UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                                                    File No.  333-84475

Pre-Effective Amendment No.                                                                                      ☐

Post-Effective Amendment No. 10                                                                                  ☑

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940                                            File No.  811-4460

Post-Effective Amendment No. 121                                                                                  ☑

(Check appropriate box or boxes.)

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Exact Name of Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Name of Depositor)

1000 Chesterbrook Blvd., Berwyn, Pennsylvania 19312
(Address of Depositor's Principal Executive Offices) (Zip Code)

Depositor's Telephone Number, including Area Code	(302) 452-4000

Thomas E. Barnes, VP and Secretary, One Nationwide Plaza, Columbus, Ohio 43215
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering	May 1, 2007

It is proposed that this filing will become effective (check appropriate box)
☐      immediately upon filing pursuant to paragraph (b)
☑      on May 1, 2007 pursuant to paragraph (b)
☐      60 days after filing pursuant to paragraph (a)(1)
☐      on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered	Flexible Premium Adjustable Survivorship Variable Life Insurance Policy

SURVIVOR OPTIONS PREMIER Flexible Premium Adjustable Survivorship Variable Life Insurance Policy
Issued by
Nationwide Provident VLI Separate Account 1
and
Nationwide Life Insurance Company of America		PROSPECTUS
May 1, 2007
Service Center 300 Continental Drive Newark, Delaware 19713	Main Administrative Office 1000 Chesterbrook Blvd. Berwyn, Pennsylvania 19312
Telephone (800) 688-5177

This prospectus describes a flexible premium adjustable survivorship variable life insurance policy ("Policy") issued by Nationwide Life Insurance Company of America (the "Company" or "NLICA").  The Policy, which is called a "survivorship" policy because it is issued on the lives of two Insureds, is a long-term investment designed to provide significant life insurance benefits for the Insureds.  This prospectus provides information that a prospective Owner should know before investing in the Policy.  You should consider the Policy in conjunction with other insurance you own.  It may not be advantageous to replace existing insurance with the Policy, or to finance the purchase of the Policy through a loan or through withdrawals from another policy.

You can allocate your Policy's values to:
•	Nationwide Provident VLI Separate Account 1 (the "Separate Account"), which invests in the Portfolios listed on the next page; or
•	the Guaranteed Account, which credits a specified rate of interest.

A prospectus for each of the Portfolios available through the Separate Account must accompany this prospectus.  Please read these documents before investing and save them for future reference.

We offer a variety of variable universal life policies.  Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy.  These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.

Please note that the Policies and the Portfolios:
•	are not guaranteed to achieve their goals;
•	are not federally insured;
•	are not endorsed by any bank or government agency; and
•	are subject to risks, including loss of the amount invested.

The Securities and Exchange Commission ("SEC") has not approved or disapproved the Policy or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

You should read your Policy along with this prospectus.

The Portfolios available for investment are offered through the following Funds:

•	AIM Variable Insurance Funds

•	The Alger American Fund

•	AllianceBernstein Variable Products Series Fund, Inc.

•	American Century Variable Portfolios, Inc.

•	American Century Variable Portfolios II, Inc.

•	Dreyfus Investment Portfolios

•	Dreyfus Stock Index Fund, Inc.

•	Dreyfus Variable Investment Fund

•	Federated Insurance Series

•	Fidelity Variable Insurance Products Fund

•	Fidelity Variable Insurance Products Fund II

•	Fidelity Variable Insurance Products Fund III

•	Fidelity Variable Insurance Products Fund IV

•	Franklin Templeton Variable Insurance Products Trust

•	Janus Aspen Series

•	Lehman Brothers Advisers Management Trust

•	MFS® Variable Insurance Trust

•	Nationwide Variable Insurance Trust

•	Neuberger Berman Advisers Management Trust

•	Oppenheimer Variable Account Funds

•	Putnam Variable Trust

•	T. Rowe Price Equity Series, Inc.

•	Van Eck Worldwide Insurance Trust

•	Van Kampen – The Universal Institutional Funds, Inc.

•	Wells Fargo Variable Trust

The following Portfolios are available under the Policy:

AIM Variable Insurance Funds
•	AIM V.I. Basic Value Fund: Series I Shares
•	AIM V.I. Capital Appreciation Fund: Series I Shares
•	AIM V.I. Capital Development Fund: Series I Shares
American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class III†
•	American Century VP Mid Cap Value Fund: Class I
•	American Century VP Value Fund: Class I*
•	American Century VP Vista Fund: Class I
American Century Variable Portfolios II, Inc.
•	American Century VP Inflation Protection Fund: Class II
Dreyfus
•	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	Dreyfus Stock Index Fund, Inc.: Initial Shares
•	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Federated Insurance Series
•	Federated Quality Bond Fund II: Primary Shares
Fidelity Variable Insurance Products ("VIP") Fund
•	VIP Equity-Income Portfolio: Initial Class*
•	VIP Growth Portfolio: Initial Class
•	VIP Overseas Portfolio: Initial Class R†
Fidelity VIP Fund II
•	VIP Contrafund® Portfolio: Initial Class
•	VIP Investment Grade Bond Portfolio: Initial Class*
Fidelity VIP Fund III
•	VIP Mid Cap Portfolio: Service Class
Fidelity VIP Fund IV
•	VIP Energy Portfolio: Service Class 2†
•	VIP Freedom Fund 2010 Portfolio: Service Class
•	VIP Freedom Fund 2020 Portfolio: Service Class
•	VIP Freedom Fund 2030 Portfolio: Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Small Cap Value Securities Fund: Class 1
•	Templeton Developing Markets Securities Fund: Class 3†
•	Templeton Global Income Securities Fund: Class 3†
Janus Aspen Series
•	Forty Portfolio: Service Shares
•	INTECH Risk-Managed Core Portfolio: Service Shares
•	International Growth Portfolio: Service II Shares†
Lehman Brothers Advisers Management Trust (formerly, Neuberger Berman Advisers Management Trust)
•	AMT Short Duration Bond Portfolio: I Class* (formerly, AMT Limited Maturity Bond Portfolio: I Class*)
MFS® Variable Insurance Trust
•	MFS Value Series: Initial Class
Nationwide Variable Insurance Trust (“NVIT”) (formerly, Gartmore Variable Insurance Trust ("GVIT"))
•	American Funds NVIT Asset Allocation Fund: Class II
•	American Funds NVIT Bond Fund: Class II
•	American Funds NVIT Global Growth Fund: Class II
•	American Funds NVIT Growth Fund: Class II
•	American Funds NVIT Growth-Income Fund: Class II
•	Federated NVIT High Income Bond Fund: Class III†*
•	Gartmore NVIT Emerging Markets Fund: Class III†
•	Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I (formerly, GVIT Small Cap Growth Fund: Class I)
•	Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV (formerly, GVIT Small Cap Value Fund:
Class IV)
•	Nationwide Multi-Manager NVIT Small Company Fund: Class IV (formerly, GVIT Small Company Fund:
Class IV)
•	Nationwide NVIT Global Health Sciences Fund:
Class III†
•	Nationwide NVIT Global Technology and Communications Fund: Class III†
•	Nationwide NVIT Government Bond Fund: Class IV
•	Nationwide NVIT Investor Destinations Funds: Class II
➢	Nationwide NVIT Investor Destinations Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderate Fund: Class II
➢	Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
➢	Nationwide NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide NVIT Mid Cap Growth Fund: Class IV
•	Nationwide NVIT Money Market Fund: Class IV
•	Nationwide NVIT U.S. Growth Leaders Fund: Class I
•	NVIT Nationwide® Fund: Class IV
•	NVIT International Value Fund: Class III†
•	NVIT Mid Cap Index Fund: Class I
•	Van Kampen NVIT Comstock Value Fund: Class IV*
•	Van Kampen NVIT Multi Sector Bond Fund: Class I*
Neuberger Berman Advisers Management Trust ("AMT")
•	AMT Fasciano Portfolio: S Class*
•	AMT International Portfolio: S Class†
•	AMT Regency Portfolio: S Class
•	AMT Socially Responsive Portfolio: I Class
Oppenheimer Variable Account Funds
•	Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
•      Oppenheimer Global Securities Fund/VA: Class 3†
•	Oppenheimer High Income Fund/VA: Class 3†*
•	Oppenheimer Main Street® Fund/VA:
Non-Service Shares
•	Oppenheimer Main Street® Small Cap Fund/VA: Non-Service Shares
T. Rowe Price Equity Series, Inc.
•    T. Rowe Price Blue Chip Growth Portfolio: Class II
•    T. Rowe Price Equity Income Portfolio: Class II
•    T. Rowe Price Limited Term Bond Portfolio: Class II
Van Kampen – The Universal Institutional Funds, Inc.
•    Core Plus Fixed Income Portfolio: Class I*
•    U.S. Real Estate Portfolio: Class I

The following Portfolio is only available in Policies issued before May 1, 2007

American Century Variable Portfolios, Inc.
•	American Century VP Ultra Fund: Class I

The following Portfolios are only available in Policies issued before May 1, 2006

Fidelity VIP Fund III
•	VIP Value Strategies Portfolio - Service Class
Franklin Templeton Variable Insurance Products Trust
•	Franklin Rising Dividends Securities Fund: Class 1
MFS Variable Insurance Trust
•	MFS Investors Growth Stock Series: Initial Class

The following Portfolios are only available in Policies issued before May 1, 2005:

Putnam Variable Trust
•	Putnam VT Growth and Income Fund: Class IB
•	Putnam VT Voyager Fund: Class IB

The following Portfolios are only available in Policies issued before May 1, 2004:

AllianceBernstein Variable Products Series Fund, Inc.
•	AllianceBernstein Growth and Income Portfolio: Class A
•	AllianceBernstein Small/Mid Cap Value Portfolio:
Class A
American Century Variable Portfolios, Inc.
•	American Century VP Income & Growth Fund: Class I
Dreyfus
•	Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
Federated Insurance Series
•	Federated American Leaders Fund II: Primary Shares
•	Federated Capital Appreciation Fund II: Primary Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Global Utilities Fund: Class III†
•	Nationwide NVIT Global Financial Services Fund:
Class III†
Janus Aspen Series
•	Balanced Portfolio: Service Shares
Neuberger Berman AMT
•	AMT Mid-Cap Growth Portfolio: Class I

The following Portfolios are only available in Policies issued before May 1, 2003:

The Alger American Fund
•	Alger American Small Capitalization Portfolio:
Class O Shares
Fidelity VIP Fund
•	VIP High Income Portfolio: Initial Class R†*
Fidelity VIP Fund II
•	VIP Asset Manager Portfolio: Initial Class
Janus Aspen Series
•	Global Technology Portfolio: Service II Shares†
Nationwide Variable Insurance Trust
•	J.P. Morgan NVIT Balanced Fund: Class IV
•	Nationwide NVIT Growth Fund: Class IV
•	NVIT S&P 500 Index Fund: Class IV
Neuberger Berman AMT
•	AMT Partners Portfolio: I Class
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Class R†
•	Worldwide Emerging Markets Fund: Class R†
•	Worldwide Hard Assets Fund: Class R†
•	Worldwide Real Estate Fund: Class R†
Wells Fargo Variable Trust
•	Wells Fargo VT Advantage Discovery Fund
•	Wells Fargo Advantage VT Opportunity Fund

Effective May 1, 2007, the following Portfolios are not available to accept transfers or new premium:

Fidelity VIP Fund
•	VIP High Income Portfolio: Initial Class*
Oppenheimer Variable Account Funds
•	Oppenheimer High Income Fund/VA:
Non-Service Shares*

Effective May 1, 2005, the following Portfolio is not available to accept transfers or new premium:

Nationwide Variable Insurance Trust
•	Federated NVIT High Income Bond Fund: Class I*

Effective May 1, 2004, the following Portfolios are not available to accept transfers or new premium:

American Century Variable Portfolios, Inc.
•	American Century VP International Fund: Class I
Fidelity VIP Fund
•	VIP Overseas Portfolio: Initial Class
Franklin Templeton Variable Insurance Products Trust
•	Templeton Foreign Securities Fund: Class 1
Janus Aspen Series
•	Global Technology Portfolio: Service Shares
•	International Growth Portfolio: Service Shares
Nationwide Variable Insurance Trust
•	Gartmore NVIT Emerging Markets Fund: Class I
•	Gartmore NVIT Global Utilities Fund: Class I
•	Nationwide NVIT Global Financial Services Fund:
Class I
•	Nationwide NVIT Global Health Sciences Fund: Class I
•	Nationwide NVIT Global Technology and Communications Fund: Class I
•	NVIT International Value Fund: Class IV
Oppenheimer Variable Account Funds
•	Oppenheimer Global Securities Fund/VA:
Non-Service Shares
Putnam Variable Trust
•	Putnam VT International Equity Fund: Class IB
Van Eck Worldwide Insurance Trust
•	Worldwide Bond Fund: Initial Class
•	Worldwide Emerging Markets Fund: Initial Class
•	Worldwide Hard Assets Fund: Initial Class
•	Worldwide Real Estate Fund: Initial Class
Van Kampen – The Universal Institutional Funds, Inc.
•	Emerging Markets Debt Portfolio: Class I

†These Portfolios assess a short-term trading fee.

*These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

Table of Contents
Page
Policy Benefits/Risks Summary	1
Policy Benefits
Death Benefit
Policy Cancellation, Surrender, and Partial
Withdrawals
Transfers
Loans
Personalized Illustrations
Policy Risks
Investment Risk
Risk of Increase in Current Fees and Charges
Risk of Lapse
Tax Risks
Withdrawal and Surrender Risks
Loan Risks
Portfolio Risks
Fee Table	4
The Policy	7
Purchasing a Policy
When Insurance Coverage Takes Effect
Canceling a Policy (Free Look Right)
Ownership and Beneficiary Rights
Modifying the Policy
Other Policies
Premiums	8
Allocating Premiums
Delay in Allocation
Policy Account Values	10
Policy Account Value
Net Cash Surrender Value
Sub account Value
Unit Value
Guaranteed Account Value
Special Policy Account Value Credit
Death Benefit	11
Insurance Proceeds
Death Benefit Options
Changing Death Benefit Options
Decreasing the Face Amount
Settlement Options
Surrenders and Partial Withdrawals	13
Surrenders
Partial Withdrawals
Transfers	14
Disruptive Trading
Transfers from the Guaranteed Account
Dollar Cost Averaging
Automatic Asset Rebalancing
Additional Transfer Rights
Loans	16
Telephone, Fax, and E-Mail Requests	17
Policy Lapse and Reinstatement	18
Lapse
Reinstatement
The Company and the Guaranteed Account	18
Nationwide Life Insurance Company of America
The Guaranteed Account

Table of Contents (continued)
Page
The Separate Account and the Portfolios	19
The Separate Account
The Portfolios
Addition, Deletion, or Substitution of Investments
Voting Portfolio Shares
Charges and Deductions	20
Premium Expense Charge
Monthly Deduction
Mortality and Expense Risk Charge
Surrender Charges
Partial Withdrawal Charge
Transfer Charge
Short-Term Trading Fees
Loan Interest Charge
Portfolio Expenses
Federal Tax Considerations	25
Tax Treatment of Policy Benefits
Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers	27
Split Dollar Arrangements	28
Supplemental Benefits and Riders	28
Sale of the Policies	29
Policy Pricing
Information on Portfolio Payments
State Variations	30
Legal Proceedings	31
Financial Statements	32
Glossary	33
Appendix A: Portfolio Information	35

Policy Benefits/Risks Summary

The Policy is a flexible premium adjustable survivorship variable life insurance policy.  The Policy is built around its Policy Account Value.  The Policy Account Value will increase or decrease depending on the investment performance of the Subaccounts, the amount of interest we credit to the Guaranteed Account, the Premiums you pay, the Policy fees and charges we deduct, and the effect of any Policy transactions (such as transfers, partial withdrawals, and loans).  We do not guarantee any minimum policy account value.  You could lose some or all of your money.

This summary describes the Policy's important benefits and risks.  The sections in the prospectus following this summary discuss the Policy's benefits and other provisions in more detail.  The Glossary at the end of the prospectus defines certain words and phrases used in this prospectus.

Policy Benefits

Death Benefit

•
Insurance Proceeds.  We pay Insurance Proceeds to the Beneficiary upon due proof of the deaths of both Insureds.  The Insurance Proceeds are not payable, in whole or in part, at the time the first Insured dies.  The Insurance Proceeds equal the death benefit and any additional insurance provided by Rider less any Indebtedness and unpaid Monthly Deductions.

•
Death Benefit Option A and Option B.  In the Application, you choose between two death benefit options under the Policy.  We will not issue the Policy until you have elected a death benefit option.  We calculate the amount available under each death benefit option as of the last surviving Insured's date of death.

o	Death Benefit Option A is equal to the greater of:

•	the Face Amount (which is the amount of insurance you select); or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

o	Death Benefit Option B is equal to the greater of:

•	the Face Amount plus the Policy Account Value; or

•	the Policy Account Value multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

•
Change in Death Benefit Option and Decrease in Face Amount.  After the first Policy Year, you may change death benefit options while the Policy is in force.  Also, after the first Policy Year, you may decrease the Face Amount subject to certain conditions.  We may apply a surrender charge if you decrease your Face Amount.  A change in death benefit option or Face Amount may have tax consequences.

Policy Cancellation, Surrender, and Partial Withdrawals

•	Policy Cancellation. When you receive your Policy, a 10-day "free look" period begins. You may return your Policy during this period and receive a refund.

•
Surrender.  At any time while the Policy is in force, you may make a Written Request (by submitting our Surrender form to us) to Surrender your Policy and receive the Net Cash Surrender Value.  A Surrender may have tax consequences.

•
Partial Withdrawal.  After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value, subject to the following rules.  Partial withdrawals may have tax consequences.

o	You must request at least $1,500.

o	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value.

o	If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal.

o	Unless you specify otherwise, we will deduct the requested partial withdrawal and partial withdrawal charge from the Subaccounts and the Guaranteed Account in proportion to the value in each account.

Transfers

•	You may make transfers among the Subaccounts and the Guaranteed Account.

•	We charge $25 for the 13th and each additional transfer during a Policy Year.

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners.

•	Transfers out of the Guaranteed Account may be made only within 30 days of a Policy Anniversary.

•	The minimum amount you may transfer from a Subaccount or the Guaranteed Account is the lesser of $1,000 or the total value in the Subaccount or Guaranteed Account.

Loans

•	You may take a loan (minimum $500) from your Policy at any time. The maximum loan amount you may take is the Net Cash Surrender Value. Loans may have tax consequences.

•
We charge you a maximum annual interest rate of 6% ("charged interest rate") on your loan.  Charged interest is due and payable at the end of each Policy Year.  Unpaid interest becomes part of the outstanding loan and accrues interest if it is not paid by the end of the Policy Year.

•
We credit interest on amounts in the Loan Account ("earned interest rate") and we guarantee that the annual earned interest rate will not be lower than 4%.  We currently credit an earned interest rate of 4.50% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

•
As collateral for the loan, we transfer an amount equal to the loan (adjusted by the earned interest rate and the charged interest rate to the next Policy Anniversary) from the Separate Account and Guaranteed Account to the Loan Account on a pro rata basis, unless you specify another allocation.

•	You may repay all or part of your Indebtedness at any time while at least one Insured is living and the Policy is in force.

•	We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the death of the last surviving Insured.

Personalized Illustrations

•
You will receive personalized illustrations that reflect your own particular circumstances.  These illustrations may help you to understand the long-term effects of different levels of investment performance and the charges and deductions under the Policy.  They also may help you compare the Policy to other life insurance policies.  These illustrations also show the value of Premiums accumulated with interest and demonstrate that the Policy Account Value may be low (compared to the Premiums paid plus accumulated interest) if you Surrender the Policy in the early Policy Years.  Therefore, you should not purchase the Policy as a short-term investment.  The personalized illustrations are based on hypothetical rates of return and are not a representation or guarantee of investment returns or Policy Account Value.

Policy Risks

Investment Risk

If you invest your Policy Account Value in one or more Subaccounts, then you will be subject to the risk that investment performance will be unfavorable and that the Policy Account Value will decrease.  In addition, we deduct Policy fees and charges from your Policy Account Value, which can significantly reduce your Policy Account Value.  During times of poor investment performance, this deduction will have an even greater impact on your Policy Account Value.  You could lose everything you invest and your Policy could Lapse without value, unless you pay additional Premiums.

Frequent trading in the Subaccounts may dilute the value of your Subaccount units, cause the Subaccount to incur higher transaction costs, and/or interfere with the Subaccount's ability to pursue its stated investment objective.  This disruption to the Subaccount trading may result in lower investment performance and cash value.  We have instituted procedures to minimize disruptive trading transfers, including, but not limited to, transfer restrictions and short-term trading fees.  While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot assure you that we have eliminated these risks.

If you allocate Net Premiums to the Guaranteed Account, then we credit your Policy Account Value (in the Guaranteed Account) with a declared rate of interest.  You assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Increase in Current Fees and Charges

Certain fees and charges are currently assessed at less than their maximum levels.  We may increase these current charges in the future up to the guaranteed maximum levels.  If fees and charges are increased, you may need to increase the amount and/or frequency of Premiums to keep the Policy in force.

Risk of Lapse

If your Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges, your Policy may enter a 61-day Grace Period.  We will notify you that the Policy will Lapse (terminate without value) unless you make a sufficient payment during the Grace Period.  Your Policy may also Lapse if your Indebtedness reduces the Net Cash Surrender Value to zero.  Your Policy generally will not Lapse: (1) during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium; (2) if you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or (3) if you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Tax Risks

We anticipate that the Policy should generally be deemed a life insurance contract under federal tax law.  However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  Assuming that a Policy qualifies as a life insurance contract for federal income tax purposes, you should not be deemed to be in constructive receipt of Policy Account Value under a Policy until there is a distribution from the Policy.  Moreover, death benefits payable under a Policy should be excludable from the gross income of the Beneficiary.  As a result, the Beneficiary generally should not have to pay U.S. federal income tax on the death benefit, although other taxes, such as estate taxes, may apply.

Depending on the total amount of Premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws.  If a Policy is treated as a MEC, then Surrenders, partial withdrawals, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy.  In addition, a 10% penalty tax may be imposed on Surrenders, partial withdrawals, and loans taken before you attain age 59½.  If the Policy is not a MEC, distributions generally will be treated first as a return of basis or investment in the contract and then as taxable income.  Moreover, loans will generally not be treated as distributions.  Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

See "Federal Tax Considerations."  You should consult a qualified tax adviser for assistance in all Policy-related tax matters.

Withdrawal and Surrender Risks

The surrender charge under the Policy applies for 15 Policy Years after the Policy Date.  It is possible that you will receive no Net Cash Surrender Value if you Surrender your Policy in the first few Policy Years.  You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time.  You should not purchase the Policy if you intend to Surrender all or part of the Policy Account Value in the near future.  We designed the Policy to meet long-term financial goals.  The Policy is not suitable as a short-term investment.

Even if you do not ask to Surrender your Policy, surrender charges may play a role in determining whether your Policy will Lapse (terminate without value), because surrender charges decrease the Net Cash Surrender Value, which is a measure we use to determine whether your Policy will enter a Grace Period (and possibly Lapse).  See "Risk of Lapse," above.

Partial withdrawals are not permitted during the first Policy Year, and we will reduce the Face Amount by the amount of the partial withdrawal if Death Benefit Option A is in effect.

A Surrender or partial withdrawal may have tax consequences.

Loan Risks

A Policy loan, whether or not repaid, will affect Policy Account Value over time because we subtract the amount of the loan from the Subaccounts and/or Guaranteed Account as collateral and hold it in the Loan Account.  This loan collateral does not participate in the investment performance of the Subaccounts or receive any higher current interest rate credited to the Guaranteed Account.

We reduce the amount we pay on the death of the last surviving Insured by the amount of any Indebtedness.  Your Policy may Lapse (terminate without value) if your Indebtedness reduces the Net Cash Surrender Value to zero.

A loan may have tax consequences.  In addition, if you Surrender a Policy that is not a MEC or allow it to Lapse while a Policy loan is outstanding, the amount of the loan, to the extent it has not previously been taxed, will be added to any amount you receive and taxed accordingly.

Portfolio Risks

A comprehensive discussion of the risks of each Portfolio may be found in each Portfolio's prospectus.  Please refer to the Portfolios' prospectuses for more information.

There is no assurance that any Portfolio will achieve its stated investment objective.

Fee Table

The following tables describe the fees and expenses that a Policy Owner will pay when buying, owning, and Surrendering the Policy.  The first table describes the fees and expenses that a Policy Owner will pay at the time that he or she buys the Policy, Surrenders the Policy, takes a partial withdrawal, or transfers Policy Account Value among the Subaccounts and the Guaranteed Account.

Transaction Fees
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Maximum Charge Imposed on Premiums (Premium Expense Charge):
Premium Tax Charge[1]	Upon receipt of each premium payment	0-4% of each premium payment, depending on the Insureds' states of residence	0-4% of each premium payment, depending on the Insureds' states of residence
Percent of Premium Charge[2]	Upon receipt of each premium payment	6% of premium payments[2]	6% of premium payments[2]
Maximum Deferred Surrender Charge:
Deferred Sales Charge[3]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount	The lesser of: (1) 30% of all Premiums paid to the date of Surrender or Lapse, or (2) during Policy Years 1-11, 60% of the Target Premium[4] for the Initial Face Amount
Deferred Administrative Charge[5]	Upon Surrender, Lapse, or decrease in Face Amount during the first 15 Policy Years	During Policy Years 1-11, $5.00 per $1,000 of Face Amount	During Policy Years 1-11, $5.00 per $1,000 of Face Amount
Other Withdrawal/Surrender Fees	Upon partial withdrawal	$25 per withdrawal	$25 per withdrawal
Transfer Fees[6]	Upon transfer	$25 per transfer	$25 per transfer
Short-Term Trading Fee[7]	Upon transfer of Subaccount value out of a Subaccount within 60 days after allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount	1% of the amount transferred from the Subaccount within 60 days of allocation to that Subaccount

1 We do not deduct a premium tax charge in jurisdictions that impose no premium tax.  Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.

2 After the 15th Policy Year, the percent of premium charge decreases to 1.5% of premium payments.

3 The deferred sales charge varies based on the Joint Equal Age of the Insureds, and decreases after Joint Equal Age 71.  Beginning in year 12, the deferred sales charge decreases each Policy Year to 0% after the 15th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

4 The Target Premium varies based on each Insured's Issue Age and Face Amount.  The maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount.

5 The deferred administrative charge decreases each Policy Year to $0 after the 15th Policy Year.  Upon a decrease in Face Amount, we deduct a portion of this charge.

6 We do not assess a transfer charge for the first 12 transfers each Policy Year.

7 The Short-Term Trading Fee is only assessed in connection with those Portfolios that assess a redemption fee to the Variable Account (refer to the end of the Fee Table for a complete list of Portfolios that assess redemption fees).

The next table describes the fees and expenses that a Policy Owner will pay periodically during the time that he or she owns the Policy, not including Portfolio fees and expenses.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Cost of Insurance:[8] Minimum and Maximum Charge	On Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of net amount at risk[9] per month	$0.00 - $22.45 per $1,000 of net amount at risk[2] per month
Charge for male and female Insureds, Joint Equal Age 64, in the nonsmoker Premium Classes, in the second Policy Year	On Policy Date and monthly on Policy Processing Day	$0.07 per $1,000 of net amount at risk per month	$0.07 per $1,000 of net amount at risk per month
Initial Administrative Charge[10]	On Policy Date and monthly on Policy Processing Day	$17.50 plus $0.11 per $1,000 on the first million of Face Amount[11]	$17.50 plus $0.11 per $1,000 on the first million of Face Amount[4]
Monthly Administrative Charge	On Policy Date and monthly on Policy Processing Day	$12 plus $0.03 per $1,000 of Face Amount	$7.50 plus $0.01 per $1,000 of Face Amount
Mortality and Expense Risk Charge[12]	Daily	Annual rate of 0.90% of the average daily net assets of each Subaccount in which you are invested	Annual rate of 0.75% of the average daily net assets of each Subaccount in which you are invested
Loan Interest Charge[13]	On Policy Anniversary or earlier as applicable[14]	Annual rate of 6.00% of the loan amount	Annual rate of 6.00% of the loan amount
Optional Charges:[15]
Change of Insured Rider	N/A	None	None

8 Cost of insurance charges vary based on each Insured's Issue Age, sex, Premium Class, Policy Year, and net amount at risk.  The cost of insurance charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the guaranteed cost of insurance charge applicable to your Policy, and more detailed information concerning your cost of insurance charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums and Riders requested.

9 The net amount at risk is equal to the death benefit on the Policy Processing Day minus the Policy Account Value on the Policy Processing Day.

10 We only deduct the initial administrative charge on the first 12 Policy Processing Days.

11 The initial administrative charge decreases for each million of Face Amount over the first million to $0 on any excess Face Amount over 5 million.

12 The mortality and expense risk charge may be offset by the Special Policy Account Value Credit, which is an amount added to the Policy Account Value in the Subaccounts under certain conditions.  (See "Policy Account Values – Special Policy Account Value Credit.")

13 The maximum guaranteed net cost of loans is 2.00% annually (e.g., the difference between the amount of interest we charge you for a loan (6.00% annually) and the amount of interest we credit to the Loan Account (guaranteed not be lower than 4.00% annually)).  After offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% annually, and after offsetting the 5.50% interest we currently credit to the Loan Account after the first 15 Policy Years, the net cost of loans is 0.50% annually.

14 While a Policy loan is outstanding, loan interest is payable in arrears on each Policy Anniversary or, if earlier, on the date of loan repayment, Lapse, Surrender, Policy termination, or the last surviving Insured's death.

15 Charges for the Convertible Term Life Insurance Rider, Disability Waiver Benefit Rider, Four Year Survivorship Term Life Insurance Rider, and Survivorship Additional Insurance Benefit Rider may vary based on each Insured's Issue or Attained Age, sex, Premium Class, Policy Year, Face Amount, and net amount at risk.  Charges based on Attained Age may increase as each Insured ages.  The Rider charges shown in the table may not be typical of the charges you will pay.  Your Policy's specifications page will indicate the Rider charges applicable to your Policy, and more detailed information concerning these Rider charges is available on request from our Service Center.  Also, before you purchase the Policy, we will provide you personalized illustrations of your future benefits under the Policy based upon each Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.

Periodic Charges Other Than Portfolio Operating Expenses
Charge	When Charge is Deducted	Amount Deducted
		Guaranteed Charge	Current Charge
Convertible Term Life Insurance Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.09 - $420.82 per $1,000 of Rider coverage amount per month	$0.06 - $113.16 per $1,000 of Rider coverage amount per month
Charge for a female Insured, Attained Age 41, in the nonsmoker Premium Class	On Rider Policy Date and monthly on Policy Processing Day	$0.19 per $1,000 of Rider coverage amount per month	$0.13 per $1,000 of Rider coverage amount per month
Disability Waiver Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and Monthly on Policy Processing Day	$0.01 - $1.76 per $1,000 net amount at risk per month	$0.01 - $1.76 per $1,000 net amount at risk per month
Charge for an Insured, Attained Age 41	On Rider Policy Date and Monthly on Policy Processing Day	$0.01 per $1,000 net amount at risk per month	$0.01 per $1,000 net amount at risk per month
Final Policy Date Extension Rider	N/A	None	None
Four Year Survivorship Term Life Insurance Rider:[16] Minimum and Maximum Charge	On Rider Policy Date and Monthly on Policy Processing Day	$0.03 - $2.75 per $1,000 of Rider coverage amount per month	$0.03 - $0.10 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds, Joint Equal Age 60	On Rider Policy Date and Monthly on Policy Processing Day	$0.12 per $1,000 of Rider coverage amount per month	$0.03 per $1,000 of Rider coverage amount per month
Guaranteed Minimum Death Benefit Rider	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per every $1,000 of Face Amount per month	$0.01 per every $1,000 of Face Amount per month
Policy Split Option Rider	N/A	None	None
Survivorship Additional Insurance Benefit Rider: Minimum and Maximum Charge	On Rider Policy Date and monthly on Policy Processing Day	$0.00 - $93.08 per $1,000 of Rider coverage amount per month	$0.00 - $20.79 per $1,000 of Rider coverage amount per month
Charge for male and female Insureds Joint Equal Age 55, in the preferred Premium Classes, in the second Policy Year following the Rider Policy Date	On Rider Policy Date and monthly on Policy Processing Day	$0.01 per $1,000 of Rider coverage amount per month	$0.01 per $1,000 of Rider coverage amount per month

The following table shows the minimum and maximum Total Annual Portfolio Operating Expenses, as of December 31, 2006, that a Owner will pay periodically during the time that he or she owns the Policy.  The table does not reflect Short-Term Trading Fees.  More detail concerning each Portfolio's fees and expenses is contained in the prospectus for each Portfolio.  Please contact us, at the telephone numbers or address on the cover page of this prospectus, for free copies of the prospectuses for the mutual funds available under the policy.

	Minimum		Maximum
Total Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12-b-1) fees, and other expenses, as a percentage of average Portfolio assets)	0.10%	–	2.74%

The minimum and maximum Portfolio operating expenses indicated above do not reflect voluntary or contractual reimbursements and/or waivers applied to some Portfolios.  Therefore, actual expenses could be lower.  Refer to the Portfolio prospectuses for specific expense information.

The following Portfolios assess a Short-Term Trading Fee in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to that Subaccount (see "Short-Term Trading Fees"):

•	American Century Variable Portfolios, Inc. – American Century VP International Fund: Class III

16 The Four Year Survivorship Term Life Insurance Rider is not available for Policies issued on or after June 1, 2003.

•	Fidelity VIP Fund – VIP Overseas Portfolio: Initial Class R
•	Fidelity VIP Fund IV – VIP Energy Portfolio: Service Class 2
•	Franklin Templeton Variable Insurance Products Trust – Templeton Developing Markets Securities Fund: Class 3
•	Franklin Templeton Variable Insurance Products Trust – Templeton Global Income Securities Fund: Class 3
•	NVIT – Federated NVIT High Income Bond Fund: Class III
•	NVIT – Gartmore NVIT Emerging Markets Fund: Class III
•	NVIT – Gartmore NVIT Global Utilities Fund: Class III
•	NVIT – Nationwide NVIT Global Financial Services Fund: Class III
•	NVIT – Nationwide NVIT Global Health Sciences Fund: Class III
•	NVIT – Nationwide NVIT Global Technology and Communications Fund: Class III
•	NVIT –NVIT International Value Fund: Class III
•	Janus Aspen Series – Global Technology Portfolio: Service II Shares
•	Janus Aspen Series – International Growth Portfolio: Service II Shares
•	Neuberger Berman AMT – AMT International Portfolio: Class S
•	Oppenheimer Variable Account Funds – Oppenheimer Global Securities Fund/VA: Class 3
•	Oppenheimer Variable Account Funds – Oppenheimer High Income Fund/VA: Class e
•	Van Eck Worldwide Insurance Trust – Worldwide Bond Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Emerging Markets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Hard Assets Fund: Class R
•	Van Eck Worldwide Insurance Trust – Worldwide Real Estate Fund: Class R

The Policy

Purchasing a Policy

To purchase a Policy, you must submit a completed Application and an initial premium to us at our Service Center through any licensed life insurance agent who is appointed by NLICA and who is also a registered representative of 1717 Capital Management Company ("1717"), the principal underwriter for the Policy (as well as for other variable life policies), or a registered representative of a broker-dealer having a selling agreement with 1717, or a registered representative of a broker-dealer having a selling agreement with these broker-dealers.  If you submit your Application and/or initial premium to your agent, we will not begin processing your purchase order until we receive the Application and initial premium from your agent's broker-dealer.

The minimum Initial Face Amount is $100,000.

Generally, the Policy is available for two Insureds, each between the ages of 21 and 85 and with a Joint Equal Age between 25 and 85.  We can provide you with details as to our underwriting standards when you apply for a Policy.  We reserve the right to modify our minimum Face Amount and underwriting requirements at any time.  We must receive Evidence of Insurability that satisfies our underwriting standards before we will issue a Policy.  We reserve the right to reject an Application for any reason permitted by law.

In order to comply with the USA Patriot Act and rules promulgated thereunder, Nationwide will implement procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.

Replacement of Existing Insurance.  It may not be in your best interest to Surrender, Lapse, change, or borrow from existing life insurance policies or annuity contracts in connection with the purchase of the Policy.  You should compare your existing insurance and the Policy carefully.  You should replace your existing insurance only when you determine that the Policy is better for you.  You may have to pay a surrender charge on your existing insurance, and the Policy will impose a new surrender charge period.  You should talk to your financial professional or tax adviser to make sure the exchange will be tax-free.  If you Surrender your existing policy for cash and then buy the Policy, you may have to pay a tax, including possibly a penalty tax, on the Surrender.  Because we will not issue the Policy until we have received an initial premium from your existing insurance company, the issuance of the Policy may be delayed.

When Insurance Coverage Takes Effect

We will issue the Policy only if the underwriting process has been completed, the Application has been approved, and the proposed Insured is alive and in the same condition of health as described in the Application.  However, full insurance coverage under the Policy will take effect only if the Minimum Initial Premium also has been paid.  We begin to deduct monthly charges from your Policy Account Value on the Policy Issue Date.

We may provide temporary insurance coverage before full insurance coverage takes effect, subject to our underwriting rules and Policy conditions.  The amount of temporary insurance coverage we provide may be less than the amount of full insurance coverage you later receive.  If temporary insurance does not take effect, then no insurance shall take effect unless and until: (1) the underwriting process has been completed; (2) the Application has been approved; (3) the Minimum Initial Premium has been paid; and (4) there has been no change in the insurability of any proposed Insured since the date of Application.

Canceling a Policy (Free Look Right)

Initial Free Look.  You may cancel a Policy during the Free Look Period by providing Written Notice of cancellation and returning the Policy to us or to the agent who sold it.  The Free Look Period begins when you receive the Policy and generally expires 10 days after you receive the Policy.  This period will be longer if required by state law.  If you decide to cancel the Policy during the Free Look Period, we will treat the Policy as if we never issued it.

Within 7 days after we receive the returned Policy, we generally will refund an amount equal to the sum of:

1.	The Policy Account Value as of the date we receive the returned Policy, plus

2.	Any premium expense charges deducted from Premiums paid, plus

3.	Any Monthly Deductions charged against the Policy Account Value, plus

4.	An amount reflecting other charges deducted (directly or indirectly) under the Policy.

We may postpone payment of the refund under certain conditions.  The Free Look Period may be longer in some states and, where state law requires, the refund will equal all payments you made (less any partial withdrawals and Indebtedness).

Ownership and Beneficiary Rights

The Policy belongs to the Owner named in the Application.  While at least one Insured is living, the Owner may exercise all of the rights and options described in the Policy.  The Insureds jointly are the Owner unless a different Owner is named in the Application or thereafter changed.  After the death of the first Insured, the last surviving Insured is the Owner unless otherwise provided.  If the Insureds and Owner are not the same, and the Owner dies while an Insured is still living, ownership rights will vest in the estate of the Owner, unless otherwise provided.  To the extent permitted by law, Policy benefits are not subject to any legal process for the payment of any claim against the payee, and no right or benefit will be subject to claims of creditors (except as may be provided by assignment).  The principal rights of the Owner include selecting and changing the Beneficiary, changing the Owner, and assigning the Policy.  Changing the Owner or assigning the Policy may result in tax consequences.

The principal right of the Beneficiary is the right to receive the Insurance Proceeds under the Policy.

Modifying the Policy

Any modification or waiver of our rights or requirements under the Policy must be in writing and signed by our president or a vice president.  No agent may bind us by making any promise not contained in the Policy.

Upon notice to you, we may modify the Policy:

•
to conform the Policy, our operations, or the Separate Account's operations to the requirements of any law (or regulation issued by a government agency) to which the Policy, our Company, or the Separate Account is subject;

•	to assure continued qualification of the Policy as a life insurance contract under the federal tax laws; or

•	to reflect a change in the Separate Account's operation.

If we modify the Policy, we will make appropriate endorsements to the Policy.  If any provision of the Policy conflicts with the laws of a jurisdiction that govern the Policy, we reserve the right to amend the provision to conform to these laws.

Other Policies

We offer other variable life insurance policies that have different death benefits, policy features, and optional programs.  However, these other policies also have different charges that would affect your Subaccount performance and Policy Account Value.  To obtain more information about these other policies, contact our Service Center or your agent.

Premiums

Minimum Initial Premium.  No insurance will take effect until the Minimum Initial Premium is paid, and the health and other conditions of the Insureds described in the Application must not have changed.  Premium Flexibility.  When you apply for a Policy, you will elect to pay Premiums on a quarterly, semiannual, or annual basis (planned periodic premiums).  We will then send you a premium reminder notice as each payment becomes "due." However, you do not have to pay Premiums according to any schedule.  You have flexibility to determine the frequency and the amount of the Premiums you pay, and you can change the planned periodic premium schedule at any time.  If you are submitting a premium payment pursuant to a premium reminder notice, the address for payment will be enclosed with the notice.

You may also send your premium payments to our Service Center, or send additional premium payments by wire transfer.  If you submit a premium payment to your agent, we will not begin processing the premium until we receive it from your agent's broker-dealer.  If you have an outstanding Policy loan, we will credit all payments you send to us as loan repayments unless you provide

Written Notice for the payments to be applied as premium payments.  (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)  You may also choose to have premium payments automatically deducted monthly from your bank account or other source under the automatic payment plan.  Payment of the planned periodic premiums does not guarantee that the Policy will remain in force.  See "Policy Lapse and Reinstatement."

You may not pay any Premiums after the Policy's Final Policy Date.  You may not pay Premiums less than $20, and we reserve the right to increase this minimum to an amount not exceeding $500 upon 90 days Written Notice to you.  We have the right to limit or refund any premium or portion of a premium if:

1.	The premium would disqualify the Policy as a life insurance contract under the Code;

2.	The amount you pay is less than the minimum dollar amount allowed (currently $20); or

3.	The premium would increase the net amount at risk (unless you provide us with satisfactory Evidence of Insurability).

You can stop paying Premiums at any time and your Policy will continue in force until the earlier of the Final Policy Date, or the date when either: (1) the last surviving Insured dies; (2) the Grace Period ends without a sufficient payment (see "Policy Lapse and Reinstatement"); or (3) we receive your Written Notice requesting a Surrender of the Policy.

Minimum Guarantee Premium.  The Minimum Guarantee Premium is the monthly premium amount necessary to guarantee insurance coverage during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005).  Your Policy's specifications page will show a Minimum Guarantee Premium amount for your Policy, which is based on each Insured's Issue Age, sex, Premium Class, Face Amount, and Riders.  The Minimum Guarantee Premium will increase if you add supplemental benefits to your Policy.  The Minimum Guarantee Premium will decrease for any supplemental benefit you decrease or discontinue.  The Minimum Guarantee Premium will not decrease if you decrease the Face Amount.  See "Death Benefit – Decreasing the Face Amount."

Premium Limitations.  The Code provides for exclusion of the death benefit from a Beneficiary's gross income if total premium payments do not exceed certain stated limits.  In no event can the total of all Premiums paid under a Policy exceed these limits.  We have established procedures to monitor whether aggregate Premiums paid under a Policy exceed those limits.  If a premium is paid which would result in total Premiums exceeding these limits, we will accept only that portion of the premium that would make total Premiums equal the maximum amount that may be paid under the Policy.  We will notify you of available options with regard to the excess premium.  If a satisfactory arrangement is not made, we will refund this excess to you.  If total Premiums do exceed the maximum premium limitations established by the Code, however, the excess of a Policy's death benefit over the Policy's cash surrender value (i.e., the Policy Account Value less any surrender charges) should still be excludable from gross income.

The maximum premium limitations set forth in the Code depend in part upon the amount of the death benefit at any time.  As a result, any Policy changes that affect the amount of the death benefit may affect whether cumulative Premiums paid under the Policy exceed the maximum premium limitations.

Refund of Excess Premium for Modified Endowment Contracts.  At the time a premium is credited which would cause the Policy to become a MEC, we will notify you that the Policy will become a MEC unless you request a refund of the excess premium within 30 days after receiving the notice.  If you request a refund, we will deduct the Policy Account Value attributable to the excess premium (including any interest or earnings on the excess premium) from the Subaccounts and/or the Guaranteed Account in the same proportion as the premium was initially allocated to the Subaccounts and/or the Guaranteed Account.  The excess premium paid (including any interest or earnings on the excess premium) will be returned to you.  For more information on MECs, see "Federal Tax Considerations."

Tax-Free Exchanges (1035 Exchanges).  We may accept as part of your initial premium, money from another life insurance contract that qualified for a tax-free exchange under Section 1035 of the Code, contingent upon receipt of the cash from that contract.  If you contemplate such an exchange, you should consult a tax adviser to discuss the potential tax effects of such a transaction.

Allocating Premiums

When you apply for a Policy, you must instruct us in the Application to allocate your net premium to one or more Subaccounts of the Separate Account and/or to the Guaranteed Account according to the following rules:

•	Allocation percentages must be in whole numbers and the sum of the percentages must equal 100%.

•	We will allocate the net premium as of the Valuation Day we receive it at our Service Center according to your current premium allocation instructions, unless otherwise specified.

•
You may change the allocation instructions for additional Net Premiums without charge by providing us with Written Notice.  Any change in allocation instructions will be effective on the Valuation Day we record the change.

Investment returns from amounts allocated to the Subaccounts will vary with the investment performance of these Subaccounts and will be reduced by Policy charges.  You bear the entire investment risk for amounts you allocate to the Subaccounts.  You should periodically review your allocation schedule in light of market conditions and your overall financial objectives.

Delay in Allocation

Certain states require us to refund all payments (less any partial withdrawals and Indebtedness) in the event you cancel the Policy during the Free Look Period.  See "The Policy – Canceling a Policy (Free Look Right)."  In those states, we will allocate to the Money Market Subaccount any Premiums you request be allocated to Subaccount(s) which are received at our Service Center within 15 days from the later of: (1) the Policy Issue Date; or (2) the date we receive the Minimum Initial Premium.  After this 15-day period ends, the value in the Money Market Subaccount is allocated among the Subaccounts as indicated in the Application.  We invest all Net Premiums paid thereafter based on the allocation percentages then in effect.

Policy Account Values

Policy Account Value

The Policy Account Value serves as the starting point for calculating values under a Policy.

Policy Account Value:
•equals the sum of all values in the Guaranteed Account, the Loan Account, and in each Subaccount;
•is determined first on the Policy Date and then on each Valuation Day; and
•has no guaranteed minimum amount and may be more or less than Premiums paid.

Policy Account Value varies from day to day, depending on the investment performance of the Subaccounts you choose, interest we credit to the Guaranteed Account, charges we deduct, and any other transactions (e.g., transfers, partial withdrawals, and loans).  We do not guarantee a minimum policy account value.

Net Cash Surrender Value

The Net Cash Surrender Value is the amount we pay to you when you Surrender your Policy.  We determine the Net Cash Surrender Value at the end of the Valuation Period when we receive your written Surrender request at our Service Center.

Net Cash Surrender Value at the end of any Valuation Day is equal to:	•the Policy Account Value as of such date; minus •any surrender charge as of such date; minus •any outstanding Indebtedness.

Subaccount Value

At the end of any Valuation Period, the Subaccount value is equal to the number of units in the Subaccount multiplied by the unit value of that Subaccount.

The number of units in any Subaccount at the end of any Valuation Day equals:
•the initial units purchased at the unit value on the Policy Issue Date; plus
•units purchased with additional Net Premiums; plus
•units purchased with Special Policy Account Value Credit (see "Policy Account Values – Special Policy Account Value Credit"); plus
•units purchased via transfers from another Subaccount, the Guaranteed Account, or the Loan Account; minus
•units redeemed to pay for Monthly Deductions; minus
•units redeemed to pay for partial withdrawals; minus
•units redeemed as part of a transfer to another Subaccount, the Guaranteed Account, or the Loan Account.

Every time you allocate or transfer money to or from a Subaccount, we convert that dollar amount into units.  We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the transaction by the unit value for that Subaccount at the end of the Valuation Period in which the transaction request is received.

Unit Value

We determine a unit value for each Subaccount to reflect how investment performance affects the Policy Account Value.  Unit values will vary among Subaccounts.  The unit value may increase or decrease from one Valuation Period to the next.

The unit value of any Subaccount at the end of any Valuation Day equals:	•the unit value of the Subaccount on the immediately preceding Valuation Day; multiplied by •the net investment factor for that Subaccount on that Valuation Day.

The net investment factor:
•measures the investment performance of a Subaccount from one Valuation Period to the next;
•increases to reflect investment income and capital gains (realized and unrealized) for the shares of the underlying Portfolio; and
•decreases to reflect any capital losses (realized and unrealized) for the shares of the underlying Portfolio, as well as the mortality and expense risk charge.

Guaranteed Account Value

On the Policy Issue Date, the Guaranteed Account value is equal to the Net Premiums allocated to the Guaranteed Account, less the portion of the first Monthly Deduction taken from the Guaranteed Account.

The Guaranteed Account value at the end of any Valuation Day is equal to:
•the net premium(s) allocated to the Guaranteed Account; plus
•any amounts transferred to the Guaranteed Account (including amounts transferred from the Loan Account); plus
•interest credited to the Guaranteed Account; minus
•amounts deducted to pay for Monthly Deductions; minus
•amounts withdrawn from the Guaranteed Account; minus
•amounts transferred from the Guaranteed Account to a Subaccount or to the Loan Account.

Interest will be credited to the Guaranteed Account on each Policy Processing Day as follows:

•	for amounts in the Guaranteed Account for the entire Policy month – interest will be credited from the beginning to the end of the Policy month;

•	for amounts allocated to the Guaranteed Account during the prior Policy month – interest will be credited from the date the net premium or loan repayment is allocated to the end of the Policy month;

•	for amounts transferred to the Guaranteed Account during the prior Policy month – interest will be credited from the date of the transfer to the end of the Policy month;

•
for amounts deducted or withdrawn from the Guaranteed Account during the prior Policy month – interest will be credited from the beginning of the prior Policy month to the date of deduction or withdrawal.

Special Policy Account Value Credit

The Special Policy Account Value Credit is an amount added to the Policy Account Value in the Subaccounts on each Policy Processing Day, either: (1) after the Policy has been in force for at least 15 years; or (2) when the Policy Account Value less the Loan Account Value equals or exceeds $500,000.

Special Policy Account Value Credit is equal to:	•0.03% (0.36% annually) multiplied by •the Policy Account Value in the Subaccounts.

The Special Policy Account Value Credit is intended to offset a portion of the mortality and expense risk charge.

Death Benefit

Insurance Proceeds

As long as the Policy is in force, we will pay the Insurance Proceeds to the Beneficiary once we receive satisfactory proof of both Insureds' deaths.  We may require you to return the Policy.  We will pay the Insurance Proceeds in a lump sum or under a settlement option.  If the Beneficiary dies before the last surviving Insured, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.  See "Death Benefit – Settlement Options."

Insurance Proceeds equal:	•the death benefit (described below); plus •any additional insurance provided by Rider; minus •any unpaid Monthly Deductions; minus •any outstanding Indebtedness.

If all or part of the Insurance Proceeds are paid in one sum, we will pay interest on this sum at the annual rate of 3% or any higher rate as required by applicable state law from the date of the last surviving Insured's death to the date we make payment.

A decrease in the Face Amount will decrease the death benefit.

We may further adjust the amount of the Insurance Proceeds under certain circumstances.

Death Benefit Options

In the Application, you may choose between two death benefit options: Option A and Option B.  We calculate the amount available under each death benefit option as of the date of the last surviving Insured's death.  Under either option, the length of the death benefit coverage depends upon the Policy's Net Cash Surrender Value.  See "Policy Lapse and Reinstatement."

The death benefit under Option A is the greater of:
•the Face Amount; or
•the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

The death benefit under Option B is the greater of:
•the Face Amount plus the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death); or
•the Policy Account Value (determined as of the date of the last surviving Insured's death if this day is a Valuation Day; otherwise on the Valuation Day next following the date of the last surviving Insured's death) multiplied by the applicable percentage listed in the table below.

Attained Age of the Younger Insured	Percentage	Attained Age of the Younger Insured	Percentage
40 and under	250%	60	130%
45	215%	65	120%
50	185%	70	115%
55	150%	75 through 90	105%
		95 through 99	100%

For Attained Ages not shown, the percentages decrease pro rata for each full year.

Which Death Benefit Option to Choose.  If you prefer to have premium payments and favorable investment performance reflected partly in the form of an increasing death benefit, you should choose Option B.  If you are satisfied with the amount of the Insureds' existing insurance coverage and prefer to have premium payments and favorable investment performance reflected to the maximum extent in the Policy Account Value, you should choose Option A.

The amount of the death benefit may vary with the Policy Account Value.

•	Under Option A, the death benefit will vary with the Policy Account Value whenever the Policy Account Value multiplied by the applicable percentage is greater than the Face Amount.

•	Under Option B, the death benefit will always vary with the Policy Account Value.

Changing Death Benefit Options

After the first Policy Year, you may change death benefit options without Evidence of Insurability and with no additional charge while the Policy is in force.  Changing the death benefit option may result in a change in Face Amount.  Changing the death benefit option also may have tax consequences and may affect the net amount at risk over time (which would affect the monthly cost of insurance charge).  However, we will not permit any change that would result in your Policy being disqualified as a life insurance contract under Section 7702 of the Code.  You should consult a tax adviser before changing death benefit options.

Decreasing the Face Amount

You select the Face Amount when you apply for the Policy.  After the first Policy Year, you may decrease the Face Amount subject to the conditions described below.  (Decreases are not allowed for policies issued in Virginia.)  We may require you to return your Policy to make a decrease.  Decreasing the Face Amount may have tax consequences and you should consult a tax adviser before doing so.

•	You must submit a Written Request to decrease the Face Amount, but you may not decrease the Face Amount below the minimum Initial Face Amount. The decrease must be for at least $25,000.

•	Any decrease will be effective on the Policy Processing Day on or next following the date we approve your request.

•	Decreasing the Face Amount may result in a surrender charge, which will reduce Policy Account Value.

•
A decrease in Face Amount generally will decrease the net amount at risk, which will decrease the cost of insurance charges.  For purposes of determining the cost of insurance charge and any surrender charge, any decrease will reduce the Initial Face Amount.

•	We will not allow a decrease in Face Amount if this decrease would cause the Policy to no longer qualify as life insurance under the Code.

•	Decreasing the Face Amount will not affect the Minimum Guarantee Premium, unless you have elected the Guaranteed Minimum Death Benefit Rider.

Settlement Options

There are several ways of receiving proceeds under the death benefit and Surrender provisions of the Policy, other than in a lump sum.  None of these options vary with the investment performance of the Separate Account.  More detailed information concerning these settlement options is available on request from our Service Center.

Surrenders and Partial Withdrawals

Surrenders

You may request to Surrender your Policy for its Net Cash Surrender Value as calculated at the end of the Valuation Day when we receive your request, subject to the following conditions:

•	You must complete and sign our Surrender form and send it to us at our Service Center. You may obtain the Surrender form by calling us at (800) 688-5177.

•	At least one Insured must be alive and the Policy must be in force when you make your request, and the request must be made before the Final Policy Date. We may require that you return the Policy.

•	If you Surrender your Policy during the first 15 Policy Years, you will incur a surrender charge. See "Charges and Deductions – Surrender Charges."

•	Once you Surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated.

•
We generally will pay the Net Cash Surrender Value to you in a lump sum within 7 days after we receive your completed, signed Surrender form unless you request other arrangements.  We may postpone payment of Surrenders under certain conditions.

•	A Surrender may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Partial Withdrawals

After the first Policy Year, you may make a Written Request to withdraw part of the Net Cash Surrender Value subject to certain conditions.  We will process each partial withdrawal at the unit values next determined after we receive your request.  We generally will pay a partial withdrawal request within 7 days after the Valuation Day when we receive the request.  We may postpone payment of partial withdrawals under certain conditions.

Rules for Partial Withdrawals

•	You must request at least $1,500.

•	For each partial withdrawal, we deduct a $25 fee from the remaining Policy Account Value. See "Charges and Deductions – Partial Withdrawal Charge."

•	At least one Insured must be alive and the Policy must be in force when you make your request, and this request must be made before the Final Policy Date.

•
You can specify the Subaccount(s) from which to make the partial withdrawal but may not specify that the partial withdrawal be deducted from the Guaranteed Account.  If you do not make a specification, we will deduct the amount (including any fee) from the Subaccounts and the Guaranteed Account on a pro-rata basis (that is, based on the proportion that each Subaccount value and the Guaranteed Account value bears to the unloaned Policy Account Value).

•	You may not make a partial withdrawal if, or to the extent that, the partial withdrawal would reduce the Face Amount below the minimum Face Amount.

Effect of Partial Withdrawals

•	A partial withdrawal can affect the Face Amount, death benefit, and net amount at risk (which is used to calculate the cost of insurance charge (see "Charges and Deductions – Monthly Deduction")).

•	If Death Benefit Option A is in effect, we will reduce the Face Amount by the amount of the partial withdrawal (including the partial withdrawal charge).

•	If you purchased the Survivorship Additional Insurance Benefit Rider, partial withdrawals first decrease the Policy's Face Amount and then the Rider coverage amount.

•	If a partial withdrawal would cause the Policy to fail to qualify as life insurance under the Code, we will not allow the partial withdrawal.

•	A partial withdrawal may have tax consequences. See "Federal Tax Considerations – Tax Treatment of Policy Benefits."

Transfers

You may make transfers between and among the Subaccounts and the Guaranteed Account.  We determine the amount you have available for transfers at the end of the Valuation Period when we receive your request.

The following features apply to transfers under the Policy:

•	You must transfer at least $1,000, or the total value in the Subaccount or Guaranteed Account, if less.

•
We deduct a $25 charge from the amount transferred for the 13th and each additional transfer in a Policy Year.  Some transfers do not count as transfers for the purpose of assessing the transfer charge (see below).

•	We may restrict the quantity and/or the mode of communication of transfer requests to prohibit disruptive trading that is deemed potentially harmful to Policy Owners (see "Disruptive Trading" below).

•	We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or Guaranteed Account) involved.

•
We process transfers based on unit values determined at the end of the Valuation Day when we receive your transfer request.  The corresponding Portfolio of any Subaccount determines its net asset value per each share once daily, as of the close of the regular business session of the New York Stock Exchange (usually 4:00 p.m., Eastern time), which coincides with the end of each Valuation Period.  Therefore, we will process any transfer request we receive after the close of the regular business session of the New York Stock Exchange, using the net asset value for each share of the applicable Portfolio determined as of the close of the next regular business session of the New York Stock Exchange.

Disruptive Trading

Neither the Policies nor the Portfolios are designed to support active trading strategies that require frequent movement between or among sub-accounts (sometimes referred to as "market-timing," "short-term trading," or "disruptive trading").  We discourage (and will take action to deter) disruptive trading in the Policies because the frequent movement between or among Subaccounts may negatively impact other Policy Owners.  Short-term trading can result in:

•	the dilution of the value of Policy Owners' interests in the Portfolio;

•
Portfolio managers taking actions that negatively impact performance (keeping a larger portion of the Portfolio's assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

•	increased administrative costs due to frequent purchases and redemptions.

To protect Policy Owners from the negative impact of these practices, we have implemented, or we reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of disruptive trading strategies.  We cannot guarantee that our attempts to deter active trading strategies will be successful.  If active trading strategies are not successfully deterred by our actions, the performance of the Subaccounts that are actively traded will be adversely impacted.

Redemption Fees.  Some Portfolios assess a short-term trading fee in connection with transfers from a Subaccount that occur within 60 days after the date of the allocation to that Subaccount.  The fee is assessed against the amount transferred and is paid to the Portfolio.  Redemption fees compensate the Portfolio for any negative impact on fund performance resulting from short-term trading.  For more information on Short-Term Trading Fees, please see the "Short-Term Trading Fees" provision.

U.S. Mail Restrictions.  We monitor transfer activity in order to identify those who may be engaged in disruptive trading practices.  Transaction reports are produced and examined.  Generally, a Policy may appear on these reports if the Policy Owner (or a third party acting on their behalf) engages in a certain number of transfers in a given period.  We consider each telephone, fax, e-mail, or Written Request to be a single transfer, regardless of the number of Subaccounts (or the Guaranteed Account) involved.

As a result of this monitoring process, we may restrict the method of communication by which transfer orders will be accepted.  In general, we will adhere to the following guidelines:

Trading Behavior	Our Response
6 or more transfers in one calendar quarter
We will mail a letter to the Policy Owner notifying them that:
(1)they have been identified as engaging in harmful trading practices; and
(2)if their transfers exceed 11 in 2 consecutive calendar quarters or 20 in one calendar year, the Policy Owner will be limited to submitting transfer requests via U.S. mail.

More than 11 transfers in 2 consecutive calendar quarters OR More than 20 transfers in one calendar year	We will automatically limit the Policy Owner to submitting transfer requests via U.S. mail.

Each January 1st, we will start the monitoring anew, so that each Policy starts with 0 transfers each January 1.  See, however, the "Other Restrictions" provision below.

Managers of Multiple Policies.  Some investment advisers/representatives manage the assets of multiple NLICA policies and/or contracts pursuant to trading authority granted or conveyed by multiple Policy Owners.  We will generally require these multi-contract advisers to submit all transfer requests via U.S. mail.

Other Restrictions.  We reserve the right to refuse or limit transfer requests, or take any other action deemed necessary, in order to protect Policy Owners, Payees, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Policy Owners (or third parties acting on their behalf).  In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

Any restrictions that we implement will be applied consistently and uniformly.  Some transfers do not count as transfers for purposes of monitoring for disruptive trading (see below).

Portfolio Restrictions and Prohibitions.  Pursuant to regulations adopted by the SEC, we are required to enter into written agreements with the Portfolios which allow them to:

(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any of our policy owners;
(2)	request the amounts and dates of any purchase, redemption, transfer or exchange request (“transaction information”); and
(3)	instruct us to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the Portfolio (whose policies may be more restrictive than our policies).

We are required to provide such transaction information to the Portfolios upon their request.  In addition, we are required to restrict or prohibit further purchases or exchange requests upon instruction from the Portfolios.  We and any affected policy owner may not have advance notice of such instructions from a Portfolio to restrict or prohibit further purchases or exchange requests.  If a Portfolio refuses to accept a purchase or exchange request submitted by us, we will keep any affected policy owner in their current Portfolio allocation.

Transfers from the Guaranteed Account

You may make one transfer out of the Guaranteed Account within 30 days prior to or following each Policy Anniversary.  The amount transferred may not exceed 25% of the Guaranteed Account value.  However, if the Guaranteed Account value is less than $1,000, the entire Guaranteed Account value may be transferred.  If we receive your request for this transfer within 30 days prior to the Policy Anniversary, the transfer will be made as of the Policy Anniversary.  If this request is received within 30 days after the Policy Anniversary, the transfer will be made as of the date we receive the request at our Service Center.

Dollar Cost Averaging

You may elect to participate in a dollar cost averaging program in the Application or by completing an election form.  Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations.  The strategy spreads the allocation of your premium into the Subaccounts or Guaranteed Account over a period of time by systematically and automatically transferring, on a monthly basis, specified dollar amounts from any selected Subaccount to any other Subaccount(s) or the Guaranteed Account.  This allows you to potentially reduce the risk of investing most of your premium into the Subaccounts at a time when prices are high.  We do not assure the success of this strategy, and success depends on market trends.  We cannot guarantee that dollar cost averaging will result in a profit or protect against loss.  You should carefully consider your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high.  There is no additional charge for dollar cost averaging.  We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.  Dollar cost averaging transfers do not count as transfers for purposes of assessing the transfer fee and do not count as transfers for purposes of monitoring for disruptive trading.

Automatic Asset Rebalancing

We also offer an automatic asset rebalancing program under which we will automatically transfer amounts quarterly or annually to maintain a particular percentage allocation among the Subaccounts.  Policy Account Value allocated to each Subaccount will grow or decline in value at different rates.  The automatic asset rebalancing program automatically reallocates the Policy Account Value in the Subaccounts at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.  The automatic asset rebalancing program will transfer Policy Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value (or not increased as much).  Over time, this method of investing may help you buy low and sell high.  The automatic asset rebalancing program does not guarantee gains, nor does it assure that you will not have losses.  Policy Account Value in the Guaranteed Account is not available for this program.  There is no additional charge for the automatic asset rebalancing program.  We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.  Automatic asset rebalancing transfers do not count as transfers for purposes of assessing the transfer fee.  However, automatic asset rebalancing transfers do count as transfers for purposes of monitoring for disruptive trading.

Additional Transfer Rights

Special Transfer Right.  At any one time during the first 2 years following the Policy Issue Date, you may request a transfer of the entire amount in the Separate Account to the Guaranteed Account, and the allocation of all future Net Premiums to the Guaranteed Account.  This serves as an exchange of the Policy for the equivalent of a flexible premium fixed benefit life insurance policy.  We will not assess any transfer or other charges in connection with the special transfer right, and this transfer will not count as a transfer for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

Change in Subaccount Investment Policy. If the investment policy of a Subaccount is materially changed, you may transfer the portion of the Policy Account Value in that Subaccount to another Subaccount or to the Guaranteed Account.  We will not assess a transfer charge in connection with the transfer and the transfer will not count as a transfer for purposes of assessing a transfer fee.  However, the transfer will count as a transfer for purposes of monitoring for disruptive trading.

Loans

While the Policy is in force, you may submit a request to borrow money from us using the Policy as the only collateral for the loan.  You may increase your risk of Lapse if you take a loan.  A loan that is taken from, or secured by, a Policy may have tax consequences.

Loan Conditions:

•	The minimum loan you may take is $500.

•	The maximum loan you may take is the Net Cash Surrender Value on the date of the loan.

•
To secure the loan, we transfer an amount as collateral to the Loan Account.  This amount is equal to the amount of the loan (adjusted by the guaranteed earned interest rate and the charged interest rate to the next Policy Anniversary).  You may request that we transfer this amount from specific Subaccounts, but may not request that we transfer this amount from the Guaranteed Account.  However, if you do not specify any specific Subaccounts, we will transfer the loan from the Subaccounts and the Guaranteed Account on a pro-rata basis based on the proportion that the values in the Subaccounts and Guaranteed Account bear to the unloaned Policy Account Value.  Transfers to and from the Loan Account do not count as transfers for purposes of assessing a transfer fee or for purposes of monitoring for disruptive trading.

•	We charge you 6% interest per year (charged interest rate) on your loan.

•
Amounts in the Loan Account earn interest at an annual rate guaranteed not to be lower than 4.0% (earned interest rate).  We may credit the Loan Account with an interest rate different than the rate credited to Net Premiums allocated to the Guaranteed

Account.  We currently credit 4.5% to amounts in the Loan Account until the 15th Policy Anniversary, and 5.50% annually thereafter.

•
You may repay all or part of your Indebtedness at any time while at least one Insured is alive and the Policy is in force.  Upon each loan repayment, we will allocate an amount equal to the loan repayment (but not more than the amount of the outstanding loan) from the Loan Account back to the Subaccounts and/or Guaranteed Account according to the pro rata basis upon which we originally transferred the loan collateral from the Subaccounts and/or Guaranteed Account as described above.  We will allocate any repayment in excess of the amount of the outstanding loan to the Subaccounts and/or the Guaranteed Account based on the amount of interest due on the portion of the outstanding loan allocated to each such account.

•
While your loan is outstanding, we will credit all payments you send to us as loan repayments unless you provide Written Notice for the payments to be applied as premium payments.  (For New York residents, we will credit all payments you send to us as premium payments unless you provide Written Notice for the payments to be applied as loan repayments.)

•
A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit.  Loan amounts are not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account.  We deduct any Indebtedness from the Policy Account Value upon Surrender, and from the Insurance Proceeds payable on the last surviving Insured's death.

•
If your Indebtedness causes the Net Cash Surrender Value on a Policy Processing Day to be less than the Monthly Deduction due, your Policy will enter a Grace Period.  See "Policy Lapse and Reinstatement."

•	We normally pay the amount of the loan within 7 days after we receive a loan request. We may postpone payment of loans under certain conditions.

There are risks involved in taking a loan, including the potential for a Policy to Lapse if projected earnings, taking into account outstanding loans, are not achieved.  If the Policy is a MEC, then a loan will be treated as a partial withdrawal for federal income tax purposes.  A loan may also have possible adverse tax consequences that could occur if a Policy Lapses with loans outstanding.  See "Policy Lapse and Reinstatement."  In addition, if a loan is taken from a Policy that is part of a plan subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), the loan will be treated as a "prohibited transaction" subject to certain penalties unless additional ERISA requirements are satisfied.  The Owner of such a Policy should seek competent advice before requesting a Policy loan.

Telephone, Fax, and E-Mail Requests

In addition to Written Requests, we may accept telephone, fax, and e-mail instructions from you or an authorized third party regarding transfers, dollar cost averaging, automatic asset rebalancing, loans (excluding 403(b) plans), exercise of the special transfer right, and partial withdrawals (fax and e-mail only), subject to the following conditions:

•
You must complete and sign our telephone, fax, or e-mail request form and send it to us.  You also may authorize us in the Application or by Written Notice to act upon instructions given by telephone, fax, and e-mail.

•	You may designate in the request form a third party to act on your behalf in making telephone, fax, and e-mail requests (subject to our disruptive trading policies).

•	We will employ reasonable procedures to confirm that instructions are genuine.

•
If we follow these procedures, we are not liable for any loss, damage, cost, or expense from complying with instructions we reasonably believe to be authentic.  You bear the risk of any such loss.  If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.

•
These procedures may include requiring forms of personal identification prior to acting upon instructions, providing written confirmation of transactions to you, and/or tape recording telephone instructions received from you.

•	We reserve the right to suspend telephone, fax and/or e-mail instructions at any time for any class of policies for any reason.

If you are provided a personal identification number ("PIN") in order to execute electronic transactions, you should protect your PIN, because self-service options will be available to your agent of record and to anyone who provides your PIN.  We will not be able to verify that the person providing instructions by telephone, fax, or e-mail is you or is authorized by you.

Telephone, fax, and e-mail may not always be available.  Any telephone, fax, or computer system, whether it is yours, your service provider's, your agent's, or ours, can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may delay or prevent our processing of your request.  Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.  If you are experiencing problems, you should make your request by writing to the Service Center.

Policy Lapse and Reinstatement

Lapse

Your Policy may enter a 61-day Grace Period and possibly Lapse (terminate without value) if the Net Cash Surrender Value is not enough to pay the Monthly Deduction and other charges.  If you have taken a loan, then your Policy also will enter a Grace Period (and possibly Lapse) whenever your Indebtedness reduces the Net Cash Surrender Value to zero.

Your Policy will not Lapse:

1.
During the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005), if you pay Premiums (less any Indebtedness and partial withdrawals) in excess of the Minimum Guarantee Premium;

2.	If you purchase a Guaranteed Minimum Death Benefit Rider and meet certain conditions; or

3.	If you make a payment equal to 3 Monthly Deductions before the end of the Grace Period.

If your Policy enters a Grace Period, we will mail a notice to your last known address.  The 61-day Grace Period begins on the date of the notice.  The notice will indicate that the payment amount of 3 Monthly Deductions is required and will also indicate the final date by which we must receive the payment to keep the Policy from lapsing.  If we do not receive the specified minimum payment by the end of the Grace Period, all coverage under the Policy will terminate and you will receive no benefits.  You may reinstate a lapsed Policy if you meet certain requirements.  If the last surviving Insured dies during the Grace Period, we will pay the Insurance Proceeds.

Reinstatement

Unless you have surrendered your Policy, you may reinstate a lapsed Policy at any time while both Insureds are alive and within 3 years after the end of the Grace Period (and prior to the Final Policy Date) by submitting all of the following items to us at our Service Center:

1.	A Written Notice requesting reinstatement;

2.	Evidence of Insurability we deem satisfactory; and

3.	Payment of sufficient premium to keep the Policy in force for at least 3 months following the date of reinstatement.

The effective date of reinstatement will be the first Policy Processing Day on or next following the date we approve your application for reinstatement.  The reinstated Policy will have the same Policy Date as it had prior to the Lapse.  Upon reinstatement, the Policy Account Value will be based upon the premium paid to reinstate the Policy.

The Company and the Guaranteed Account

Nationwide Life Insurance Company of America

We are a stock life insurance company.  Our corporate headquarters are located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312.  Our Service Center is located at 300 Continental Drive, Newark, Delaware 19713.

The Guaranteed Account

The Guaranteed Account is part of our general account.  We own the assets in the general account, and we use these assets to support our insurance and annuity obligations other than those funded by our separate investment accounts.  These assets are subject to our general liabilities from business operations.  Subject to applicable law, we have sole discretion over investment of the Guaranteed Account's assets.  We bear the full investment risk for all amounts allocated or transferred to the Guaranteed Account.  We guarantee that the amounts allocated to the Guaranteed Account will be credited interest daily at a net effective annual interest rate of at least 4%.  The principal, after charges and deductions, is also guaranteed.  We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

The Guaranteed Account value will not share in the investment performance of our general account.  Because we, in our sole discretion, anticipate changing the current interest rate from time to time, different allocations you make to the Guaranteed Account will be credited with different current interest rates.  For each amount allocated or transferred to the Guaranteed Account, we apply the current interest rate to the end of the calendar year.  At the end of that calendar year, we reserve the right to declare a new current interest rate on this amount and accrued interest thereon (which may be a different rate than the rate that applies to new allocations to the Guaranteed Account on that date).  We guarantee the rate declared on this amount and accrued interest thereon at the end of each calendar year for the following calendar year.  You assume the risk that interest credited to amounts in the Guaranteed Account may not exceed the minimum 4% guaranteed rate.

We allocate amounts from the Guaranteed Account for partial withdrawals, transfers to the Subaccounts, or charges for the Monthly Deduction on a last in, first out (i.e., LIFO) basis for the purpose of crediting interest.

We have not registered the Guaranteed Account with the SEC, and the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Guaranteed Account.

The Separate Account and the Portfolios

The Separate Account

The Separate Account is a separate investment account established under Delaware law.  We own the assets in the Separate Account and we are obligated to pay all benefits under the Policies.  We may use the Separate Account to support other variable life insurance policies we issue.  The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws.  This registration does not involve supervision of the management or investment practices or policies of the Separate Account by the SEC.

We have divided the Separate Account into Subaccounts that may invest in shares of one of the Portfolios available under the Policy.  The Subaccounts buy and sell Portfolio shares at net asset value.  Any dividends and distributions from a Portfolio are reinvested at net asset value in shares of that Portfolio.

Income, gains, and losses, whether or not realized, from assets allocated to the Separate Account will be credited to or charged against the Separate Account without regard to our other income, gains, or losses.  Income, gains, and losses credited to, or charged against, a Subaccount reflect the Subaccount's own investment performance and not the investment performance of our other assets.  The Separate Account assets are held separate from our other assets and are not part of our general account.  We may not use the Separate Account's assets to pay any of our liabilities other than those arising from the Policies.  If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.  The Separate Account may include other Subaccounts that are not available under the Policies and are not discussed in this prospectus.

We reserve the right to make structural and operational changes affecting the Separate Account.  See "Addition, Deletion, or Substitution of Investments," below.

We do not guarantee any money you place in the Subaccounts.  The value of each Subaccount will increase or decrease, depending on the investment performance of the corresponding Portfolio.  You could lose some or all of your money.

The Portfolios

The Separate Account invests in shares of certain Portfolios.  Each Portfolio is part of a mutual fund that is registered with the SEC as an open-end management investment company.  This registration does not involve supervision of the management or investment practices or policies of the Portfolios or mutual funds by the SEC.

Each Portfolio's assets are held separate from the assets of the other Portfolios, and each Portfolio has investment objectives and policies that are different from those of the other Portfolios.  Thus, each Portfolio operates as a separate investment fund, and the income or losses of one Portfolio generally have no effect on the investment performance of any other Portfolio.  For more detail about each Portfolio, refer to each Portfolio's prospectus and/or "Appendix A: Portfolio Information" later in this prospectus.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans, or to certain pension and retirement plans qualifying under Section 401 of the Code.  It is possible that, in the future, material conflicts could arise as a result of such "mixed and shared" investing.

These Portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public.  However, the investment objectives and policies of certain Portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance of the Portfolios available under the Policy may be lower or higher than the investment performance of these other (publicly available) portfolios.  There can be no assurance, and we make no representation, that the investment performance of any of the Portfolios available under the Policy will be comparable to the investment performance of any other portfolio, even if the other portfolio has the same investment adviser or manager, the same investment objectives and policies, and a very similar name.

We (or an affiliate) may receive compensation from a Fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the Funds and their availability through the Policies.  The amount of this compensation is based upon a percentage of the assets of the Fund attributable to the Policies and other policies issued by us (or an affiliate).  These percentages differ, and some Funds, advisers, or distributors (or affiliates) may pay us more than others.  We also may receive 12b-1 fees.

Addition, Deletion, or Substitution of Investments

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account without your consent, including, among others, the right to:

1.      Remove, combine, or add Subaccounts and make the new Subaccounts available to you at our discretion;

2.	Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a Subaccount at our discretion;

3.	Substitute or close Subaccounts to allocations of Premiums or Policy Account Value, or both, and to existing investments or the investment of future Premiums, or both, at any time in our discretion;

4.	Transfer assets supporting the Policies from one Subaccount to another or from the Separate Account to another separate account;

5.	Combine the Separate Account with other separate accounts, and/or create new separate accounts;

6.	Deregister the Separate Account under the 1940 Act, or operate the Separate Account as a management investment company under the 1940 Act, or as any other form permitted by law; and

7.	Modify the provisions of the Policy to reflect changes to the Subaccounts and the Separate Account and to comply with applicable law.

The particular Portfolios available under the Policies may change from time to time.  Specifically, Portfolios or Portfolio share classes that are currently available may be removed or closed off to future investment.  New Portfolios or new share classes of currently available Portfolios may be added.  Policy Owners will receive notice of any such changes that affect their Policy.  Additionally, not all of the Portfolios are available in every state.

The Portfolios, which sell their shares to the Subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Subaccounts.  We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments.  We will notify you of any changes.

Voting Portfolio Shares

Even though we are the legal owner of the Portfolio shares held in the Subaccounts, and have the right to vote on all matters submitted to shareholders of the Portfolios, we will vote our shares only as Owners instruct, so long as such action is required by law.

Before a vote of a Portfolio's shareholders occurs, you will receive voting materials.  We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner.  You will have the right to instruct us on the number of Portfolio shares that corresponds to the amount of Policy Account Value you have in that Portfolio (as of a date set by the Portfolio).

If we do not receive voting instructions on time from some Owners, we will vote those shares in the same proportion as the timely voting instructions we receive.  What this means to you is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote. Should federal securities laws, regulations, or interpretations change, we may elect to vote Portfolio shares in our own right.  If required by state insurance officials, or if permitted under federal regulation, under certain circumstances we may disregard certain Owner voting instructions.  If we ever disregard voting instructions, we will send you a summary in the next annual report to Owners advising you of the action and the reasons we took this action.

Charges and Deductions

We make certain charges and deductions under the Policy.  These charges and deductions compensate us for: (1) services and benefits we provide; (2) costs and expenses we incur; and (3) risks we assume.

Services and benefits we provide:	•the death benefit, cash, and loan benefits under the Policy •investment options, including premium allocations •administration of elective options •the distribution of reports to Owners

Costs and expenses we incur:
•costs associated with processing and underwriting Applications, and with issuing and administering the Policy (including any Riders)
•overhead and other expenses for providing services and benefits
•sales and marketing expenses
•other costs of doing business, such as collecting Premiums, maintaining records, processing claims, effecting transactions, and paying federal, state, and local premium and other taxes and fees
•redemption fees assessed by certain Portfolios

Risk we assume:
•that the cost of insurance charges we may deduct are insufficient to meet our actual claims because Insureds die sooner than we estimate
•that the costs of providing the services and benefits under the Policies exceed the charges we deduct

Premium Expense Charge

Prior to allocation of net premium, we deduct a premium expense charge from each premium to compensate us for distribution expenses and certain taxes.  We credit the remaining amount (the Net Premium) to your Policy Account Value according to your allocation instructions.  The premium expense charge consists of:

1.
Premium Tax Charge: for state and local premium taxes based on the rate for the Insureds' residences at the time the premium is paid.  Premium taxes vary from state to state but range from 0% to 4%.  (Kentucky imposes an additional city premium tax that applies only to first year premium.  This tax varies by municipality and is no greater than 12%.)  No premium tax charge is deducted in jurisdictions that impose no premium tax.

2.
Percent of Premium Charge: equal to 6% of each premium payment in the first 15 Policy Years and 1.5% of each premium payment thereafter.  We collect this charge to compensate us partially for federal taxes and the cost of selling the Policy.  We may increase this charge to a maximum of 6% of each premium payment.

The premium expense charge is a percentage of each premium payment.  This means that the greater the amount and frequency of premium payments you make (particularly during the first 15 Policy Years), the greater the amount of the premium expense charge we will assess.

Monthly Deduction

We deduct a Monthly Deduction from the Policy Account Value on the Policy Date and on each Policy Processing Day to compensate us for administrative expenses and for the Policy's insurance coverage.  We will make deductions from each Subaccount and the Guaranteed Account in accordance with the allocation percentage for Monthly Deductions you chose at the time of application, or as later changed by Written Notice.  If we cannot make a Monthly Deduction on this basis, we will make deductions on a pro rata basis (i.e., in the same proportion that the value in each Subaccount and the Guaranteed Account bears to the unloaned Policy Account Value on the Policy Processing Day).  Because portions of the Monthly Deduction (such as the cost of insurance) can vary from month-to-month, the Monthly Deduction will also vary.

If the Policy Date is set prior to the Policy Issue Date, a Monthly Deduction will accrue on the Policy Date and on each Policy Processing Day until the Policy Issue Date.  On the Policy Issue Date, these accrued Monthly Deductions will be deducted from the Policy Account Value.  The maximum amount deducted on the Policy Issue Date will equal the sum of 6 Monthly Deductions.  We will then deduct a Monthly Deduction from the Policy Account Value on each Policy Processing Day thereafter as described above.

The Monthly Deduction has 4 components:

•	the cost of insurance charge;

•	the monthly administrative charge;

•	the initial administrative charge (for the first 12 Policy Processing Days); and

•	charges for any Riders (as specified in the applicable Rider(s)).

Cost of Insurance.  We assess a monthly cost of insurance charge to compensate us for underwriting the death benefit.  The charge depends on a number of variables (Issue Age, sex, Premium Class, Policy Year, and net amount at risk (described below)) that would cause it to vary from Policy to Policy and from Policy Processing Day to Policy Processing Day.  Your Policy's specifications page indicates the guaranteed cost of insurance charge applicable to your Policy.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

Cost of insurance charge:
The cost of insurance charge is equal to:
•the monthly cost of insurance rate; multiplied by
•the net amount at risk for your Policy on the Policy Processing Day.
The net amount at risk is equal to:
•the death benefit on the Policy Processing Day; minus
•the Policy Account Value on the Policy Processing Day.

We also calculate a cost of insurance charge for any Survivorship Additional Insurance Benefit Rider.  Generally, the current cost of insurance rates for this Rider are lower than the current cost of insurance rates on the Policy's net amount at risk.  The guaranteed cost of insurance rates under the Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

Net Amount at Risk.  The net amount at risk is affected by investment performance, loans, payments of Premiums, Policy  fees and charges, the death benefit option chosen, partial withdrawals, and decreases in Face Amount.

Cost of insurance rates.  We base the cost of insurance rates on each Insured's Issue Age, sex, Premium Class, number of full years the insurance has been in force, and the Face Amount.  The actual monthly cost of insurance rates are based on our expectations as to future mortality and expense experience.  The rates will never be greater than the guaranteed cost of insurance rates stated in your Policy.  These guaranteed rates are based on the 1980 Commissioner's Standard Ordinary Smoker and Nonsmoker Mortality Table and each Insured's Issue Age, sex, and Premium Class.  Any change in the cost of insurance rates will apply to all pairs of Insureds of the same Issue Age, sex, Premium Class, and number of full years insurance has been in force.

Premium Class.  The Premium Class of each Insured will affect the cost of insurance rates.  We use an industry-standard method of underwriting in determining Premium Classes, which are based on the health of the Insureds.  We currently place Insureds into one of three standard classes – preferred, nonsmoker, and smoker – or into classes with extra ratings, which reflect higher mortality risks and higher cost of insurance rates.

Monthly Administrative Charge.  Each month we deduct a monthly administrative charge (presently $7.50 plus $.01 per $1,000 of Face Amount) to compensate us for ordinary administrative expenses such as record keeping, processing death benefit claims and Policy changes, preparing and mailing reports, and overhead costs.  This charge may be increased but will not exceed $12 plus $.03 per $1,000 of Face Amount per month.

Initial Administrative Charge.  On the first 12 Policy Processing Days, we deduct an initial administrative charge for Policy issue costs.  The initial administration charge is $17.50 plus an amount per $1,000 of Face Amount as follows:

$0.11 per $1,000 on the first million of Face Amount
$0.09 per $1,000 on the next million of Face Amount
$0.07 per $1,000 on the next million of Face Amount
$0.05 per $1,000 on the next million of Face Amount
$0.03 per $1,000 on the next million of Face Amount
$0 on the excess Face Amount over $5 million

Charges for Riders.  The Monthly Deduction includes charges for any supplemental insurance benefits you add to your Policy by Rider.  For example, if you elect the Guaranteed Minimum Death Benefit Rider, we deduct a charge of $0.01 per every $1,000 of Face Amount on the Rider Policy Date and each Policy Processing Day thereafter to compensate us for costs associated with providing the guaranteed death benefit.

Mortality and Expense Risk Charge

We deduct a daily charge from each Subaccount (but not the Guaranteed Account) to compensate us for certain mortality and expense risks we assume.  The mortality risk is that the Insureds will live for a shorter time than we project.  The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

This charge is currently equal to:

•	the assets in each Subaccount; multiplied by

•	0.002055%, which is the daily portion of the annual mortality and expense risk charge rate of 0.75% during all Policy Years.

If this charge does not cover our actual costs, we absorb the loss.  Conversely, if the charge more than covers actual costs, the excess is added to our surplus.  We may increase this charge to a maximum annual rate of 0.90%.  We expect to profit from this charge and may use these profits for any lawful purpose including covering distribution expenses.

In certain situations, a portion of the mortality and expense risk charge may be offset by the Special Policy Account Value Credit.  See "Policy Account Values – Special Policy Account Value Credit."

Surrender Charges

Surrender charges are deducted to compensate us partially for the cost of administering, issuing, and selling the Policy, including agent sales commissions, the cost of printing the prospectuses and sales literature, any advertising costs, medical exams, review of Applications for insurance, processing of the Applications, establishing Policy records, and Policy issue.  We do not expect surrender charges to cover all of these costs.  To the extent that they do not, we will cover the shortfall from our general account assets, which may include profits from the mortality and expense risk charge and cost of insurance charge.

Surrender Charge.  If your Policy Lapses or you fully Surrender your Policy during the first 15 Policy Years, we deduct a surrender charge from your Policy Account Value and pay the remaining amount (less any outstanding Indebtedness) to you.  The payment you receive is called the Net Cash Surrender Value.  This surrender charge does not apply to partial withdrawals.

The surrender charge consists of:

1.	Deferred Administrative Charge: the charge described in the table below less any deferred administrative charge previously paid at the time of a decrease in Face Amount.

Policy Year(s)	Charge Per $1,000 of Face Amount
1-11	$5.00
12	$4.00
13	$3.00
14	$2.00
15	$1.00
16+	$-0-

2.	Deferred Sales Charge: this charge equals the lesser of a or b (less any deferred sales charge previously paid at the time of a prior decrease in Face Amount), where:

a = 30% of all Premiums paid to the date of Surrender or Lapse; or

b = the following percentage of Target Premium:

	% of Target Premium for the Face Amount
	Policy Years
Joint Equal Age	1-11	12	13	14	15	16
25-71	60%	48%	36%	24%	12%	0%
72-73	50	40	30	20	10	0
74-75	40	32	24	16	8	0
76-78	30	24	18	12	6	0
79-83	20	16	12	8	4	0
84-85	10	8	6	4	2	0

Decrease in Face Amount.  In the event of a decrease in Face Amount before the end of the 15th Policy Year, we deduct a charge that is a portion of the surrender charge.

•	We determine this portion by dividing the amount of the decrease by the current Face Amount and multiplying the result by the surrender charge.

•	We will deduct the surrender charge applicable to the decrease from the Policy Account Value and the remaining surrender charge will be reduced by the amount deducted.

•	Where a decrease causes a partial reduction in the Face Amount, we will deduct a proportionate share of the surrender charge.

•
We will deduct the surrender charge from the Subaccounts and the Guaranteed Account based on the proportion that the values in the Subaccounts and the Guaranteed Account bear to the total unloaned Policy Account Value.

The surrender charge varies based on each Insured's Issue or Attained Age, sex, Premium Class, and Initial Face Amount.  The Target Premium varies based on each Insured's Issue Age and Face Amount, and the maximum Target Premium for any Policy is $78.61 per $1,000 of Face Amount.  Your Policy's specifications page indicates the surrender charges applicable to your Policy.

The surrender charge may be significant.  You should carefully calculate this charge before you request a surrender or decrease in Face Amount.  Under some circumstances the level of surrender charges might result in no Net Cash Surrender Value available.

We will waive the surrender charge of your policy if you elect to surrender it in exchange for a plan of permanent fixed life insurance offered by us subject to the following:

•	the exchange and waiver may be subject to your providing us new evidence of insurability and our underwriting approval; and

•      you have not elected the Disability Waiver Benefit Rider.

We may impose a new surrender charge on the policy received in the exchange.

Partial Withdrawal Charge

After the first Policy Year, you may request a partial withdrawal from your Policy Account Value.  For each partial withdrawal, we will deduct a $25 fee from the remaining Policy Account Value.  This charge is to compensate us for administrative costs in generating the withdrawn payment and in making all calculations that may be required because of the partial withdrawal.

Transfer Charge

We currently allow you to make 12 transfers among the Subaccounts or the Guaranteed Account each Policy Year with no additional charge.

•
We deduct $25 for the 13th and each additional transfer made during a Policy Year to compensate us for the costs of processing these transfers.  We deduct the transfer charge from the amount being transferred.

•
For purposes of assessing the transfer charge, we consider each telephone, fax, e-mail, or Written Request to be one transfer, regardless of the number of Subaccounts (or Guaranteed Account) affected by the transfer.

•
Transfers due to dollar cost averaging, automatic asset rebalancing, loans, the exchange privilege, the special transfer right, change in Subaccount investment policy, or the initial reallocation of account values from the Money Market Subaccount do NOT count as transfers for the purpose of assessing this charge.

Short-Term Trading Fees

Some Portfolios may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Subaccount that occur within 60 days after the date of allocation to the Subaccount.

Short-Term Trading Fees are intended to compensate the Portfolio (and Policy Owners with interests allocated in the Portfolio) for the negative impact on fund performance that may result from frequent, short-term trading strategies.  Short-Term Trading Fees are not intended to affect the large majority of Policy Owners not engaged in such strategies.

Any Short-Term Trading Fee assessed by any Portfolio available in conjunction with the Policies described in this prospectus will equal 1% of the amount determined to be engaged in short-term trading.  Short-Term Trading Fees will only apply to those Subaccounts corresponding to Portfolios that charge such fees (see the Portfolio prospectus).  Any Short-Term Trading Fees paid are retained by the Portfolio and are part of the Portfolio’s assets.  Policy Owners are responsible for monitoring the length of time allocations are held in any particular Subaccount.  We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

For a complete list of the Portfolios offered under the Policy that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to the Fee Table earlier in this prospectus.

If a redemption fee is assessed, the Portfolio will charge the Variable Account 1% of the amount determined to be engaged in short-term trading.  The Variable Account will then pass the Short-Term Trading Fee on to the specific Policy Owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that Policy Owner’s sub-account value.  All such fees will be remitted to the Portfolio; none of the fee proceeds will be retained by the Variable Account or us.

When multiple Net Premiums (or exchanges) are made to a Subaccount that is subject to Short-Term Trading Fees, transfers will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees.  In other words, units held the longest time will be treated as being transferred first, and units held for the shortest time will be treated as being transferred last.

Some transactions are not subject to the short-term trading fees.  Transactions that are not subject to short-term trading fees include:

•	scheduled and systematic transfers, such as Dollar Cost Averaging and Automatic Asset Rebalancing;

•	policy loans or surrenders; or

•	payment of the Insurance Proceeds upon the Insured's death.

New share classes of certain currently available Portfolios may be added as investment options under the Policy.  These new share classes may require the assessment of Short-Term Trading Fees.  When these new share classes are added, new Net Premiums and exchange reallocations to the Portfolios in question may be limited to the new share class.

Loan Interest Charge

Loan interest is charged in arrears on the amount of an outstanding Policy loan.  Loan interest that is unpaid when due will be added to the amount of the loan on each Policy Anniversary and will bear interest at the same rate.  We charge an annual interest rate of 6.00% on Policy loans.

After offsetting the 4.00% interest we guarantee we will credit to the Loan Account, the maximum guaranteed net cost of loans is 2.00% (annually).  Moreover:

•	after offsetting the 4.50% interest we currently credit to the Loan Account during the first 15 Policy Years, the net cost of loans is 1.50% (annually); and

•	after offsetting the 5.50% interest we currently credit to the Loan Account after the 15th Policy Anniversary, the net cost of loans is 0.50% (annually).

Portfolio Expenses

The value of the net assets of each Subaccount reflects the management fees and other expenses incurred by the corresponding Portfolio in which the Subaccount invests.  For further information, consult the Portfolios' prospectuses.

Federal Tax Considerations

The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations.  This discussion is not intended as tax advice.  Please consult counsel or other qualified tax advisers for more complete information.  We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS").  Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy.  A Policy must satisfy certain requirements set forth in the Code in order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts.  The manner in which these requirements are to be applied to certain features of the Policy are not directly addressed by the Code, and there is limited guidance as to how these requirements are to be applied.  In particular, there is some uncertainty regarding the federal tax treatment of survivorship life insurance policies.  We anticipate that a Policy should satisfy the applicable Code requirements.  Because of the absence of pertinent interpretations of the Code requirements, there is, however, some uncertainty about the application of these requirements to the Policy, particularly if you pay the full amount of Premiums permitted under the Policy.  If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with these requirements and we reserve the right to restrict Policy transactions in order to do so.

In certain circumstances, owners of variable life insurance contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their contracts due to their ability to exercise investment control over those assets.  Where this is the case, the contract owners have been currently taxed on income and gains attributable to the Separate Account assets.  There is little guidance in this area, and some features of the Policies, such as the flexibility to allocate Premiums and Policy Account Values, as well as the number of Subaccounts, have not been explicitly addressed in published rulings.  While we believe that the Policy does not give you investment control over Separate Account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the Separate Account assets supporting the Policy.

In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order to treat the Policy as a life insurance contract for federal income tax purposes.  We intend that the Separate Account, through the Portfolios, will satisfy these diversification requirements.

The following discussion assumes that the Policy will qualify as a life insurance contract for federal income tax purposes.

Tax Treatment of Policy Benefits

In General.  We believe that the death benefit under a Policy should be excludible from the Beneficiary's gross income.  Federal, state, and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the Beneficiary's circumstances.  You should consult a tax adviser on these consequences.

Generally, you will not be deemed to be in receipt of the Policy Account Value until there is a distribution.  When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a modified endowment contract ("MEC").

Modified Endowment Contracts.  Under the Code, certain life insurance contracts are classified as MECs, which have less favorable income tax treatment than other life insurance contracts.  Due to the Policy's flexibility as to Premiums and benefits, each Policy's individual circumstances will determine whether the Policy is classified as a MEC.  In general, a Policy will be classified as a MEC if the amount of Premiums paid into the Policy causes the Policy to fail the "7-pay test." A Policy will fail the 7-pay test if at any time in the first seven Policy Years, the amount paid into the Policy exceeds the sum of the level premiums that would have been paid at that point under a Policy that provided for paid-up future benefits after the payment of seven level annual payments.

If there is a reduction in the benefits under the Policy at any time, for example, as a result of a partial withdrawal, the 7-pay test will have to be reapplied as if the Policy had originally been issued at the reduced Face Amount.  If there is a "material change" in the Policy's benefits or other terms, the Policy may have to be retested as if it were a newly issued Policy.  A material change may occur, for example, when there is an increase in the death benefit that is due to the payment of an unnecessary Premium.  Unnecessary Premiums are Premiums paid into the Policy which are not needed in order to provide a death benefit equal to the lowest death benefit that was payable in the first seven Policy Years.  To prevent your Policy from becoming a MEC, it may be necessary to limit Premiums or to limit reductions in benefits.  A current or prospective Owner should consult a tax adviser to determine whether a Policy transaction will cause the Policy to be classified as a MEC.

Distributions from Modified Endowment Contracts.  Policies classified as MECs are subject to the following tax rules:

•
All distributions other than death benefits from a MEC, including distributions upon Surrender and partial withdrawals, will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the unloaned Policy Account Value immediately before the distribution plus prior distributions over the Owner's total investment in the Policy at that time.  They will be treated as tax-free recovery of the Owner's investment in the Policy only after all such excess has been distributed.  "Total investment in the Policy" means the aggregate amount of any Premiums or other considerations paid for a Policy, plus any previously taxed distributions.

•	Loans taken from such a Policy (or secured by such a Policy, e.g., by pledge or assignment) are treated as distributions and taxed accordingly.

•
A 10% additional income tax penalty is imposed on the amount includible in income except where the distribution or loan is made after you have attained age 59½ or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the Beneficiary.

If a Policy becomes a MEC, distributions that occur during the Policy Year will be taxed as distributions from a MEC.  In addition, distributions from a Policy within 2 years before it becomes a MEC will be taxed in this manner.  This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

Distributions from Policies that are not Modified Endowment Contracts.  Distributions other than death benefits from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and then as taxable income after the recovery of all investment in the Policy.  However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance contract for federal income tax purposes if Policy benefits are reduced during the first 15 Policy Years may be treated in whole or in part as ordinary income subject to tax.

Loans from or secured by a Policy that is not a MEC are generally not treated as distributions.

Finally, distributions from, and loans from (or secured by), a Policy that is not a MEC are not subject to the 10% additional tax.

Multiple Policies.  All MECs that we issue (and that our affiliates issue) to the same Owner during any calendar year are required to be treated as one MEC for purposes of determining the amount includible in the Owner's income when a taxable distribution occurs.

Policy Loans.  In general, interest you pay on a loan from a Policy will not be deductible.  If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or Lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.  Before taking out a Policy loan, you should consult a tax adviser as to the tax consequences.

Taxation of Policy Split.  The Policy Split Option Rider permits a Policy to be split into two other permanent life policies upon the occurrence of a divorce of the joint Insureds or certain changes in federal estate tax law.  A policy split could have adverse tax consequences; for example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code.  If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split.  In addition, it is not clear whether, in all circumstances, the individual contracts that result from a policy split would be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual contracts would be classified as modified endowment contracts.  Before you exercise rights provided by the Policy Split Option Rider, it is important that you consult with a competent tax adviser regarding the possible consequences of a policy split.

Business Uses of the Policy.  The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others.  The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement.  The IRS has also recently issued new guidance on split dollar insurance plans.  In addition, Internal Revenue Code Section 409A, which sets forth new rules for taxation of nonqualified deferred compensation, was added to the Code for deferrals after December 31, 2004.  Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax adviser as to tax attributes of the arrangement.  In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses.  Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax adviser.

Tax Shelter Regulations.  Prospective Owners should consult a tax adviser about the treatment of the Policy under the Treasury Regulations applicable to tax shelters.

Withholding.  To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability.  Recipients can generally elect, however, not to have tax withheld from distributions.

Alternative Minimum Tax.  There may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the Owner is subject to that tax.

Continuation of Policy Beyond Age 100.  The tax consequences of continuing the Policy beyond the younger Insured's 100th year are unclear.  You should consult a tax adviser if you intend to keep the Policy in force beyond the younger Insured's 100th year.

Other Policy Owner Tax Matters.  The transfer of the Policy or designation of a Beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have gift, estate, and/or generation-skipping transfer tax consequences under federal tax law.  The individual situation of each Owner or Beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of the Policy proceeds will be treated for purposes of federal, state, and local estate, inheritance, generation-skipping, and other taxes.

Possible Tax Law Changes.  While the likelihood of legislative or other changes is uncertain, there is always a possibility that the tax treatment of the Policy could change by legislation or otherwise.  It is even possible that any legislative change could be retroactive (effective prior to the date of the change).  You should consult a tax adviser with respect to legislative developments and their effect on the Policy.

Special Rules for Pension and Profit-Sharing Plans.  If a Policy is purchased by a pension or profit-sharing plan, or similar deferred compensation arrangement, the federal, state and estate tax consequences could differ.  A competent tax adviser should be consulted in connection with such a purchase.

The amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan are limited.  The current cost of insurance for the net amount at risk is treated as a "current fringe benefit" and must be included annually in the plan participant's gross income.  The amount of this cost should be reported to the participant annually.  If the plan participant dies while covered by the plan and the Policy proceeds are paid to the participant's Beneficiary, then the excess of the death benefit over the Policy Account Value is not subject to the federal income tax.  However, the Policy Account Value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.  Policies owned under these types of plans may be subject to restrictions under the Employee Retirement Income Security Act of 1974 ("ERISA").  You should consult a qualified adviser regarding ERISA.

Department of Labor ("DOL") regulations impose requirements for participant loans under retirement plans covered by ERISA.  Plan loans must also satisfy tax requirements to be treated as nontaxable.  Plan loan requirements and provisions may differ from Policy loan provisions.  Failure of plan loans to comply with the requirements and provisions of the DOL regulations and of tax law may result in adverse tax consequences and/or adverse consequences under ERISA.  Plan fiduciaries and participants should consult a qualified adviser before requesting a loan under a Policy held in connection with a retirement plan.

Special Rules for 403(b) Arrangements.  If a Policy is purchased in connection with a Section 403(b) tax-sheltered annuity program, the "Special Rules for Pension and Profit-Sharing Plans" discussed above may be applicable.  On November 16, 2004, the IRS and the Treasury Department released proposed regulations that, if enacted in their current form, would prohibit the use of a life insurance contract in a 403(b) plan.  In addition, Premiums, distributions and other transactions with respect to the Policy must be administered, in coordination with the Section 403(b) annuity, to comply with the requirements of Section 403(b) of the Code.  A competent tax adviser should be consulted.

Foreign Tax Credits.  To the extent that any underlying eligible Portfolio makes the appropriate election, certain foreign taxes paid by the Portfolio will be treated as being paid by us, and we may deduct or claim a tax credit for such taxes.  The benefits of any such deduction or credit will not be passed through to Policy Owners.

Supplemental Benefits and Riders.  A discussion of the tax consequences associated with particular supplemental benefits and Riders available under the Policy, can be found in the SAI.

Special Considerations For Life Insurance Policies Owned By Corporations or Other Employers

In 2006, President Bush signed the Pension Protection Act of 2006, which contains new Code Sections 101(j) and 6039I, which affect the tax treatment of life insurance contracts owned by the employer of the Insured.  These provisions are generally effective for life insurance contracts issued after August 17, 2006.  However, contracts issued after that date pursuant to a Section 1035 exchange are excluded from the operation of these new provisions, provided that the contract received in the exchange does not have a material increase in death benefit or other material change with respect to the old contract.

New Section 101(j) provides the general rule that, with respect to an employer-owned life insurance contract, the amount of death benefit payable directly or indirectly to the employer that may be excluded from income cannot exceed the sum of premiums and other payments paid by the policyholder for the contract.  Consequently, under this general rule, the entire death benefit, less the cost to the policyholder, will be taxable.  Although Section 101(j) is not clear, if lifetime distributions from the contract are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of premiums for this purpose.

There are 2 exceptions to this general rule of taxability, provided that statutory notice, consent, and information requirements are satisfied.  These requirements are as follows:  Prior to the issuance of the company, (a) the employee is notified in writing that the employer intends to insure the employee's life, and the maximum face amount for which the employee could be insured at the time that the contract is issued; (b) the employee provides written consent to being insured under the contract and that such coverage may continue after the Insured terminates employment; and (c) the employee is informed in writing that the employer will be a beneficiary of any proceeds payable upon the death of the employee.  If the employer fails to meet all of those requirements, then neither exception can apply.

The 2 exceptions are as follows.  First, if proper notice and consent are given and received, and if the Insured was an employee at any time during the 12-month period before the Insured’s death, then new Section 101(j) would not apply.

Second, if proper notice and consent are given and received and, at the time that the contract is issued the Insured is either a director, a “highly compensated employee” (within the meaning of Section 414(q) of the Code without regard to paragraph (a)(B)(ii) thereof), or a “highly compensated individual” (within the meaning of Section 105(h)(5), except “35%” is substituted for “25%” in paragraph (C) thereof), then the new Section 101(j) would not apply.

Code Section 6039I requires any policyholder of an employer-owned contract to file an annual return showing (a) the number of employees of the policyholder, (b) the number of such employees insured under employee-owned contracts at the end of the year, (c) the total amount of insurance in force with respect to those contracts at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policyholder, and (e) that the policyholder has a valid consent for each Insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained).  Proper recordkeeping is also required by this section.

It is your responsibility to (a) provide the proper notice to each Insured, (b) obtain the proper consent from each Insured, (c) inform each Insured in writing that you will be the beneficiary of any proceeds payable upon the death of the Insured, and (d) file the annual return required by Section 6039I.  If you fail to provide the necessary notice and information, or fail to obtain the necessary consent, the death benefit will be taxable to you when received.  If you fail to file a properly completed return under Section 6039I, you could be required to pay a penalty.

Split Dollar Arrangements

You may enter into a split dollar arrangement with another Owner or another person(s) whereby the payment of Premiums and the right to receive the benefits under the Policy (i.e., Net Cash Surrender Value or Insurance Proceeds) are split between the parties.  There are different ways of allocating these rights.  For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the Premiums and will have the right to receive the Net Cash Surrender Value.  The employee may designate the Beneficiary to receive any Insurance Proceeds in excess of the Net Cash Surrender Value.  If the employee dies while such an arrangement is in effect, the employer would receive from the Insurance Proceeds the amount that he would have been entitled to receive upon Surrender of the policy and the employee's Beneficiary would receive the balance of the proceeds.

No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our Service Center.

New Guidance on Split Dollar Arrangements.  On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act").  The Act prohibits, with limited exceptions, publicly traded companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers.  It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002.  Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

In addition, the IRS and Treasury Department have recently issued guidance that substantially affects the tax treatment of split-dollar arrangements.  The parties who elect to enter into a split dollar arrangement should consult their own tax advisers regarding the tax consequences of such an arrangement, and before entering into or paying additional Premiums with respect to such arrangements.

Supplemental Benefits and Riders

The following Riders offering supplemental benefits are available under the Policy.  Most of these Riders are subject to age and underwriting requirements and most must be purchased when the Policy is issued.  We generally deduct any monthly charges for these Riders from Policy Account Value as part of the Monthly Deduction.  (See the Fee Table for more information concerning Rider expenses.)

Your agent can help you determine whether any of the Riders are suitable for you.  For example, you should consider a number of factors when deciding whether to purchase coverage under the base Policy only or in combination with the Convertible Term Life Insurance Rider or the Survivorship Additional Insurance Benefit Rider.  Even though the death benefit coverage may be the same (regardless of whether you purchase coverage under the Policy only or in combination with one or more of these Riders), there may be important cost differences between the Policy and the Riders.  The most important factors that will affect your decision are (a) the amount of Premiums you pay, (b) the cost of insurance charges under the Policy and under the Riders, (c) the investment performance of the Subaccounts in which you allocate your Premiums, (d) your level of risk tolerance, and (e) the length of time you plan to hold the Policy.  You should carefully evaluate all of these factors and discuss all of your options with your agent.  For more information on electing a Rider, contact our Service Center for a free copy of the SAI, and for personalized illustrations that show different combinations of the Policy with various Riders.  These Riders may not be available in all states.  Please contact us for further details.

We currently offer the following Riders under the Policy:

•	Change of Insured Rider;

•	Convertible Term Life Insurance Rider;

•	Disability Waiver Benefit Rider;

•	Final Policy Date Extension Rider;

•	Guaranteed Minimum Death Benefit Rider;

•	Policy Split Option Rider; and

•	Survivorship Additional Insurance Benefit Rider.

Sale of the Policies

The Policy will be sold by individuals who are licensed as our life insurance agents and appointed by us and who are also registered representatives of 1717, or registered representatives of a broker-dealer having a selling agreement with 1717, or registered representatives of a broker-dealer having a selling agreement with these broker-dealers.  1717 is located at Christiana Executive Campus, P.O. Box 15626, Wilmington, Delaware 19850, is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the NASD.  1717 was organized under the laws of Pennsylvania on January 22, 1969 as an indirect wholly owned subsidiary of Nationwide Life Insurance Company of America.  1717 received $16,865,493, $20,965,977, and $19,767,859 during 2006, 2005, and 2004, respectively, as principal underwriter of the Policies and of other variable life insurance policies and variable annuity contracts offered by NLICA and its affiliates.  1717 did not retain any compensation as principal underwriter during the past three fiscal years.  We decide the insurance underwriting, the determination of Premium Class, and whether to accept or reject an Application.  1717 also may reject an Application if the Policy applied for is unsuitable.

More information about 1717 and its registered representatives is available at http://www.nasdr.com or by calling (800) 289-9999.  You also can obtain an investor brochure from NASD Regulation that includes information describing its Public Disclosure Program.

We offer the Policies to the public on a continuous basis.  We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering.

Policy Pricing

During the Policy's early years, the expenses we incur in distributing and establishing the Policy exceed the deductions we take.  Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment.  Accordingly, we have designed the Policy with features and investment options that we believe support and encourage long-term ownership.

We make many assumptions and account for many economic and financial factors when we establish the Policy's fees and charges.  The following is a discussion of some of the factors that are relevant to the Policy's pricing structure.

Distribution, Promotional, and Sales Expenses. Commissions to broker-dealer firms are one of the promotional and sales expenses we incur when distributing the Policy.  During the first Policy Year, the maximum sales commission payable to firms will be approximately 91% of Premiums paid up to a specified amount, and 2% of Premiums paid in excess of that amount.  During Policy Years 2 through 10, the maximum sales commission will not be more than 2% of Premiums paid, and after Policy Year 10, the maximum sales commission will be 0% of Premiums paid.  Further, for each Premium received within 10 years following an increase in Face Amount, a commission on that Premium will be paid up to the specified amount for the increase in each year; the commission will be calculated using the commission rates for the corresponding Policy Year.  Expense allowances and bonuses may also be paid, and firms may receive annual renewal compensation of up to 0.25% of the unloaned Policy Account Value.  Firms may be required to return first year commission (less the deferred sales charge) if the Policy is not continued through the first Policy Year.  In lieu of these premium-based commissions, we may pay an equivalent asset-based commission, or a combination of the two.  Individual registered representatives typically receive a portion of the commissions paid to their broker-dealer firm, depending on their particular arrangement.  The amount of commissions we pay depends on factors such as the amount of premium we receive from the broker-dealer firm and the scope of the services they provide.

In addition to commissions, we may also furnish marketing and expense allowances to certain broker-dealer firms based on our assessment of that firm’s capabilities and demonstrated willingness to promote and market our products.  The firms determine how these allowances are spent.  If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

Information on Portfolio Payments

Our Relationship with the Portfolios. The Portfolios incur expenses each time they sell, administer, or redeem their shares.  The separate account aggregates Policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each Portfolio daily.  The separate account (not the Policy Owners) is the Portfolio shareholder.

When the separate account aggregates transactions, the Portfolio does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public.  We incur these expenses instead.

We also incur the distribution costs of selling the Policy (as discussed above), which benefit the Portfolios by providing Policy Owners with Subaccount options that correspond to the Portfolios.

An investment adviser or subadviser of a Portfolio or its affiliates may provide us or our affiliates with wholesaling services that assist in the distribution of the Policy and may pay us or our affiliates to participate in educational and/or marketing activities.  These activities may provide the adviser or subadviser (or their affiliates) with increased exposure to persons involved in the distribution of the Policy.

Types of Payments We Receive. In light of the above, the Portfolios or their affiliates make certain payments to us or our affiliates (the “payments”).  The amount of these payments is typically based on a percentage of assets invested in the Portfolios attributable to the policies and other variable policies we and our affiliates issue, but in some cases may involve a flat fee.  These payments may be used by us for any corporate purpose, which include reducing the prices of the policies, paying expenses that we or our affiliates incur in promoting, marketing, and administering the policies and the Portfolios, and achieving a profit.

We or our affiliates receive the following types of payments:

•	Portfolio 12b-1 fees, which are deducted from Portfolio assets;

•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the Portfolio, which may be deducted from Portfolio assets; and

•
Payments by a Portfolio’s adviser or subadviser (or its affiliates).  Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from Portfolio assets and is reflected in mutual fund charges.

Furthermore, we benefit from assets invested in our affiliated Portfolios (i.e., Nationwide Variable Insurance Trust) because our affiliates also receive compensation from the Portfolios for investment advisory, administrative, transfer agency, distribution, and/or other services.  Thus, we may receive more revenue with respect to affiliated Portfolios than unaffiliated Portfolios.

We took into consideration the anticipated payments from the Portfolios when we determined the charges imposed under the policies (apart from fees and expenses imposed by the Portfolios).  Without these payments, we would have imposed higher charges under the Policy.

Amount of Payments We Receive.  For the year ended December 31, 2006, the Portfolio payments we and our affiliates received from the Portfolios did not exceed 0.50% (as a percentage of the average daily net assets invested in the Portfolios) offered through this Policy or other variable policies that we and our affiliates issue.  Payments from investment advisers or subadvisers to participate in educational and/or marketing activities have not been taken into account in this percentage.

Most Portfolios or their affiliates have agreed to make payments to us or our affiliates, although the applicable percentages may vary from Portfolio to Portfolio and some may not make any payments at all.  Because the amount of the actual payments we or our affiliates receive depends on the assets of the Portfolios attributable to the Policy, we and our affiliates may receive higher payments from Portfolios with lower percentages (but greater assets) than from Portfolios that have higher percentages (but fewer assets).

For additional information related to the amount of payments Nationwide receives, go to www.nationwide.com.

Identification of Portfolios.   We may consider several criteria when identifying the Portfolios, including some or all of the following:  investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, and fund expenses.  Another factor we consider during the identification process is whether the Portfolio’s adviser or subadviser is one of our affiliates or whether the Portfolio, its adviser, its subadviser(s), or an affiliate will make payments to us or our affiliates.

There may be Portfolios with lower fees, as well as other variable policies that offer Portfolios with lower fees.  You should consider all of the fees and charges of the Policy in relation to its features and benefits when making your decision to invest.  Please note that higher Policy and Portfolio fees and charges have a direct effect on your investment performance.

State Variations

Any state variations in the Policy are covered in a special policy form for use in that state.  The prospectus and SAI provide a general description of the Policy.  Your actual policy and any endorsements or Riders are the controlling documents.  If you would like to review a copy of your policy and its endorsements and Riders, if any, contact our Service Center.

Legal Proceedings

NLICA is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. NLICA does not believe, based on information currently known by NLICA’s management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on NLICA’s financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on NLICA’s financial results in a particular quarterly or annual period.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than NLICA.

The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. NLICA and/or its affiliates has been contacted by or received subpoenas from the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by NLICA and/or its affiliates. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.

In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules, and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.

These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of NLICA’s litigation matters. There can be no assurance that any such litigation or regulatory actions will not have a material adverse effect on NLICA in the future.

On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees.  On August 24, 2004, the District Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts.  Fact and expert discovery has been completed.  On October 11, 2006, NLICA filed a motion for summary judgment on all relevant counts contained in the complaint.  Additionally, all other remaining defendants have filed a motion for summary judgment on all remaining claims.  Those motions are pending before the court.  NLICA continues to defend this lawsuit vigorously.

The general distributor, 1717, is not engaged in any litigation of any material nature.

Financial Statements

Our consolidated financial statements and the financial statements of the Separate Account are contained in the SAI.  Our consolidated financial statements should be distinguished from the Separate Account's financial statements and you should consider our consolidated financial statements only as bearing upon our ability to meet our obligations under the Policies.  For a free copy of these consolidated financial statements and/or the SAI, please call or write to us at our Service Center.

Glossary

Application
The Application you must complete to purchase a Policy plus all forms required by applicable law or us.

Attained Age
The Issue Age for each Insured plus the number of full Policy Years since the Policy Date.

Beneficiary
The person(s) you select to receive the Insurance Proceeds from the Policy.

Code
The Internal Revenue Code of 1986, as amended.

Company (we, us, our, NLICA)
Nationwide Life Insurance Company of America, Service Center: 300 Continental Drive, Newark, Delaware 19713, Main Administrative Office: 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, telephone: (800) 688-5177.

Evidence of Insurability
Medical records or other documentation that we may require to satisfy our underwriting standards.  We may require different and/or additional evidence depending on the Insureds' Premium Classes; for example, we generally require more documentation for Insureds in classes with extra ratings.  We also may require different and/or additional evidence depending on the transaction requested; for example, we may require more documentation for the issuance of a Policy than to reinstate a Policy.

Face Amount
The dollar amount of insurance selected by the Owner.  The Face Amount may be decreased after issue, subject to certain conditions.  The Face Amount is a factor in determining the death benefit and surrender charges.

Final Policy Date
The Policy Anniversary nearest the younger Insured's Attained Age 100, at which time the Policy will end and you will be paid the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions.  Subject to state availability, you may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Free-Look Period
The period shown on your Policy's cover page during which you may examine and return the Policy to us at our Service Center and receive a refund.  The length of the Free Look Period varies by state.

Fund
An investment company that is registered with the SEC.  The Policy allows you to invest in certain Portfolios of the Funds that are listed earlier in this prospectus.

Grace Period
A 61-day period after which a Policy will Lapse if you do not make a sufficient payment.

Guaranteed Account
Part of our general account.  Amounts allocated to the Guaranteed Account earn at least 4% annual interest.
Indebtedness
The total amount of all outstanding Policy loans, including both principal and interest due.

Initial Face Amount
The Face Amount on the Policy Issue Date.

Insurance Proceeds
The amount we pay to the Beneficiary when we receive due proof of the last surviving Insured's death.  We deduct any Indebtedness and unpaid Monthly Deductions before making any payment.

Insureds
The persons whose lives are Insured by the Policy.

Issue Age
The age of each Insured at his or her birthday nearest the Policy Date.

Joint Equal Age
An age aligned to the two Insureds, which NLICA actuarially determines based on the Issue Age of each Insured.

Lapse
When your Policy terminates without value after a Grace Period.  You may reinstate a lapsed Policy, subject to certain conditions.

Loan Account
The account to which we transfer collateral for a Policy loan from the Subaccounts and/or the Guaranteed Account.

Minimum Guarantee Premium
The amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years (during the first 8 Policy Years for Policies issued on or before July 31, 2005).  It is equal to the minimum annual premium (as set forth in your Policy) multiplied by the number of months since the Policy Date (including the current month) divided by 12.

Minimum Initial Premium
An amount equal to the minimum annual premium (as set forth in your Policy) multiplied by the following factor for your premium billing mode: annual 1.000; semi-annual 0.500; quarterly 0.250; monthly 0.167.

Monthly Deduction
This is the monthly amount we deduct from the Policy Account Value on each Policy Processing Day.  The Monthly Deduction includes the cost of insurance charge, the monthly administrative charge, the initial administrative charge (during the first Policy Year), and charges for any Riders.

Net Cash Surrender Value
The amount we pay when you Surrender your Policy.  It is equal to: (1) the Policy Account Value as of the date of Surrender; minus (2) any surrender charge; minus (3) any Indebtedness.

Net Premiums
Premiums less the premium expense charge.

Owner (you, your)
The person entitled to exercise all rights as Owner under the Policy.

Policy Account Value
The sum of your Policy's values in the Subaccounts, the Guaranteed Account, and the Loan Account.

Policy Anniversary
The same day and month as the Policy Date in each year following the first Policy Year.

Policy Date
The date set forth in the Policy that is used to determine Policy Anniversaries, Policy Processing Days, and Policy Years.  The Policy Date is generally the same as the Policy Issue Date but, subject to state approval, may be another date agreed upon by the proposed Insureds and us.  The Policy Date may not be more than 6 months prior to the Policy Issue Date.

Policy Issue Date
The date on which the Policy is issued.  It is used to measure suicide and contestable periods.

Policy Processing Day
This is the same day as the Policy Date in each successive month.  If there is no day in a calendar month that coincides with the Policy Date, or if that day falls on a day that is not a Valuation Day, then the Policy Processing Day is the next Valuation Day.  On each Policy Processing Day, we determine Policy charges and deduct them from the Policy Account Value.

Policy Year
A year that starts on the Policy Date or on a Policy Anniversary.

Portfolio
A separate investment Portfolio of a Fund.  Each Subaccount invests exclusively in one Portfolio of a Fund.

Premium Class
The classification of the Insureds for cost of insurance purposes.  The standard classes are: smoker, nonsmoker, and preferred.  We also have classes with extra ratings.

Premiums
All payments you make under the Policy other than repayments of Indebtedness.

Rider
An amendment, addition, or endorsement to the Policy that changes the terms of the Policy by: (1) expanding Policy benefits; (2) restricting Policy benefits; or (3) excluding certain conditions from the Policy's coverage.  A Rider that is added to the Policy becomes part of the Policy.

SAI
The Statement of Additional Information ("SAI") that contains additional information regarding the Policy.  The SAI is not a prospectus, and should be read together with the prospectus.  You may obtain a copy of the SAI by writing or calling us at our Service Center.

Separate Account
Nationwide Provident VLI Separate Account 1.  It is a separate investment account that is divided into Subaccounts, each of which invests in a corresponding Portfolio.

Service Center
The Technology and Service Center located at 300 Continental Drive, Newark, Delaware 19713.

Subaccount
A subdivision of Nationwide Provident VLI Separate Account 1.  We invest each Subaccount's assets exclusively in shares of one Portfolio.

Surrender
To cancel the Policy by signed Request from the Owner and return of the Policy to us at our Service Center.

Target Premium
An amount of premium payments, based on the Initial Face Amount and Joint Equal Age of the Insureds, used to compute surrender charges.

Valuation Day
Each day that the New York Stock Exchange is open for business and any other day on which there is a sufficient degree of trading with respect to a Subaccount's portfolio of securities to materially affect the value of that Subaccount.  As of the date of this prospectus, we are open whenever the New York Stock Exchange is open, other than the Fridays following Thanksgiving and Christmas.

Valuation Period
The period beginning at the close of business on one Valuation Day (which is when the New York Stock Exchange closes, usually 4:00 p.m., Eastern time) and continuing to the close of business on the next Valuation Day.

Written Notice or Request
The Written Notice or Request you must complete, sign, and send to us at our Service Center to request or exercise your rights as Owner under the Policy.  To be complete, each Written Notice or Request must: (1) be in a form we accept; (2) contain the information and documentation that we determine in our sole discretion is necessary for us to take the action you request or for you to exercise the right specified; and (3) be received at our Service Center.  You may obtain the necessary form by calling us at (800) 688-5177.

Appendix A: Portfolio Information
The Portfolios listed below are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.  There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each Portfolio for more detailed information.

AIM Variable Insurance Funds - AIM V.I. Basic Value Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Growth of capital.

AIM Variable Insurance Funds - AIM V.I. Capital Development Fund: Series I Shares
Investment Adviser:                                                         AIM Advisors, Inc.
Investment Objective:                                                         Long-term capital growth.

Alger American Fund - Alger American Small Capitalization Portfolio: Class O Shares
This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2003.
Investment Adviser:                                                         Fred Alger Management, Inc.
Investment Objective:                                                         Long-term capital appreciation.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Growth and Income Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

AllianceBernstein Variable Products Series Fund, Inc. - AllianceBernstein Small/Mid Cap Value Portfolio: Class A
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         AllianceBernstein L.P.
Investment Objective:                                                         Long-term growth of capital.

American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term total return using a strategy that seeks to protect against U.S.
inflation.

American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Capital growth by investing in common stocks.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

American Century Variable Portfolios, Inc. - American Century VP International Fund: Class III
Investment Adviser:                                                         American Century Global Investment Management, Inc.
Investment Objective:                                                         Capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Ultra Fund: Class I
This Portfolio is only available in Policies issued before May 1, 2007.
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth with income as a secondary objective.

American Century Variable Portfolios, Inc. - American Century VP Vista Fund: Class I
Investment Adviser:                                                         American Century Investment Management, Inc.
Investment Objective:                                                         Long-term capital growth.

Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P SmallCap 600 Index®.

Dreyfus Stock Index Fund, Inc.: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         To match performance of the S&P 500.

Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Long-term capital growth consistent with the preservation of capital.

Dreyfus Variable Investment Fund - Developing Leaders Portfolio: Initial Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         The Dreyfus Corporation
Investment Objective:                                                         Capital growth.

Federated Insurance Series - Federated American Leaders Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Long-term capital growth, and secondarily income.

Federated Insurance Series - Federated Capital Appreciation Fund II: Primary Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         Federated Equity Management Company of Pennsylvania
Investment Objective:                                                         Capital appreciation.

Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares
Investment Adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         Current income.

Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Reasonable income.

Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Initial Class
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007.
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Initial Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Initial Class R
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund II - VIP Asset Manager Portfolio: Initial Class
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         High total return.

Fidelity Variable Insurance Products Fund II - VIP Contrafund® Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term capital appreciation.

Fidelity Variable Insurance Products Fund II - VIP Investment Grade Bond Portfolio: Initial Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Investments Money Management, Inc.
Investment Objective:                                                         High level of current income.

Fidelity Variable Insurance Products Fund III - VIP Mid Cap Portfolio: Service Class
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Long-term growth of capital.

Fidelity Variable Insurance Products Fund III - VIP Value Strategies Portfolio: Service Class
This Portfolio is only available in Policies issued before May 1, 2006.
Investment Adviser:                                                         FMR
Sub-adviser:                                                         Fidelity Research & Analysis Company
Investment Objective:                                                         Capital appreciation.

Fidelity Variable Insurance Products Fund IV - VIP Energy Portfolio: Service Class 2
Investment Adviser:                                                         Fidelity Management & Research Company
Sub-adviser:                                                         FMR Co., Inc.
Investment Objective:                                                         Capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2010 Portfolio: Service Class
Investment Adviser:                                                         FMR
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2020 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Fidelity Variable Insurance Products Fund IV - VIP Freedom Fund 2030 Portfolio: Service Class
Investment Adviser:                                                         Fidelity Management & Research Company
Investment Objective:                                                         High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds
(underlying Fidelity funds).  Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund.  Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends Securities Fund: Class 1
This Portfolio is only available in Policies issued before May 1, 2006.
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term capital appreciation.

Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund: Class 1
Investment Adviser:                                                         Franklin Advisory Services, LLC
Investment Objective:                                                         Long-term total return.

Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3
Investment Adviser:                                                         Templeton Asset Management, Ltd.
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 1
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Templeton Investment Counsel, LLC
Investment Objective:                                                         Long-term capital growth.

Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3
Investment Adviser:                                                         Franklin Advisors, Inc.
Investment Objective:                                                         High current income, with preservation of capital.  Capital appreciation is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Balanced Portfolio: Service Shares
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital, consistent with preservation of capital and balanced by current income.

Janus Aspen Series - Forty Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - Global Technology Portfolio: Service II Shares
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - Global Technology Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Janus Aspen Series - INTECH Risk-Managed Core Portfolio: Service Shares
Investment Adviser:                                                         Janus Capital Management LLC
Sub-adviser:                                                         Enhanced Investment Technologies, LLC
Investment Objective:                                                         Long-term growth of capital.

Janus Aspen Series - International Growth Portfolio: Service II Shares
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Janus Aspen Series - International Growth Portfolio: Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Janus Capital Management LLC
Investment Objective:                                                         Long-term capital growth.

Lehman Brothers Advisers Management Trust - AMT Short Duration Bond Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Highest available current income consistent with liquidity and low risk to principal and, secondarily, total return.

MFS® Variable Insurance Trust - MFS Investors Growth Stock Series: Initial Class
This Portfolio is only available in Policies issued before May 1, 2006.
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Long-term capital growth and future income.

MFS® Variable Insurance Trust - MFS Value Series: Initial Class
Investment Adviser:                                                         Massachusetts Financial Services Company
Investment Objective:                                                         Capital appreciation and reasonable income.

Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Seeks to provide high total return (including income and capital gains)
consistent with the preservation of capital.

Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Income and more price stability than stocks, and capital preservation over the long term.  Seeks to maximize an investor’s level of current income and preserve the investor’s capital.

Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation through stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:                                                         Capital appreciation principally through investment in stocks.

Nationwide Variable Insurance Trust - American Funds NVIT Growth- Income Fund: Class II
Investment Adviser:                                                         Capital Research and Management Company
Investment Objective:	Seeks returns from both capital gains as well as income generated by dividends paid by stock issuers

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2005.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Federated Investment Management Company
Investment Objective:                                                         High current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

Nationwide Variable Insurance Trust - Gartmore NVIT Emerging Markets Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Gartmore NVIT Global Utilities Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - J.P. Morgan NVIT Balanced Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         J.P. Morgan Investment Management Inc.
Investment Objective:                                                         High total return from a diversified portfolio of equity and fixed income securities.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Growth Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Oberweis Asset Management, Inc.; Waddell & Reed Investment Management
 Company
Investment Objective:                                                         Capital growth.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Cap Value Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Epoch Investment Partners, Inc.; J.P. Morgan Investment Management Inc.
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - Nationwide Multi-Manager NVIT Small Company Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         American Century Investment Management Inc.; Franklin Portfolio
Associates LLC; Gartmore Global Partners; Morgan Stanley Investment
Management Inc.; Neuberger Berman, LLC; Waddell & Reed Investment
Management Company
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Financial Services Fund: Class III
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Gartmore Global Partners
Investment Objective:                                                         Long-term capital growth.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Health Sciences Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Global Technology and Communications Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - Nationwide NVIT Government Bond Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To provide a high level of income as is consistent with the preservation of capital.

Nationwide Variable Insurance Trust - Nationwide NVIT Growth Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         To maximize growth of capital consistent with a more aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of return consistent with a conservative level of risk compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderate Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to the other Investor Destinations Funds.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of total return consistent with a moderately conservative level of risk.

The Nationwide NVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds.  Therefore, a proportionate share of the fees and expenses of the underlying funds are indirectly borne by investors.  Please refer to the prospectus for
Nationwide NVIT Investor Destinations Funds for more information.

Nationwide Variable Insurance Trust - Nationwide NVIT Mid Cap Growth Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Nationwide NVIT Money Market Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         High level of current income as is consistent with the preservation of capital and maintenance of liquidity.

Nationwide Variable Insurance Trust - Nationwide NVIT U.S. Growth Leaders Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Long-term growth of capital.

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class III
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Nationwide Variable Insurance Trust - NVIT International Value Fund: Class IV
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         The Boston Company Asset Management LLC
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Capital appreciation.

Nationwide Variable Insurance Trust - NVIT Nationwide® Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Investment Objective:                                                         Total return through a flexible combination of capital appreciation and current income.

Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class IV
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Fund Asset Management, LP
Investment Objective:                                                         Long-term capital appreciation.

Nationwide Variable Insurance Trust - Van Kampen NVIT Comstock Value Fund: Class IV
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.

Nationwide Variable Insurance Trust - Van Kampen NVIT Multi Sector Bond Fund: Class I
Investment Adviser:                                                         Gartmore Mutual Fund Capital Trust
Sub-adviser:                                                         Van Kampen Asset Management
Investment Objective:                                                         Above average total return over a market cycle of three to five years.

Neuberger Berman Advisers Management Trust - AMT Fasciano Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth.

Neuberger Berman Advisers Management Trust - AMT International Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term growth of capital by investing primarily in common stocks of foreign companies.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Neuberger Berman Advisers Management Trust - AMT Mid-Cap Growth Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2004.
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Partners Portfolio: I Class
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Capital growth.

Neuberger Berman Advisers Management Trust - AMT Regency Portfolio: S Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Growth of capital.

Neuberger Berman Advisers Management Trust - AMT Socially Responsive Portfolio: I Class
Investment Adviser:                                                         Neuberger Berman Management Inc.
Sub-adviser:                                                         Neuberger Berman, LLC
Investment Objective:                                                         Long-term capital growth by investing primarily in securities of companies that meet certain financial criteria and social policy.

Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation by investing in securities of well-known, established companies.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation that are considered to have appreciation possibilities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Long-term capital appreciation by investing a substantial portion of its assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities.

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Class 3
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Oppenheimer Variable Account Funds - Oppenheimer High Income Fund/VA: Non-Service Shares
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2007.
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High level of current income.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         High total return which includes growth in the value of its shares as well as current income from equity and debt securities.

Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund®/VA: Non-Service Shares
Investment Adviser:                                                         OppenheimerFunds, Inc.
Investment Objective:                                                         Capital appreciation.

Putnam Variable Trust - Putnam VT Growth and Income Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005.
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital growth and current income.

Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

Putnam Variable Trust - Putnam VT Voyager Fund: Class IB
This Portfolio is only available in Policies issued before May 1, 2005.
Investment Adviser:                                                         Putnam Investment Management, LLC
Investment Objective:                                                         Capital appreciation.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Long-term capital growth and, secondarily, income.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.

T. Rowe Price Equity Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: Class II
Investment Adviser:                                                         T. Rowe Price Investment Services
Investment Objective:                                                         High level of income consistent with moderate price fluctuation.

The Universal Institutional Funds, Inc. - Core Plus Fixed Income Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above-average total return over a market cycle of three to five years by investing primarily in a diversified portfolio of fixed income securities.

The Universal Institutional Funds, Inc. - Emerging Markets Debt Portfolio: Class I
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.

The Universal Institutional Funds, Inc. - U.S. Real Estate Portfolio: Class I
Investment Adviser:                                                         Morgan Stanley Investment Management Inc.
Investment Objective:                                                         Above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         High total return – income plus capital appreciation – by investing globally, primarily in a variety of debt securities.

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Class R
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         Long-term capital appreciation by investing primarily in hard asset securities.  Income is a secondary consideration.

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Class R
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2003.
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

This underlying mutual fund assesses a short-term trading fee (please see "Short-Term Trading Fees" earlier in this prospectus).

Van Eck Worldwide Insurance Trust - Worldwide Real Estate Fund: Initial Class
This Portfolio is no longer available to accept transfers or new premium payments effective May 1, 2004.
Investment Adviser:                                                         Van Eck Associates Corporation
Investment Objective:                                                         To maximize return by investing in equity securities of domestic and foreign companies that own significant real estate assets or that principally are engaged in the real estate industry.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Discovery Fund
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

Wells Fargo Advantage Variable Trust - Wells Fargo Advantage VT Opportunity Fund
This Portfolio is only available in Policies issued before May 1, 2003.
Investment Adviser:                                                         Wells Fargo Funds Management, LLC
Sub-adviser:                                                         Wells Capital Management Incorporated
Investment Objective:                                                         Long-term capital appreciation.

To learn more about this Policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus.  For a free copy of the SAI, to receive personalized illustrations of death benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-800-688-5177 or write to us at our Service Center at Nationwide Life Insurance Company of America, 300 Continental Drive, Newark, Delaware 19713.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus.  The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy.  Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street NE, Washington, DC 20549.  Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090.

Investment Company Act of 1940 Registration File No.  811-4460

Securities Act of 1933 Registration File No. 333-84475

Survivor Options Premier

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

Main Administrative Office
1000 Chesterbrook Boulevard
Berwyn, Pennsylvania 19312
(610) 407-1717

Service Center:
300 Continental Drive
Newark, Delaware 19713
(800) 688-5177

STATEMENT OF ADDITIONAL INFORMATION
Individual Flexible Premium Adjustable Survivorship Variable Life Insurance Policy

This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium adjustable survivorship variable life insurance policy (the "Policy") offered by Nationwide Life Insurance Company of America ("NLICA").  This SAI is not a prospectus, and should be read together with the prospectus for the Policy dated May 1, 2007 and the prospectuses for the Portfolios.  The prospectus is incorporated by reference in this SAI.  You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.  Capitalized terms in this SAI have the same meanings as in the prospectus for the Policy.  No information is incorporated by reference into this SAI.

The date of this Statement of Additional Information is May 1, 2007.

Table of Contents
Additional Policy Information	2	Survivorship Additional Insurance Benefit Rider
The Policy		Policy Split Option Rider
Temporary Insurance Coverage		Other Riders
Our Right to Contest the Policy		Illustrations	9
Misstatement of Age or Sex		Performance Data	10
Suicide Exclusion		Rating Agencies
Assignment		Money Market Yields
The Beneficiary		Historical Performance of the Sub-accounts
More Information on Ownership Rights		Standard & Poor's	10
Changing Death Benefit Options		Additional Information	10
Premium Classes		Potential Conflicts of Interest
Loan Interest		Safekeeping of Account Assets
Effect of Policy Loans		Reports to Owners
Delays in Payments We Make		Records
Dollar Cost Averaging		Experts
Automatic Asset Rebalancing		Additional Information about the Company
Charge Discounts for Sales to Certain Policies		Additional Information about the Separate Account
Payment of Policy Benefits		Other Information
Policy Termination		Financial Statements	12
Supplemental Benefits and Riders	7

1

Additional Policy Information

The Policy

The Policy, Application(s), Policy's specification page, and any Riders are the entire contract.  Only statements made in the Applications can be used to void the Policy or to deny a claim.  We assume that all statements in an Application are made to the best of the knowledge and belief of the person(s) who made them, and, in the absence of fraud, those statements are considered representations and not warranties.  We rely on those statements when we issue or change a Policy.  As a result of differences in applicable state laws, certain provisions of the Policy may vary from state to state.  The Policy is not eligible for dividends and is non-participating.

Temporary Insurance Coverage

Before full insurance coverage takes effect, you may receive temporary insurance coverage (subject to our underwriting rules and Policy conditions) if:

1.	You answer "no" to the health questions in the temporary insurance agreement;

2.	You pay the Minimum Initial Premium when the Application is signed; and

3.	The Application is dated the same date as, or earlier than, the temporary insurance agreement.

Temporary insurance coverage will take effect as of the date of the temporary insurance agreement.  Temporary insurance coverage shall not exceed the lesser of:

1.	The Face Amount applied for, including term insurance Riders; or

2.	$500,000.

If we do not approve your Application, we will make a full refund of the initial premium paid with the Application.

Temporary life insurance coverage is void if the Application contains any material misrepresentation.  Benefits will also be denied if any proposed Insured commits suicide.

Temporary life insurance coverage terminates automatically, and without notice, on the earliest of:

•	5 days from the date we mail you notification of termination of coverage; or

•	the date that full insurance coverage takes effect under the Policy; or

•	the date a policy, other than the Policy applied for, is offered to you; or

•	the 90th day from the date of the temporary agreement.

Our Right to Contest the Policy

In issuing the Policy, we rely on all statements made by or for you and/or the Insureds in the Application or in a supplemental application.  Therefore, we may contest the validity of the Policy based on material misstatements made in the Application (or any supplemental application).

However, we will not contest the Policy after the Policy has been in force during each Insured's lifetime for 2 years from the Policy Issue Date.  Likewise, we will not contest any Policy change that requires Evidence of Insurability, or any reinstatement of the Policy, after such change or reinstatement has been in effect for 2 years during each Insured's lifetime.

Misstatement of Age or Sex

If either Insured's Issue Age or sex was stated incorrectly in the Application, we will adjust the death benefit and any benefits provided by Riders to the amount that would have been payable at the correct Issue Age and sex based on the most recent Monthly Deduction.  No adjustment will be made to the Policy Account Value.

Suicide Exclusion

The Policy will terminate and our liability will be limited to an amount equal to the Premiums paid, less any Indebtedness, and less any partial withdrawals previously paid if:

(a)	both Insureds commit suicide, while sane or insane, within 2 years of the Policy Issue Date (except where state law requires a shorter period) and within 90 days of each other; or

(b)	the last surviving Insured dies by suicide, whether sane or insane, within such 2 year period and within 90 days of the death of the first of the Insureds to die; or

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(c)	the last surviving Insured lives for more than 90 days beyond the date that the first Insured's death occurred by suicide and does not exchange the Policy as described below.

During the 90 day period following the date that the first Insured dies by suicide, the surviving Insured may exchange the Policy, without Evidence of Insurability, for a permanent life policy issued by us on the life of the surviving Insured.  The Policy Issue Date for the new policy will be the 91st day after the date of the first Insured's death.  In the event that one of the Insureds commits suicide within 2 years of the Policy Issue Date and the surviving Insured does not exercise this exchange right, coverage under the Policy will end on the 91st day following such death.

If an Insured commits suicide within 2 years of the Policy Issue Date (or shorter period required by state law) and the surviving Insured dies, other than by suicide, within 90 days of the date of the first death, we will pay the Insurance Proceeds to the Beneficiary.

Certain states may require suicide exclusion provisions that differ from those stated here.

Assignment

You may assign the Policy but we will not be bound by any assignment unless it is in writing and we have received it at our Service Center.  Your rights and those of any other person referred to in the Policy will be subject to the assignment.  We assume no responsibility for the validity of any assignments.

The Beneficiary

The Beneficiary is entitled to the Insurance Proceeds under the Policy.  The Beneficiary is as stated in the Application, unless later changed.  When a Beneficiary is designated, any relationship shown is to the Insureds, unless otherwise stated.  If two or more persons are named, those surviving both Insureds will share the Insurance Proceeds equally, unless otherwise stated.  If none of the persons named survives both Insureds, we will pay the Insurance Proceeds in one sum to the estate of the last surviving Insured to die.

More Information on Ownership Rights

You, as the Owner, may exercise certain rights under the Policy, including the following:

Selecting and Changing the Beneficiary

•	You designate the Beneficiary (the person to receive the Insurance Proceeds when the last surviving Insured dies) in the Application.

•
You may designate more than one Beneficiary.  If you designate more than one Beneficiary, then each Beneficiary that survives both Insureds shares equally in any Insurance Proceeds unless the Beneficiary designation states otherwise.

•	If there is not a designated Beneficiary surviving at the last surviving Insured's death, we will pay the Insurance Proceeds in a lump sum to the last surviving Insured's estate.

•	You can change the Beneficiary by providing us with Written Notice while at least one Insured is living.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the notice.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	A Beneficiary generally may not pledge, commute, or otherwise encumber or alienate payments under the Policy before they are due.

Changing the Owner

•	You may change the Owner by providing a Written Notice to us at any time while at least one Insured is alive.

•	The change is effective as of the date you complete and sign the Written Notice, regardless of whether an Insured is living when we receive the request.

•	We are not liable for any payment or other actions we take before we receive your Written Notice.

•	Changing the Owner does not automatically change the Beneficiary or the Insureds.

•	Changing the Owner may have tax consequences. You should consult a tax adviser before changing the Owner.

Assigning the Policy

•	You may assign Policy rights while at least one Insured is alive by submitting Written Notice to us at our Service Center.

•	Your interests and the interests of any Beneficiary or other person will be subject to any assignment.

•	You retain any ownership rights that are not assigned.

3

•	Assignments are subject to any Policy loan.

•	We are not:

o	bound by any assignment unless we receive a Written Notice of the assignment;

o	responsible for the validity of any assignment or determining the extent of an assignee's interest; or

o	liable for any payment we make before we receive Written Notice of the assignment.

•	Assigning the Policy may have tax consequences. You should consult a tax adviser before assigning the Policy.

Changing Death Benefit Options

The following rules apply to any change in death benefit options:

•	You must submit a Written Request for any change in death benefit options.

•	We may require you to return your Policy to make a change.

•	The effective date of the change in death benefit option will be the Policy Processing Day on or following the date when we approve your request for a change.

If you change from Option A to Option B:

•	We will first decrease the Face Amount by the Policy Account Value on the effective date of the change.

•	The death benefit will not change on the effective date of the change.

•
The net amount at risk will generally remain level.  This means there will be a relative increase in the cost of insurance charges over time because the net amount at risk will remain level rather than decrease as the Policy Account Value increases (unless the death benefit is based on the applicable percentage of Policy Account Value).

•	If the Face Amount would be reduced to less than the minimum Initial Face Amount, then we will not allow the change in death benefit option.

If you change from Option B to Option A:

•	The Face Amount will be increased by the Policy Account Value on the effective date of the change.

•	The death benefit will not change on the effective date of the change.

•
Unless the death benefit is based on the applicable percentage of Policy Account Value, if the Policy Account Value increases, the net amount at risk will decrease over time, thereby reducing the cost of insurance charge.

Premium Classes

We currently place each Insured into one of three standard Premium Classes – preferred, nonsmoker, and smoker – or into a Premium Class with extra ratings.  In an otherwise identical Policy, an Insured in the standard class will have a lower cost of insurance rate than an Insured in a class with extra ratings.

•	Preferred Insureds generally will incur lower cost of insurance rates than Insureds who are classified as nonsmokers.

•	Nonsmoking Insureds generally will incur lower cost of insurance rates than Insureds who are classified as smokers in the same Premium Class.

•
Premium classes with extra ratings generally reflect higher mortality risks and thus higher cost of insurance rates.  We may place an Insured into a Premium Class with extra ratings for a temporary period of time, due to occupation or temporary illness.  We also may place an Insured into a Premium Class with permanent extra ratings.

Loan Interest

Charged Loan Interest.  Interest is due and payable at the end of each Policy Year.  Unpaid interest becomes part of the outstanding loan and accrues interest, beginning 23 days after the Policy Anniversary.  Unpaid interest is allocated based on your written instructions.  If there are no such instructions or the Policy Account Value in the specified Subaccounts is insufficient to allow the collateral for the unpaid interest to be transferred, the interest is allocated based on the proportion that the Guaranteed Account value and the value in the Subaccounts bear to the total unloaned Policy Account Value.

4

Earned Loan Interest.  We transfer earned loan interest to the Subaccounts and/or the Guaranteed Account and recalculate collateral: (a) when loan interest is paid or added to the loaned amount; (b) when a new loan is made; and (c) when a loan repayment is made.  A transfer to or from the Loan Account will be made to reflect any recalculation of collateral.  At any time, the amount of the outstanding loan under a Policy equals the sum of all loans (including due and unpaid charged interest added to the loan balance) minus any loan repayments.

Effect of Policy Loans

A loan, whether or not repaid, affects the Policy, the Policy Account Value, the Net Cash Surrender Value, and the death benefit.  The Insurance Proceeds and Net Cash Surrender Value include reductions for the amount of any Indebtedness.  Repaying a loan causes the death benefit and Net Cash Surrender Value to increase by the amount of the repayment.  As long as a loan is outstanding, we hold an amount as collateral for the loan in the Loan Account.  This amount is not affected by the investment performance of the Subaccounts and may not be credited with the interest rates accruing on the Guaranteed Account.  Amounts transferred from the Separate Account to the Loan Account will affect the Policy Account Value, even if the loan is repaid, because we credit these amounts with an interest rate we declare rather than with a rate of return that reflects the investment performance of the Separate Account.

Accordingly, the effect on the Policy Account Value and death benefit could be favorable or unfavorable, depending on whether the investment performance of the Subaccounts and the interest credited to the Guaranteed Account is less than or greater than the interest being credited on the assets in the Loan Account while the loan is outstanding.  Compared to a Policy under which no loan is made, values under a Policy with an outstanding loan will be lower when the earned interest rate is less than the investment performance of assets held in the Subaccounts and interest credited to the Guaranteed Account.  The longer a loan is outstanding, the greater the effect of a Policy loan is likely to be.

Delays in Payments We Make

We usually pay the amounts of any Surrender, partial withdrawal, Insurance Proceeds, loan, or settlement options within 7 days after we receive all applicable Written Notices, permitted telephone, fax, and/or e-mail requests, and/or due proofs of death.  However, we can postpone these payments if:

•
the New York Stock Exchange is closed, other than customary weekend and holiday closing, or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission ("SEC"); or

•	the SEC permits, by an order, the postponement of any payment for the protection of Owners; or

•	the SEC determines that an emergency exists that would make the disposal of securities held in the Separate Account or the determination of their value not reasonably practicable.

We have the right to defer payment of amounts from the Guaranteed Account for up to 6 months after receipt of the payment request.  We will pay interest on any payment deferred for 30 days or more at an annual rate of 3%.

If you have submitted a check or draft to our Service Center, we have the right to defer payment of Surrenders, partial withdrawals, Insurance Proceeds, or payments under a settlement option until the check or draft has been honored.

Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a premium payment.  We also may be required to provide additional information about your account to government regulators.  In addition, we also may be required to block your account and thereby refuse to pay any request for transfers, withdrawals, Surrenders, loans, or death benefits, until instructions are received from the appropriate regulator.

Dollar Cost Averaging

If you elect the dollar cost averaging program offered under the Policy, each month on the Policy Processing Day we will automatically transfer equal amounts (minimum $500) from the chosen Subaccount to your designated "target accounts" in the percentages selected.  You may have multiple target accounts.

To participate in dollar cost averaging, you must elect a period of time and place the following minimum amount in any one Subaccount (not the Guaranteed Account):

Dollar Cost Averaging Period	Minimum Amount
6 months	$3,000
12 months	$6,000
18 months	$9,000
24 months	$12,000
30 months	$15,000
36 months	$18,000

5

If you have elected dollar cost averaging, the program will start on the first Policy Processing Day after the later of:

1.	The Policy Date;

2.	The end of the 15-day period when Premiums have been allocated to the Money Market Subaccount; or

3.	When the value of the chosen Subaccount equals or exceeds the greater of: (a) the minimum amount stated above; or (b) the amount of the first monthly transfer.

Dollar cost averaging will end if:
•we receive your Written Request to cancel your participation;
•the value in the chosen Subaccount is insufficient to make the transfer;
•the specified number of transfers has been completed; or
•the Policy enters the Grace Period.

You will receive Written Notice confirming each transfer and when the program has ended.  You are responsible for reviewing the confirmation to verify that the transfers are being made as requested.  There is no additional charge for dollar cost averaging.  A transfer under this program is not considered a transfer for purposes of assessing the transfer fee.  We may modify, suspend, or discontinue the dollar cost averaging program at any time upon 30 days' Written Notice to you.  You cannot choose dollar cost averaging if you are participating in the automatic asset rebalancing program or if a Policy loan is outstanding.

Automatic Asset Rebalancing

If you elect the automatic asset rebalancing program offered under the Policy, we will automatically reallocate your Policy Account Value in the Subaccounts you are invested in at the end of each quarterly or annual period to match your Policy's currently effective premium allocation schedule.

To participate in the automatic asset rebalancing program:
•you must elect this feature in the Application or after issue by submitting an automatic asset rebalancing request form to our Service Center; and
•you must have a minimum Policy Account Value of $1,000.

There is no additional charge for the automatic asset rebalancing program.  Any reallocation that occurs under the automatic asset rebalancing program will not be counted towards the 12 "free" transfers allowed during each Policy Year.  You can end this program at any time.

Automatic asset rebalancing will end if:
•the total value in the Subaccounts is less than $1,000;
•you make a transfer;
•you make a change to the current premium allocation instructions; or
•we receive your Written Request to terminate the program.

We may modify, suspend, or discontinue the automatic asset rebalancing program at any time.  You cannot choose automatic asset rebalancing if you are participating in the dollar cost averaging program.

Charge Discounts for Sales to Certain Policies

The Policy is available for purchase by individuals, corporations, and other groups.  We may reduce or waive certain charges (such as the premium expense charge, initial administrative charge, surrender charge, monthly administrative charge, monthly cost of insurance, or other charges) where the size or nature of such sales results in savings to us with respect to sales, underwriting, administrative, or other costs.  We also may reduce or waive charges on Policies sold to officers, directors, and employees of NLICA or its affiliates.  The extent and nature of the reduction or waiver may change from time to time, and the charge structure may vary.

Generally, we reduce or waive charges based on a number of factors, including:

•	the number of Insureds;

•	the size of the group of purchasers;

•	the total premium expected to be paid;

•	total assets under management for the Owner;

•	the nature of the relationship among individual Insureds;

•	the purpose for which the Policies are being purchased;

•	the expected persistency of individual Policies; and

•	any other circumstances which are rationally related to the expected reduction in expenses.

Reductions or waivers of charges will not discriminate unfairly among Policy Owners.

6

Payment of Policy Benefits

Benefit Payable on Final Policy Date.  If one of the Insureds is living on the Final Policy Date (at the younger Insured's Attained Age 100), we will pay you the Policy Account Value less any Indebtedness and any unpaid Monthly Deductions.  Insurance coverage under the Policy will then end.  Payment will generally be made within 7 days of the Final Policy Date, although we may postpone this payment under certain conditions.  You may elect to continue the Policy beyond the younger Insured's Attained Age 100 under the Final Policy Date Extension Rider.

Insurance Proceeds.   Insurance proceeds will ordinarily be paid to the Beneficiary within 7 days after we receive proof of the last surviving Insured's death and all other requirements are satisfied, including receipt by us at our Service Center of all required documents.  Generally, we determine the amount of a payment from the Separate Account as of the date of the last surviving Insured's death.  We pay Insurance Proceeds in a single sum unless you have selected an alternative settlement option.  If Insurance Proceeds are paid in a single sum, we pay interest at an annual rate of 3% (unless we declare a higher rate) on the Insurance Proceeds from the date of the last surviving Insured's death until payment is made.  We may postpone payment of Insurance Proceeds under certain conditions.

Settlement Options.  In lieu of a single sum payment on death, Surrender, or maturity, you may elect one of the following settlement options.  Payment under these settlement options will not be affected by the investment performance of any Subaccounts after proceeds are applied.  As part of our general account assets, settlement options proceeds may be subject to claims of creditors.  Even if the death benefit under the Policy is excludible from income, payments under settlement options may not be excludible in full.  This is because earnings on the death benefit after the last surviving Insured's death are taxable and payments under the settlement options generally include such earnings.  You should consult a tax adviser as to the tax treatment of payments under settlement options.

•	Proceeds at Interest Option. Proceeds are left on deposit to accumulate with us with interest payable at 12, 6, 3, or 1-month intervals.

•
Installments of a Specified Amount Option.  Proceeds are payable in equal installments of the amount elected at 12, 6, 3, or 1 month intervals, until proceeds applied under the option and interest on the unpaid balance and any additional interest are exhausted.

•
Installments for a Specified Period Option.  Proceeds are payable in a number of equal monthly installments.  Alternatively, the installments may be paid at 12, 6, or 3-month intervals.  Payments may be increased by additional interest, which would increase the installments certain.

•
Life Income Option.  Proceeds are payable in equal monthly installments during the payee's life.  Payments will be made either with or without a guaranteed minimum number.  If there is to be a minimum number of payments, they will be for either 120 or 240 months or until the proceeds applied under the option are exhausted.

•
Joint and Survivor Life Income Option.  Proceeds are payable in equal monthly installments, with a number of installments certain, during the joint lives of the payee and one other person and during the life of the survivor.  The minimum number of payments will be for either 120 or 240 months.

A guaranteed interest rate of 3% per year applies to the above settlement options.  We may declare additional rates of interest in our sole discretion.  We may also agree to other arrangements, including those that offer check-writing capabilities with non-guaranteed interest rates.

Policy Termination

Your Policy will terminate on the earliest of:

•	the Final Policy Date;

•	the end of the Grace Period without a sufficient payment;

•	the date the last surviving Insured dies; or

•	the date you Surrender the Policy.

Supplemental Benefits and Riders

Survivorship Additional Insurance Benefit Rider

The Survivorship Additional Insurance Benefit Rider ("SAIB Rider") provides additional insurance protection by offering an additional death benefit payable to the Beneficiary on the death of both Insureds without increasing the Policy's Face Amount.  The SAIB Rider may be purchased at issue only, and may not be available in all states.  You should consult your agent before buying an SAIB Rider.

The additional death benefit provided by the SAIB Rider varies depending on which death benefit you have selected under the Policy.

7

•	If death benefit Option A is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount less the Policy's death benefit.

•	If death benefit Option B is in effect, the additional death benefit equals the Policy's Face Amount plus the Rider coverage amount plus the Policy Account Value less the Policy's death benefit.

In addition, please note the following about the SAIB Rider:

•
The SAIB Rider has a cost of insurance charge that is deducted from the Policy Account Value as part of the Monthly Deduction.  This charge is in addition to the cost of insurance charge assessed on the Policy's net amount at risk.  Generally, the current cost of insurance rates for an SAIB Rider are lower than the current cost of insurance rates on the Policy's net amount at risk.  The guaranteed cost of insurance rates under an SAIB Rider are the same as the guaranteed cost of insurance rates on the Policy's net amount at risk.

•	The Minimum Guarantee Premium (i.e., the amount necessary to guarantee the Policy will not Lapse during the first 5 Policy Years) will be higher if you elect the SAIB Rider.

•
The SAIB Rider may be canceled separately from the Policy (i.e., the SAIB Rider can be canceled without causing the Policy to be canceled or to Lapse).  The SAIB Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy itself; or (3) the Policy Anniversary nearest Attained Age 100 of the younger Insured.

•	If you change from death benefit Option A to death benefit Option B, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the Policy Account Value.

•
If death benefit Option A is in effect and you make a partial withdrawal, we will first decrease the Policy's Face Amount and then the Rider coverage amount by the amount withdrawn (including the partial withdrawal charge).

•	The SAIB Rider has no cash or loan value.

•
After the first Policy Year, and subject to certain conditions, you may decrease the Rider coverage amount separately from the Policy's Face Amount (and the Policy's Face Amount may be changed without affecting the Rider coverage amount).  The amount of the decrease must be at least $25,000.

•	The SAIB Rider has no surrender charge or premium expense charge.

•
Because we impose no surrender charge for decreasing the Rider coverage amount, such a decrease may be less expensive than a decrease of the same size in the Face Amount of the Policy (if the Face Amount decrease would be subject to a surrender charge).  However, continuing coverage on an increment of Policy Face Amount may have a current cost of insurance charge that is higher than the same increment of coverage amount under the Rider.  You should consult your agent before deciding whether to decrease Policy Face Amount or SAIB Rider coverage amount.

•
To comply with the maximum premium limitations under the Code, insurance coverage provided by an SAIB Rider is treated as part of the Policy's Face Amount.  For a discussion of the tax status of the Policy, see "Federal Tax Considerations" in the Prospectus.

Policy Split Option Rider

Under this Rider, the Owner(s) may exchange the Policy for two individual permanent life insurance policies, one on the life of each of the Insureds, by sending a Written Request to us within 180 days of one of the following events:

1.	a court of competent jurisdiction issues a final divorce decree with respect to the marriage of the Insureds; or

2.	federal estate tax law is changed so as to remove the unlimited marital deduction or reduce the estate taxes payable on death by 50% or more.

If the Policy is owned jointly by two Owners, both must agree to exercise the Rider.  NLICA requires satisfactory Evidence of Insurability as to both Insureds before issuing the individual policies.  In the event that one of the Insureds cannot provide satisfactory Evidence of Insurability or if an Insured does not want to exchange the Policy, an individual policy may be issued on the other Insured and one-half of the Net Cash Surrender Value of the Policy may be distributed to the Owner(s) instead of a second individual policy.

If the Rider is exercised, the Policy will terminate and the individual policies will become effective as of the Policy Processing Day following the later of the date that (1) Written Request is made for the exchange, or (2) NLICA approves the exchange.  This date shall also be the Policy Date for the individual policies.  Any Indebtedness under the Policy is extinguished as of the date of the exchange.

The two individual policies will each have an initial premium equal to 50% of the Policy's final Policy Account Value less 50% of any Policy loan (including accrued interest).  The Face Amount of each individual policy will be at least 50% of the Policy's final Face Amount and never less than the stated minimum Face Amount as of the date of the exchange.

8

After the exchange, the Owner(s) may return an individual policy for a refund under the Free Look Period provision in such policy.  The refund cannot exceed 50% of the Net Cash Surrender Value of the Policy plus Premiums paid in connection with the individual policy.

The Rider terminates upon the earliest of: (1) the Policy Processing Date on or following the day that we receive a Written Request to exchange under this Rider, (2) the date of death of the first Insured to die under the Policy, (3) the date we receive a Written Request to cancel this Rider, (4) the Policy Anniversary when the older Insured reaches Attained Age 81, or (5) the date the Policy is Surrendered.

Other Riders

In addition to the Survivorship Additional Insurance Benefit Rider and Policy Split Option Rider, the following Riders are also available under the Policy.  These Riders (which are summarized below) provide fixed benefits that do not vary with the investment performance of the Separate Account.

•
Change of Insured:  This Rider permits you to change one of the Insureds, subject to certain conditions and Evidence of Insurability.  The Policy's Face Amount will remain the same, and the Monthly Deduction for the cost of insurance and any other benefits provided by Rider will be adjusted for the Attained Age and Premium Class of the new Insured as of the effective date of the change.  As the change of an Insured is generally a taxable event, you should consult a tax adviser before making such a change.

•
Convertible Term Life Insurance:  This Rider provides term insurance on either or both Insureds.  This Rider will terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; (3) the Policy Anniversary nearest the Attained Age 100 of the covered Insured; or (4) exercise of the Policy Split Option Rider (if applicable).  If the Policy is extended by the Final Policy Date Extension Rider, this Rider will terminate on the original Final Policy Date.  This Rider and the Guaranteed Minimum Death Benefit Rider may not be issued on the same Policy.

•
Disability Waiver Benefit:  This Rider provides that in the event of an Insured's total disability (as defined in the Rider), which begins while the Rider is in effect and which continues for at least 6 months, we will apply a premium payment to the Policy on each Policy Processing Day during the first 5 Policy Years while the Insured is totally disabled (the amount of the payment will be based on the minimum annual premium).  We will also waive all Monthly Deductions due after the commencement of and during the continuance of the total disability after the first 5 Policy Years.  This Rider terminates on the earliest of: (1) the first Policy Processing Day after our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) the Policy Anniversary nearest an Insured's Attained Age 60 (except for benefits for a disability which began before that Policy Anniversary).

•
Final Policy Date Extension:  This Rider extends the Final Policy Date 20 years past the original Final Policy Date.  This benefit may be added only on or after the anniversary nearest the younger Insured's 90th birthday.  There is no additional charge for this benefit.  The death benefit after the original Final Policy Date will be the Policy Account Value.  All other Riders in effect on the original Final Policy Date will terminate on the original Final Policy Date.  Adding this benefit and/or continuing the Policy beyond an Insured's Attained Age 100 may have tax consequences and you should consult a tax adviser before doing so.

•
Four Year Survivorship Term Life Insurance:  This Rider (not available for new Policies beginning June 1, 2003) provides additional term insurance during the first four Policy Years upon due proof of the death of both Insureds.  The amount of this term insurance is 1.25 multiplied by the Face Amount of the Policy.

•
Guaranteed Minimum Death Benefit:  This Rider provides a guarantee that, if the Net Cash Surrender Value is not sufficient to cover the Monthly Deductions, and the Minimum Guarantee Premium has been paid, the Policy will not Lapse prior to the end of the death benefit guarantee period (as defined in the Rider).  If this Rider is added, the Monthly Deduction will be increased by $0.01 per every $1,000 of Face Amount in force under the Policy.  The Rider and the additional Monthly Deduction terminate on the earliest of: (1) our receipt of your Written Notice requesting termination of the Rider; (2) Surrender or other termination of the Policy; or (3) expiration of the death benefit guarantee period.  This Rider and the Convertible Term Life Insurance Rider may not be issued on the same Policy.

Illustrations

Before you purchase the Policy and upon request thereafter, we will provide illustrations of future benefits under the Policy based upon each proposed Insured's Issue Age and Premium Class, the death benefit option, Face Amount, planned periodic premiums, and Riders requested.  We reserve the right to charge a reasonable fee for this service to persons who request more than one Policy illustration during a Policy Year.

9

Performance Data

Rating Agencies

Independent financial rating services, including Moody's, Standard & Poor's, and A.M. Best Company rank and rate us.  The purpose of these ratings is to reflect our financial strength or claims-paying ability.  The ratings are not intended to reflect the investment experience or financial strength of the Variable Account.  We may advertise these ratings from time to time.  In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties that recommend the Policies or us.  Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax-deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields

We may advertise the "yield" and "effective yield" for the Money Market Subaccount.  Yield and effective yield are annualized, which means that it is assumed that the Portfolio generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Portfolio's units.  The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC.  Thus, effective yield will be slightly higher than yield due to the compounding.

Historical Performance of the Subaccounts

We will advertise historical performance of the Subaccounts in accordance with SEC prescribed calculations.  Please note that performance information is annualized.  However, if a Subaccount has been available in the Variable Account for less than one year, the performance information for that Subaccount is not annualized.  Performance information is based on historical earnings and is not intended to predict or project future results.

Standard & Poor's

"Standard & Poor's®," "S&P®," "S&P 500®," "Standard & Poor's 500," and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by NLICA and the Nationwide Variable Insurance Trust.  Neither the Policy nor the S&P 500 Index Fund is sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P").

S&P makes no representation or warranty, express or implied, to the Owners of the Policy and the S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in the Policy and the S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general stock market performance.  S&P's only relationship to NLICA and Nationwide Variable Insurance Trust is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to NLICA, Nationwide Variable Insurance Trust, the Policy, or the S&P 500 Index Fund.  S&P has no obligation to take the needs of NLICA, Nationwide Variable Insurance Trust, or the Owners of the Policy or the S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index.  S&P is not responsible for and has not participated in the determination of the prices and amount of the Policy or the S&P 500 Index Fund or the timing of the issuance or sale of the Policy or the S&P 500 Index Fund or in the determination or calculation of the equation by which the Policy or the S&P 500 Index Fund are to be converted into cash.  S&P has no obligation or liability in connection with the administration, marketing or trading of the Policy or the S&P 500 Index Fund.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein.  S&P makes no warranty, express or implied, as to results to be obtained by NLICA, Nationwide Variable Insurance Trust, Owners of the Policy and the S&P 500 Index Fund, or any other person or entity from the use of the S&P 500 Index or any data included therein.  S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein.  Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

Additional Information

Potential Conflicts of Interest

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by other insurance companies to support variable annuity contracts and variable life insurance policies or qualified retirement plans.  It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Portfolios simultaneously.  Although neither we nor the Portfolios currently foresee any such disadvantages,

10

either to variable life insurance policy owners or to variable annuity contract owners, each Portfolio's Board of Directors (Trustees) will monitor events in order to identify any material conflicts between the interests of these variable life insurance policy owners and variable annuity contract owners, and will determine what action, if any, it should take.  This action could include the sale of Portfolio shares by one or more of the separate accounts, which could have adverse consequences.  Material conflicts could result from, for example: (1) changes in state insurance laws; (2) changes in federal income tax laws; or (3) differences in voting instructions between those given by variable life insurance policy owners and those given by variable annuity contract owners.

If a Portfolio's Board of Directors (Trustees) were to conclude that separate portfolios should be established for variable life insurance and variable annuity separate accounts, we will bear the attendant expenses, but variable life insurance policy owners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined portfolio.

The Portfolios may also sell shares directly to certain pension and retirement plans qualifying under Section 401 of the Code.  As a result, there is a possibility that a material conflict may arise between the interests of Owners of this Policy or other policies or contracts (including policies issued by other companies), and such retirement plans or participants in such retirement plans.  In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Portfolio as an investment option under the Policies or replacing the Portfolio with another portfolio.

Safekeeping of Account Assets

We hold the Separate Account's assets physically segregated and apart from the general account.  We maintain records of all purchases and sale of Portfolio shares by each of the Subaccounts.  A fidelity bond in the amount of $25 million per occurrence and $50 million in the aggregate covering our officers and employees has been issued by Fidelity and Deposit Insurance Company (a division of Zurich American Insurance Company).

Reports to Owners

At least once each year, we will send you a report showing the following information as of the end of the report period:

•	the current Policy Account Value, Guaranteed Account value, Subaccount values, and Loan Account value;

•	the current Net Cash Surrender Value;

•	the current death benefit;

•	the current amount of any Indebtedness;

•	any activity since the last report (e.g., Premiums paid, partial withdrawals, charges and deductions); and

•	any other information required by law.

We currently send these reports quarterly.  In addition, we will send you a statement showing the status of the Policy following the transfer of amounts from one Subaccount to another (excluding automatic rebalancing), the taking of a loan, the repayment of a loan, a partial withdrawal, and the payment of any Premiums (excluding those paid by bank draft or otherwise under the automatic payment plan).

We can prepare a similar report for you at other times for a reasonable fee.  We may limit the scope and frequency of these requested reports.

We will send you a semi-annual report containing the financial statements of each Portfolio in which you are invested.

Records

We will maintain all records relating to the Separate Account and the Guaranteed Account at our Service Center.

Experts

The consolidated financial statements and schedules of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2006 and 2005, and for each of the years in the three-year period ended December 31, 2006, and the financial statements of Nationwide Provident VLI Separate Account 1 as of and for the years ended December 31, 2006 and 2005 have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.  The audit report of KPMG LLP covering the December 31, 2006 consolidated financial statements and schedules of Nationwide Life Insurance Company of America and subsidiaries contains an explanatory paragraph that states that Nationwide Life Insurance Company of America and subsidiaries adopted Statement of Financial Accounting Standards 158, Employers’ Accounting  for Defined Benefit Pension and Other Postretirement Plans, in 2006.  KPMG LLP is located at 1601 Market Street, Philadelphia, PA 19103.

Actuarial matters included in the prospectus and/or SAI have been examined by Edward J. Zapisek, FSA, MAAA, Vice President and Actuary of NLICA.

11

Additional Information about the Company

We are a stock life insurance company chartered by the Commonwealth of Pennsylvania in 1865.  We are subject to regulation by the Insurance Department of the Commonwealth of Pennsylvania, as well as by the insurance departments of all other states and jurisdictions in which we do business.  We are engaged in the business of issuing life insurance policies and annuity contracts, and we are currently licensed to do business in 50 states, Puerto Rico, and the District of Columbia.

On October 1, 2002, NLICA (formerly Provident Mutual Life Insurance Company) converted from a mutual insurance company to a stock insurance company and became a wholly owned subsidiary of Nationwide Financial Services, Inc. ("Nationwide Financial"), pursuant to the terms of a sponsored demutualization.  Nationwide Financial, a company whose Class A shares of common stock are traded on the New York Stock Exchange, is an indirect majority-owned subsidiary of Nationwide Corporation, and is the holding company of Nationwide Life Insurance Company and other companies that comprise the retirement savings operations of the Nationwide group of companies.

We submit annual statements on our operations and finances to insurance officials in all states and jurisdictions in which we do business.  We have filed the Policy with insurance officials in those jurisdictions in which the Policy is sold.

We intend to reinsure a portion of the risks assumed under the Policies.

Additional Information about the Separate Account

On October 1, 2002, in connection with the sponsored demutualization (whereby Provident Mutual Life Insurance Company converted from a mutual insurance company to a stock insurance company, became a wholly-owned subsidiary of Nationwide Financial, and changed its name to Nationwide Life Insurance Company of America), the Provident Mutual Variable Life Separate Account changed its name to the Nationwide Provident VLI Separate Account 1.

Other Information

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Policies.  Not all the information set forth in the registration statement, and the amendments and exhibits thereto, has been included in the prospectus and this SAI.  Statements contained in this SAI concerning the content of the Policies and other legal instruments are intended to be summaries.  For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 100 F Street NE, Washington, DC 20549.

Financial Statements

All financial statements included in this SAI should be considered only as bearing on our ability to meet our obligations under the Policies.  They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

12

FINANCIAL STATEMENTS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors of Nationwide Life Insurance Company of
America and Policyholders of Nationwide Provident VLI Separate Account 1:
We have audited the accompanying statements of assets and liabilities of Nationwide Provident VLI Separate Account 1 (comprised of the sub-accounts listed in note 1) (collectively, the Account) as of December 31, 2006, and the related statements of operations for the year then ended, the statements of changes in net assets for the years ended December 31, 2006 and 2005 and the financial highlights for each of the years in the five year period ended December 31, 2006. These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the sub-accounts in the Account as of December 31, 2006, and the results of their operations for the year then ended, the changes in their net assets for the years ended December 31, 2006 and 2005 and the financial highlights for each of the years in the five year period ended December 31, 2006 in conformity with U.S. generally accepted accounting principles.
/s/ KPMG LLP
Philadelphia, PA
April 23, 2007

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006

	Shares	Cost	Fair Value

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund — Class IV	11,474,436	$143,305,469	$152,839,490
Gartmore GVIT Money Market Fund — Class IV	57,719,351	$57,719,351	$57,719,351
Gartmore GVIT Government Bond Fund — Class IV	2,242,580	$26,604,215	$25,430,860
JP Morgan GVIT Balanced Fund Class IV	3,549,890	$36,132,672	$39,048,788
Gartmore GVIT Mid Cap Growth Fund — Class IV	2,396,474	$48,804,116	$71,606,637
Gartmore GVIT International Value Fund Class IV	2,708,983	$33,694,148	$50,332,910
Gartmore GVIT Growth Fund Class IV	2,136,912	$21,366,905	$25,963,479
Van Kampen GVIT Comstock Value Fund — Class IV	2,533,014	$24,934,668	$31,763,992
Gartmore GVIT Small Company Fund — Class IV	1,244,039	$31,180,798	$31,088,532
Gartmore GVIT Small Cap Value Fund — Class IV	2,916,571	$31,151,676	$36,340,472
Gartmore GVIT S&P 500 Index Fund — Class IV	20,752,324	$181,329,777	$205,032,960
Gartmore GVIT Government Bond Fund — Class I	47,729	$551,469	$541,724
Gartmore GVIT Investor Destinations Aggressive Fund — Class II	319,369	$3,825,641	$4,314,669
Gartmore GVIT Investor Destinations Conservative Fund — Class II	42,566	$441,516	$445,671
Gartmore GVIT Investor Destinations Moderate Fund — Class II	1,031,020	$11,601,273	$12,660,925
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II	1,537,401	$17,963,933	$20,139,949
Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II	129,870	$1,415,416	$1,474,026
Gartmore GVIT Emerging Markets Fund — Class I	90,308	$1,185,649	$1,582,201
Gartmore GVIT Mid Cap Index Fund — Class I	212,320	$3,568,354	$3,947,024
Federated GVIT High Income Bond Fund — Class I	107,840	$868,669	$860,563
Gartmore GVIT Global Financial Services Fund — Class I	34,495	$452,730	$457,059
Gartmore GVIT Global Health Sciences Fund — Class I	95,407	$1,012,649	$1,013,218
Gartmore GVIT Global Technology and Communications Fund — Class I	46,818	$184,264	$200,380
Gartmore GVIT Global Utilities Fund — Class I	41,014	$468,883	$526,204
Gartmore GVIT Small Cap Growth Fund — Class I	77,158	$1,220,677	$1,266,168
Gartmore GVIT U.S. Growth Leaders Fund — Class I	176,891	$1,944,384	$1,864,433
Van Kampen GVIT Multi Sector Bond Fund — Class I	175,244	$1,727,082	$1,719,142
Gartmore GVIT International Value Fund — Class III	1,709,930	$26,464,420	$31,685,000
Gartmore GVIT Emerging Markets Fund — Class III	227,955	$3,090,798	$3,991,491
Gartmore GVIT Global Financial Services Fund — Class III	28,569	$388,427	$378,823
Gartmore GVIT Global Health Sciences Fund — Class III	57,580	$618,642	$612,652
Gartmore GVIT Global Technology and Communications Fund — Class III	143,428	$571,264	$618,174
Gartmore GVIT Global Utilities Fund — Class III	156,967	$1,809,210	$2,020,168
Federated GVIT High Income Bond Fund — Class III	112,576	$886,651	$897,228
American Funds GVIT Asset Allocation Fund — Class II	1,628	$28,945	$30,255
American Funds GVIT Bond Fund — Class II	1,315	$15,047	$15,417
American Funds GVIT Global Growth Fund — Class II	1,995	$43,597	$46,595
American Funds GVIT Growth Fund — Class II	1,555	$95,050	$100,797
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	6,180,180	$144,155,322	$161,920,720
Fidelity VIP Growth Portfolio: Initial Class	4,977,008	$194,203,187	$178,525,260
Fidelity VIP High Income Portfolio: Initial Class	2,959,076	$19,282,044	$18,790,135
Fidelity VIP Overseas Portfolio: Initial Class	1,561,477	$22,395,300	$37,428,596
Fidelity VIP Overseas Portfolio: Initial Class R	1,132,911	$20,056,573	$27,099,227
Fidelity VIP Equity-Income Portfolio: Service Class	121,193	$2,998,942	$3,164,356
Fidelity VIP Growth Portfolio: Service Class	52,476	$1,707,688	$1,874,427
Fidelity VIP Overseas Portfolio: Service Class	9,470	$152,762	$225,950
Fidelity VIP Overseas Portfolio: Service Class R	66,231	$1,274,569	$1,578,289

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006 — continued

	Shares	Cost	Fair Value

Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	2,733,298	$39,535,497	$42,940,105
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	3,984,188	$51,342,468	$50,838,235
Fidelity VIP II Contrafund Portfolio: Initial Class	4,539,650	$111,075,059	$142,862,775
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	92,916	$1,179,477	$1,178,171
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	418,897	$12,727,289	$14,489,664
Fidelity VIP III Value Strategies Portfolio: Service Class	178,317	$2,300,214	$2,393,015
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	49,820	$1,049,601	$945,593
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	13,018	$135,524	$150,746
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class	34,884	$375,378	$421,751
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	21,656	$253,885	$269,406
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio- I Class	1,170,005	$15,410,468	$14,929,263
Neuberger Berman AMT Partners Portfolio Class I	1,608,331	$26,162,601	$34,032,290
Neuberger Berman AMT Fasciano Portfolio — S Class	70,808	$966,755	$1,028,836
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	33,362	$650,842	$775,996
Neuberger Berman AMT Socially Responsive Portfolio — I Class	56,783	$862,929	$948,839
Neuberger Berman AMT International Portfolio — S Class	32,627	$410,012	$466,210
Neuberger Berman AMT Regency Portfolio — S Class	7,820	$134,200	$135,680
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund — Initial Class	399,348	$4,767,077	$4,704,316
Van Eck Worldwide Hard Assets Fund — Initial Class	252,990	$4,481,647	$8,275,315
Van Eck Worldwide Emerging Markets Fund — Initial Class	1,103,010	$13,347,325	$27,553,188
Van Eck Worldwide Real Estate Fund — Initial Class	277,395	$3,765,697	$5,223,341
Van Eck Worldwide Bond Fund — Class R1	283,464	$3,425,146	$3,333,538
Van Eck Worldwide Hard Assets Fund — Class R1	218,429	$5,542,016	$7,144,822
Van Eck Worldwide Emerging Markets Fund — Class R1	599,362	$10,164,830	$14,960,064
Van Eck Worldwide Real Estate Fund — Class R1	293,893	$4,915,515	$5,504,621
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	1,293,438	$20,649,828	$36,759,517
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	630,195	$7,992,548	$10,360,404
Wells Fargo VT Opportunity Fund	351,708	$6,225,415	$8,448,025
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio: Initial Shares	105,824	$3,845,118	$4,502,819
Dreyfus Developing Leaders Portfolio: Initial Shares	5,296	$219,600	$222,603
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio: Service Shares	330,204	$5,190,132	$6,138,500
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund: Initial Shares	295,721	$9,110,676	$10,690,329
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	103,775	$768,949	$1,050,208
American Century VP Ultra Fund: Class I	202,712	$2,026,281	$2,035,233
American Century VP Value Fund: Class I	1,071,109	$8,524,130	$9,361,494
American Century VP Income and Growth Fund: Class I	211,885	$1,496,879	$1,828,569
American Century VP International Fund: Class III	190,210	$1,525,533	$1,924,929
American Century VP Mid Cap Value Fund: Class I	20,079	$252,149	$270,872
American Century VP Vista Fund: Class I	8,390	$128,825	$132,054

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006 — continued

	Shares	Cost	Fair Value

American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	161,142	$1,661,411	$1,624,314
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio: Service Shares	78,224	$1,879,974	$2,339,666
Janus Aspen Series — International Growth Portfolio: Service Shares	51,840	$1,940,131	$2,623,607
Janus Aspen Series — Global Technology Portfolio: Service Shares	48,338	$176,451	$206,403
Janus Aspen Series — Balanced Portfolio: Service Shares	34,883	$891,807	$1,005,663
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares	18,191	$241,626	$231,032
Janus Aspen Series — International Growth Portfolio: Service II Shares	72,665	$3,060,438	$3,691,372
Janus Aspen Series — Global Technology Portfolio: Service II Shares	55,838	$222,007	$242,896
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares	131,720	$4,842,173	$5,457,143
Oppenheimer Global Securities Fund/ VA: Non-Service Shares	78,433	$2,218,965	$2,885,550
Oppenheimer Main Street Fund/ VA: Non-Service Shares	144,279	$2,943,273	$3,575,245
Oppenheimer High Income Fund/ VA: Non-Service Shares	126,970	$1,057,535	$1,085,598
Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares	123,677	$2,081,511	$2,368,416
Oppenheimer Global Securities Fund/ VA: Class 3	250,267	$7,652,297	$9,257,381
AIM Variable Insurance Funds, Inc.:
AIM V.I. Basic Value Fund Series I Shares	227,672	$2,681,807	$3,041,692
AIM V.I. Capital Appreciation Fund Series I Shares	13,104	$314,809	$343,582
AIM V.I. Capital Development Fund Series I Shares	37,083	$587,840	$683,436
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	241,268	$2,720,345	$2,723,911
Federated American Leaders Fund II: Primary Shares	6,909	$139,641	$148,885
Federated Capital Appreciation Fund II: Primary Shares	24,099	$139,850	$163,390
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I	449,068	$7,087,660	$8,563,720
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I	510,209	$9,123,213	$10,653,161
Franklin Templeton VIP Templeton Foreign Securities Fund — Class 1	96,762	$1,332,604	$1,837,510
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	90,971	$1,088,118	$1,253,584
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	32,952	$492,967	$510,422
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	157,839	$3,752,190	$4,291,638
AllianceBernstein Small/ Mid Cap Value Portfolio: Class A	172,344	$2,806,581	$3,115,985
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series — Initial Class	79,246	$746,891	$843,972
MFS Value Series: Initial Class	250,990	$3,071,915	$3,644,369
Putnam Variable Trust:
Putnam VT Growth & Income Fund — IB Class	19,337	$497,619	$567,746
Putnam VT International Equity Fund — IB Class	11,129	$165,463	$229,693
Putnam VT Voyager Fund — IB Class	33,488	$882,286	$1,006,998
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	92,625	$1,722,378	$1,927,534
Vanguard Total Bond Market Index Portfolio	95,490	$1,063,297	$1,071,403
Vanguard High Yield Bond Portfolio	76,905	$644,731	$663,694
Vanguard Mid Cap Index Portfolio	125,029	$2,151,331	$2,481,830
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	102,981	$1,180,134	$1,173,987
Van Kampen Emerging Markets Debt Portfolio: Class I	37,399	$320,192	$333,597
Van Kampen U.S. Real Estate Portfolio: Class I	255,975	$5,753,409	$7,515,416

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statement of Assets and Liabilities, December 31, 2006 — continued

	Shares	Cost	Fair Value

T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	145,300	$1,428,846	$1,512,572
T Rowe Price Equity Income Portfolio — Class II	76,664	$1,751,727	$1,901,264
T Rowe Price Limited Term Bond Portfolio — Class II	54,490	$265,151	$267,003

Total Investments			$1,829,482,003
Accounts Receivable			—

Total Assets			$1,829,482,003
Accounts Payable			145,162

Net Assets			$1,829,336,841

Policyholders’ Equity			$1,828,990,623
Attributable to Nationwide Life Insurance Company of America			346,218

			$1,829,336,841

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006

									Van					Gartmore
			Gartmore	Gartmore					Kampen				Gartmore	GVIT
		Gartmore	GVIT	GVIT	JP Morgan	Gartmore	Gartmore	Gartmore	GVIT	Gartmore	Gartmore	Gartmore	GVIT	Investor
		GVIT	Money	Government	GVIT	GVIT Mid	GVIT	GVIT	Comstock	GVIT Small	GVIT Small	GVIT S&P	Government	Destinations
		Nationwide	Market	Bond	Balanced	Cap Growth	International	Growth	Value	Company	Cap Value	500 Index	Bond	Aggressive
		Fund —	Fund —	Fund —	Fund	Fund —	Value Fund	Fund	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

Investment Income
Dividends	$28,936,228	$1,599,856	$2,674,414	$1,036,755	$897,678	—	$1,056,401	$13,897	$527,573	35,177	$165,240	$3,267,298	$20,356	$73,044
Expenses
Mortality and expense risks	11,476,485	872,538	389,836	160,124	233,140	$470,441	323,305	169,864	202,016	$205,664	243,599	1,305,539	3,463	23,524
Investment Expense	7,146	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	11,483,631	872,538	389,836	160,124	233,140	470,441	323,305	169,864	202,016	205,664	243,599	1,305,539	3,463	23,524

Net investment income (loss)	17,452,597	727,318	2,284,578	876,631	664,538	(470,441)	733,096	(155,967)	325,557	(170,487)	(78,359)	1,961,759	16,893	49,520

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	57,740,254	—	—	196,294	—	—	3,316,576	—	1,385,278	576,137	2,771,599	—	3,733	45,862
Net realized (loss) gain from redemption of investment shares	16,265,790	(709,645)	—	(221,355)	31,170	1,166,839	1,954,965	(315,313)	1,119,502	(937,635)	1,636,582	(2,333,134)	(3,405)	81,101

Net realized (loss) gain on investments	74,006,044	(709,645)	—	(25,061)	31,170	1,166,839	5,271,541	(315,313)	2,504,780	(361,498)	4,408,181	(2,333,134)	328	126,963

Net unrealized appreciation (depreciation) of investments:
Beginning of year	113,676,878	(8,465,004)	—	(978,037)	(569,784)	17,137,610	12,621,014	2,762,612	5,351,635	(3,915,068)	3,940,469	(3,628,533)	(5,857)	155,268
End of year	236,867,072	9,534,021	—	(1,173,355)	2,916,116	22,802,521	16,638,762	4,596,574	6,829,324	(92,266)	5,188,796	23,703,183	(9,745)	489,028

Net unrealized appreciation (depreciation) during the year	123,190,194	17,999,025	—	(195,318)	3,485,900	5,664,911	4,017,748	1,833,962	1,477,689	3,822,802	1,248,327	27,331,716	(3,888)	333,760

Net realized and unrealized gain (loss) on investments	197,196,238	17,289,380	—	(220,379)	3,517,070	6,831,750	9,289,289	1,518,649	3,982,469	3,461,304	5,656,508	24,998,582	(3,560)	460,723

Net increase in net assets resulting from operations	$214,648,835	$18,016,698	$2,284,578	$656,252	$4,181,608	$6,361,309	$10,022,385	$1,362,682	$4,308,026	$3,290,817	$5,578,149	$26,960,341	$13,333	$510,243

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT			Federated	Gartmore	Gartmore
	GVIT	GVIT	Investor	Investor	Gartmore	Gartmore	GVIT	GVIT	GVIT			Gartmore	Gartmore	Van
	Investor	Investor	Destinations	Destinations	GVIT	GVIT	High	Global	Global	Gartmore GVIT		GVIT	GVIT	Kampen
	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	Income	Financial	Health	Global	Gartmore	Small Cap	U.S. Growth	GVIT Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Technology and	GVIT Global	Growth	Leaders	Sector Bond
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Communications	Utilities Fund	Fund	Fund	Fund
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I	Class I	Class I	Class I	Class I

Investment Income
Dividends	$13,398	$276,288	$369,925	$38,165	$9,373	$43,576	$68,162	$6,746	—	—	$10,342	—	$4,582	$63,347
Expenses
Mortality and expense risks	2,983	80,311	110,225	9,705	8,668	26,459	6,478	2,358	$6,342	$1,199	2,385	$8,393	10,574	9,945
Investment Expense	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	2,983	80,311	110,225	9,705	8,668	26,459	6,478	2,358	6,342	1,199	2,385	8,393	10,574	9,945

Net investment income (loss)	10,415	195,977	259,700	28,460	705	17,117	61,684	4,388	(6,342)	(1,199)	7,957	(8,393)	(5,992)	53,402

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	4,761	101,860	194,902	18,293	15,344	52,644	—	46,819	—	—	28,841	—	24,465	3,231
Net realized (loss) gain from redemption of investment shares	943	134,041	134,550	19,010	137,211	91,727	(4,450)	13,653	(6,124)	9,188	(10,349)	127,846	2,790	1,825

Net realized (loss) gain on investments	5,704	235,901	329,452	37,303	152,555	144,371	(4,450)	60,472	(6,124)	9,188	18,492	127,846	27,255	5,056

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(2,474)	329,554	655,928	23,739	151,899	217,710	(41,033)	6,330	(29,406)	12,846	(43,567)	143,254	(37,972)	(11,450)
End of year	4,155	1,059,652	2,176,016	58,610	396,552	378,670	(8,106)	4,329	569	16,116	57,321	45,491	(79,951)	(7,940)

Net unrealized appreciation (depreciation) during the year	6,629	730,098	1,520,088	34,871	244,653	160,960	32,927	(2,001)	29,975	3,270	100,888	(97,763)	(41,979)	3,510

Net realized and unrealized gain (loss) on investments	12,333	965,999	1,849,540	72,174	397,208	305,331	28,477	58,471	23,851	12,458	119,380	30,083	(14,724)	8,566

Net increase in net assets resulting from operations	$22,748	$1,161,976	$2,109,240	$100,634	$397,913	$322,448	$90,161	$62,859	$17,509	$11,259	$127,337	$21,690	$(20,716)	$61,968

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore			Federated	American		American			Fidelity
	Gartmore	Gartmore	GVIT	GVIT	Gartmore GVIT	Gartmore	GVIT	Funds	American	Funds	American		VIP
	GVIT	GVIT	Global	Global	Global	GVIT	High	GVIT	Funds	GVIT	Funds	Merrill	Equity-
	International	Emerging	Financial	Health	Technology and	Global	Income	Asset	GVIT	Global	GVIT	Lynch Zero	Income	Fidelity VIP
	Value	Markets	Services	Sciences	Communications	Utilities	Bond	Allocation	Bond	Growth	Growth	Coupon	Portfolio:	Growth
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Bond	Initial	Portfolio:
	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class II	Class II	Class II	Class II	Series Fund	Class	Initial Class

Investment Income
Dividends	$544,223	$23,360	$7,123	—	—	$38,762	$48,905	$501	$1	$49	$601	—	$5,060,961	$702,445
Expenses
Mortality and expense risks	174,650	22,548	2,722	$3,794	$3,797	8,927	4,053	76	27	129	282	$13,285	990,267	1,173,744
Investment Expense	240	593	45	125	668	39	17	—	—	—	—	—	—	—

Total expenses	174,890	23,141	2,767	3,919	4,465	8,966	4,070	76	27	129	282	13,285	990,267	1,173,744

Net investment income (loss)	369,333	219	4,356	(3,919)	(4,465)	29,796	44,835	425	(26)	(80)	319	(13,285)	4,070,694	(471,299)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	1,687,191	38,404	43,074	—	—	109,408	—	—	—	—	—	—	18,355,146	—
Net realized (loss) gain from redemption of investment shares	455,417	196,161	9,976	(16,476)	17,191	3,393	(42)	84	12	1,419	(14)	1,760,907	986,584	(5,625,609)

Net realized (loss) gain on investments	2,142,608	234,565	53,050	(16,476)	17,191	112,801	(42)	84	12	1,419	(14)	1,760,907	19,341,730	(5,625,609)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	2,461,244	187,236	(16,154)	(29,429)	18,976	(102,737)	(3,779)	—	—	—	—	1,715,197	13,967,757	(32,402,431)
End of year	5,220,580	900,693	(9,604)	(5,990)	46,910	210,958	10,577	1,310	370	2,998	5,747	—	17,765,398	(15,677,927)

Net unrealized appreciation (depreciation) during the year	2,759,336	713,457	6,550	23,439	27,934	313,695	14,356	1,310	370	2,998	5,747	(1,715,197)	3,797,641	16,724,504

Net realized and unrealized gain (loss) on investments	4,901,944	948,022	59,600	6,963	45,125	426,496	14,314	1,394	382	4,417	5,733	45,710	23,139,371	11,098,895

Net increase in net assets resulting from operations	$5,271,277	$948,241	$63,956	$3,044	$40,660	$456,292	$59,149	$1,819	$356	$4,337	$6,052	$32,425	$27,210,065	$10,627,596

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

									Fidelity		Fidelity
				Fidelity				Fidelity	VIP II		VIP II		Fidelity
	Fidelity		Fidelity	VIP	Fidelity	Fidelity	Fidelity	VIP II	Investment		Investment	Fidelity	VIP III	Fidelity
	VIP High		VIP	Equity-	VIP	VIP	VIP	Asset	Grade	Fidelity	Grade	VIP III	Value	VIP IV
	Income	Fidelity VIP	Overseas	Income	Growth	Overseas	Overseas	Manager	Bond	VIP II	Bond	Mid Cap	Strategies	Energy
	Portfolio:	Overseas	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Contrafund	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Initial	Portfolio:	Initial	Service	Service	Service	Service	Initial	Initial	Portfolio:	Service	Service	Service	Service
	Class	Initial Class	Class R	Class	Class	Class	Class R	Class	Class	Initial Class	Class	Class	Class	Class 2

Investment Income
Dividends	$1,405,194	$332,943	$200,772	$76,230	$3,269	$1,870	$7,910	$1,172,778	$1,847,805	$1,775,173	$35,971	$35,675	$10,811	$5,688
Expenses
Mortality and expense risks	120,078	238,570	162,868	18,119	11,358	1,712	9,297	278,125	320,140	908,062	7,668	96,773	15,019	5,212
Investment Expense	—	—	804	—	—	—	24	—	—	—	—	—	—	935

Total expenses	120,078	238,570	163,672	18,119	11,358	1,712	9,321	278,125	320,140	908,062	7,668	96,773	15,019	6,147

Net investment income (loss)	1,285,116	94,373	37,100	58,111	(8,089)	158	(1,411)	894,653	1,527,665	867,111	28,303	(61,098)	(4,208)	(459)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	231,458	138,097	305,166	—	1,455	5,944	—	110,647	11,380,254	2,193	1,610,599	361,341	123,716
Net realized (loss) gain from redemption of investment shares	(39,713)	934,759	792,556	16,761	7,755	17,633	38,433	(855,171)	(91,138)	2,381,490	(4,876)	784,378	14,407	72,397

Net realized (loss) gain on investments	(39,713)	1,166,217	930,653	321,927	7,755	19,088	44,377	(855,171)	19,509	13,761,744	(2,683)	2,394,977	375,748	196,113

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(1,084,248)	10,383,107	4,076,077	107,712	81,289	55,512	139,953	712,433	(670,467)	32,071,021	(13,821)	2,585,391	134,057	16,943
End of year	(491,909)	15,033,296	7,042,654	165,414	166,739	73,188	303,720	3,404,608	(504,233)	31,787,716	(1,306)	1,762,375	92,801	(104,008)

Net unrealized appreciation (depreciation) during the year	592,339	4,650,189	2,966,577	57,702	85,450	17,676	163,767	2,692,175	166,234	(283,305)	12,515	(823,016)	(41,256)	(120,951)

Net realized and unrealized gain (loss) on investments	552,626	5,816,406	3,897,230	379,629	93,205	36,764	208,144	1,837,004	185,743	13,478,439	9,832	1,571,961	334,492	75,162

Net increase in net assets resulting from operations	$1,837,742	$5,910,779	$3,934,330	$437,740	$85,116	$36,922	$206,733	$2,731,657	$1,713,408	$14,345,550	$38,135	$1,510,863	$330,284	$74,703

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

				Neuberger
	Fidelity	Fidelity	Fidelity	Berman			Neuberger	Neuberger				Van Eck		Van Eck
	VIP IV	VIP IV	VIP IV	AMT	Neuberger	Neuberger	Berman	Berman	Neuberger	Neuberger	Van Eck	Worldwide	Van Eck	Worldwide
	Freedom	Freedom	Freedom	Limited	Berman	Berman	AMT Mid	AMT	Berman	Berman	Worldwide	Hard	Worldwide	Real
	Fund 2010	Fund 2020	Fund 2030	Maturity	AMT	AMT	Cap	Socially	AMT	AMT	Bond	Assets	Emerging	Estate
	Portfolio —	Portfolio —	Portfolio —	Bond	Partners	Fasciano	Growth	Responsive	International	Regency	Fund —	Fund —	Markets	Fund —
	Service	Service	Service	Portfolio —	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Initial	Initial	Fund —	Initial
	Class	Class	Class	I Class	Class I	S Class	I Class	I Class	S Class	S Class	Class	Class	Initial Class	Class

Investment Income
Dividends	$2,466	$6,005	$3,869	$478,318	$239,773	—	—	$1,378	$868	$573	$439,139	$5,427	$150,848	$74,552
Expenses
Mortality and expense risks	918	2,812	1,093	101,922	215,431	$7,259	$4,690	5,609	2,332	765	31,946	52,506	159,089	31,651
Investment Expense	—	—	—	—	—	—	—	—	121	—	—	—	—	—

Total expenses	918	2,812	1,093	101,922	215,431	7,259	4,690	5,609	2,453	765	31,946	52,506	159,089	31,651

Net investment income (loss)	1,548	3,193	2,776	376,396	24,342	(7,259)	(4,690)	(4,231)	(1,585)	(192)	407,193	(47,079)	(8,241)	42,901

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	636	3,711	2,748	—	3,693,031	27,739	—	9,785	3,200	7,938	—	461,808	2,375,001	1,388,513
Net realized (loss) gain from redemption of investment shares	1,803	1,813	1,365	(93,741)	392,309	65,715	60,652	82,486	5,575	2,145	25,565	1,067,949	2,443,018	395,109

Net realized (loss) gain on investments	2,439	5,524	4,113	(93,741)	4,085,340	93,454	60,652	92,271	8,775	10,083	25,565	1,529,757	4,818,019	1,783,622

Net unrealized appreciation (depreciation) of investments:
Beginning of year	6,605	15,300	3,615	(724,527)	8,390,403	100,182	100,947	66,677	1,893	1,013	92,665	3,545,118	10,830,013	2,015,786
End of year	15,222	46,373	15,521	(481,205)	7,869,689	62,081	125,154	85,910	56,198	1,480	(62,761)	3,793,668	14,205,863	1,457,644

Net unrealized appreciation (depreciation) during the year	8,617	31,073	11,906	243,322	(520,714)	(38,101)	24,207	19,233	54,305	467	(155,426)	248,550	3,375,850	(558,142)

Net realized and unrealized gain (loss) on investments	11,056	36,597	16,019	149,581	3,564,626	55,353	84,859	111,504	63,080	10,550	(129,861)	1,778,307	8,193,869	1,225,480

Net increase in net assets resulting from operations	$12,604	$39,790	$18,795	$525,977	$3,588,968	$48,094	$80,169	$107,273	$61,495	$10,358	$277,332	$1,731,228	$8,185,628	$1,268,381

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

										Dreyfus
					Alger					Small
		Van Eck	Van Eck	Van Eck	American	Wells			Dreyfus	Cap	Dreyfus
	Van Eck	Worldwide	Worldwide	Worldwide	Small	Fargo		Dreyfus	Developing	Stock	Stock	American	American	American
	Worldwide	Hard	Emerging	Real	Capitalization	Advantage	Wells	Appreciation	Leaders	Index	Index	Century VP	Century	Century
	Bond	Assets	Markets	Estate	Portfolio:	VT	Fargo VT	Portfolio:	Portfolio:	Portfolio:	Fund:	International	VP Ultra	VP Value
	Fund —	Fund —	Fund —	Fund —	Class O	Discovery	Opportunity	Initial	Initial	Service	Initial	Fund:	Fund:	Fund:
	Class R1	Class R1	Class R1	Class R1	Shares	Fund	Fund	Shares	Shares	Shares	Shares	Class I	Class I	Class I

Investment Income
Dividends	$232,981	$3,768	$70,568	$68,886	—	—	—	$63,131	$1,031	$19,659	$170,611	$14,848	—	$101,102
Expenses
Mortality and expense risks	20,527	42,331	83,758	32,199	$235,065	$71,146	$58,391	28,584	1,671	38,523	70,738	6,033	$15,761	54,001
Investment Expense	384	1,776	543	156	—	—	—	—	—	—	—	—	—	—

Total expenses	20,911	44,107	84,301	32,355	235,065	71,146	58,391	28,584	1,671	38,523	70,738	6,033	15,761	54,001

Net investment income (loss)	212,070	(40,339)	(13,733)	36,531	(235,065)	(71,146)	(58,391)	34,547	(640)	(18,864)	99,873	8,815	(15,761)	47,101

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	320,652	1,111,051	1,282,977	—	—	903,927	—	21,329	111,494	—	—	—	637,767
Net realized (loss) gain from redemption of investment shares	(71,398)	495,168	936,964	55,261	1,075,333	283,515	351,996	243,651	2,655	198,884	354,926	80,795	71,456	164,281

Net realized (loss) gain on investments	(71,398)	815,820	2,048,015	1,338,238	1,075,333	283,515	1,255,923	243,651	23,984	310,378	354,926	80,795	71,456	802,048

Net unrealized appreciation (depreciation) of investments:
Beginning of year	(123,692)	1,160,579	2,709,247	718,470	10,710,738	1,268,990	2,516,518	340,445	23,507	585,337	626,705	169,259	169,025	362,008
End of year	(91,608)	1,602,806	4,795,234	589,106	16,109,689	2,367,856	2,222,610	657,701	3,003	948,368	1,579,653	281,259	8,952	837,364

Net unrealized appreciation (depreciation) during the year	32,084	442,227	2,085,987	(129,364)	5,398,951	1,098,866	(293,908)	317,256	(20,504)	363,031	952,948	112,000	(160,073)	475,356

Net realized and unrealized gain (loss) on investments	(39,314)	1,258,047	4,134,002	1,208,874	6,474,284	1,382,381	962,015	560,907	3,480	673,409	1,307,874	192,795	(88,617)	1,277,404

Net increase in net assets resulting from operations	$172,756	$1,217,708	$4,120,269	$1,245,405	$6,239,219	$1,311,235	$903,624	$595,454	$2,840	$654,545	$1,407,747	$201,610	$(104,378)	$1,324,505

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

										Janus Aspen
							Janus Aspen	Janus Aspen		Series —	Janus Aspen	Janus Aspen
	American		American		American	Janus Aspen	Series —	Series —	Janus Aspen	Risk	Series —	Series —	Oppenheimer	Oppenheimer
	Century VP	American	Century VP		Century VP	Series —	International	Global	Series —	Managed	International	Global	Capital	Global
	Income and	Century VP	Mid Cap	American	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation	Securities
	Growth	International	Value	Century VP	Protection	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:	Fund/VA:
	Fund:	Fund:	Fund:	Vista Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service	Non-Service
	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

Investment Income
Dividends	$27,794	$20,011	$1,553	—	$61,901	$3,325	$35,246	—	$17,883	$229	$64,121	—	$17,136	$27,692
Expenses
Mortality and expense risks	11,578	10,316	949	$550	12,714	16,552	11,475	$1,714	6,202	1,180	17,530	$1,611	35,614	18,302
Investment Expense	—	129	—	—	—	—	—	—	—	—	414	(40)	—	—

Total expenses	11,578	10,445	949	550	12,714	16,552	11,475	1,714	6,202	1,180	17,944	1,571	35,614	18,302

Net investment income (loss)	16,216	9,566	604	(550)	49,187	(13,227)	23,771	(1,714)	11,681	(951)	46,177	(1,571)	(18,478)	9,390

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	7,148	155	—	—	—	—	—	18,303	—	—	—	144,647
Net realized (loss) gain from redemption of investment shares	64,264	45,578	3,717	139	(17,843)	205,592	245,907	39,645	31,203	(110)	287,250	4,731	132,293	205,513

Net realized (loss) gain on investments	64,264	45,578	10,865	294	(17,843)	205,592	245,907	39,645	31,203	18,193	287,250	4,731	132,293	350,160

Net unrealized appreciation (depreciation) of investments:
Beginning of year	157,279	130,278	(138)	569	(28,164)	474,906	321,749	47,567	69,297	(11,325)	130,752	12,043	376,882	590,969
End of year	331,690	399,396	18,723	3,229	(37,097)	459,692	683,476	29,952	113,856	(10,594)	630,934	20,889	614,970	666,585

Net unrealized appreciation (depreciation) during the year	174,411	269,118	18,861	2,660	(8,933)	(15,214)	361,727	(17,615)	44,559	731	500,182	8,846	238,088	75,616

Net realized and unrealized gain (loss) on investments	238,675	314,696	29,726	2,954	(26,776)	190,378	607,634	22,030	75,762	18,924	787,432	13,577	370,381	425,776

Net increase in net assets resulting from operations	$254,891	$324,262	$30,330	$2,404	$22,411	$177,151	$631,405	$20,316	$87,443	$17,973	$833,609	$12,006	$351,903	$435,166

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

											Franklin
											Templeton	Franklin		Franklin
											VIP	Templeton	Franklin	Templeton
											Franklin	VIP	Templeton	VIP
			Oppenheimer			AIM V.I.	AIM V.I.	Federated	Federated	Federated	Small	Franklin	VIP	Templeton
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	AIM V.I.	Capital	Capital	Quality	American	Capital	Cap	Rising	Templeton	Developing
	Main Street	High Income	Small Cap	Global	Basic	Appreciation	Development	Bond	Leaders	Appreciation	Value	Dividends	Foreign	Markets
	Fund/VA:	Fund/VA:	Fund/VA:	Securities	Value Fund	Fund	Fund	Fund II:	Fund II:	Fund II:	Securities	Securities	Securities	Securities
	Non-Service	Non-Service	Non-Service	Fund/VA:	Series I	Series I	Series I	Primary	Primary	Primary	Fund —	Fund —	Fund —	Fund —
	Shares	Shares	Shares	Class 3	Shares	Shares	Shares	Shares	Shares	Shares	Class I	Class I	Class 1	Class 3

Investment Income
Dividends	$34,538	$66,184	$3,202	$66,252	$11,503	$187	—	$100,107	$1,298	$1,085	$64,406	$102,729	$22,991	$12,284
Expenses
Mortality and expense risks	22,628	6,592	15,109	54,211	19,136	2,115	$3,878	17,510	674	966	52,509	61,088	10,666	7,294
Investment Expense	—	—	—	78	—	—	—	—	—	—	—	—	—	91

Total expenses	22,628	6,592	15,109	54,289	19,136	2,115	3,878	17,510	674	966	52,509	61,088	10,666	7,385

Net investment income (loss)	11,910	59,592	(11,907)	11,963	(7,633)	(1,928)	(3,878)	82,597	624	119	11,897	41,641	12,325	4,899

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	—	63,198	346,840	127,191	—	11,600	—	10,738	—	270,933	41,362	—	—
Net realized (loss) gain from redemption of investment shares	135,265	(5,724)	116,955	175,451	73,593	14,708	20,823	(27,225)	(251)	1,949	393,790	465,948	91,262	99,025

Net realized (loss) gain on investments	135,265	(5,724)	180,153	522,291	200,784	14,708	32,423	(27,225)	10,487	1,949	664,723	507,310	91,262	99,025

Net unrealized appreciation (depreciation) of investments:
Beginning of year	349,148	967	194,365	935,391	221,466	22,527	44,809	(28,132)	3,913	5,688	1,006,564	646,030	286,300	36,648
End of year	631,972	28,063	286,905	1,605,084	359,885	28,773	95,596	3,566	9,244	23,540	1,476,060	1,529,948	504,906	165,466

Net unrealized appreciation (depreciation) during the year	282,824	27,096	92,540	669,693	138,419	6,246	50,787	31,698	5,331	17,852	469,496	883,918	218,606	128,818

Net realized and unrealized gain (loss) on investments	418,089	21,372	272,693	1,191,984	339,203	20,954	83,210	4,473	15,818	19,801	1,134,219	1,391,228	309,868	227,843

Net increase in net assets resulting from operations	$429,999	$80,964	$260,786	$1,203,947	$331,570	$19,026	$79,332	$87,070	$16,442	$19,920	$1,146,116	$1,432,869	$322,193	$232,742

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Operations for the Year Ended December 31, 2006 — continued

	Franklin
	Templeton												Van
	VIP			MFS									Kampen
	Templeton			Investors						Vanguard			Core	Van Kampen	Van	T Rowe	T Rowe	T Rowe
	Global	AllianceBernstein		Growth		Putnam VT	Putnam VT	Putnam		Total	Vanguard		Plus	Emerging	Kampen	Price Blue	Price	Price
	Income	Growth and	AllianceBernstein	Stock	MFS Value	Growth &	International	VT	Vanguard	Bond	High	Vanguard	Fixed	Markets	U.S. Real	Chip	Equity	Limited
	Securities	Income	Small/ Mid Cap	Series —	Series:	Income	Equity	Voyager	Equity	Market	Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Term Bond
	Fund —	Portfolio:	Value Portfolio:	Initial	Initial	Fund — IB	Fund — IB	Fund —	Income	Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	Portfolio —	Portfolio —	Portfolio
	Class 3	Class A	Class A	Class	Class	Class	Class	IB Class	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	— Class II

Investment Income
Dividends	$11,057	$51,357	$11,110	—	$31,788	$6,070	$1,210	$1,030	$40,940	$32,596	$37,880	$18,327	$44,539	$31,731	$62,438	$2,856	$20,494	$6,734
Expenses
Mortality and expense risks	2,219	25,969	18,881	$5,022	20,354	3,073	1,412	6,091	15,026	8,319	5,159	18,470	7,732	2,431	40,369	6,711	10,182	1,271
Investment Expense	4	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total expenses	2,223	25,969	18,881	5,022	20,354	3,073	1,412	6,091	15,026	8,319	5,159	18,470	7,732	2,431	40,369	6,711	10,182	1,271

Net investment income (loss)	8,834	25,388	(7,771)	(5,022)	11,434	2,997	(202)	(5,061)	25,914	24,277	32,721	(143)	36,807	29,300	22,069	(3,855)	10,312	5,463

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain distributions reinvested	—	186,727	183,684	—	89,856	9,455	—	—	67,476	—	—	70,561	5,918	6,893	374,854	—	48,676	—
Net realized (loss) gain from redemption of investment shares	7,950	138,966	54,347	12,653	188,243	8,595	65,946	8,179	14,996	(4,135)	(6,743)	32,272	(5,449)	(2,531)	257,590	7,133	9,495	(622)

Net realized (loss) gain on investments	7,950	325,693	238,031	12,653	278,099	18,050	65,946	8,179	82,472	(4,135)	(6,743)	102,833	469	4,362	632,444	7,133	58,171	(622)

Net unrealized appreciation (depreciation) of investments:
Beginning of year	1,959	289,512	191,842	54,255	320,181	24,338	78,671	82,097	27,192	(4,119)	5,071	199,592	(1,949)	12,686	567,015	3,212	(27,965)	(408)
End of year	17,455	539,448	309,404	97,081	572,454	70,127	64,230	124,712	205,156	8,106	18,963	330,499	(6,147)	13,405	1,762,007	83,726	149,537	1,852

Net unrealized appreciation (depreciation) during the year	15,496	249,936	117,562	42,826	252,273	45,789	(14,441)	42,615	177,964	12,225	13,892	130,907	(4,198)	719	1,194,992	80,514	177,502	2,260

Net realized and unrealized gain (loss) on investments	23,446	575,629	355,593	55,479	530,372	63,839	51,505	50,794	260,436	8,090	7,149	233,740	(3,729)	5,081	1,827,436	87,647	235,673	1,638

Net increase in net assets resulting from operations	$32,280	$601,017	$347,822	$50,457	$541,806	$66,836	$51,303	$45,733	$286,350	$32,367	$39,870	$233,597	$33,078	$34,381	$1,849,505	$83,792	$245,985	$7,101

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006

									Van					Gartmore
			Gartmore	Gartmore		Gartmore			Kampen	Gartmore	Gartmore		Gartmore	GVIT
		Gartmore	GVIT	GVIT	JP Morgan	GVIT Mid	Gartmore	Gartmore	GVIT	GVIT	GVIT	Gartmore	GVIT	Investor
		GVIT	Money	Government	GVIT	Cap	GVIT	GVIT	Comstock	Small	Small Cap	GVIT S&P	Government	Destinations
		Nationwide	Market	Bond	Balanced	Growth	International	Growth	Value	Company	Value	500 Index	Bond	Aggressive
		Fund —	Fund —	Fund —	Fund	Fund —	Value Fund	Fund	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

From Operations
Net investment income (loss)	$17,452,597	$727,318	$2,284,578	$876,631	$664,538	$(470,441)	$733,096	$(155,967)	$325,557	$(170,487)	$(78,359)	$1,961,759	$16,893	$49,520
Net realized (loss) gain on investments	74,006,044	(709,645)	—	(25,061)	31,170	1,166,839	5,271,541	(315,313)	2,504,780	(361,498)	4,408,181	(2,333,134)	328	126,963
Net unrealized appreciation (depreciation)
during the year	123,190,194	17,999,025	—	(195,318)	3,485,900	5,664,911	4,017,748	1,833,962	1,477,689	3,822,802	1,248,327	27,331,716	(3,888)	333,760

Net increase in net assets from operations	214,648,835	18,016,698	2,284,578	656,252	4,181,608	6,361,309	10,022,385	1,362,682	4,308,026	3,290,817	5,578,149	26,960,341	13,333	510,243

From Variable Life Policy Transactions
Policyholders’ net premiums	167,608,440	8,454,866	12,764,453	2,446,628	2,691,828	4,931,613	361,308	2,852,151	2,681,261	2,756,196	2,858,513	19,795,950	177,636	666,331
Cost of insurance and administrative charges	(114,221,662)	(6,883,024)	(6,206,960)	(1,733,647)	(2,381,415)	(3,722,075)	(2,309,719)	(1,951,840)	(1,771,487)	(1,971,571)	(2,017,529)	(14,851,595)	(61,428)	(264,720)
Surrenders and forfeitures	(116,934,194)	(11,249,248)	(10,326,486)	(1,708,702)	(2,295,760)	(5,923,306)	(2,998,397)	(1,511,615)	(1,670,417)	(1,344,787)	(2,162,394)	(11,485,367)	(3,023)	(137,567)
Transfers between portfolios and the Guaranteed Account	(3,190,090)	(3,573,885)	11,337,859	500,883	(912,106)	(1,727,823)	(4,334,692)	(1,291,608)	(790,139)	(1,641,996)	(2,754,877)	(8,615,209)	72,021	1,236,431
Net (withdrawals) repayments due to policy loans	(5,627,509)	1,028,203	(153,807)	(134,898)	267,639	(217,592)	(132,820)	12,475	(191,443)	(153,049)	(306,128)	(507,310)	(974)	8,874
Withdrawals due to death benefits	(4,865,284)	(477,408)	(224,861)	(258,429)	(207,689)	(115,311)	(114,686)	(141,333)	(113,021)	(41,052)	(124,090)	(832,358)	(2,418)	(524)

Net (decrease) increase in net assets derived from policy transactions	(77,230,299)	(12,700,496)	7,190,198	(888,165)	(2,837,503)	(6,774,494)	(9,529,006)	(2,031,770)	(1,855,246)	(2,396,259)	(4,506,505)	(16,495,889)	181,814	1,508,825

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	11,765	—	—	—	1,500	—	2,470	—	—	3,500	—	—	(17)	(149)

Total increase (decrease) in net assets	137,430,301	5,316,202	9,474,776	(231,913)	1,345,605	(413,185)	495,849	(669,088)	2,452,780	898,058	1,071,644	10,464,452	195,130	2,018,919
Net Assets
Beginning of year	1,691,906,540	147,443,882	48,237,004	25,647,390	37,690,375	72,034,822	49,868,531	26,639,067	29,318,712	30,197,974	35,273,828	194,588,008	346,638	2,295,653

End of year	$1,829,336,841	$152,760,084	$57,711,780	$25,415,477	$39,035,980	$71,621,637	$50,364,380	$25,969,979	$31,771,492	$31,096,032	$36,345,472	$205,052,460	$541,768	$4,314,572

Changes in Units
Beginning units	6,041,267	180,931	252,986	79,485	64,125	107,547	106,745	206,946	160,028	163,430	176,842	488,766	3,214	14,900

Units purchased	1,465,423	19,204	230,286	15,000	8,122	11,745	1,431	31,124	28,628	21,633	20,441	61,283	2,722	12,639
Units sold	(1,543,288)	(36,321)	(205,374)	(17,998)	(14,660)	(21,971)	(22,841)	(47,717)	(37,118)	(34,218)	(39,417)	(101,389)	(1,039)	(3,679)

Ending units	5,963,402	163,814	277,898	76,487	57,587	97,321	85,335	190,353	151,538	150,845	157,866	448,660	4,897	23,860

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT			Federated	Gartmore	Gartmore			Gartmore
	GVIT	GVIT	Investor	Investor	Gartmore	Gartmore	GVIT	GVIT	GVIT		Gartmore	GVIT	Gartmore
	Investor	Investor	Destinations	Destinations	GVIT	GVIT	High	Global	Global	Gartmore GVIT	GVIT	Small	GVIT	Van Kampen
	Destinations	Destinations	Moderately	Moderately	Emerging	Mid Cap	Income	Financial	Health	Global	Global	Cap	U.S. Growth	GVIT Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Index	Bond	Services	Sciences	Technology and	Utilities	Growth	Leaders	Sector Bond
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Communications	Fund —	Fund —	Fund —	Fund —
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund — Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$10,415	$195,977	$259,700	$28,460	$705	$17,117	$61,684	$4,388	$(6,342)	$(1,199)	$7,957	$(8,393)	$(5,992)	$53,402
Net realized (loss) gain on investments	5,704	235,901	329,452	37,303	152,555	144,371	(4,450)	60,472	(6,124)	9,188	18,492	127,846	27,255	5,056
Net unrealized appreciation (depreciation) during the year	6,629	730,098	1,520,088	34,871	244,653	160,960	32,927	(2,001)	29,975	3,270	100,888	(97,763)	(41,979)	3,510

Net increase in net assets from operations	22,748	1,161,976	2,109,240	100,634	397,913	322,448	90,161	62,859	17,509	11,259	127,337	21,690	(20,716)	61,968

From Variable Life Policy Transactions
Policyholders’ net premiums	53,045	2,636,694	3,698,154	316,234	72,639	566,681	29,281	12,894	11,557	3,732	9,921	184,464	177,086	205,941
Cost of insurance and administrative charges	(50,092)	(1,012,219)	(1,341,275)	(134,670)	(67,639)	(249,132)	(101,182)	(24,148)	(17,704)	(18,355)	(9,862)	(75,899)	(89,909)	(121,539)
Surrenders and forfeitures	(3,323)	(419,633)	(158,545)	(33,458)	(40,401)	(221,649)	(145,618)	(11,388)	(4,521)	(2,852)	(9,136)	(68,573)	(25,307)	(68,604)
Transfers between portfolios and the Guaranteed Account	92,778	992,753	4,522,976	53,709	(58,048)	303,497	(105,313)	89,673	35,571	45,032	37,378	164,192	550,457	282,850
Net (withdrawals) repayments due to policy loans	(1,174)	(4,427)	(142,942)	(8,283)	(11,599)	(68,501)	(18,496)	487	(521)	(14,563)	(4,599)	(8,874)	(21,139)	(9,555)
Withdrawals due to death benefits	7	(23,212)	(3,387)	—	(1,044)	(61,730)	(132)	—	—	—	—	—	(8,131)	(65)

Net (decrease) increase in net assets derived from policy transactions	91,241	2,169,956	6,574,981	193,532	(106,092)	269,166	(341,460)	67,518	24,382	12,994	23,702	195,310	583,057	289,028

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	—	(487)	—	22	—	—	—	(51)	—	5	(46)	(78)	—

Total increase (decrease) in net assets	113,989	3,331,932	8,683,734	294,166	291,843	591,614	(251,299)	130,377	41,840	24,253	151,044	216,954	562,263	350,996
Net Assets
Beginning of year	331,682	9,331,493	11,457,284	1,180,160	1,290,632	3,355,910	1,112,262	326,682	971,300	177,027	375,266	1,049,466	1,302,141	1,368,646

End of year	$445,671	$12,663,425	$20,141,018	$1,474,326	$1,582,475	$3,947,524	$860,963	$457,059	$1,013,140	$201,280	$526,310	$1,266,420	$1,864,404	$1,719,642

Changes in Units
Beginning units	2,899	68,395	76,925	8,852	2,726	17,840	6,710	1,253	2,685	1,133	981	6,754	6,666	9,714

Units purchased	944	26,184	56,778	4,010	567	6,623	140	455	182	124	396	5,452	6,958	4,352
Units sold	(480)	(12,067)	(13,949)	(2,541)	(819)	(4,835)	(1,756)	(206)	(341)	(387)	(392)	(4,356)	(3,085)	(2,010)

Ending units	3,363	82,512	119,754	10,321	2,474	19,628	5,094	1,502	2,526	870	985	7,850	10,539	12,056

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

			Gartmore	Gartmore			Federated	American		American
	Gartmore	Gartmore	GVIT	GVIT	Gartmore GVIT	Gartmore	GVIT	Funds	American	Funds	American
	GVIT	GVIT	Global	Global	Global	GVIT	High	GVIT	Funds	GVIT	Funds
	International	Emerging	Financial	Health	Technology and	Global	Income	Asset	GVIT	Global	GVIT	Merrill Lynch	Fidelity VIP	Fidelity VIP
	Value	Markets	Services	Sciences	Communications	Utilities	Bond	Allocation	Bond	Growth	Growth	Zero Coupon	Equity-Income	Growth
	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Fund —	Bond	Portfolio:	Portfolio:
	Class III	Class III	Class III	Class III	Class III	Class III	Class III	Class II	Class II	Class II	Class II	Series Fund	Initial Class	Initial Class

From Operations
Net investment income (loss)	$369,333	$219	$4,356	$(3,919)	$(4,465)	$29,796	$44,835	$425	$(26)	$(80)	$319	$(13,285)	$4,070,694	$(471,299)
Net realized (loss) gain on investments	2,142,608	234,565	53,050	(16,476)	17,191	112,801	(42)	84	12	1,419	(14)	1,760,907	19,341,730	(5,625,609)
Net unrealized appreciation (depreciation) during the year	2,759,336	713,457	6,550	23,439	27,934	313,695	14,356	1,310	370	2,998	5,747	(1,715,197)	3,797,641	16,724,504

Net increase in net assets from operations	5,271,277	948,241	63,956	3,044	40,660	456,292	59,149	1,819	356	4,337	6,052	32,425	27,210,065	10,627,596

From Variable Life Policy Transactions
Policyholders’ net premiums	3,947,188	445,725	49,791	129,280	88,355	122,719	212,060	640	2,410	23,146	14,799	108,170	12,437,593	17,941,144
Cost of insurance and administrative charges	(1,220,304)	(228,943)	(24,188)	(33,762)	(39,494)	(78,041)	(35,379)	(2,101)	(571)	(2,800)	(3,419)	(98,661)	(9,578,478)	(13,504,861)
Surrenders and forfeitures	(1,386,804)	(84,365)	(2,615)	(38,352)	(17,360)	(51,334)	(11,234)	—	—	—	—	(80,991)	(10,237,238)	(12,404,867)
Transfers between portfolios and the Guaranteed Account	2,799,063	885,131	(194,468)	28,517	(151,629)	650,955	437,870	29,897	13,223	21,912	83,365	(11,773,737)	(3,718,063)	(6,368,945)
Net (withdrawals) repayments due to policy loans	(124,719)	(95,221)	(953)	(444)	(4,893)	(27,987)	(18,712)	—	—	—	—	(6,017)	(523,947)	(249,684)
Withdrawals due to death benefits	(46,987)	(7,303)	—	81	—	—	(15)	—	—	—	—	—	(408,706)	(348,237)

Net (decrease) increase in net assets derived from policy transactions	3,967,437	915,024	(172,433)	85,320	(125,021)	616,312	584,590	28,436	15,062	42,258	94,745	(11,851,236)	(12,028,839)	(14,935,450)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(14,447)	65	(17)	(24)	(12)	(21)	(34)	(2)	(2)	(3)	(5)	(8,236)	1,000	3,234

Total increase (decrease) in net assets	9,224,267	1,863,330	(108,494)	88,340	(84,373)	1,072,583	643,705	30,253	15,416	46,592	100,792	(11,827,047)	15,182,226	(4,304,620)
Net Assets
Beginning of year	22,396,340	2,128,827	487,326	524,450	702,733	947,714	253,481	—	—	—	—	11,827,047	146,738,494	182,826,113

End of year	$31,620,607	$3,992,157	$378,832	$612,790	$618,360	$2,020,297	$897,186	$30,253	$15,416	$46,592	$100,792	$—	$161,920,720	$178,521,493

Changes in Units
Beginning units	142,685	13,678	3,758	4,921	6,525	7,071	2,418	—	—	—	—	25,062	336,566	502,778

Units purchased	55,002	11,376	1,076	4,104	4,019	6,589	6,220	309	153	585	1,024	485	39,260	67,174
Units sold	(28,525)	(6,153)	(2,391)	(3,383)	(5,338)	(2,627)	(852)	(21)	(6)	(153)	(47)	(25,547)	(65,082)	(108,346)

Ending units	169,162	18,901	2,443	5,642	5,206	11,033	7,786	288	147	432	977	—	310,744	461,606

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

									Fidelity		Fidelity
				Fidelity				Fidelity	VIP II		VIP II		Fidelity
	Fidelity	Fidelity	Fidelity	VIP	Fidelity	Fidelity	Fidelity	VIP II	Investment		Investment	Fidelity	VIP III	Fidelity
	VIP High	VIP	VIP	Equity-	VIP	VIP	VIP	Asset	Grade	Fidelity	Grade	VIP III	Value	VIP IV
	Income	Overseas	Overseas	Income	Growth	Overseas	Overseas	Manager	Bond	VIP II	Bond	Mid Cap	Strategies	Energy
	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Contrafund	Portfolio:	Portfolio:	Portfolio:	Portfolio:
	Initial	Initial	Initial	Service	Service	Service	Service	Initial	Initial	Portfolio:	Service	Service	Service	Service
	Class	Class	Class R	Class	Class	Class	Class R	Class	Class	Initial Class	Class	Class	Class	Class 2

From Operations
Net investment income (loss)	$1,285,116	$94,373	$37,100	$58,111	$(8,089)	$158	$(1,411)	$894,653	$1,527,665	$867,111	$28,303	$(61,098)	$(4,208)	$(459)
Net realized (loss) gain on investments	(39,713)	1,166,217	930,653	321,927	7,755	19,088	44,377	(855,171)	19,509	13,761,744	(2,683)	2,394,977	375,748	196,113
Net unrealized appreciation (depreciation) during the year	592,339	4,650,189	2,966,577	57,702	85,450	17,676	163,767	2,692,175	166,234	(283,305)	12,515	(823,016)	(41,256)	(120,951)

Net increase in net assets from operations	1,837,742	5,910,779	3,934,330	437,740	85,116	36,922	206,733	2,731,657	1,713,408	14,345,550	38,135	1,510,863	330,284	74,703

From Variable Life Policy Transactions
Policyholders’ net premiums	1,481,087	515,726	4,118,599	923,875	587,117	2,576	408,686	3,944,084	4,495,066	11,116,102	297,530	1,356,950	196,797	78,213
Cost of insurance and administrative charges	(1,320,584)	(2,111,431)	(1,284,871)	(278,164)	(164,343)	(27,011)	(99,083)	(3,334,742)	(3,397,560)	(8,149,007)	(124,192)	(851,589)	(133,026)	(44,322)
Surrenders and forfeitures	(1,208,633)	(2,303,227)	(1,490,753)	(37,083)	(11,214)	4	(15,205)	(3,064,343)	(2,994,819)	(7,890,680)	(12,575)	(737,276)	(59,889)	(3,661)
Transfers between portfolios and the Guaranteed Account	(976,483)	(1,730,682)	835,599	476,874	303,450	(19,404)	201,277	(1,089,891)	4,202,618	2,725,209	71,468	989,624	(97,269)	528,991
Net (withdrawals) repayments due to policy loans	(64,080)	(156,866)	(374,208)	(2,445)	(8,366)	(564)	(2,647)	(157,743)	(118,430)	(834,137)	(6,161)	(122,957)	(32,068)	(15,126)
Withdrawals due to death benefits	(37,480)	(55,174)	(32,400)	(1,856)	(4,551)	(6,367)	289	(89,005)	(233,883)	(311,545)	(2,412)	(3,329)	(1,146)	(51)

Net (decrease) increase in net assets derived from policy transactions	(2,126,173)	(5,841,654)	1,771,966	1,081,201	702,093	(50,766)	493,317	(3,791,640)	1,952,992	(3,344,058)	223,658	631,423	(126,601)	544,044

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	—	(15,029)	—	—	—	(26)	—	—	—	—	13,000	—	(41)

Total increase (decrease) in net assets	(288,431)	69,125	5,691,267	1,518,941	787,209	(13,844)	700,024	(1,059,983)	3,666,400	11,001,492	261,793	2,155,286	203,683	618,706
Net Assets
Beginning of year	19,087,066	37,354,971	21,341,056	1,645,815	1,087,618	239,994	878,406	43,998,588	47,177,835	131,869,283	916,578	12,334,378	2,189,432	326,842

End of year	$18,798,635	$37,424,096	$27,032,323	$3,164,756	$1,874,827	$226,150	$1,578,430	$42,938,605	$50,844,235	$142,870,775	$1,178,371	$14,489,664	$2,393,115	$945,548

Changes in Units
Beginning units	91,495	130,400	137,020	11,468	8,095	1,304	6,705	138,727	199,063	365,088	8,327	49,974	11,040	2,430

Units purchased	13,327	2,541	44,019	9,495	6,700	14	5,166	16,788	50,949	52,567	3,578	17,437	2,120	7,026
Units sold	(24,504)	(26,887)	(35,523)	(2,461)	(1,622)	(269)	(1,577)	(29,342)	(40,439)	(62,707)	(1,564)	(14,213)	(2,738)	(3,385)

Ending units	80,318	106,054	145,516	18,502	13,173	1,049	10,294	126,173	209,573	354,948	10,341	53,198	10,422	6,071

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

				Neuberger
	Fidelity	Fidelity	Fidelity	Berman			Neuberger	Neuberger
	VIP IV	VIP IV	VIP IV	AMT	Neuberger	Neuberger	Berman	Berman	Neuberger	Neuberger	Van Eck		Van Eck	Van Eck
	Freedom	Freedom	Freedom	Limited	Berman	Berman	AMT Mid	AMT	Berman	Berman	Worldwide	Van Eck	Worldwide	Worldwide
	Fund 2010	Fund 2020	Fund 2030	Maturity	AMT	AMT	Cap	Socially	AMT	AMT	Bond	Worldwide	Emerging	Real Estate
	Portfolio —	Portfolio —	Portfolio —	Bond	Partners	Fasciano	Growth	Responsive	International	Regency	Fund —	Hard Assets	Markets	Fund —
	Service	Service	Service	Portfolio —	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Initial	Fund —	Fund —	Initial
	Class	Class	Class	I Class	Class I	S Class	I Class	I Class	S Class	S Class	Class	Initial Class	Initial Class	Class

From Operations
Net investment income (loss)	$1,548	$3,193	$2,776	$376,396	$24,342	$(7,259)	$(4,690)	$(4,231)	$(1,585)	$(192)	$407,193	$(47,079)	$(8,241)	$42,901
Net realized (loss) gain on investments	2,439	5,524	4,113	(93,741)	4,085,340	93,454	60,652	92,271	8,775	10,083	25,565	1,529,757	4,818,019	1,783,622
Net unrealized appreciation (depreciation) during the year	8,617	31,073	11,906	243,322	(520,714)	(38,101)	24,207	19,233	54,305	467	(155,426)	248,550	3,375,850	(558,142)

Net increase in net assets from operations	12,604	39,790	18,795	525,977	3,588,968	48,094	80,169	107,273	61,495	10,358	277,332	1,731,228	8,185,628	1,268,381

From Variable Life Policy Transactions
Policyholders’ net premiums	5,608	13,735	52,943	1,524,302	2,387,792	157,223	69,672	86,550	55,411	15,766	90,870	97,589	195,468	44,982
Cost of insurance and administrative charges	(5,709)	(16,064)	(16,662)	(1,056,760)	(1,996,675)	(77,582)	(68,101)	(80,023)	(24,562)	(3,703)	(334,841)	(278,138)	(1,022,397)	(288,412)
Surrenders and forfeitures	—	—	(1,055)	(1,435,738)	(3,146,399)	(88,686)	(80,802)	(157,701)	(2,794)	(2,011)	(802,187)	(302,973)	(1,216,713)	(234,027)
Transfers between portfolios and the Guaranteed Account	3,519	67,280	133,018	(509,161)	337,227	36,709	237,367	257,418	309,266	90,493	(157,859)	(569,777)	(1,265,753)	(189,035)
Net (withdrawals) repayments due to policy loans	—	—	—	(79,917)	(149,650)	(4,785)	(873)	(12,374)	(4,610)	—	261,462	(121,818)	(116,565)	(78,742)
Withdrawals due to death benefits	—	—	—	(45,114)	(78,695)	(939)	(2,910)	(317)	—	—	(9,148)	(4,531)	(91,095)	(11,635)

Net (decrease) increase in net assets derived from policy transactions	3,418	64,951	168,244	(1,602,388)	(2,646,400)	21,940	154,353	93,553	332,711	100,545	(951,703)	(1,179,648)	(3,517,055)	(756,869)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(10)	(21)	(10)	(650)	—	—	(37)	(39)	(17)	(11)	—	—	—	—

Total increase (decrease) in net assets	16,012	104,720	187,029	(1,077,061)	942,568	70,034	234,485	200,787	394,189	110,892	(674,371)	551,580	4,668,573	511,512
Net Assets
Beginning of year	134,722	317,008	82,365	16,000,794	33,093,725	964,302	541,510	748,034	72,003	24,775	5,377,687	7,717,735	22,881,615	4,709,829

End of year	$150,734	$421,728	$269,394	$14,923,733	$34,036,293	$1,034,336	$775,995	$948,821	$466,192	$135,667	$4,703,316	$8,269,315	$27,550,188	$5,221,341

Changes in Units
Beginning units	1,252	2,865	730	82,241	173,411	5,560	3,023	4,176	616	214	19,420	16,311	78,073	15,785

Units purchased	221	719	1,549	13,209	22,421	2,853	2,334	2,847	3,168	1,196	2,677	278	1,746	507
Units sold	(189)	(150)	(152)	(22,662)	(37,817)	(2,473)	(1,874)	(1,572)	(532)	(349)	(6,336)	(2,753)	(14,223)	(3,034)

Ending units	1,284	3,434	2,127	72,788	158,015	5,940	3,483	5,451	3,252	1,061	15,761	13,836	65,596	13,258

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

					Alger
			Van Eck		American				Dreyfus	Dreyfus
	Van Eck	Van Eck	Worldwide	Van Eck	Small			Dreyfus	Developing	Small Cap		American		American
	Worldwide	Worldwide	Emerging	Worldwide	Capitalization	Wells Fargo	Wells	Appreciation	Leaders	Stock Index	Dreyfus	Century VP	American	Century VP
	Bond	Hard Assets	Markets	Real Estate	Portfolio:	Advantage	Fargo VT	Portfolio:	Portfolio:	Portfolio:	Stock Index	International	Century VP	Value
	Fund —	Fund —	Fund —	Fund —	Class O	VT Discovery	Opportunity	Initial	Initial	Service	Fund: Initial	Fund:	Ultra Fund:	Fund:
	Class R1	Class R1	Class R1	Class R1	Shares	Fund	Fund	Shares	Shares	Shares	Shares	Class I	Class I	Class I

From Operations
Net investment income (loss)	$212,070	$(40,339)	$(13,733)	$36,531	$(235,065)	$(71,146)	$(58,391)	$34,547	$(640)	$(18,864)	$99,873	$8,815	$(15,761)	$47,101
Net realized (loss) gain on investments	(71,398)	815,820	2,048,015	1,338,238	1,075,333	283,515	1,255,923	243,651	23,984	310,378	354,926	80,795	71,456	802,048
Net unrealized appreciation (depreciation) during the year	32,084	442,227	2,085,987	(129,364)	5,398,951	1,098,866	(293,908)	317,256	(20,504)	363,031	952,948	112,000	(160,073)	475,356

Net increase in net assets from operations	172,756	1,217,708	4,120,269	1,245,405	6,239,219	1,311,235	903,624	595,454	2,840	654,545	1,407,747	201,610	(104,378)	1,324,505

From Variable Life Policy Transactions
Policyholders’ net premiums	595,346	637,949	1,769,722	591,691	3,087,189	1,194,932	878,117	608,670	38,730	1,216,015	1,617,312	30,374	483,208	895,445
Cost of insurance and administrative charges	(199,354)	(362,598)	(619,730)	(299,143)	(2,452,027)	(738,526)	(600,503)	(262,817)	(17,598)	(428,586)	(566,447)	(54,870)	(196,767)	(463,072)
Surrenders and forfeitures	(185,656)	(330,660)	(571,442)	(183,821)	(2,283,255)	(437,167)	(398,576)	(299,588)	(1,885)	(245,875)	(322,831)	(27,723)	(43,810)	(324,088)
Transfers between portfolios and the Guaranteed Account	214,158	1,327,317	208,892	234,198	(1,653,383)	(610,043)	(434,002)	264,086	(46,372)	578,861	(679,262)	26,181	(107,589)	878,671
Net (withdrawals) repayments due to policy loans	(19,601)	(57,642)	(210,338)	(92,253)	(124,366)	(52,759)	(150,971)	(37,622)	(177)	(83,391)	(16,924)	(4,447)	(16,621)	(52,628)
Withdrawals due to death benefits	(16,193)	(5,343)	(21,444)	(20,706)	(64,555)	(22,950)	(9,486)	758	—	(7,935)	(8,564)	—	576	(4,584)

Net (decrease) increase in net assets derived from policy transactions	388,700	1,209,023	555,660	229,966	(3,490,397)	(666,513)	(715,421)	273,487	(27,302)	1,029,089	23,284	(30,485)	118,997	929,744

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(299)	(3,624)	(9,323)	(280)	—	(1,420)	—	(884)	(16)	—	8,000	—	—	—

Total increase (decrease) in net assets	561,157	2,423,107	4,666,606	1,475,091	2,748,822	643,302	188,203	868,057	(24,478)	1,683,634	1,439,031	171,125	14,619	2,254,249
Net Assets
Beginning of year	2,771,982	4,724,798	10,258,253	4,031,485	34,014,195	9,712,121	8,261,822	3,629,773	247,116	4,457,866	9,258,298	873,583	2,020,614	7,105,745

End of year	$3,333,139	$7,147,905	$14,924,859	$5,506,576	$36,763,017	$10,355,423	$8,450,025	$4,497,830	$222,638	$6,141,500	$10,697,329	$1,044,708	$2,035,233	$9,359,994

Changes in Units
Beginning units	20,782	19,315	48,585	21,899	220,956	151,219	64,603	30,098	1,172	24,462	61,753	3,969	16,999	48,615

Units purchased	10,610	10,907	17,102	7,693	27,711	21,565	7,060	14,207	341	10,751	16,059	498	9,854	14,035
Units sold	(7,681)	(6,558)	(14,891)	(7,540)	(46,847)	(29,923)	(11,640)	(11,522)	(418)	(5,595)	(15,803)	(1,154)	(8,616)	(8,455)

Ending units	23,711	23,664	50,796	22,052	201,820	142,861	60,023	32,783	1,095	29,618	62,009	3,313	18,237	54,195

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

										Janus
	American						Janus	Janus		Aspen	Janus	Janus
	Century		American		American	Janus	Aspen	Aspen	Janus	Series —	Aspen	Aspen
	VP		Century		Century	Aspen	Series —	Series —	Aspen	Risk	Series —	Series —	Oppenheimer	Oppenheimer
	Income	American	VP Mid	American	VP	Series —	International	Global	Series —	Managed	International	Global	Capital	Global
	and	Century VP	Cap	Century	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Appreciation	Securities
	Growth	International	Value	VP Vista	Protection	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Portfolio:	Fund/VA:	Fund/VA:
	Fund:	Fund:	Fund:	Fund:	Fund:	Service	Service	Service	Service	Service	Service II	Service II	Non-Service	Non-Service
	Class I	Class III	Class I	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares

From Operations
Net investment income (loss)	$16,216	$9,566	$604	$(550)	$49,187	$(13,227)	$23,771	$(1,714)	$11,681	$(951)	$46,177	$(1,571)	$(18,478)	$9,390
Net realized (loss) gain on investments	64,264	45,578	10,865	294	(17,843)	205,592	245,907	39,645	31,203	18,193	287,250	4,731	132,293	350,160
Net unrealized appreciation (depreciation) during the year	174,411	269,118	18,861	2,660	(8,933)	(15,214)	361,727	(17,615)	44,559	731	500,182	8,846	238,088	75,616

Net increase in net assets from operations	254,891	324,262	30,330	2,404	22,411	177,151	631,405	20,316	87,443	17,973	833,609	12,006	351,903	435,166

From Variable Life Policy Transactions
Policyholders’ net premiums	265,773	238,208	48,329	13,408	188,802	306,205	38,822	3,690	163,396	26,821	320,782	42,554	1,020,564	65,025
Cost of insurance and administrative charges	(131,273)	(101,721)	(15,316)	(3,983)	(106,542)	(164,876)	(102,116)	(29,453)	(77,092)	(12,321)	(165,646)	(15,602)	(392,909)	(169,703)
Surrenders and forfeitures	(37,983)	(32,478)	(1,370)	(75)	(51,695)	(161,391)	(89,465)	(45,336)	(23,652)	(4,012)	(112,788)	(7,735)	(321,879)	(198,669)
Transfers between portfolios and the Guaranteed Account	15,588	431,104	172,132	103,867	(213,879)	(262,047)	881,002	(45,793)	129,961	38,018	1,988,989	52,835	440,135	36,228
Net (withdrawals) repayments due to policy loans	(11,022)	(8,198)	(1,718)	—	(13,634)	(9,749)	(2,093)	(5,001)	(67,154)	4,539	(29,101)	(236)	(68,487)	(36,240)
Withdrawals due to death benefits	(4,439)	—	(182)	—	(5,423)	(84)	(832)	(79)	(2,252)	(2,448)	(20,064)	(2,624)	(895)	—

Net (decrease) increase in net assets derived from policy transactions	96,644	526,915	201,875	113,217	(202,371)	(291,942)	725,318	(121,972)	123,207	50,597	1,982,172	69,192	676,529	(303,359)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	(25)	(11)	(9)	93	—	—	—	8,400	244	10,432	(16)	—	—

Total increase (decrease) in net assets	351,535	851,152	232,194	115,612	(179,867)	(114,791)	1,356,723	(101,656)	219,050	68,814	2,826,213	81,182	1,028,432	131,807
Net Assets
Beginning of year	1,482,034	1,073,967	38,665	16,429	1,804,271	2,452,957	1,263,484	307,259	795,313	162,462	875,718	161,721	4,428,711	2,751,743

End of year	$1,833,569	$1,925,119	$270,859	$132,041	$1,624,404	$2,338,166	$2,620,207	$205,603	$1,014,363	$231,276	$3,701,931	$242,903	$5,457,143	$2,883,550

Changes in Units
Beginning units	9,347	8,446	343	144	14,308	15,883	5,119	2,605	5,107	743	5,838	1,389	36,163	12,525

Units purchased	2,373	5,587	2,245	1,136	5,762	3,297	1,267	41	2,414	546	16,835	1,075	13,178	390
Units sold	(1,444)	(1,840)	(576)	(211)	(7,267)	(5,172)	(998)	(1,147)	(1,386)	(164)	(5,780)	(518)	(8,014)	(2,940)

Ending units	10,276	12,193	2,012	1,069	12,803	14,008	5,388	1,499	6,135	1,125	16,893	1,946	41,327	9,975

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

											Franklin
											Templeton	Franklin		Franklin
											VIP	Templeton	Franklin	Templeton
											Franklin	VIP	Templeton	VIP
			Oppenheimer			AIM V.I.	AIM V.I.	Federated	Federated	Federated	Small	Franklin	VIP	Templeton
	Oppenheimer	Oppenheimer	Main Street	Oppenheimer	AIM V.I.	Capital	Capital	Quality	American	Capital	Cap	Rising	Templeton	Developing
	Main Street	High Income	Small Cap	Global	Basic	Appreciation	Development	Bond	Leaders	Appreciation	Value	Dividends	Foreign	Markets
	Fund/VA:	Fund/VA:	Fund/VA:	Securities	Value Fund	Fund	Fund	Fund II:	Fund II:	Fund II:	Securities	Securities	Securities	Securities
	Non-Service	Non-Service	Non-Service	Fund/VA:	Series I	Series I	Series I	Primary	Primary	Primary	Fund —	Fund —	Fund —	Fund —
	Shares	Shares	Shares	Class 3	Shares	Shares	Shares	Shares	Shares	Shares	Class I	Class I	Class 1	Class 3

From Operations
Net investment income (loss)	$11,910	$59,592	$(11,907)	$11,963	$(7,633)	$(1,928)	$(3,878)	$82,597	$624	$119	$11,897	$41,641	$12,325	$4,899
Net realized (loss) gain on investments	135,265	(5,724)	180,153	522,291	200,784	14,708	32,423	(27,225)	10,487	1,949	664,723	507,310	91,262	99,025
Net unrealized appreciation (depreciation) during the year	282,824	27,096	92,540	669,693	138,419	6,246	50,787	31,698	5,331	17,852	469,496	883,918	218,606	128,818

Net increase in net assets from operations	429,999	80,964	260,786	1,203,947	331,570	19,026	79,332	87,070	16,442	19,920	1,146,116	1,432,869	322,193	232,742

From Variable Life Policy Transactions
Policyholders’ net premiums	494,973	167,167	212,769	1,710,014	392,865	84,331	84,212	465,670	11,222	21,759	904,761	852,208	48,345	223,765
Cost of insurance and administrative charges	(250,569)	(74,631)	(131,078)	(558,415)	(205,198)	(35,845)	(44,675)	(198,526)	(9,327)	(16,223)	(476,961)	(573,062)	(91,270)	(97,834)
Surrenders and forfeitures	(179,542)	(29,347)	(124,507)	(347,135)	(177,982)	(6,548)	(7,225)	(76,269)	(2,220)	(8,229)	(593,474)	(889,707)	(51,980)	(203,832)
Transfers between portfolios and the Guaranteed Account	414,045	148,876	686,742	1,385,068	185,782	(3,888)	109,316	303,994	47,923	23,882	713,820	305,860	42,563	593,676
Net (withdrawals) repayments due to policy loans	(15,518)	(1,870)	(18,520)	(74,078)	(20,756)	(117)	(1,384)	(75,723)	(32)	(356)	(15,794)	(41,559)	(35,258)	(364)
Withdrawals due to death benefits	—	(200)	(5,579)	(1,215)	(3,740)	—	—	(2,304)	—	—	(2,734)	(6,513)	(174)	(12,257)

Net (decrease) increase in net assets derived from policy transactions	463,389	209,995	619,827	2,114,239	170,971	37,933	140,244	416,842	47,566	20,833	529,618	(352,773)	(87,774)	503,154

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	449	(63)	(113)	26	(20)	(17)	—	(9)	(8)	(110)	(156)	(98)	(34)

Total increase (decrease) in net assets	893,388	291,408	880,550	3,318,073	502,567	56,939	219,559	503,912	63,999	40,745	1,675,624	1,079,940	234,321	735,862
Net Assets
Beginning of year	2,681,857	794,283	1,488,022	5,940,612	2,540,277	286,635	463,965	2,220,299	84,882	122,670	6,889,586	9,574,564	1,603,002	517,685

End of year	$3,575,245	$1,085,691	$2,368,572	$9,258,685	$3,042,844	$343,574	$683,524	$2,724,211	$148,881	$163,415	$8,565,210	$10,654,504	$1,837,323	$1,253,547

Changes in Units
Beginning units	19,483	5,853	7,147	45,095	15,003	2,030	2,102	19,395	597	788	34,003	61,187	5,324	4,063

Units purchased	8,372	2,595	5,795	27,285	5,278	895	1,285	7,988	162	307	11,344	20,906	244	9,015
Units sold	(4,226)	(1,134)	(2,439)	(12,227)	(4,468)	(715)	(566)	(3,753)	(115)	(175)	(8,614)	(24,631)	(1,251)	(5,348)

Ending units	23,629	7,314	10,503	60,153	15,813	2,210	2,821	23,630	644	920	36,733	57,462	4,317	7,730

See accompanying notes to financial statements.

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2006 — continued

	Franklin
	Templeton																	T Rowe
	VIP			MFS									Van			T Rowe	T Rowe	Price
	Templeton			Investors						Vanguard			Kampen	Van Kampen	Van	Price	Price	Limited
	Global	AllianceBernstein		Growth		Putnam VT	Putnam VT	Putnam		Total	Vanguard		Core Plus	Emerging	Kampen	Blue Chip	Equity	Term
	Income	Growth and	AllianceBernstein	Stock	MFS Value	Growth &	International	VT	Vanguard	Bond	High	Vanguard	Fixed	Markets	U.S. Real	Growth	Income	Bond
	Securities	Income	Small/ Mid Cap	Series —	Series:	Income	Equity	Voyager	Equity	Market	Yield	Mid Cap	Income	Debt	Estate	Portfolio	Portfolio	Portfolio
	Fund —	Portfolio:	Value Portfolio:	Initial	Initial	Fund — IB	Fund — IB	Fund —	Income	Index	Bond	Index	Portfolio:	Portfolio:	Portfolio:	—	—	—
	Class 3	Class A	Class A	Class	Class	Class	Class	IB Class	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$8,834	$25,388	$(7,771)	$(5,022)	$11,434	$2,997	$(202)	$(5,061)	$25,914	$24,277	$32,721	$(143)	$36,807	$29,300	$22,069	$(3,855)	$10,312	$5,463
Net realized (loss) gain on investments	7,950	325,693	238,031	12,653	278,099	18,050	65,946	8,179	82,472	(4,135)	(6,743)	102,833	469	4,362	632,444	7,133	58,171	(622)
Net unrealized appreciation (depreciation) during the year	15,496	249,936	117,562	42,826	252,273	45,789	(14,441)	42,615	177,964	12,225	13,892	130,907	(4,198)	719	1,194,992	80,514	177,502	2,260

Net increase in net assets from operations	32,280	601,017	347,822	50,457	541,806	66,836	51,303	45,733	286,350	32,367	39,870	233,597	33,078	34,381	1,849,505	83,792	245,985	7,101

From Variable Life Policy Transactions
Policyholders’ net premiums	28,417	402,081	271,477	102,937	349,430	63,741	3,756	41,737	463,310	309,776	226,226	743,000	185,519	9,550	531,302	180,733	339,754	34,158
Cost of insurance and administrative charges	(13,445)	(214,896)	(133,909)	(61,177)	(181,607)	(30,929)	(11,702)	(27,712)	(139,267)	(97,103)	(71,039)	(205,887)	(92,730)	(22,507)	(307,610)	(57,217)	(148,858)	(8,671)
Surrenders and forfeitures	—	(458,983)	(52,392)	(63,116)	(406,039)	(30,611)	(39,964)	(26,293)	(14,822)	(10,034)	(5,448)	(40,870)	(148,195)	(16,102)	(221,234)	(96,028)	(215,484)	—
Transfers between portfolios and the Guaranteed Account	310,290	161,281	225,231	88,466	783,534	140,869	(99,009)	(7,161)	166,192	140,022	(44,334)	404,308	75,906	(21,254)	994,152	1,128,215	800,249	177,894
Net (withdrawals) repayments due to policy loans	(11,769)	(36,258)	(2,581)	36,775	33,652	(7,182)	348	(384)	(5,679)	(6,148)	(3,980)	(5,814)	(6,662)	(15,302)	(38,458)	(26,148)	(11,493)	—
Withdrawals due to death benefits	—	—	(3,567)	(7,047)	(1,392)	—	—	—	(4,256)	(1,788)	(1,605)	75	(65)	(823)	(4,588)	—	(258)	(171)

Net (decrease) increase in net assets derived from policy transactions	313,493	(146,775)	304,259	96,838	577,578	135,888	(146,571)	(19,813)	465,478	334,725	99,820	894,812	13,773	(66,438)	953,564	1,129,555	763,910	203,210

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(23)	(82)	(127)	(30)	—	(25)	15,800	—	—	—	—	—	—	(19)	44	(59)	(62)	(35)

Total increase (decrease) in net assets	345,750	454,160	651,954	147,265	1,119,384	202,699	(79,468)	25,920	751,828	367,092	139,690	1,128,409	46,851	(32,076)	2,803,113	1,213,288	1,009,833	210,276
Net Assets
Beginning of year	164,647	3,838,046	2,464,073	696,805	2,525,485	365,035	309,219	981,078	1,176,506	704,611	524,304	1,354,121	1,127,436	365,662	4,713,180	299,226	891,372	56,684

End of year	$510,397	$4,292,206	$3,116,027	$844,070	$3,644,869	$567,734	$229,751	$1,006,998	$1,928,334	$1,071,703	$663,994	$2,482,530	$1,174,287	$333,586	$7,516,293	$1,512,514	$1,901,205	$266,960

Changes in Units
Beginning units	1,674	25,189	12,590	5,019	14,577	2,559	885	3,939	8,568	6,477	4,203	7,819	9,174	1,667	21,075	2,658	8,420	564

Units purchased	3,760	5,987	2,954	1,315	7,944	778	64	467	4,865	4,603	2,504	6,605	2,857	190	6,225	12,567	10,830	2,647
Units sold	(802)	(8,035)	(1,589)	(1,019)	(5,436)	(500)	(221)	(631)	(1,685)	(1,543)	(1,744)	(1,702)	(2,814)	(382)	(3,129)	(2,858)	(4,006)	(646)

Ending units	4,632	23,141	13,955	5,315	17,085	2,837	728	3,775	11,748	9,537	4,963	12,722	9,217	1,475	24,171	12,367	15,244	2,565

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005

														Gartmore
			Gartmore						Van					GVIT
		Gartmore	GVIT	Gartmore	JP Morgan	Gartmore	Dreyfus	Gartmore	Kampen	Gartmore	Gartmore	Gartmore	Gartmore	Investor
		GVIT	Money	GVIT	GVIT	GVIT Mid	GVIT	GVIT	GVIT	GVIT Small	GVIT Small	GVIT Equity	GVIT	Destinations
		Nationwide	Market	Government	Balanced	Cap Growth	International	Growth	Comstock	Company	Cap Value	500 Index	Government	Aggressive
		Fund	Fund	Bond Fund	Fund	Fund	Value Fund	Fund	Value —	Fund	Fund	Fund	Bond Fund	Fund
	Total	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class IV	Class I	Class II

From Operations
Net investment income (loss)	$11,747,476	$461,414	$1,049,069	$780,060	$552,268	$(453,636)	$290,988	$(154,635)	$272,849	$(199,224)	$(212,163)	$1,805,621	$8,882	$23,828
Net realized (loss) gain on investments	21,043,151	(2,257,063)	—	(72,262)	(136,889)	1,770,177	2,460,942	(613,146)	1,525,186	2,427,767	5,180,633	(4,579,652)	(1,165)	71,394
Net unrealized appreciation (depreciation) during the year	88,591,557	11,345,399	—	(74,238)	319,652	4,805,345	2,425,453	2,263,459	(764,401)	1,000,489	(4,254,815)	10,336,136	(1,465)	34,449

Net increase in net assets from operations	121,382,184	9,549,750	1,049,069	633,560	735,031	6,121,886	5,177,383	1,495,678	1,033,634	3,229,032	713,655	7,562,105	6,252	129,671

From Variable Life Policy Transactions
Policyholders’ net premiums	190,946,467	10,003,518	15,901,686	2,996,785	3,093,561	5,839,538	435,260	3,398,517	3,022,353	3,212,737	3,428,294	22,864,278	124,137	489,231
Cost of insurance and administrative charges	(118,497,328)	(7,279,950)	(6,274,952)	(1,910,528)	(2,423,270)	(3,888,954)	(2,620,707)	(2,241,803)	(1,914,776)	(2,215,453)	(2,150,515)	(16,071,474)	(48,567)	(155,787)
Surrenders and forfeitures	(110,989,406)	(11,386,830)	(7,753,512)	(1,581,657)	(2,085,296)	(5,882,024)	(3,388,267)	(1,983,489)	(1,936,360)	(1,943,042)	(2,339,935)	(12,369,090)	(4,015)	(28,623)
Transfers between portfolios and the Guaranteed Account	(1,892,281)	(2,230,960)	(4,827,446)	114,438	(186,161)	(1,091,723)	(1,986,838)	(1,149,862)	704,913	(2,019,128)	(841,425)	(7,823,814)	65,242	459,493
Net (withdrawals) repayments due to policy loans	(3,638,400)	762,632	138,050	29,981	27,668	(67,550)	(154,605)	(88,177)	(83,307)	(109,660)	(161,462)	(528,562)	89	10,465
Withdrawals due to death benefits	(6,299,860)	(1,001,275)	(206,988)	(91,061)	(82,048)	(56,341)	(59,111)	(54,308)	(52,097)	(30,927)	(23,465)	(859,855)	—	—

Net (decrease) increase in net assets derived from policy transactions	(50,370,808)	(11,132,865)	(3,023,162)	(442,042)	(1,655,546)	(5,147,054)	(7,774,268)	(2,119,122)	(259,274)	(3,105,473)	(2,088,508)	(14,788,517)	136,886	774,779

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	54	27,500	(1,000)	(1,000)	3,000	11,000	25,000	2,500	3,500	1,000	2,000	1,500	(2)	(41)

Total increase (decrease) in net assets	71,011,430	(1,555,615)	(1,975,093)	190,518	(917,515)	985,832	(2,571,885)	(620,944)	777,860	124,559	(1,372,853)	(7,224,912)	143,136	904,409
Net Assets
Beginning of year	1,620,895,110	148,999,497	50,212,097	25,456,872	38,607,890	71,048,990	52,440,416	27,260,011	28,540,852	30,073,415	36,646,681	201,812,920	203,502	1,391,244

End of year	$1,691,906,540	$147,443,882	$48,237,004	$25,647,390	$37,690,375	$72,034,822	$49,868,531	$26,639,067	$29,318,712	$30,197,974	$35,273,828	$194,588,008	$346,638	$2,295,653

Changes in Units
Beginning units	6,027,363	196,949	271,364	80,349	68,429	117,490	125,900	225,104	161,859	182,925	189,197	525,044	1,934	9,680

Units purchased	1,875,940	25,667	216,213	18,523	13,000	16,347	2,726	40,470	37,293	24,989	31,786	74,559	1,819	7,663
Units sold	(1,862,036)	(41,685)	(234,591)	(19,387)	(17,304)	(26,290)	(21,881)	(58,628)	(39,124)	(44,484)	(44,141)	(110,837)	(539)	(2,443)

Ending units	6,041,267	180,931	252,986	79,485	64,125	107,547	106,745	206,946	160,028	163,430	176,842	488,766	3,214	14,900

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

			Gartmore	Gartmore
	Gartmore	Gartmore	GVIT	GVIT				Gartmore	Gartmore					Van
	GVIT	GVIT	Investor	Investor	Gartmore			GVIT	GVIT	Gartmore	Gartmore	Gartmore	Gartmore	Kampen
	Investor	Investor	Destinations	Destinations	GVIT	Dreyfus	Federated	Global	Global	GVIT	GVIT	GVIT	GVIT	GVIT
	Destinations	Destinations	Moderately	Moderately	Emerging	GVIT Mid	GVIT High	Financial	Health	Global	Global	Small Cap	U.S. Growth	Multi
	Conservative	Moderate	Aggressive	Conservative	Markets	Cap Index	Income	Services	Sciences	Technology and	Utilities	Growth	Leaders	Sector
	Fund	Fund	Fund	Fund	Fund	Fund	Bond Fund	Fund	Fund	Communications	Fund	Fund	Fund	Bond Fund
	Class II	Class II	Class II	Class II	Class I	Class I	Class I	Class I	Class I	Fund Class I	Class I	Class I	Class I	Class I

From Operations
Net investment income (loss)	$6,502	$132,769	$137,171	$20,233	$(771)	$10,436	$83,686	$3,605	$(5,921)	$(1,337)	$4,993	$(6,001)	$(5,883)	$40,214
Net realized (loss) gain on investments	6,359	216,451	306,963	33,617	120,813	286,251	471	38,503	113,253	(26,202)	78,585	29,637	190,535	10,216
Net unrealized appreciation (depreciation) during the year	(5,107)	60,294	189,961	(10,105)	151,229	14,299	(67,815)	(17,728)	(34,448)	12,872	(68,708)	40,947	(86,796)	(32,015)

Net increase in net assets from operations	7,754	409,514	634,095	43,745	271,271	310,986	16,342	24,380	72,884	(14,667)	14,870	64,583	97,856	18,415

From Variable Life Policy Transactions
Policyholders’ net premiums	68,976	2,094,143	2,802,161	334,565	25,281	624,128	82,782	659	18,781	1,971	4,092	163,400	124,639	185,643
Cost of insurance and administrative charges	(31,509)	(724,123)	(954,258)	(118,238)	(63,447)	(201,127)	(121,538)	(14,958)	(24,068)	(21,104)	(8,088)	(68,439)	(57,607)	(114,936)
Surrenders and forfeitures	(8,285)	(148,478)	(121,670)	(44,223)	(23,381)	(87,608)	(66,397)	(60)	(953)	(2,441)	(221)	(13,557)	(10,862)	(31,935)
Transfers between portfolios and the Guaranteed Account	19,425	2,343,865	2,337,756	31,575	199,817	643,821	125,836	38,763	71,675	(77,696)	155,213	56,066	510,846	254,807
Net (withdrawals) repayments due to policy loans	80	(5,618)	(12,238)	133	(5,036)	(13,156)	(5,936)	279	3,091	(5,563)	—	(27,073)	(23,108)	(12,771)
Withdrawals due to death benefits	—	—	(4,525)	(1,591)	—	(930)	—	—	(492)	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	48,687	3,559,789	4,047,226	202,221	133,234	965,128	14,747	24,683	68,034	(104,833)	150,996	110,397	543,908	280,808

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	137	327	100	20	—	—	—	(28)	—	—	(7)	23	—

Total increase (decrease) in net assets	56,441	3,969,440	4,681,648	246,066	404,525	1,276,114	31,089	49,063	140,890	(119,500)	165,866	174,973	641,787	299,223
Net Assets
Beginning of year	275,241	5,362,053	6,775,636	934,094	886,107	2,079,796	1,081,173	277,619	830,410	296,527	209,400	874,493	660,354	1,069,423

End of year	$331,682	$9,331,493	$11,457,284	$1,180,160	$1,290,632	$3,355,910	$1,112,262	$326,682	$971,300	$177,027	$375,266	$1,049,466	$1,302,141	$1,368,646

Changes in Units
Beginning units	2,462	40,617	48,687	7,325	3,501	11,798	6,739	1,646	2,624	1,954	803	5,900	3,485	7,900

Units purchased	1,059	40,600	37,893	3,598	491	9,304	2,457	153	520	155	309	3,080	4,109	3,921
Units sold	(622)	(12,822)	(9,655)	(2,071)	(1,266)	(3,262)	(2,486)	(546)	(459)	(976)	(131)	(2,226)	(928)	(2,107)

Ending units	2,899	68,395	76,925	8,852	2,726	17,840	6,710	1,253	2,685	1,133	981	6,754	6,666	9,714

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

														Fidelity
			Gartmore	Gartmore										VIP
		Gartmore	GVIT	GVIT	Gartmore	Gartmore	Federated							Investment
	Dreyfus	GVIT	Global	Global	GVIT	GVIT	GVIT		Fidelity VIP		Fidelity VIP		Fidelity VIP	Grade
	GVIT	Emerging	Financial	Health	Global	Global	High	Zero	Equity-	Fidelity VIP	High	Fidelity VIP	Overseas	Bond
	International	Markets	Services	Sciences	Technology and	Utilities	Income	Coupon	Income	Growth	Income	Overseas	Portfolio	Portfolio
	Value Fund	Fund Class	Fund	Fund	Communications	Fund	Bond —	Bond Series	Portfolio	Portfolio	Portfolio	Portfolio	Initial	Service
	Class III	III	Class III	Class III	Fund Class III	Class III	Class III	Fund	Initial Class	Initial Class	Initial Class	Initial Class	Class R	Class

From Operations
Net investment income (loss)	$126,027	$(3,204)	$3,573	$(6,480)	$(4,313)	$11,196	$11,796	$64,976	$1,437,641	$(274,838)	$2,844,766	$16,669	$(11,365)	$19,446
Net realized (loss) gain on investments	773,354	251,462	41,757	79,845	(6,406)	139,313	(2,085)	361,156	5,863,958	(4,137,746)	1,171,702	(2,363,547)	411,013	9,472
Net unrealized appreciation (depreciation) during the year	1,293,919	155,877	(19,970)	(38,857)	(9,234)	(117,663)	(3,779)	(225,359)	(23,101)	13,150,355	(3,602,156)	8,219,042	2,904,871	(18,529)

Net increase in net assets from operations	2,193,300	404,135	25,360	34,508	(19,953)	32,846	5,932	200,773	7,278,498	8,737,771	414,312	5,872,164	3,304,519	10,389

From Variable Life Policy Transactions
Policyholders’ net premiums	5,529,660	300,393	37,483	104,577	100,468	70,618	103,917	848,452	14,655,110	22,116,591	1,787,795	599,877	4,799,573	309,155
Cost of insurance and administrative charges	(967,629)	(108,550)	(11,674)	(38,875)	(30,070)	(46,798)	(8,345)	(796,484)	(10,230,679)	(15,185,401)	(1,469,256)	(2,353,333)	(1,066,324)	(111,726)
Surrenders and forfeitures	(866,039)	(18,206)	(5,769)	(18,125)	(2,281)	(49,888)	(1,564)	(714,148)	(9,667,280)	(12,731,000)	(924,484)	(2,742,232)	(1,153,020)	(7,122)
Transfers between portfolios and the Guaranteed Account	2,662,573	826,854	376,410	267,205	268,230	655,450	153,717	(56,084)	(5,190,231)	(11,408,900)	(2,441,859)	(2,677,792)	1,172,223	49,600
Net (withdrawals) repayments due to policy loans	(140,295)	(12,989)	(356)	(7,011)	(2,189)	(750)	(168)	12,180	(464,356)	(313,205)	(13,887)	(108,830)	(191,803)	(2,018)
Withdrawals due to death benefits	(18,070)	—	—	(126)	—	—	—	(1,585)	(719,412)	(829,181)	(24,901)	(95,418)	(11,053)	(3,973)

Net (decrease) increase in net assets derived from policy transactions	6,200,200	987,502	396,094	307,645	334,158	628,632	247,557	(707,669)	(11,616,848)	(18,351,096)	(3,086,592)	(7,377,728)	3,549,596	233,916

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(5,044)	112	2	2	(10)	1	(8)	38	(1,000)	(7,000)	3,500	(4,500)	(11,000)	—

Total increase (decrease) in net assets	8,388,456	1,391,749	421,456	342,155	314,195	661,479	253,481	(506,858)	(4,339,350)	(9,620,325)	(2,668,780)	(1,510,064)	6,843,115	244,305
Net Assets
Beginning of year	14,007,884	737,078	65,870	182,295	388,538	286,235	—	12,333,905	151,077,844	192,446,438	21,755,846	38,865,035	14,497,941	672,273

End of year	$22,396,340	$2,128,827	$487,326	$524,450	$702,733	$947,714	$253,481	$11,827,047	$146,738,494	$182,826,113	$19,087,066	$37,354,971	$21,341,056	$916,578

Changes in Units
Beginning units	102,795	6,238	561	1,842	3,563	2,258	—	26,566	366,652	559,541	108,255	164,496	113,387	6,188

Units purchased	67,035	12,528	3,608	8,086	7,740	7,023	3,883	2,770	50,438	84,691	30,069	4,845	56,917	3,720
Units sold	(27,145)	(5,088)	(411)	(5,007)	(4,778)	(2,210)	(1,465)	(4,274)	(80,524)	(141,454)	(46,829)	(38,941)	(33,284)	(1,581)

Ending units	142,685	13,678	3,758	4,921	6,525	7,071	2,418	25,062	336,566	502,778	91,495	130,400	137,020	8,327

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

														Neuberger
									Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Berman
	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity	Fidelity		Fidelity	VIP III	VIP	VIP	VIP	VIP	AMT
	VIP	VIP	VIP	VIP	VIP II	VIP II	Fidelity	VIP III	Value	Natural	Freedom	Freedom	Freedom	Limited
	Equity-	Growth	Overseas	Overseas	Asset	Investment	VIP II	Mid Cap	Strategies	Resources	Fund 2010	Fund 2020	Fund 2030	Maturity
	Income	Portfolio	Portfolio	Portfolio	Manager	Grade Bond	Contrafund	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —	Portfolio —	Bond
	Portfolio	Service	Service	Service	Portfolio	Portfolio	Portfolio	Service	Service	Service	Service	Service	Service	Portfolio
	Service Class	Class	Class	Class R	Initial Class	Initial Class	Initial Class	Class	Class	Class 2	Class	Class	Class	Class I

From Operations
Net investment income (loss)	$4,501	$(3,643)	$(352)	$(1,965)	$946,637	$1,352,113	$(452,654)	$(67,893)	$(15,255)	$518	$139	$642	$220	$348,151
Net realized (loss) gain on investments	44,894	15,239	7,391	15,572	(1,192,477)	1,199,565	1,529,869	617,234	86,234	45,014	95	203	114	(47,676)
Net unrealized appreciation (depreciation) during the year	32,955	39,259	30,450	107,788	1,681,932	(1,873,802)	17,401,816	1,168,739	(67,842)	16,944	6,604	15,300	3,615	(181,849)

Net increase in net assets from operations	82,350	50,855	37,489	121,395	1,436,092	677,876	18,479,031	1,718,080	3,137	62,476	6,838	16,145	3,949	118,626

From Variable Life Policy Transactions
Policyholders’ net premiums	686,187	374,914	3,006	331,722	4,688,397	6,872,070	11,601,366	1,078,879	312,308	13,066	1,177	250	32,352	2,100,273
Cost of insurance and administrative charges	(191,015)	(110,392)	(30,521)	(51,642)	(3,729,156)	(3,671,959)	(8,334,814)	(605,810)	(159,543)	(10,256)	(2,199)	(4,330)	(4,538)	(1,293,265)
Surrenders and forfeitures	(9,405)	(7,755)	(390)	(2,937)	(3,734,087)	(3,750,600)	(7,050,999)	(414,133)	(98,226)	(349)	—	—	—	(919,545)
Transfers between portfolios and the Guaranteed Account	265,158	82,554	(792)	157,809	(1,636,807)	1,338,021	3,715,747	3,014,713	(285,216)	262,195	128,907	304,947	50,603	(83,415)
Net (withdrawals) repayments due to policy loans	(1,036)	(956)	196	(363)	(113,281)	(179,897)	(635,340)	(34,566)	41,259	(285)	—	(2)	—	18,419
Withdrawals due to death benefits	—	—	—	—	(393,864)	(151,112)	(562,379)	—	(164,529)	—	—	—	—	(14,929)

Net (decrease) increase in net assets derived from policy transactions	749,889	338,365	(28,501)	434,589	(4,918,798)	456,523	(1,266,419)	3,039,083	(353,947)	264,371	127,885	300,865	78,417	(192,462)

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	—	—	—	21	(1,500)	1,000	—	(13,000)	(100)	(5)	(1)	(2)	(1)	(6,879)

Total increase (decrease) in net assets	832,239	389,220	8,988	556,005	(3,484,206)	1,135,399	17,212,612	4,744,163	(350,910)	326,842	134,722	317,008	82,365	(80,715)
Net Assets
Beginning of year	813,576	698,398	231,006	322,401	47,482,794	46,042,436	114,656,671	7,590,215	2,540,342	—	—	—	—	16,081,509

End of year	$1,645,815	$1,087,618	$239,994	$878,406	$43,998,588	$47,177,835	$131,869,283	$12,334,378	$2,189,432	$326,842	$134,722	$317,008	$82,365	$16,000,794

Changes in Units
Beginning units	5,950	5,452	1,482	2,905	157,168	192,103	371,697	36,442	11,641	—	—	—	—	82,568

Units purchased	7,178	4,213	25	4,612	20,171	50,281	67,655	26,354	6,946	5,502	1,273	2,910	772	17,322
Units sold	(1,660)	(1,570)	(203)	(812)	(38,612)	(43,321)	(74,264)	(12,822)	(7,547)	(3,072)	(21)	(45)	(42)	(17,649)

Ending units	11,468	8,095	1,304	6,705	138,727	199,063	365,088	49,974	11,040	2,430	1,252	2,865	730	82,241

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

			Neuberger
		Neuberger	Berman	Neuberger	Neuberger	Neuberger		Van Eck	Van Eck			Van Eck	Van Eck	Van Eck
	Neuberger	Berman	AMT	Berman	Berman	Berman	Van Eck	Worldwide	Worldwide	Van Eck		Worldwide	Worldwide	Worldwide
	Berman	AMT	Mid Cap	AMT	AMT	AMT	Worldwide	Hard	Emerging	Worldwide	Van Eck	Hard	Emerging	Real
	AMT	Fasciano	Growth	Socially	International	Regency	Bond	Assets	Markets	Real Estate	Worldwide	Assets	Markets	Estate
	Partners	Portfolio	Portfolio	Responsive	Portfolio —	Portfolio —	Fund Initial	Fund Initial	Fund Initial	Fund Initial	Bond Fund	Fund	Fund	Fund
	Portfolio	Class S	Class I	Portfolio	Class S	Class S	Class	Class	Class	Class	Class R	Class R	Class R	Class R

From Operations
Net investment income (loss)	$96,916	$(6,527)	$(3,102)	$(3,192)	$(33)	$(41)	$404,989	$(19,353)	$37,259	$68,683	$121,881	$(16,730)	$(459)	$25,560
Net realized (loss) gain on investments	(21,220)	49,569	8,673	8,229	780	3	190,126	657,201	2,334,748	433,021	10,050	450,622	482,391	153,148
Net unrealized appreciation (depreciation) during the year	4,898,698	(17,392)	54,427	33,352	1,893	1,013	(824,789)	1,907,745	3,331,319	316,700	(220,316)	1,014,873	1,843,376	485,397

Net increase in net assets from operations	4,974,394	25,650	59,998	38,389	2,640	975	(229,674)	2,545,593	5,703,326	818,404	(88,385)	1,448,765	2,325,308	664,105

From Variable Life Policy Transactions
Policyholders’ net premiums	2,712,115	134,120	72,686	71,490	9,648	502	81,207	156,356	439,994	58,950	721,636	593,838	2,026,737	592,358
Cost of insurance and administrative charges	(2,033,516)	(75,849)	(48,245)	(37,745)	(837)	(376)	(397,033)	(301,330)	(1,131,928)	(344,638)	(173,323)	(211,421)	(531,272)	(204,633)
Surrenders and forfeitures	(2,363,502)	(78,733)	(24,338)	—	(148)	—	(446,070)	(237,535)	(1,366,393)	(249,726)	(205,854)	(183,879)	(422,038)	(187,639)
Transfers between portfolios and the Guaranteed Account	573,866	107	103,712	354,538	62,442	23,676	(94,971)	454,240	(1,468,141)	(163,311)	727,234	1,176,639	711,223	1,041,962
Net (withdrawals) repayments due to policy loans	(39,402)	(3,059)	(1,060)	(988)	(1,741)	—	(3,934)	(95,003)	(72,615)	(16,596)	(99,187)	(38,418)	(62,681)	(31,308)
Withdrawals due to death benefits	(314,622)	—	—	—	—	—	(79,200)	(54,944)	(38,538)	(138,401)	(237)	(8,674)	(8,301)	(734)

Net (decrease) increase in net assets derived from policy transactions	(1,465,061)	(23,414)	102,755	387,295	69,364	23,802	(940,001)	(78,216)	(3,637,621)	(853,722)	970,269	1,328,085	1,713,668	1,210,006

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	1,967	5,391	(14)	(16)	(1)	(2)	(1,000)	(6,000)	(3,000)	(2,000)	(260)	5,427	(4,988)	973

Total increase (decrease) in net assets	3,511,300	7,627	162,739	425,668	72,003	24,775	(1,170,675)	2,461,377	2,062,705	(37,318)	881,624	2,782,277	4,033,988	1,875,084
Net Assets
Beginning of year	29,582,425	956,675	378,771	322,366	—	—	6,548,362	5,256,358	20,818,910	4,747,147	1,890,358	1,942,521	6,224,265	2,156,401

End of year	$33,093,725	$964,302	$541,510	$748,034	$72,003	$24,775	$5,377,687	$7,717,735	$22,881,615	$4,709,829	$2,771,982	$4,724,798	$10,258,253	$4,031,485

Changes in Units
Beginning units	186,553	5,642	2,424	1,499	—	—	23,921	17,875	93,763	20,261	15,037	13,300	40,952	13,922

Units purchased	31,081	2,053	996	2,910	691	217	1,377	1,864	2,032	661	11,354	17,635	26,249	14,341
Units sold	(44,223)	(2,135)	(397)	(233)	(75)	(3)	(5,878)	(3,428)	(17,722)	(5,137)	(5,609)	(11,620)	(18,616)	(6,364)

Ending units	173,411	5,560	3,023	4,176	616	214	19,420	16,311	78,073	15,785	20,782	19,315	48,585	21,899

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

	Alger						Dreyfus
	American					Dreyfus	Small Cap					American		American
	Small	Strong Mid			Dreyfus	Developing	Stock	Dreyfus	American			Century VP	American	Century VP
	Capitalization	Cap Growth	Wells Fargo		Appreciation	Leaders	Index	Stock	Century VP	American	American	Income and	Century VP	Mid Cap
	Portfolio	Fund II	Advantage	Wells Fargo	Portfolio	Portfolio	Portfolio	Index	International	Century VP	Century VP	Growth	International	Value
	Class O	Investor	Discovery	Opportunity	Initial	Initial	Service	Fund Initial	Fund	Ultra Fund	Value Fund	Fund	Fund	Fund —
	Shares	Class	Fund VT	Fund VT	Shares	Shares	Shares	Shares	Class I	Class I	Class I	Class I	Class III	Class I

From Operations
Net investment income (loss)	$(207,172)	$(16,933)	$(48,275)	$(59,043)	$(22,484)	$(1,768)	$(26,023)	$74,500	$3,741	$(10,974)	$2,908	$15,931	$1,652	$195
Net realized (loss) gain on investments	(1,433,716)	997,567	76,914	335,816	94,693	6,833	92,139	119,960	60,612	32,590	729,652	55,490	32,022	1,165
Net unrealized appreciation (depreciation) during the year	6,412,900	(1,508,441)	1,268,990	258,529	46,760	8,693	188,012	141,010	42,903	492	(441,614)	(15,883)	83,587	(138)

Net increase in net assets from operations	4,772,012	(527,807)	1,297,629	535,302	118,969	13,758	254,128	335,470	107,256	22,108	290,946	55,538	117,261	1,222

From Variable Life Policy Transactions
Policyholders’ net premiums	3,597,481	392,751	1,012,835	1,026,752	534,967	42,548	961,629	2,929,650	46,763	335,841	851,374	322,197	247,442	5,991
Cost of insurance and administrative charges	(2,544,094)	(224,049)	(625,021)	(682,739)	(243,551)	(17,756)	(308,690)	(502,636)	(56,842)	(160,198)	(419,877)	(140,326)	(67,349)	(1,789)
Surrenders and forfeitures	(1,852,828)	(64,081)	(306,317)	(979,923)	(158,512)	(1,229)	(119,276)	(258,475)	(93,851)	(29,673)	(376,460)	(53,266)	(6,794)	—
Transfers between portfolios and the Guaranteed Account	(1,222,753)	(9,075,443)	8,398,207	(1,010,813)	504,496	(24,709)	698,863	693,736	148,913	336,421	1,910,326	73,435	217,138	33,230
Net (withdrawals) repayments due to policy loans	(184,944)	(49,375)	(60,147)	(65,851)	(6,306)	122	(11,991)	(31,587)	(4,360)	(7,635)	(9,485)	(546)	(9,866)	—
Withdrawals due to death benefits	(49,692)	(9,205)	(1,504)	(225)	—	—	—	(34,142)	—	(2,414)	(632)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	(2,256,830)	(9,029,402)	8,418,053	(1,712,799)	631,094	(1,024)	1,220,535	2,796,546	40,623	472,342	1,955,246	201,494	380,571	37,432

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	500	(2,000)	(3,561)	—	(2,383)	(12)	2,300	(1,959)	(4,500)	1,000	(1,500)	4,659	9	11

Total increase (decrease) in net assets	2,515,682	(9,559,209)	9,712,121	(1,177,497)	747,680	12,722	1,476,963	3,130,057	143,379	495,450	2,244,692	261,691	497,841	38,665
Net Assets
Beginning of year	31,498,513	9,559,209	—	9,439,319	2,882,093	234,394	2,980,903	6,128,241	730,204	1,525,164	4,861,053	1,220,343	576,126	—

End of year	$34,014,195	$0	$9,712,121	$8,261,822	$3,629,773	$247,116	$4,457,866	$9,258,298	$873,583	$2,020,614	$7,105,745	$1,482,034	$1,073,967	$38,665

Changes in Units
Beginning units	240,324	160,674	—	78,790	24,941	1,334	17,019	41,223	4,861	13,059	33,418	8,225	5,088	—

Units purchased	36,547	8,636	178,140	10,186	12,297	658	11,525	30,103	526	7,330	26,308	3,449	5,804	504
Units sold	(55,915)	(169,310)	(26,921)	(24,373)	(7,140)	(820)	(4,082)	(9,573)	(1,418)	(3,390)	(11,111)	(2,327)	(2,446)	(161)

Ending units	220,956	—	151,219	64,603	30,098	1,172	24,462	61,753	3,969	16,999	48,615	9,347	8,446	343

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

				Janus	Janus		Janus	Janus	Janus
		American	Janus	Aspen	Aspen		Aspen Risk	Aspen	Aspen
	American	Century VP	Aspen	International	Global	Janus Aspen	Managed	International	Global	Oppenheimer	Oppenheimer			Oppenheimer
	Century VP	Inflation	Forty	Growth	Technology	Balanced	Core	Growth	Technology	Capital	Global	Oppenheimer	Oppenheimer	Main Street
	Vista	Protection	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Appreciation	Securities	Main Street	High Income	Small Cap
	Fund —	Fund	Service	Service	Service	Service	Service	Service II	Service II	Fund VA	Fund VA	Fund VA	VA Fund	Fund VA
	Class I	Class II	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Initial Class	Initial Class	Initial Class	Initial Class	Initial Class

From Operations
Net investment income (loss)	$(108)	$60,002	$(14,637)	$3,610	$(2,056)	$9,629	$1,131	$1,869	$(3,071)	$5,992	$9,559	$14,168	$38,036	$(8,208)
Net realized (loss) gain on investments	1,871	2,043	108,054	63,783	14,298	23,472	29,426	95,065	18,898	246,225	148,741	87,925	(3,670)	74,238
Net unrealized appreciation (depreciation) during the year	569	(46,644)	168,177	179,823	14,256	11,054	(14,292)	97,229	7,611	(55,514)	170,429	26,284	(24,790)	51,909

Net increase in net assets from operations	2,332	15,401	261,594	247,216	26,498	44,155	16,265	194,163	23,438	196,703	328,729	128,377	9,576	117,939

From Variable Life Policy Transactions
Policyholders’ net premiums	3,200	155,907	372,606	2,328	4,078	108,084	38,790	166,133	53,689	920,626	63,637	518,888	149,760	135,314
Cost of insurance and administrative charges	(1,700)	(93,404)	(193,797)	(66,346)	(35,855)	(79,559)	(11,682)	(44,512)	(11,953)	(356,942)	(200,369)	(213,078)	(67,737)	(70,197)
Surrenders and forfeitures	—	(64,797)	(77,689)	(34,414)	(26,864)	(28,956)	(225)	(15,283)	(5,962)	(287,404)	(107,427)	(116,980)	(21,765)	(14,846)
Transfers between portfolios and the Guaranteed Account	12,601	641,804	386,774	422,866	(11,753)	(19,251)	37,582	277,021	27,775	232,345	196,312	103,308	92,546	226,947
Net (withdrawals) repayments due to policy loans	—	(13,868)	(3,510)	(18,879)	(2,486)	(5,781)	(20,723)	(29,753)	(936)	49,926	2,919	10,211	(5,269)	63,588
Withdrawals due to death benefits	—	—	(3,270)	(11,065)	(2,393)	—	—	(216)	(637)	—	(5,168)	(9,515)	—	—

Net (decrease) increase in net assets derived from policy transactions	14,101	625,642	481,114	294,490	(75,273)	(25,463)	43,742	353,390	61,976	558,551	(50,096)	292,834	147,535	340,806

Amounts (withdrawn)/contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(4)	(95)	(500)	(900)	(300)	100	—	14	(6)	—	(1,000)	—	(508)	(22)

Total increase (decrease) in net assets	16,429	640,948	742,208	540,806	(49,075)	18,792	60,007	547,567	85,408	755,254	277,633	421,211	156,603	458,723
Net Assets
Beginning of year	—	1,163,323	1,710,749	722,678	356,334	776,521	102,455	328,151	76,313	3,673,457	2,474,110	2,260,646	637,680	1,029,299

End of year	$16,429	$1,804,271	$2,452,957	$1,263,484	$307,259	$795,313	$162,462	$875,718	$161,721	$4,428,711	$2,751,743	$2,681,857	$794,283	$1,488,022

Changes in Units
Beginning units	—	10,112	12,839	5,556	3,169	4,775	487	2,868	725	30,951	14,246	16,479	4,614	5,183

Units purchased	483	8,853	7,165	638	474	1,513	540	6,545	3,587	17,436	2,025	7,121	3,270	4,025
Units sold	(339)	(4,657)	(4,121)	(1,075)	(1,038)	(1,181)	(284)	(3,575)	(2,923)	(12,224)	(3,746)	(4,117)	(2,031)	(2,061)

Ending units	144	14,308	15,883	5,119	2,605	5,107	743	5,838	1,389	36,163	12,525	19,483	5,853	7,147

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

					Federated	Federated	Federated		Franklin		Templeton	Templeton
	Oppenheimer	AIM V.I.	AIM V.I.	AIM V.I.	Quality	American	Capital	Franklin	Rising	Templeton	Developing	Global
	Global	Basic	Capital	Capital	Bond	Leaders	Appreciation	Small Cap	Dividends	Foreign	Markets	Income	AllianceBernstein	AllianceBernstein
	Securities	Value	Appreciation	Development	Fund II	Fund II	Fund II	Value	Securities	Securities	Securities	Securities	Growth and	Small Cap Value
	Fund/ VA	Fund	Fund	Fund	Primary	Primary	Primary	Securities	Fund	Fund	Fund —	Fund —	Income Portfolio	Portfolio
	Class III	Series I	Series I	Series I	Shares	Shares	Shares	Fund Class I	Class I	Class I	Class 3	Class 3	Class A	Class A

From Operations
Net investment income (loss)	$5,085	$(16,499)	$(1,103)	$(3,169)	$41,541	$1,433	$412	$11,271	$22,149	$9,695	$(633)	$483	$27,311	$(116)
Net realized (loss) gain on investments	87,588	134,764	1,375	52,256	4,889	6,537	3,604	245,680	259,250	38,851	9,654	(349)	120,253	128,985
Net unrealized appreciation (depreciation) during the year	588,292	7,182	17,542	(11,160)	(34,058)	(3,075)	(2,359)	245,342	25,744	90,426	36,648	1,959	(2,077)	22,596

Net increase in net assets from operations	680,965	125,447	17,814	37,927	12,372	4,895	1,657	502,293	307,143	138,972	45,669	2,093	145,487	151,465

From Variable Life Policy Transactions
Policyholders’ net premiums	1,364,145	442,188	51,934	86,958	439,407	25,986	21,109	749,845	978,154	35,032	33,731	6,496	488,846	295,602
Cost of insurance and administrative charges	(375,116)	(211,240)	(22,109)	(31,569)	(176,143)	(8,101)	(11,164)	(382,757)	(527,733)	(88,719)	(11,498)	(2,246)	(214,840)	(120,054)
Surrenders and forfeitures	(229,874)	(139,844)	(7,063)	(629)	(21,426)	(5,038)	(23,045)	(381,516)	(301,673)	(25,440)	(48,162)	—	(135,642)	(38,772)
Transfers between portfolios and the Guaranteed Account	1,556,032	(355,716)	152,034	(59,366)	628,284	3,457	27,400	1,923,171	2,388,407	203,891	501,058	159,299	665,541	652,117
Net (withdrawals) repayments due to policy loans	(49,942)	(10,897)	(85)	(996)	(33,979)	19	—	(30,634)	(16,937)	(3,085)	(3,111)	(992)	(27,002)	(39,340)
Withdrawals due to death benefits	(822)	(279)	—	—	—	—	—	—	—	—	—	—	—	—

Net (decrease) increase in net assets derived from policy transactions	2,264,423	(275,788)	174,711	(5,602)	836,143	16,323	14,300	1,878,109	2,520,218	121,679	472,018	162,557	776,903	749,553

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	145	(32)	(7)	(13)	—	(6)	(8)	—	(48)	(54)	(2)	(3)	(47)	59

Total increase (decrease) in net assets	2,945,533	(150,373)	192,518	32,312	848,515	21,212	15,949	2,380,402	2,827,313	260,597	517,685	164,647	922,343	901,077
Net Assets
Beginning of year	2,995,079	2,690,650	94,117	431,653	1,371,784	63,670	106,721	4,509,184	6,747,251	1,342,405	—	—	2,915,703	1,562,996

End of year	$5,940,612	$2,540,277	$286,635	$463,965	$2,220,299	$84,882	$122,670	$6,889,586	$9,574,564	$1,603,002	$517,685	$164,647	$3,838,046	$2,464,073

Changes in Units
Beginning units	25,810	17,298	720	2,451	11,823	467	835	22,889	42,426	5,670	—	—	18,410	8,356

Units purchased	27,743	5,995	1,574	1,834	11,441	607	269	16,883	33,868	445	5,039	1,708	12,065	6,346
Units sold	(8,458)	(8,290)	(264)	(2,183)	(3,869)	(477)	(316)	(5,769)	(15,107)	(791)	(976)	(34)	(5,286)	(2,112)

Ending units	45,095	15,003	2,030	2,102	19,395	597	788	34,003	61,187	5,324	4,063	1,674	25,189	12,590

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1

of Nationwide Life Insurance Company of America
Statements of Changes in Net Assets for the Year Ended December 31, 2005 — continued

	MFS									Van	Van
	Investors									Kampen	Kampen	Van
	Growth	MFS	Putnam VT	Putnam	Putnam		Vanguard			Core Plus	Emerging	Kampen	T Rowe Price	T Rowe Price	T Rowe Price
	Stock	Value	Growth &	VT	VT	Vanguard	Total Bond	Vanguard	Vanguard	Fixed	Markets	U.S. Real	Blue Chip	Equity	Limited
	Series	Series	Income	International	Voyager	Equity	Market	High Yield	Mid Cap	Income	Debt	Estate	Growth	Income	Term Bond
	Initial	Initial	Fund	Equity Fund	Fund	Income	Index	Bond	Index	Portfolio	Portfolio	Portfolio	Portfolio —	Portfolio —	Portfolio —
	Class	Class	Class IB	Class IB	Class IB	Portfolio	Portfolio	Portfolio	Portfolio	Class I	Class I	Class I	Class II	Class II	Class II

From Operations
Net investment income (loss)	$(2,109)	$2,498	$1,430	$2,374	$291	$10,530	$13,888	$27,846	$(1,415)	$26,023	$23,161	$20,729	$(137)	$3,786	$633
Net realized (loss) gain on investments	20,255	190,843	5,580	5,049	9,989	61,097	2,495	(10,800)	39,690	7,509	6,851	606,185	4,641	35,096	(6)
Net unrealized appreciation (depreciation) during the year	7,769	(40,453)	7,011	25,854	33,324	(34,357)	(8,182)	(7,515)	105,791	(3,311)	7,367	12,553	3,212	(27,965)	(408)

Net increase in net assets from operations	25,915	152,888	14,021	33,277	43,604	37,270	8,201	9,531	144,066	30,221	37,379	639,467	7,716	10,917	219

From Variable Life Policy Transactions
Policyholders’ net premiums	117,477	348,054	67,581	2,148	61,485	325,681	234,872	172,402	490,468	137,763	19,878	409,212	21,795	40,515	4,053
Cost of insurance and administrative charges	(52,734)	(182,909)	(22,075)	(9,238)	(24,362)	(104,663)	(74,923)	(59,165)	(132,295)	(69,694)	(20,049)	(254,223)	(7,266)	(20,243)	(1,246)
Surrenders and forfeitures	(1,533)	(208,731)	(4,644)	(4,405)	(3,418)	(4,765)	(4,427)	(3,343)	(7,059)	(26,098)	(222)	(242,113)	(55,969)	(63,608)	—
Transfers between portfolios and the Guaranteed Account	38,417	124,226	145,027	8,345	71,719	103,477	102,753	5,247	204,356	477,724	62,876	1,325,618	333,048	924,153	53,666
Net (withdrawals) repayments due to policy loans	19,202	(47,705)	19	(2,407)	54,702	(2,144)	(523)	(273)	(3,021)	(2,558)	(4,641)	(66,200)	(98)	(365)	—
Withdrawals due to death benefits	—	—	—	—	—	—	(3,959)	(4,308)	—	—	(247)	(970)	—	—	—

Net (decrease) increase in net assets derived from policy transactions	120,829	32,935	185,908	(5,557)	160,126	317,586	253,793	110,560	552,449	517,137	57,595	1,171,324	291,510	880,452	56,473

Amounts (withdrawn)/ contributed by Nationwide Life Insurance Company of America, including seed money and reimbursements	(4)	(100)	(10)	(15,741)	(200)	—	—	—	100	—	(21)	76	—	3	(8)

Total increase (decrease) in net assets	146,740	185,723	199,919	11,979	203,530	354,856	261,994	120,091	696,615	547,358	94,953	1,810,867	299,226	891,372	56,684
Net Assets
Beginning of year	550,065	2,339,762	165,116	297,240	777,548	821,650	442,617	404,213	657,506	580,078	270,709	2,902,313	—	—	—

End of year	$696,805	$2,525,485	$365,035	$309,219	$981,078	$1,176,506	$704,611	$524,304	$1,354,121	$1,127,436	$365,662	$4,713,180	$299,226	$891,372	$56,684

Changes in Units
Beginning units	4,011	14,385	1,191	955	2,733	6,172	4,128	3,298	4,286	4,885	1,732	14,908	—	—	—

Units purchased	2,995	5,080	1,677	10	2,490	3,906	3,303	3,822	5,027	5,376	204	16,750	3,235	9,253	575
Units sold	(1,987)	(4,888)	(309)	(80)	(1,284)	(1,510)	(954)	(2,917)	(1,494)	(1,087)	(269)	(10,583)	(577)	(833)	(11)

Ending units	5,019	14,577	2,559	885	3,939	8,568	6,477	4,203	7,819	9,174	1,667	21,075	2,658	8,420	564

See accompanying notes to financial statements

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements
      December 31, 2006 and 2005
1. Organization
The Nationwide Provident VLI Separate Account 1 (Separate Account) was established by Nationwide Life Insurance Company of America (Nationwide Provident) under the provisions of the Pennsylvania Insurance Law. The Separate Account is a separate investment account to which assets are allocated to support the benefits payable under single premium, modified premium, scheduled premium and flexible premium adjustable variable life insurance policies (the Policies). The Gartmore GVIT Nationwide Fund Class IV, Gartmore GVIT Money Market Fund Class IV, Gartmore GVIT Government Bond Fund Class IV and J.P. Morgan GVIT Balanced Fund Class IV subaccounts are the only subaccounts available with single premium and scheduled premium policies and the Zero Coupon Bond Series Fund Subaccount is not available with scheduled premium policies.
The Policies are distributed principally through career agents and brokers.
Nationwide Provident has structured the Separate Account as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of one hundred and twenty-eight subaccounts:
Gartmore Variable Insurance Trust:
(Gartmore is an affiliate of the Company)

Gartmore GVIT Nationwide Fund — Class IV
Gartmore GVIT Money Market Fund — Class IV
Gartmore GVIT Government Bond Fund — Class IV
JP Morgan GVIT Balanced Fund Class IV
Gartmore GVIT Mid Cap Growth Fund — Class IV
Gartmore GVIT International Value Fund — Class IV (Formerly Dreyfus GVIT International Value Fund — Class IV)
Gartmore GVIT Growth Fund Class IV
Van Kampen GVIT Comstock Value Fund — Class IV
Gartmore GVIT Small Company Fund — Class IV
Gartmore GVIT Small Cap Value Fund — Class IV
Gartmore GVIT S&P 500 Index Fund — Class IV (Formerly Gartmore GVIT Equity 500 Index
Fund — Class IV)
Gartmore GVIT Government Bond Fund — Class I
Gartmore GVIT Investor Destinations Aggressive Fund — Class II
Gartmore GVIT Investor Destinations Conservative Fund — Class II
Gartmore GVIT Investor Destinations Moderate Fund — Class II
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II
Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II
Gartmore GVIT Emerging Markets Fund — Class I
Gartmore GVIT Mid Cap Index Fund — Class I (Formerly Dreyfus Mid Cap Index Fund Class I)
Federated GVIT High Income Bond Fund — Class I
Gartmore GVIT Global Financial Services Fund — Class I
Gartmore GVIT Global Health Sciences Fund — Class I
Gartmore GVIT Global Technology and Communications Fund — Class I
Gartmore GVIT Global Utilities Fund — Class I
Gartmore GVIT Small Cap Growth Fund — Class I
Gartmore GVIT U.S. Growth Leaders Fund — Class I

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
1. Organization, continued
Gartmore Variable Insurance Trust (Continued):

Van Kampen GVIT Multi Sector Bond Fund — Class I
Gartmore GVIT International Value Fund — Class III (Formerly Dreyfus GVIT International Value Fund — Class III)
Gartmore GVIT Emerging Markets Fund — Class III
Gartmore GVIT Global Financial Services Fund — Class III
Gartmore GVIT Global Health Sciences Fund — Class III
Gartmore GVIT Global Technology and Communications Fund — Class III
Gartmore GVIT Global Utilities Fund — Class III
Federated GVIT High Income Bond Fund — Class III
American Funds GVIT Asset Allocation Fund — Class II
American Funds GVIT Bond Fund — Class II
American Funds GVIT Global Growth Fund — Class II
American Funds GVIT Growth Fund — Class II
Fidelity Variable Insurance Products Fund:

Fidelity VIP Equity-Income Portfolio: Initial Class
Fidelity VIP Growth Portfolio: Initial Class
Fidelity VIP High Income Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class
Fidelity VIP Overseas Portfolio: Initial Class R
Fidelity VIP Equity-Income Portfolio: Service Class
Fidelity VIP Growth Portfolio: Service Class
Fidelity VIP Overseas Portfolio: Service Class
Fidelity VIP Overseas Portfolio: Service Class R
Fidelity Variable Insurance Products Fund II:

Fidelity VIP II Asset Manager Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class
Fidelity VIP II Contrafund Portfolio: Initial Class
Fidelity VIP II Investment Grade Bond Portfolio: Service Class
Fidelity Variable Insurance Products Fund III:

Fidelity VIP III Mid Cap Portfolio: Service Class
Fidelity VIP III Value Strategies Portfolio: Service Class
Fidelity Variable Insurance Products Fund IV:

Fidelity VIP IV Energy Portfolio: Service Class 2
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
1. Organization, continued
Neuberger Berman Advisers Management Trust:

Neuberger Berman AMT Limited Maturity Bond Portfolio — I Class
Neuberger Berman AMT Partners Portfolio Class I
Neuberger Berman AMT Fasciano Portfolio — S Class
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class
Neuberger Berman AMT Socially Responsive Portfolio — I Class
Neuberger Berman AMT International Portfolio — S Class
Neuberger Berman AMT Regency Portfolio — S Class
Van Eck Worldwide InsuranceTrust:

Van Eck Worldwide Bond Fund — Initial Class
Van Eck Worldwide Hard Assets Fund — Initial Class
Van Eck Worldwide Emerging Markets Fund — Initial Class
Van Eck Worldwide Real Estate Fund — Initial Class
Van Eck Worldwide Bond Fund — Class R1
Van Eck Worldwide Hard Assets Fund — Class R1
Van Eck Worldwide Emerging Markets Fund — Class R1
Van Eck Worldwide Real Estate Fund — Class R1
The Alger American Fund:

Alger American Small Capitalization Portfolio: Class O Shares
Wells Fargo Advantage Variable Trust Funds

Wells Fargo Advantage VT Discovery Fund
Wells Fargo VT Opportunity Fund
Dreyfus Variable Investment Fund:

Dreyfus Appreciation Portfolio: Initial Shares
Dreyfus Developing Leaders Portfolio: Initial Shares
Dreyfus Investment Portfolios:

Dreyfus Small Cap Stock Index Portfolio: Service Shares
Dreyfus Stock Index Fund, Inc.:

Dreyfus Stock Index Fund: Initial Shares
American Century Variable Portfolios, Inc.:

American Century VP International Fund: Class I
American Century VP Ultra Fund: Class I
American Century VP Value Fund: Class I
American Century VP Income and Growth Fund: Class I
American Century VP International Fund: Class III
American Century VP Mid Cap Value Fund: Class I
American Century VP Vista Fund: Class I

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      Notes to Financial Statements — continued

1. Organization, continued
American Century Variable Portfolios II, Inc.:

American Century VP Inflation Protection Fund: Class II
Janus Aspen Series:

Janus Aspen Series — Forty Portfolio: Service Shares
Janus Aspen Series — International Growth Portfolio: Service Shares
Janus Aspen Series — Global Technology Portfolio: Service Shares
Janus Aspen Series — Balanced Portfolio: Service Shares
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares
Janus Aspen Series — International Growth Portfolio: Service II Shares
Janus Aspen Series — Global Technology Portfolio: Service II Shares
Oppenheimer Variable Account Funds:

Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares (Formerly Oppenheimer Capital Appreciation Fund VA Initial Class)
Oppenheimer Global Securities Fund/ VA: Non-Service Shares (Formerly
Oppenheimer Global Securities Fund VA Initial Class)
Oppenheimer Main Street Fund/ VA: Non-Service Shares (Formerly Oppenheimer Main Street Fund VA Initial Class)
Oppenheimer High Income Fund/ VA: Non-Service Shares (Formerly Oppenheimer High Income Fund VA Initial Class)
Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares (Formerly Oppenheimer Main Street Small Cap Fund VA Initial Class)
Oppenheimer Global Securities Fund/ VA: Class 3
AIM Variable Insurance Funds, Inc.:

AIM V.I. Basic Value Fund Series I Shares
AIM V.I. Capital Appreciation Fund Series I Shares
AIM V.I. Capital Development Fund Series I Shares
Federated Insurance Series:

Federated Quality Bond Fund II: Primary Shares
Federated American Leaders Fund II: Primary Shares
Federated Capital Appreciation Fund II: Primary Shares
Franklin Templeton Variable Insurance Products Trust:

Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I
Franklin Templeton VIP Templeton Foreign Securities Fund — Class 1
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3
AllianceBernstein Variable Products Series Fund Inc:

AllianceBernstein Growth and Income Portfolio: Class A
AllianceBernstein Small/ Mid Cap Value Portfolio: Class A
MFS Variable Insurance Trust:

MFS Investors Growth Stock Series — Initial Class
MFS Value Series: Initial Class

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      Notes to Financial Statements — continued
1. Organization, continued
Putnam Variable Trust:

Putnam VT Growth & Income Fund — IB Class
Putnam VT International Equity Fund — IB Class
Putnam VT Voyager Fund — IB Class
Vanguard Variable Insurance Fund:

Vanguard Equity Income Portfolio
Vanguard Total Bond Market Index Portfolio
Vanguard High Yield Bond Portfolio
Vanguard Mid Cap Index Portfolio
Van Kampen — The Universal Institutional Funds, Inc.:

Van Kampen Core Plus Fixed Income Portfolio: Class I
Van Kampen Emerging Markets Debt Portfolio: Class I
Van Kampen U.S. Real Estate Portfolio: Class I
T Rowe Price:

T Rowe Price Blue Chip Growth Portfolio — Class II
T Rowe Price Equity Income Portfolio — Class II
T Rowe Price Limited Term Bond Portfolio — Class II

On February 15, 2006, the Merrill Lynch Zero Coupon Bond Series Fund was terminated due to the maturity of the underlying series of the Zero Coupon Trust. Any remaining money left in the fund was moved to Gartmore GVIT Money Market Fund — Class IV at the close of business February 15, 2006.
Effective following the close of business on April 8, 2005, a portfolio of the Strong Opportunity Fund II merged with and into a portfolio of the Wells Fargo Advantage Variable Trust Funds, as follows:

Strong Opportunity Fund II	Wells Fargo Advantage Variable Trust Funds

Strong Opportunity Fund II Investor Class	Wells Fargo Opportunity Fund VT
Also effective following the close of business on April 8, 2005, due to the merger of the Strong Variable Insurance Funds into the portfolio of the Wells Fargo Advantage Variable Trust Funds, the Strong Mid Cap Growth Fund II Investor Class is no longer available within the separate account. The assets of the contract owners invested in this sub-account were liquidated and exchanged into the Wells Fargo Advantage Discovery Fund VT.
The policyholder’s equity is affected by the investment results of each fund, equity transactions by policyholders and certain contract expenses (see note 5).
Net premiums from in force policies are allocated to the subaccounts in accordance with policyholder instructions and are recorded as policyholders net premiums in the accompanying statements of changes in net assets. Such amounts are used to provide money to pay benefits under the policies. The Separate Account’s assets are the property of Nationwide Provident.
Transfers between investment portfolios include transfers between the subaccounts and the Guaranteed Account (not shown), which is part of Nationwide Provident’s general account.
A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are available through the variable life policy and therefore, not available to the general public directly.

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      Notes to Financial Statements — continued
1. Organization, continued
Some of the underlying mutual funds have been established by investment advisers, which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.
2. Summary of Significant Accounting Policies
The following is a summary of the significant accounting policies followed by the Separate Account in preparing the accompanying financial statements.

Investment Valuation:
The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2006. Transactions are recorded on the trade date (date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date.

Realized Gains and Losses:
Realized gains and losses on sales of investment shares are determined using the specific identification basis for financial reporting and income tax purposes.

Federal Income Taxes:
The operations of the Separate Account are included in the Federal income tax return of Nationwide Provident. Under the provisions of the policies, Nationwide Provident has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax. Nationwide Provident does not provide for income taxes within the Separate Account. Taxes are the responsibility of the policyholder upon termination or withdrawal.

Estimates:
The preparation of the accompanying financial statements required management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts from operations and policy transactions during the reporting period. Actual results could differ from those estimates.
3. Death Benefits
Death benefit proceeds result in a redemption of policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the account value on the date of death, the excess is paid by Nationwide Provident’s general account.
4. Policy Loans
Policy provisions allow policyholders to borrow up to the policy’s non-loaned surrender value (90% of cash surrender value for Options policies). Interest is charged on the outstanding loan and is due and payable at

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      Notes to Financial Statements — continued
4. Policy Loans, continued
the end of each policy year or when the loan is repaid. Any unpaid interest is added to the loan balance and bears interest at the same loan rate.
At the time the loan is granted, the amount of the loan is transferred from the Separate Account to Nationwide Provident’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made. Interest credited is paid by Nationwide Provident’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest back to the Separate Account.
5. Expenses and Related Party Transactions

Deductions from Premiums
Nationwide Provident makes certain deductions from premiums before amounts are allocated to each subaccount selected by the policyholder. The deductions may include (1) state premium taxes (0-4% of premium/scheduled premium payments depending on the Insured state of residence), (2) premiums for supplementary benefits, (3) sales charges (5% of each scheduled base/unscheduled premium for Options policies only) and (4) premium processing charges and Federal tax charges (1.5-10% of premiums). Premiums adjusted for these deductions are recorded as net premiums in the statements of changes in net assets. See original policy documents for specific charges assessed.

Mortality and Expense Charges
In addition to the aforementioned charges, each subaccount is charged for mortality and expense risks assumed by Nationwide Provident. The annual rates charged to cover these risks range from 0.00% to 1.00% of the average daily net assets held for the benefit of policyholders. These charges are assessed through the daily unit value calculation.

Cost of Insurance
Each subaccount is also charged by Nationwide Provident for the cost of insurance protection, which is based on a number of variables such as issue age, sex, premium class, policy year and net amount at risk (death benefit less total policy account value). For single premium policies, the charge is accrued daily and deducted annually from the amount invested. For scheduled premium, modified premium and flexible premium adjustable policies, the charge is deducted monthly. The amount of the charge is computed based upon the amount of insurance provided during the year and the insured’s attained age. The cost of insurance charge is assessed monthly against each policy by liquidating units.

Administrative Charges
Depending upon the type of policy, additional recurring monthly deductions may be made for (1) administrative charges ($3.25-$8.00), (2) first year policy charges ($5-$17.50) and (3) supplementary charges (ranging from $0-0.11 per $1,000 of face amount). Optional monthly deductions for additional riders may be made for (1) disability benefit waiver benefit which waives monthly deductions in the event of disability ($.01-$1.76 per $1,000 of net amount at risk), (2) disability waiver of premium benefit waives agreed upon premium in the event of disability (2% to 23.2% of agreed upon premium amount), (3) children’s term insurance rider which provides a death benefit for a covered child ($.52 per $1,000 of coverage), (4) additional insurance benefit rider or term insurance rider ($.02-$115.10 per $1,000 of

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      Notes to Financial Statements — continued
5. Expenses and Related Party Transactions, continued
coverage for single life policies and $0-$20.79 for survivorship policies), (5) convertible term life insurance rider for term insurance on someone other than the primary insured individual ($.06-$113.17 per $1,000 of rider coverage), (6) minimum death benefit which guarantees a death benefit in specified premiums are paid ($.01 per $1,000 of Guaranteed Minimum Death Benefit), (7) long term care accelerated benefit which pays an accelerated death benefit in the event of a covered illness ($.02-$3.24 per $1,000 of net amount at risk), (8) long term care waiver benefit waives monthly deductions in the event of a covered illness ($.01-$3.47 per $1,000 of net amount at risk), (9) long term care extended insurance benefit rider provides additional benefits after accelerated benefits are exhausted ($.01-$8.72 per $1,000 of rider coverage) and (10) four years survivorship term life insurance provides additional death benefits in the first four years of the policy ($.03-$.15 per $1,000 of rider coverage). See original policy documents for additional monthly charges. A face amount increase charge is made upon an increase in face amount ($50-$300 plus $0-$1 per $1,000 of face amount increase). During any given policy year, the first four or twelve transfers (depending on the policy) by a policyholder of amounts in the subaccounts are free of charge. A fee of $25 is assessed for each additional transfer. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.
The policies provide for an initial free-look period. If a policy is cancelled within certain time constraints, the policyholder will receive a refund equal to the policy account value plus reimbursements of certain deductions previously made under the policy. Where state law requires a minimum refund equal to gross premiums paid, the refund will instead equal the gross premiums paid on the policy and will not reflect investment experience.
If a policy is surrendered within the first 9-15 policy years (depending on the policy), a contingent deferred sales load charge and/or contingent deferred administrative charge is assessed. The deferred administrative charge ranges from $0-$5 per $1,000 face amount. The deferred sales load charge ranges from 6-35% of premiums paid up to the sales surrender cap. A deferred sales charge and/or a deferred administrative charge will be imposed if certain policies are surrendered or lapse at any time within 10-15 years after the effective date of an increase in face amount (similar charges applied to surrenders/lapses for the initial face amount are applied to the premiums related to the increase in face amount). A portion of the deferred sales charge and/or deferred administrative charge will be deducted if the face amount is decreased in the first 10-15 years or the related increment of face amount is decreased within 10-15 years after such increase took effect. These charges totaled $6,476,127 and $9,499,053 for the years ended December 31, 2006 and 2005, respectively. These charges are included with administrative charges in the statements of changes in net assets and are assessed against each policy by liquidating units.
Upon the transfer of the subaccount value out of a subaccount within 60 days after allocation to that subaccount, certain subaccounts charge a fee of 1% of the amount transferred. See product prospectus for specific subaccounts impacted. These amounts are paid directly to the fund company, and are shown as an investment expense in the statements of operations. These charges totaled $7,146 for the year ended December 31, 2006.
Nationwide Provident makes a daily asset charge against the assets of the Zero Coupon Bond 2006 Series Subaccount. The charge is to reimburse Nationwide Provident for the transaction charge paid directly by Nationwide Provident to Merrill Lynch, Pierce, Fenner & Smith Incorporated (MLPFS) on the sale of the Zero Coupon Trust units to the Zero Coupon Bond 2006 Series Subaccount. Nationwide Provident pays these amounts from general account assets. The amount of the asset charge currently is equivalent to an effective annual rate of .25% of the average daily net assets of each Subaccount. This

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      Notes to Financial Statements — continued
________________________________________________________________________________

5. Expenses and Related Party Transactions, continued
amount may be increased in the future, but in no event will it exceed an effective annual rate of .50%. The charge will be cost based (taking into account the loss of interest) with no anticipated element of profit for Nationwide Provident. These charges are included in the statements of changes in net assets and are assessed against each policy by liquidating units.
Nationwide Provident, or an affiliate, may receive compensation from a fund or its investment adviser or distributor (or affiliates thereof) in connection with administration, distribution, or other services provided with respect to the funds and their availability through the policies. The amount of this compensation is based upon a percentage of the assets of the fund attributable to the policies and other policies issued by Nationwide Provident (or an affiliate). These percentages differ, and some funds, advisers, or distributors (or affiliates) may pay Nationwide Provident more than others. Nationwide Provident also may receive 12b-1 fees.

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      Notes to Financial Statements — continued

6.	Financial Highlights
Nationwide Provident offers several variable life products through the Separate Account that have unique combinations of features and fees that are assessed to the policyholder. Differences in fee structures result in different contract expense rates, unit fair values and total returns. The following table is a summary of units, unit fair values and policyholders’ equity for variable life contracts as of the period indicated, and net investment income ratio, policy expense ratio and total return for each period in the five year period ended December 31, 2006. Beginning in 2003 the information is presented as a range of minimum and maximum values based upon product grouping. The range is determined by identifying the lowest and highest contract expense rates. The unit fair values and total returns related to these identified contract expense rates are also disclosed as a range below. Accordingly, some individual policy amounts may not be within the ranges presented. For periods prior to 2003 the information is presented as a range of minimum and maximum values, however, such information is exclusive and independent for each column, and there is no intentional relationship among and between the ranges of values presented for policy expense rate, unit fair value and total return.

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund — Class IV	163,814	$322.53 to $9,083.77	$152,729,328	1.08%	0.00% to 0.75%	12.78% to 13.63%
Gartmore GVIT Money Market Fund — Class IV	277,898	$159.84 to $3,073.20	$57,699,776	4.56%	0.00% to 0.75%	3.89% to 4.67%
Gartmore GVIT Government Bond Fund — Class IV	76,487	$225.30 to $4,988.27	$25,407,189	4.11%	0.00% to 0.75%	2.57% to 3.34%
JP Morgan GVIT Balanced Fund Class IV	57,587	$296.10 to $4,555.80	$39,020,861	2.36%	0.35% to 0.75%	11.46% to 11.91%
Gartmore GVIT Mid Cap Growth Fund — Class IV	97,321	$480.32 to $7,229.62	$71,620,470	0.00%	0.60% to 0.75%	9.11% to 9.28%
Gartmore GVIT International Value Fund Class IV	85,335	$377.04 to $3,857.14	$50,355,415	2.08%	0.60% to 0.75%	21.82% to 22.01%
Gartmore GVIT Growth Fund Class IV	190,353	$101.73 to $1,030.63	$25,958,306	0.05%	0.60% to 0.75%	5.38% to 5.54%
Van Kampen GVIT Comstock Value Fund — Class IV	151,538	$151.96 to $1,539.45	$31,759,847	1.74%	0.60% to 0.75%	15.07% to 15.25%
Gartmore GVIT Small Company Fund — Class IV	150,845	$161.74 to $1,638.55	$31,093,042	0.11%	0.60% to 0.75%	11.21% to 11.37%
Gartmore GVIT Small Cap Value Fund — Class IV	157,866	$175.30 to $1,775.93	$36,341,552	0.45%	0.60% to 0.75%	16.53% to 16.70%
Gartmore GVIT S&P 500 Index Fund — Class IV	448,660	$351.21 to $3,583.44	$205,037,176	1.65%	0.60% to 0.75%	14.46% to 14.63%
Gartmore GVIT Government Bond Fund — Class I	4,897	$110.64	$541,768	4.29%	0.75%	2.57%
Gartmore GVIT Investor Destinations Aggressive Fund — Class II	23,860	$177.78 to $1,802.42	$4,314,572	2.14%	0.60% to 0.75%	16.00% to 16.17%
Gartmore GVIT Investor Destinations Conservative Fund — Class II	3,363	$119.61 to $1,191.53	$445,352	3.10%	0.60% to 0.75%	5.37% to 5.53%
Gartmore GVIT Investor Destinations Moderate Fund — Class II	82,512	$146.46 to $1,470.85	$12,662,728	2.45%	0.60% to 0.75%	10.52% to 10.69%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund — Class II	119,754	$164.16 to $1,659.11	$20,141,018	2.34%	0.60% to 0.75%	13.69% to 13.86%

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      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Investor Destinations Moderately Conservative Fund — Class II	10,321	$132.30 to $1,322.06	$1,474,196	2.83%	0.60% to 0.75%	7.61% to 7.78%
Gartmore GVIT Emerging Markets Fund — Class I	2,474	$343.40 to $3,452.94	$1,582,475	0.68%	0.60% to 0.75%	35.70% to 35.90%
Gartmore GVIT Mid Cap Index Fund — Class I	19,628	$183.06 to $1,840.65	$3,947,292	1.15%	0.60% to 0.75%	9.07% to 9.23%
Federated GVIT High Income Bond Fund — Class I	5,094	$134.86 to $1,356.06	$860,718	7.16%	0.60% to 0.75%	9.78% to 9.94%
Gartmore GVIT Global Financial Services Fund — Class I	1,502	$211.81 to $2,129.80	$457,003	1.85%	0.60% to 0.75%	19.42% to 19.60%
Gartmore GVIT Global Health Sciences Fund — Class I	2,526	$147.02 to $1,478.26	$1,013,140	0.00%	0.60% to 0.75%	1.94% to 2.09%
Gartmore GVIT Global Technology and Communications Fund — Class I	870	$156.54 to $1,574.07	$200,855	0.00%	0.60% to 0.75%	10.34% to 10.51%
Gartmore GVIT Global Utilities Fund — Class I	985	$222.37 to $2,235.92	$526,305	2.73%	0.60% to 0.75%	36.54% to 36.74%
Gartmore GVIT Small Cap Growth Fund — Class I	7,850	$155.46 to $1,563.14	$1,266,420	0.00%	0.60% to 0.75%	2.44% to 2.59%
Gartmore GVIT U.S. Growth Leaders Fund — Class I	10,539	$163.67 to $1,645.68	$1,864,404	0.29%	0.60% to 0.75%	-1.03% to -0.88%
Van Kampen GVIT Multi Sector Bond Fund — Class I	12,056	$118.05 to $1,186.96	$1,719,332	4.29%	0.60% to 0.75%	4.06% to 4.21%
Gartmore GVIT International Value Fund — Class III	169,162	$156.65 to $1,572.75	$31,620,607	2.02%	0.60% to 0.75%	21.83% to 22.01%
Gartmore GVIT Emerging Markets Fund — Class III	18,901	$210.95 to $211.51	$3,992,157	0.70%	0.65% to 0.75%	35.63% to 35.76%
Gartmore GVIT Global Financial Services Fund — Class III	2,443	$154.77 to $155.18	$378,832	1.82%	0.65% to 0.75%	19.44% to 19.56%
Gartmore GVIT Global Health Sciences Fund — Class III	5,642	$108.55 to $108.84	$612,790	0.00%	0.65% to 0.75%	1.94% to 2.04%
Gartmore GVIT Global Technology and Communications Fund — Class III	5,206	$118.68 to $119.00	$618,360	0.00%	0.65% to 0.75%	10.25% to 10.36%
Gartmore GVIT Global Utilities Fund — Class III	11,033	$182.85 to $183.33	$2,020,297	2.88%	0.65% to 0.75%	36.57% to 36.70%
Federated GVIT High Income Bond Fund — Class III	7,786	$115.14 to $115.33	$897,186	8.08%	0.65% to 0.75%	9.77% to 9.88%
American Funds GVIT Asset Allocation Fund — Class II	288	$105.05	$30,253	1.92%	0.75%	5.05%	(a)
American Funds GVIT Bond Fund — Class II	147	$104.87	$15,416	0.01%	0.75%	4.87%	(a)
American Funds GVIT Global Growth Fund — Class II	432	$107.88	$46,592	0.16%	0.75%	7.88%	(a)
American Funds GVIT Growth Fund — Class II	977	$103.13	$100,792	0.93%	0.75%	3.13%	(a)

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      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio: Initial Class	310,744	$376.97 to $3,846.29	$161,898,388	3.31%	0.60% to 0.75%	19.30% to 19.48%
Fidelity VIP Growth Portfolio: Initial Class	461,606	$282.73 to $2,884.74	$178,505,394	0.39%	0.60% to 0.75%	6.05% to 6.21%
Fidelity VIP High Income Portfolio: Initial Class	80,318	$171.43 to $1,803.06	$18,791,029	7.64%	0.60% to 0.75%	10.41% to 10.57%
Fidelity VIP Overseas Portfolio: Initial Class	106,054	$227.43 to $2,317.92	$37,412,374	0.89%	0.60% to 0.75%	17.20% to 17.38%
Fidelity VIP Overseas Portfolio: Initial Class R	145,516	$153.71 to $1,543.24	$27,032,323	0.81%	0.60% to 0.75%	17.14% to 17.31%
Fidelity VIP Equity-Income Portfolio: Service Class	18,502	$171.05	$3,164,664	3.04%	0.75%	19.18%
Fidelity VIP Growth Portfolio: Service Class	13,173	$142.31	$1,874,679	0.21%	0.75%	5.94%
Fidelity VIP Overseas Portfolio: Service Class	1,049	$215.46	$226,088	0.81%	0.75%	17.07%
Fidelity VIP Overseas Portfolio: Service Class R	10,294	$153.34	$1,578,430	0.61%	0.75%	17.07%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio: Initial Class	126,173	$225.72 to $2,303.09	$42,928,990	2.72%	0.60% to 0.75%	6.52% to 6.68%
Fidelity VIP II Investment Grade Bond Portfolio: Initial Class	209,573	$201.72 to $2,055.87	$50,833,390	3.88%	0.60% to 0.75%	3.57% to 3.73%
Fidelity VIP II Contrafund Portfolio: Initial Class	354,948	$299.55 to $3,043.75	$142,858,160	1.28%	0.60% to 0.75%	10.88% to 11.05%
Fidelity VIP II Investment Grade Bond Portfolio: Service Class	10,341	$113.94	$1,178,224	3.44%	0.75%	3.52%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio: Service Class	53,198	$227.56 to $2,288.11	$14,488,640	0.25%	0.60% to 0.75%	11.75% to 11.92%
Fidelity VIP III Value Strategies Portfolio: Service Class	10,422	$197.52 to $1,986.11	$2,392,941	0.49%	0.60% to 0.75%	15.33% to 15.50%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP IV Energy Portfolio: Service Class 2	6,071	$155.65 to $155.91	$945,548	0.72%	0.65% to 0.75%	15.75% to 15.86%
Fidelity VIP IV Freedom Fund 2010 Portfolio — Service Class	1,284	$117.16 to $117.36	$150,734	1.73%	0.65% to 0.75%	8.96% to 9.07%
Fidelity VIP IV Freedom Fund 2020 Portfolio — Service Class	3,434	$122.78 to $122.98	$421,728	1.54%	0.65% to 0.75%	10.98% to 11.09%
Fidelity VIP IV Freedom Fund 2030 Portfolio — Service Class	2,127	$126.61 to $126.82	$269,394	2.41%	0.65% to 0.75%	12.31% to 12.42%

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      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio — I Class	72,788	$161.05 to $1,641.35	$14,923,733	3.13%	0.60% to 0.75%	3.43% to 3.58%
Neuberger Berman AMT Partners Portfolio Class I	158,015	$148.90 to $3,079.47	$34,027,708	0.71%	0.60% to 0.75%	11.40% to 11.57%
Neuberger Berman AMT Fasciano Portfolio — S Class	5,940	$148.63 to $1,494.44	$1,028,864	0.00%	0.60% to 0.75%	4.47% to 4.62%
Neuberger Berman AMT Mid Cap Growth Portfolio — I Class	3,483	$182.35 to $1,833.58	$775,995	0.00%	0.60% to 0.75%	13.84% to 14.01%
Neuberger Berman AMT Socially Responsive Portfolio — I Class	5,451	$165.70 to $1,666.17	$948,821	0.17%	0.60% to 0.75%	12.86% to 13.02%
Neuberger Berman AMT International Portfolio — S Class	3,252	$143.27 to $143.50	$466,192	0.25%	0.65% to 0.75%	22.53% to 22.66%
Neuberger Berman AMT Regency Portfolio — S Class	1,061	$127.77 to $127.98	$135,667	0.50%	0.65% to 0.75%	10.11% to 10.22%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund — Initial Class	15,761	$186.34 to $1,899.10	$4,697,166	8.83%	0.60% to 0.75%	5.69% to 5.85%
Van Eck Worldwide Hard Assets Fund — Initial Class	13,836	$328.21 to $3,345.02	$8,254,908	0.06%	0.60% to 0.75%	23.56% to 23.75%
Van Eck Worldwide Emerging Markets Fund — Initial Class	65,596	$244.46 to $2,483.98	$27,532,833	0.60%	0.60% to 0.75%	38.45% to 38.66%
Van Eck Worldwide Real Estate Fund — Initial Class	13,258	$273.58 to $2,771.53	$5,209,377	1.55%	0.60% to 0.75%	29.94% to 30.14%
Van Eck Worldwide Bond Fund — Class R1	23,711	$114.15 to $1,146.09	$3,333,139	7.46%	0.60% to 0.75%	5.60% to 5.76%
Van Eck Worldwide Hard Assets Fund — Class R1	23,664	$232.92 to $2,338.52	$7,147,905	0.06%	0.60% to 0.75%	23.61% to 23.79%
Van Eck Worldwide Emerging Markets Fund — Class R1	50,796	$229.57 to $2,304.88	$14,924,859	0.55%	0.60% to 0.75%	38.49% to 38.70%
Van Eck Worldwide Real Estate Fund — Class R1	22,052	$201.22 to $2,020.21	$5,506,576	1.42%	0.60% to 0.75%	29.83% to 30.03%
The Alger American Fund:
Alger American Small Capitalization Portfolio: Class O Shares	201,820	$140.04 to $1,422.98	$36,757,345	0.00%	0.60% to 0.75%	19.12% to 19.30%
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage VT Discovery Fund	142,861	$69.54 to $702.35	$10,355,423	0.00%	0.60% to 0.75%	13.79% to 13.96%
Wells Fargo VT Opportunity Fund	60,023	$131.18 to $1,325.02	$8,442,541	0.00%	0.60% to 0.75%	11.38% to 11.55%
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio: Initial Shares	32,783	$127.73 to $1,286.26	$4,497,830	1.54%	0.60% to 0.75%	15.61% to 15.78%
Dreyfus Developing Leaders Portfolio: Initial Shares	1,095	$153.43 to $1,542.74	$222,638	0.42%	0.60% to 0.75%	3.00% to 3.15%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio: Service Shares	29,618	$195.10 to $1,978.31	$6,138,847	0.36%	0.60% to 0.75%	13.56% to 13.73%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund: Initial Shares	62,009	$159.53 to $1,604.06	$10,690,871	1.67%	0.60% to 0.75%	14.64% to 14.81%
American Century Variable Portfolios, Inc.:
American Century VP International Fund: Class I	3,313	$159.52 to $1,606.37	$1,042,520	1.58%	0.60% to 0.75%	24.09% to 24.28%
American Century VP Ultra Fund: Class I	18,237	$107.08 to $1,078.33	$2,030,698	0.00%	0.60% to 0.75%	-4.00% to -3.85%
American Century VP Value Fund: Class I	54,195	$155.79 to $1,568.88	$9,355,194	1.28%	0.60% to 0.75%	17.77% to 17.95%
American Century VP Income and Growth Fund: Class I	10,276	$164.56 to $1,691.44	$1,828,849	1.69%	0.60% to 0.75%	16.21% to 16.39%
American Century VP International Fund: Class III	12,193	$157.68 to $158.10	$1,925,119	1.31%	0.65% to 0.75%	24.09% to 24.22%
American Century VP Mid Cap Value Fund: Class I	2,012	$134.52 to $134.74	$270,859	1.05%	0.65% to 0.75%	19.40% to 19.52%
American Century VP Vista Fund: Class I	1,069	$123.42 to $123.62	$132,041	0.00%	0.65% to 0.75%	8.20% to 8.30%
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund: Class II	12,803	$109.64 to $1,102.50	$1,624,404	3.43%	0.60% to 0.75%	0.83% to 0.98%
Janus Aspen Series:
Janus Aspen Series — Forty Portfolio: Service Shares	14,008	$148.42 to $1,494.58	$2,333,227	0.14%	0.60% to 0.75%	8.30% to 8.47%
Janus Aspen Series — International Growth Portfolio: Service Shares	5,388	$232.95 to $2,345.86	$2,616,531	1.97%	0.60% to 0.75%	45.54% to 45.75%
Janus Aspen Series — Global Technology Portfolio: Service Shares	1,499	$122.35 to $1,232.09	$203,635	0.00%	0.60% to 0.75%	7.02% to 7.18%
Janus Aspen Series — Balanced Portfolio: Service Shares	6,135	$138.15 to $1,389.13	$1,014,333	1.94%	0.60% to 0.75%	9.59% to 9.76%
Janus Aspen Series — Risk Managed Core Portfolio: Service Shares	1,125	$172.73 to $1,736.78	$231,276	0.13%	0.60% to 0.75%	9.94% to 10.11%
Janus Aspen Series — International Growth Portfolio: Service II Shares	16,893	$218.26 to $218.84	$3,701,931	2.40%	0.65% to 0.75%	45.60% to 45.75%
Janus Aspen Series — Global Technology Portfolio: Service II Shares	1,946	$124.68 to $125.02	$242,903	0.00%	0.65% to 0.75%	7.14% to 7.24%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/ VA: Non-Service Shares	41,327	$123.22 to $1,240.84	$5,452,982	0.34%	0.60% to 0.75%	7.14% to 7.30%
Oppenheimer Global Securities Fund/ VA: Non-Service Shares	9,975	$173.09 to $1,743.01	$2,878,348	1.01%	0.60% to 0.75%	16.81% to 16.99%
Oppenheimer Main Street Fund/ VA: Non- Service Shares	23,629	$133.97 to $1,349.11	$3,569,662	1.06%	0.60% to 0.75%	14.17% to 14.34%
Oppenheimer High Income Fund/ VA: Non- Service Shares	7,314	$132.71 to $1,334.46	$1,085,691	6.94%	0.60% to 0.75%	8.61% to 8.77%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Main Street Small Cap Fund/ VA: Non-Service Shares	10,503	$203.70 to $2,048.24	$2,368,572	0.14%	0.60% to 0.75%	14.14% to 14.31%
Oppenheimer Global Securities Fund/ VA: Class 3	60,153	$153.80 to $154.21	$9,258,685	0.85%	0.65% to 0.75%	16.81% to 16.93%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I Shares	15,813	$169.03 to $1,699.59	$3,042,844	0.41%	0.60% to 0.75%	12.36% to 12.53%
AIM V.I. Capital Appreciation Fund Series I Shares	2,210	$148.75 to $1,495.64	$343,574	0.06%	0.60% to 0.75%	5.51% to 5.67%
AIM V.I. Capital Development Fund Series I Shares	2,821	$186.70 to $1,877.25	$683,524	0.00%	0.60% to 0.75%	15.65% to 15.82%
Federated Insurance Series:
Federated Quality Bond Fund II: Primary Shares	23,630	$112.01 to $1,088.79	$2,724,035	3.99%	0.60% to 0.75%	3.38% to 3.53%
Federated American Leaders Fund II: Primary Shares	644	$165.08 to $1,659.84	$148,881	1.27%	0.60% to 0.75%	15.94% to 16.11%
Federated Capital Appreciation Fund II: Primary Shares	920	$149.16 to $1,499.78	$163,415	0.76%	0.60% to 0.75%	15.35% to 15.52%
Franklin Templeton Variable Insurance Products Trust:
Franklin Templeton VIP Franklin Small Cap Value Securities Fund — Class I	36,733	$206.17 to $2,073.03	$8,565,153	0.83%	0.60% to 0.75%	16.43% to 16.60%
Franklin Templeton VIP Franklin Rising Dividends Securities Fund — Class I	57,462	$162.18 to $1,630.69	$10,654,504	1.13%	0.60% to 0.75%	16.55% to 16.73%
Franklin Templeton VIP Templeton Foreign Securities Fund Class 1	4,317	$206.32 to $2,074.59	$1,837,323	1.37%	0.60% to 0.75%	20.79% to 20.97%
Franklin Templeton VIP Templeton Developing Markets Securities Fund — Class 3	7,730	$162.08 to $162.35	$1,253,547	1.15%	0.65% to 0.75%	27.21% to 27.34%
Franklin Templeton VIP Templeton Global Income Securities Fund — Class 3	4,632	$110.12 to $110.30	$510,397	3.41%	0.65% to 0.75%	12.00% to 12.11%
AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio: Class A	23,141	$165.95 to $1,668.60	$4,292,206	1.36%	0.60% to 0.75%	16.41% to 16.59%
AllianceBernstein Small/ Mid Cap Value Portfolio: Class A	13,955	$195.90 to $1,969.75	$3,116,027	0.40%	0.60% to 0.75%	13.57% to 13.74%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series — Initial Class	5,315	$138.48 to $1,392.46	$844,070	0.00%	0.60% to 0.75%	6.77% to 6.93%
MFS Value Series: Initial Class	17,085	$178.63 to $1,796.14	$3,644,662	1.06%	0.60% to 0.75%	19.94% to 20.12%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2006			For the Year Ended December 31, 2006

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam Variable Trust:
Putnam VT Growth & Income Fund — IB Class	2,837	$163.83 to $1,647.31	$567,734	1.35%	0.60% to 0.75%	15.05% to 15.22%
Putnam VT International Equity Fund — IB Class	728	$207.33 to $2,084.75	$229,635	0.58%	0.60% to 0.75%	26.77% to 26.96%
Putnam VT Voyager Fund — IB Class	3,775	$134.99 to $1,357.30	$1,006,933	0.11%	0.60% to 0.75%	4.65% to 4.81%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	11,748	$164.14	$1,928,212	2.52%	0.95%	19.56%
Vanguard Total Bond Market Index Portfolio	9,537	$112.35	$1,071,517	3.61%	0.95%	3.32%
Vanguard High Yield Bond Portfolio	4,963	$133.76	$663,844	6.78%	0.95%	7.25%
Vanguard Mid Cap Index Portfolio	12,722	$195.12	$2,482,308	0.91%	0.95%	12.68%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio: Class I	9,217	$112.33 to $1,129.51	$1,174,089	3.96%	0.60% to 0.75%	2.96% to 3.11%
Van Kampen Emerging Markets Debt Portfolio: Class I	1,475	$152.02 to $1,528.60	$333,584	8.56%	0.60% to 0.75%	9.98% to 10.15%
Van Kampen U.S. Real Estate Portfolio: Class I	24,171	$277.01 to $2,785.34	$7,516,293	1.05%	0.60% to 0.75%	37.02% to 37.22%
T Rowe Price:
T Rowe Price Blue Chip Growth Portfolio — Class II	12,367	$122.17 to $122.38	$1,512,514	0.28%	0.65% to 0.75%	8.51% to 8.62%
T Rowe Price Equity Income Portfolio — Class II	15,244	$124.64 to $124.85	$1,901,205	1.38%	0.65% to 0.75%	17.76% to 17.88%
T Rowe Price Limited Term Bond Portfolio — Class II	2,565	$104.05 to $104.22	$266,960	3.68%	0.65% to 0.75%	3.25% to 3.35%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6 Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	180,931	$285.97 to $7,994.25	$147,435,373	0.91%	0.00% to 0.75%	6.64% to 7.44%
Gartmore GVIT Money Market Fund Class IV	252,986	$153.86 to $2,936.04	$48,229,509	2.78%	0.00% to 0.75%	2.05% to 2.82%
Gartmore GVIT Government Bond Fund Class IV	79,485	$219.66 to $4,827.11	$25,641,945	3.70%	0.00% to 0.75%	2.41% to 3.17%
JP Morgan GVIT Balanced Fund Class IV	64,125	$265.64 to $4,070.96	$37,680,892	2.08%	0.35% to 0.75%	1.86% to 2.26%
Gartmore GVIT Mid Cap Growth Fund Class IV	107,547	$440.20 to $6,615.81	$72,034,687	0.00%	0.60% to 0.75%	9.00% to 9.16%
Dreyfus GVIT International Value Fund Class IV	106,745	$309.50 to $3,161.42	$49,858,746	1.24%	0.60% to 0.75%	11.14% to 11.30%
Gartmore GVIT Growth Fund Class IV	206,946	$96.54 to $976.56	$26,631,211	0.08%	0.60% to 0.75%	5.71% to 5.87%
Van Kampen GVIT Comstock Value — Class IV	160,028	$132.05 to $1,335.79	$29,311,367	1.64%	0.60% to 0.75%	3.58% to 3.74%
Gartmore GVIT Small Company Fund Class IV	163,430	$145.44 to $1,471.20	$30,196,507	0.00%	0.60% to 0.75%	11.48% to 11.65%
Gartmore GVIT Small Cap Value Fund Class IV	176,842	$150.43 to $1,521.74	$35,271,237	0.06%	0.60% to 0.75%	2.30% to 2.45%
Gartmore GVIT Equity 500 Index Fund Class IV	488,766	$306.83 to $3,125.99	$194,582,457	1.60%	0.60% to 0.75%	3.97% to 4.12%
Gartmore GVIT Government Bond Fund Class I	3,214	$107.86	$346,638	3.88%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	14,900	$153.26 to $1,551.52	$2,295,653	2.08%	0.60% to 0.75%	7.13% to 7.29%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,899	$113.51 to $1,129.08	$331,408	2.84%	0.60% to 0.75%	2.54% to 2.69%
Gartmore GVIT Investor Destinations Moderate Fund Class II	68,395	$132.51 to $1,328.81	$9,331,048	2.38%	0.60% to 0.75%	4.56% to 4.72%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	76,925	$144.40 to $1,457.19	$11,457,284	2.21%	0.60% to 0.75%	6.27% to 6.43%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	8,852	$122.94 to $1,226.67	$1,180,073	2.63%	0.60% to 0.75%	3.71% to 3.86%
Gartmore GVIT Emerging Markets Fund Class I	2,726	$253.06 to $2,540.74	$1,290,632	0.56%	0.60% to 0.75%	31.65% to 31.85%
Dreyfus GVIT Mid Cap Index Fund Class I	17,840	$167.83 to $1,685.06	$3,355,812	1.07%	0.60% to 0.75%	11.26% to 11.43%
Federated GVIT High Income Bond Fund Class I	6,710	$122.85 to $1,233.42	$1,112,049	7.68%	0.60% to 0.75%	1.62% to 1.77%
Gartmore GVIT Global Financial Services Fund Class I	1,253	$177.36 to $1,780.72	$326,653	2.03%	0.60% to 0.75%	10.32% to 10.49%
Gartmore GVIT Global Health Sciences Fund Class I	2,685	$144.22 to $1,447.93	$971,300	0.00%	0.60% to 0.75%	7.63% to 7.79%
Gartmore GVIT Global Technology and Communications Fund Class I	1,133	$141.87 to $1,424.42	$176,571	0.00%	0.60% to 0.75%	-1.26% to -1.11%
Gartmore GVIT Global Utilities Fund Class I	981	$162.86 to $1,635.15	$375,256	2.25%	0.60% to 0.75%	5.60% to 5.75%
Gartmore GVIT Small Cap Growth Fund Class I	6,754	$151.76 to $1,523.66	$1,049,465	0.00%	0.60% to 0.75%	7.29% to 7.45%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT U.S. Growth Leaders Fund Class I	6,666	$165.37 to $1,660.34	$1,302,141	0.00%	0.60% to 0.75%	11.13% to 11.29%
Van Kampen GVIT Multi Sector Bond Fund Class I	9,714	$113.44 to $1,138.98	$1,368,395	3.95%	0.60% to 0.75%	1.42% to 1.57%
Dreyfus GVIT International Value Fund Class III	142,685	$128.58 to $1,288.99	$22,396,340	1.36%	0.60% to 0.75%	11.22% to 11.39%
Gartmore GVIT Emerging Markets Fund Class III	13,678	$155.54 to $155.80	$2,128,827	0.54%	0.65% to 0.75%	31.67% to 31.80%
Gartmore GVIT Global Financial Services Fund Class III	3,758	$129.58 to $129.80	$487,326	2.34%	0.65% to 0.75%	10.34% to 10.45%
Gartmore GVIT Global Health Sciences Fund Class III	4,921	$106.49 to $106.66	$524,450	0.00%	0.65% to 0.75%	7.62% to 7.72%
Gartmore GVIT Global Technology and Communications Fund Class III	6,525	$107.64 to $107.82	$702,733	0.00%	0.65% to 0.75%	-1.25% to -1.16%
Gartmore GVIT Global Utilities Fund Class III	7,071	$133.89 to $134.11	$947,713	2.32%	0.65% to 0.75%	5.69% to 5.79%
Federated GVIT High Income Bond — Class III	2,418	$104.89 to $104.95	$253,481	6.50%	0.65% to 0.75%	4.89% to 4.95%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	25,062	$292.43 to $4,629.79	$11,819,715	1.54%	0.60% to 1.00%	1.58% to 1.99%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	336,566	$315.99 to $3,219.28	$146,730,412	1.64%	0.60% to 0.75%	5.08% to 5.23%
Fidelity VIP Growth Portfolio Initial Class	502,778	$266.59 to $2,716.00	$182,818,370	0.51%	0.60% to 0.75%	5.01% to 5.17%
Fidelity VIP High Income Portfolio Initial Class	91,495	$155.27 to $1,630.65	$19,080,223	14.96%	0.60% to 0.75%	1.94% to 2.09%
Fidelity VIP Overseas Portfolio Initial Class	130,400	$194.06 to $1,974.80	$37,349,783	0.70%	0.60% to 0.75%	18.16% to 18.34%
Fidelity VIP Overseas Portfolio Initial Class R	137,020	$131.22 to $1,315.47	$21,341,056	0.60%	0.60% to 0.75%	18.23% to 18.40%
Fidelity VIP Investment Grade Bond Portfolio Service Class	8,327	$110.06	$916,473	3.11%	0.75%	1.32%
Fidelity VIP Equity-Income Portfolio Service Class	11,468	$143.51	$1,645,778	1.07%	0.75%	4.97%
Fidelity VIP Growth Portfolio Service Class	8,095	$134.34	$1,087,517	0.31%	0.75%	4.89%
Fidelity VIP Overseas Portfolio Service Class	1,304	$184.05	$239,921	0.59%	0.75%	18.09%
Fidelity VIP Overseas Portfolio Service Class R	6,705	$130.98	$878,406	0.37%	0.75%	18.04%
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	138,727	$211.91 to $2,158.94	$43,992,466	2.76%	0.60% to 0.75%	3.27% to 3.42%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP II Investment Grade Bond Portfolio Initial Class	199,063	$194.77 to $1,982.01	$47,170,260	3.59%	0.60% to 0.75%	1.43% to 1.58%
Fidelity VIP II Contrafund Portfolio Initial Class	365,088	$270.14 to $2,740.88	$131,865,992	0.29%	0.60% to 0.75%	16.07% to 16.24%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	49,974	$203.63 to $2,044.44	$12,334,023	0.00%	0.60% to 0.75%	17.32% to 17.50%
Fidelity VIP III Value Strategies Portfolio Service Class	11,040	$171.27 to $1,719.52	$2,189,379	0.00%	0.60% to 0.75%	1.79% to 1.94%
Fidelity Variable Insurance Products Fund IV:
Fidelity VIP Natural Resources Portfolio — Service Class 2	2,430	$134.47 to $134.56	$326,843	0.85%	0.65% to 0.75%	34.47% to 34.56%	(a)
Fidelity VIP Freedom Fund 2010 Portfolio — Service Class	1,252	$107.52 to $107.60	$134,721	0.52%	0.65% to 0.75%	7.52% to 7.60%	(a)
Fidelity VIP Freedom Fund 2020 Portfolio — Service Class	2,865	$110.64 to $110.71	$317,008	0.74%	0.65% to 0.75%	10.64% to 10.71%	(a)
Fidelity VIP Freedom Fund 2030 Portfolio — Service Class	730	$112.74 to $112.81	$82,365	0.90%	0.65% to 0.75%	12.74% to 12.81%	(a)
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,241	$155.71 to $1,584.62	$16,000,795	2.86%	0.60% to 0.75%	0.69% to 0.84%
Neuberger Berman AMT Partners Portfolio	173,411	$133.66 to $2,760.10	$33,087,823	0.95%	0.60% to 0.75%	17.17% to 17.34%
Neuberger Berman AMT Fasciano Portfolio Class S	5,560	$142.27 to $1,428.38	$958,881	0.00%	0.60% to 0.75%	2.13% to 2.28%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	3,023	$160.18 to $1,608.26	$541,510	0.00%	0.60% to 0.75%	12.89% to 13.06%
Neuberger Berman AMT Socially Responsive Portfolio	4,176	$146.83 to $1,474.17	$748,034	0.00%	0.60% to 0.75%	6.06% to 6.22%
Neuberger Berman AMT International Portfolio — Class S	616	$116.92 to $117.00	$72,003	0.16%	0.65% to 0.75%	16.92% to 17.00%	(a)
Neuberger Berman AMT Regency Portfolio — Class S	214	$116.04 to $116.12	$24,775	0.00%	0.65% to 0.75%	16.04% to 16.12%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	19,420	$176.31 to $1,794.23	$5,372,232	7.44%	0.60% to 0.75%	-3.75% to -3.61%
Van Eck Worldwide Hard Assets Fund Initial Class	16,311	$265.62 to $2,703.06	$7,706,734	0.32%	0.60% to 0.75%	50.54% to 50.77%
Van Eck Worldwide Emerging Markets Fund Initial Class	78,073	$176.56 to $1,791.42	$22,869,649	0.82%	0.60% to 0.75%	31.01% to 31.21%
Van Eck Worldwide Real Estate Fund Initial Class	15,785	$210.54 to $2,129.71	$4,701,955	2.21%	0.60% to 0.75%	20.11% to 20.29%
Van Eck Worldwide Bond Fund Class R	20,782	$108.10 to $1,083.66	$2,771,982	5.62%	0.60% to 0.75%	-3.83% to -3.69%
Van Eck Worldwide Hard Assets Fund Class R	19,315	$188.44 to $1,889.04	$4,724,798	0.22%	0.60% to 0.75%	50.49% to 50.71%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Van Eck Worldwide Emerging Markets Fund Class R	48,585	$165.76 to $1,661.75	$10,258,252	0.66%	0.60% to 0.75%	30.88% to 31.08%
Van Eck Worldwide Real Estate Fund Class R	21,899	$154.98 to $1,553.66	$4,031,485	1.53%	0.60% to 0.75%	20.11% to 20.29%
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	220,956	$117.56 to $1,192.76	$34,011,465	0.00%	0.60% to 0.75%	16.01% to 16.18%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	—	$53.03 to $534.29	—	0.00%	0.60% to 0.75%	-5.59% to - 5.55%	(c)
Wells Fargo Advantage Variable Trust Funds
Wells Fargo Advantage Discovery Fund VT	151,219	$61.11 to $616.31	$9,712,121	0.00%	0.60% to 0.75%	15.23% to 15.35%	(c)
Wells Fargo Opportunity Fund VT	64,603	$117.78 to $1,187.83	$8,255,270	0.00%	0.60% to 0.75%	7.08% to 7.24%	(d)
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	30,098	$110.48 to $1,110.93	$3,629,774	0.02%	0.60% to 0.75%	3.60% to 3.76%
Dreyfus Developing Leaders Portfolio Initial Shares	1,172	$148.97 to $1,495.62	$247,116	0.00%	0.60% to 0.75%	5.01% to 5.17%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	24,462	$171.81 to $1,739.50	$4,455,409	0.00%	0.60% to 0.75%	6.43% to 6.59%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	61,753	$139.16 to $1,397.16	$9,252,054	1.66%	0.60% to 0.75%	3.91% to 4.07%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	3,969	$128.55 to $1,292.55	$873,158	1.11%	0.60% to 0.75%	12.41% to 12.58%
American Century VP Ultra Fund Class I	16,999	$111.54 to $1,121.54	$2,016,032	0.00%	0.60% to 0.75%	1.40% to 1.56%
American Century VP Value Fund Class I	48,615	$132.29 to $1,330.18	$7,102,333	0.73%	0.60% to 0.75%	4.25% to 4.41%
American Century VP Income and Growth Fund Class I	9,347	$141.60 to $1,453.27	$1,477,346	1.89%	0.60% to 0.75%	3.85% to 4.01%
American Century VP International Fund Class III	8,446	$127.07 to $127.28	$1,073,967	0.89%	0.65% to 0.75%	12.26% to 12.37%
American Century VP Mid Cap Value Fund — Class I	343	$112.66 to $112.74	$38,665	1.18%	0.65% to 0.75%	12.66% to 12.74%	(a)
American Century VP Vista Fund — Class I	144	$114.07 to $114.14	$16,429	0.00%	0.65% to 0.75%	14.07% to 14.14%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	14,308	$108.74 to $1,091.81	$1,804,271	4.39%	0.60% to 0.75%	0.80% to 0.95%
Janus Aspen Series:
Janus Aspen Forty Portfolio Service Shares	15,883	$137.04 to $1,377.94	$2,448,698	0.01%	0.60% to 0.75%	11.72% to 11.88%
Janus Aspen International Growth Portfolio Service Shares	5,119	$160.06 to $1,609.46	$1,257,866	1.09%	0.60% to 0.75%	30.96% to 31.15%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Janus Aspen Global Technology Portfolio Service Shares	2,605	$114.32 to $1,149.50	$305,529	0.00%	0.60% to 0.75%	10.72% to 10.88%
Janus Aspen Balanced Portfolio Service Shares	5,107	$126.06 to $1,265.66	$795,226	2.05%	0.60% to 0.75%	6.86% to 7.02%
Janus Aspen Risk Managed Core Portfolio Service Shares	743	$157.11 to $1,577.35	$162,396	1.43%	0.60% to 0.75%	10.09% to 10.25%
Janus Aspen International Growth Portfolio Service II Shares	5,838	$149.90 to $150.15	$875,717	1.14%	0.65% to 0.75%	31.03% to 31.16%
Janus Aspen Global Technology Portfolio Service II Shares	1,389	$116.38 to $116.57	$161,721	0.00%	0.65% to 0.75%	10.50% to 10.61%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	36,163	$115.00 to $1,156.38	$4,425,073	0.85%	0.60% to 0.75%	4.32% to 4.47%
Oppenheimer Global Securities Fund VA Initial Class	12,525	$148.17 to $1,489.88	$2,747,732	1.05%	0.60% to 0.75%	13.46% to 13.63%
Oppenheimer Main Street Fund VA Initial Class	19,483	$117.34 to $1,179.93	$2,677,128	1.28%	0.60% to 0.75%	5.19% to 5.34%
Oppenheimer High Income Fund VA Initial Class	5,853	$122.20 to $1,226.86	$794,283	6.19%	0.60% to 0.75%	1.55% to 1.70%
Oppenheimer Main Street Small Cap Fund VA Initial Class	7,147	$178.47 to $1,791.80	$1,488,022	0.00%	0.60% to 0.75%	9.10% to 9.26%
Oppenheimer Global Securities Fund/ VA Class III	45,095	$131.66 to $131.88	$5,940,612	0.82%	0.65% to 0.75%	13.49% to 13.60%
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	15,003	$150.43 to $1,510.36	$2,540,277	0.08%	0.60% to 0.75%	4.95% to 5.11%
AIM V.I. Capital Appreciation Fund Series I	2,030	$140.98 to $1,415.45	$286,635	0.09%	0.60% to 0.75%	8.02% to 8.19%
AIM V.I. Capital Development Fund Series I	2,102	$161.43 to $1,620.77	$463,965	0.00%	0.60% to 0.75%	8.79% to 8.95%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	19,395	$108.35 to $1,051.64	$2,220,225	2.98%	0.60% to 0.75%	0.54% to 0.69%
Federated American Leaders Fund II Primary Shares	597	$142.38 to $1,429.53	$84,882	2.06%	0.60% to 0.75%	4.24% to 4.40%
Federated Capital Appreciation Fund II Primary Shares	788	$129.31 to $1,298.29	$122,669	1.07%	0.60% to 0.75%	1.15% to 1.31%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	34,003	$177.08 to $1,777.85	$6,889,528	0.86%	0.60% to 0.75%	8.18% to 8.34%
Franklin Rising Dividends Securities Fund Class I	61,187	$139.14 to $1,397.00	$9,574,564	0.96%	0.60% to 0.75%	2.91% to 3.06%
Templeton Foreign Securities Fund Class I	5,324	$170.81 to $1,714.94	$1,603,003	1.31%	0.60% to 0.75%	9.65% to 9.82%
Templeton Developing Markets Securities Fund — Class 3	4,063	$127.41 to $127.49	$517,685	0.07%	0.65% to 0.75%	27.41% to 27.49%	(a)
Templeton Global Income Securities Fund — Class 3	1,674	$98.32 to $98.39	$164,647	1.28%	0.65% to 0.75%	-1.68% to - 1.61%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2005			For the Year Ended December 31, 2005

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

AllianceBernstein Variable Products Series Fund Inc:
AllianceBernstein Growth and Income Portfolio Class A	25,189	$142.55 to $1,431.21	$3,838,046	1.45%	0.60% to 0.75%	4.09% to 4.24%
AllianceBernstein Small/ Mid Cap Value Portfolio Class A	12,590	$172.49 to $1,731.84	$2,464,073	0.68%	0.60% to 0.75%	6.12% to 6.28%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	5,019	$129.70 to $1,302.17	$696,805	0.36%	0.60% to 0.75%	3.71% to 3.87%
MFS Value Series Initial Class	14,577	$148.93 to $1,495.29	$2,525,353	0.78%	0.60% to 0.75%	5.87% to 6.02%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	2,559	$142.40 to $1,429.72	$365,035	1.23%	0.60% to 0.75%	4.44% to 4.60%
Putnam VT International Equity Fund Class IB	885	$163.55 to $1,642.09	$309,159	1.44%	0.60% to 0.75%	11.36% to 11.53%
Putnam VT Voyager Fund Class IB	3,939	$128.99 to $1,295.05	$981,059	0.66%	0.60% to 0.75%	4.91% to 5.06%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	8,568	$137.29	$1,176,354	1.99%	0.95%	3.16%
Vanguard Total Bond Market Index Portfolio	6,477	$108.74	$704,467	3.25%	0.95%	1.44%
Vanguard High Yield Bond Portfolio	4,203	$124.72	$524,177	7.28%	0.95%	1.78%
Vanguard Mid Cap Index Portfolio	7,819	$173.17	$1,353,960	0.78%	0.95%	12.90%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	9,174	$109.10 to $1,095.42	$1,127,287	3.50%	0.60% to 0.75%	3.44% to 3.59%
Van Kampen Emerging Markets Debt Portfolio Class I	1,667	$138.23 to $1,387.79	$365,662	7.53%	0.60% to 0.75%	11.41% to 11.58%
Van Kampen U.S. Real Estate Portfolio Class I	21,075	$202.17 to $2,029.80	$4,713,181	1.18%	0.60% to 0.75%	16.18% to 16.35%
T Rowe Price
T Rowe Price Blue Chip Growth Portfolio — Class II	2,658	$112.59 to $112.66	$299,227	0.28%	0.65% to 0.75%	12.59% to 12.66%	(a)
T Rowe Price Equity Income Portfolio — Class II	8,420	$105.84 to $105.91	$891,372	1.62%	0.65% to 0.75%	5.84% to 5.91%	(a)
T Rowe Price Limited Term Bond Portfolio — Class II	564	$100.77 to $100.84	$56,684	2.10%	0.65% to 0.75%	0.77% to 0.84%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund Class IV	196,949	$268.17 to $7,440.70	148,990,742	1.28%	0.00% to 0.75%	8.93% to 9.75%
Gartmore GVIT Money Market Fund Class IV	271,364	$150.76 to $2,855.40	50,204,139	0.92%	0.00% to 0.75%	0.18% to 0.94%
Gartmore GVIT Government Bond Fund Class IV	80,349	$214.50 to $4,678.58	25,450,982	5.48%	0.00% to 0.75%	2.49% to 3.27%
JP Morgan GVIT Balanced Fund Class IV	68,429	$260.80 to $3,980.82	38,598,170	2.01%	0.35% to 0.75%	7.73% to 8.16%
Gartmore GVIT Mid Cap Growth Fund Class IV	117,490	$403.85 to $6,060.46	71,047,981	0.00%	0.60% to 0.75%	14.47% to 14.64%
Dreyfus GVIT International Value Fund Class IV	125,900	$278.49 to $2,840.40	52,430,593	2.30%	0.60% to 0.75%	19.14% to 19.32%
Gartmore GVIT Growth Fund Class IV	225,104	$91.33 to $922.44	27,251,767	0.33%	0.60% to 0.75%	7.35% to 7.51%
Comstock GVIT Value Fund Class IV	161,859	$127.49 to $1,287.69	28,533,228	1.33%	0.60% to 0.75%	16.54% to 16.72%
Gartmore GVIT Small Company Fund Class IV	182,925	$130.46 to $1,317.73	30,071,390	0.00%	0.60% to 0.75%	18.13% to 18.31%
Gartmore GVIT Small Cap Value Fund Class IV	189,197	$147.05 to $1,485.29	36,643,867	0.00%	0.60% to 0.75%	16.42% to 16.60%
Gartmore GVIT Equity 500 Index Fund Class IV	525,044	$295.12 to $3,002.19	201,807,031	2.71%	0.60% to 0.75%	9.76% to 9.93%
Gartmore GVIT Government Bond Fund Class I	1,934	$105.24	203,502	5.48%	0.75%	2.49%
Gartmore GVIT Investor Destinations Aggressive Fund Class II	9,680	$143.06 to $1,446.14	1,391,244	1.75%	0.60% to 0.75%	13.17% to 13.34%
Gartmore GVIT Investor Destinations Conservative Fund Class II	2,462	$110.71 to $1,099.50	274,990	1.78%	0.60% to 0.75%	3.87% to 4.03%
Gartmore GVIT Investor Destinations Moderate Fund Class II	40,617	$126.73 to $1,268.97	5,361,774	2.24%	0.60% to 0.75%	8.72% to 8.88%
Gartmore GVIT Investor Destinations Moderately Aggressive Fund Class II	48,687	$135.87 to $1,369.11	6,775,636	2.00%	0.60% to 0.75%	11.26% to 11.42%
Gartmore GVIT Investor Destinations Moderately Conservative Fund Class II	7,325	$118.01 to $1,181.05	934,061	2.59%	0.60% to 0.75%	6.36% to 6.52%
Gartmore GVIT Emerging Markets Fund Class I	3,501	$192.22 to $1,927.06	886,108	1.05%	0.60% to 0.75%	19.84% to 20.02%
Dreyfus GVIT Mid Cap Index Fund Class I	11,798	$150.84 to $1,512.21	2,079,725	0.58%	0.60% to 0.75%	14.87% to 15.04%
Federated GVIT High Income Bond Fund Class I	6,739	$120.89 to $1,211.98	1,080,967	7.64%	0.60% to 0.75%	9.27% to 9.44%
Gartmore GVIT Global Financial Services Fund Class I	1,646	$160.77 to $1,611.68	277,605	1.35%	0.60% to 0.75%	20.09% to 20.27%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT Global Health Sciences Fund Class I	2,624	$133.99 to $1,343.25	830,411	0.00%	0.60% to 0.75%	7.05% to 7.21%
Gartmore GVIT Global Technology and Communications Fund Class I	1,954	$143.68 to $1,440.41	296,091	0.00%	0.60% to 0.75%	3.53% to 3.69%
Gartmore GVIT Global Utilities Fund Class I	803	$154.23 to $1,546.19	209,397	1.48%	0.60% to 0.75%	29.00% to 29.19%
Gartmore GVIT Small Cap Growth Fund Class I	5,900	$141.45 to $1,418.07	874,492	0.00%	0.60% to 0.75%	12.57% to 12.74%
Gartmore GVIT U.S. Growth Leaders Fund Class I	3,485	$148.81 to $1,491.84	660,354	0.00%	0.60% to 0.75%	11.57% to 11.74%
Van Kampen GVIT Multi Sector Bond Fund Class I	7,900	$111.86 to $1,121.37	1,069,201	4.99%	0.60% to 0.75%	5.74% to 5.90%
Dreyfus GVIT International Value Fund Class III	102,795	$115.61 to $1,157.24	14,007,884	0.85%	0.60% to 0.75%	15.61% to 15.72%	(a)
Gartmore GVIT Emerging Markets Fund Class III	6,238	$118.13 to $118.21	737,078	1.54%	0.65% to 0.75%	18.13% to 18.21%	(a)
Gartmore GVIT Global Financial Services Fund Class III	561	$117.43 to $117.51	65,870	1.35%	0.65% to 0.75%	17.43% to 17.51%	(a)
Gartmore GVIT Global Health Sciences Fund Class III	1,842	$98.95 to $99.02	182,295	0.00%	0.65% to 0.75%	-1.05% to - 0.98%	(a)
Gartmore GVIT Global Technology and Communications Fund Class III	3,563	$109.01 to $109.08	388,537	0.00%	0.65% to 0.75%	9.01% to 9.08%	(a)
Gartmore GVIT Global Utilities Fund Class III	2,258	$126.69 to $126.77	286,235	1.42%	0.65% to 0.75%	26.69% to 26.77%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
Zero Coupon Bond Series Fund	26,566	$287.89 to $4,539.64	12,325,976	0.00%	0.60% to 1.00%	-0.01% to 0.39%
Fidelity Variable Insurance Products Fund:
Fidelity VIP Equity-Income Portfolio Initial Class	366,652	$300.72 to $3,059.17	151,069,715	1.53%	0.60% to 0.75%	10.70% to 10.86%
Fidelity VIP Growth Portfolio Initial Class	559,541	$253.87 to $2,582.55	192,438,305	0.27%	0.60% to 0.75%	2.61% to 2.76%
Fidelity VIP High Income Portfolio Initial Class	108,255	$152.33 to $1,597.29	21,748,496	8.62%	0.60% to 0.75%	8.77% to 8.94%
Fidelity VIP Overseas Portfolio Initial Class	164,496	$164.23 to $1,668.81	38,859,321	1.24%	0.60% to 0.75%	12.79% to 12.96%
Fidelity VIP Overseas Portfolio Initial Class R	113,387	$110.99 to $1,111.02	14,497,940	0.00%	0.60% to 0.75%	10.99% to 11.10%	(a)
Fidelity VIP Investment Grade Bond Portfolio Service Class	6,188	$108.63	672,164	2.93%	0.75%	3.54%
Fidelity VIP Equity-Income Portfolio Service Class	5,950	$136.72	813,534	0.52%	0.75%	10.55%
Fidelity VIP Growth Portfolio Service Class	5,452	$128.08	698,296	0.10%	0.75%	2.49%
Fidelity VIP Overseas Portfolio Service Class	1,482	$155.86	230,920	0.94%	0.75%	12.64%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Fidelity VIP Overseas Portfolio Service Class R	2,905	$110.96	322,400	0.00%	0.75%	10.96%	(a)
Fidelity Variable Insurance Products Fund II:
Fidelity VIP II Asset Manager Portfolio Initial Class	157,168	$205.20 to $2,087.47	47,476,280	2.72%	0.60% to 0.75%	4.68% to 4.84%
Fidelity VIP II Investment Grade Bond Portfolio Initial Class	192,103	$192.02 to $1,951.14	46,034,857	4.11%	0.60% to 0.75%	3.67% to 3.83%
Fidelity VIP II Contrafund Portfolio Initial Class	371,697	$232.75 to $2,357.96	114,652,659	0.33%	0.60% to 0.75%	14.61% to 14.79%
Fidelity Variable Insurance Products Fund III:
Fidelity VIP III Mid Cap Portfolio Service Class	36,442	$173.56 to $1,739.97	7,590,164	0.00%	0.60% to 0.75%	23.84% to 24.03%
Fidelity VIP III Value Strategies Portfolio Service Class	11,641	$168.25 to $1,686.75	2,540,271	0.00%	0.60% to 0.75%	13.14% to 13.31%
Neuberger Berman Advisers Management Trust:
Neuberger Berman AMT Limited Maturity Bond Portfolio Class I	82,568	$154.65 to $1,571.45	16,075,368	3.63%	0.60% to 0.75%	0.03% to 0.18%
Neuberger Berman AMT Partners Portfolio	186,553	$114.08 to $2,352.19	29,576,931	0.01%	0.60% to 0.75%	18.09% to 18.26%
Neuberger Berman AMT Fasciano Portfolio Class S	5,642	$139.30 to $1,396.50	956,675	0.00%	0.60% to 0.75%	11.04% to 11.21%
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	2,424	$141.89 to $1,422.45	378,771	0.00%	0.60% to 0.75%	15.44% to 15.61%
Neuberger Berman AMT Socially Responsive Portfolio	1,499	$138.44 to $1,387.85	322,367	0.00%	0.60% to 0.75%	12.43% to 12.60%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Fund Initial Class	23,921	$183.19 to $1,861.44	6,542,406	9.29%	0.60% to 0.75%	8.34% to 8.50%
Van Eck Worldwide Hard Assets Fund Initial Class	17,875	$176.44 to $1,792.88	5,244,487	0.41%	0.60% to 0.75%	23.30% to 23.49%
Van Eck Worldwide Emerging Markets Fund Initial Class	93,763	$134.77 to $1,365.32	20,806,544	0.59%	0.60% to 0.75%	24.95% to 25.14%
Van Eck Worldwide Real Estate Fund Initial Class	20,261	$175.29 to $1,770.53	4,739,271	1.57%	0.60% to 0.75%	35.19% to 35.40%
Van Eck Worldwide Bond Fund Class R	15,037	$112.41 to $1,125.19	1,890,358	0.00%	0.60% to 0.75%	12.41% to 12.52%	(a)
Van Eck Worldwide Hard Assets Fund Class R	13,300	$125.22 to $1,253.42	1,942,521	0.00%	0.60% to 0.75%	25.22% to 25.34%	(a)
Van Eck Worldwide Emerging Markets Fund Class R	40,952	$126.65 to $1,267.77	6,224,264	0.00%	0.60% to 0.75%	26.65% to 26.78%	(a)
Van Eck Worldwide Real Estate Fund Class R	13,922	$129.03 to $1,291.57	2,156,401	0.00%	0.60% to 0.75%	29.03% to 29.16%	(a)
The Alger American Fund:
Alger American Small Capitalization Portfolio Class O Shares	240,324	$101.33 to $1,026.62	31,495,575	0.00%	0.60% to 0.75%	15.70% to 15.87%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II Investor Class	160,674	$56.17 to $565.67	9,552,388	0.00%	0.60% to 0.75%	18.27% to 18.44%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II Investor Class	78,790	$109.99 to $1,107.63	9,433,245	0.00%	0.60% to 0.75%	17.34% to 17.51%
Dreyfus Variable Investment Fund:
Dreyfus Appreciation Portfolio Initial Shares	24,941	$106.64 to $1,070.72	2,879,968	1.89%	0.60% to 0.75%	4.26% to 4.42%
Dreyfus Developing Leaders Portfolio Initial Shares	1,334	$141.85 to $1,422.10	234,394	0.25%	0.60% to 0.75%	10.51% to 10.67%
Dreyfus Investment Portfolios:
Dreyfus Small Cap Stock Index Portfolio Service Shares	17,019	$161.42 to $1,631.90	2,980,808	0.45%	0.60% to 0.75%	20.97% to 21.16%
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund Initial Shares	41,223	$133.92 to $1,342.56	6,128,241	2.15%	0.60% to 0.75%	9.81% to 9.98%
American Century Variable Portfolios, Inc.:
American Century VP International Fund Class I	4,861	$114.35 to $1,148.13	725,999	0.58%	0.60% to 0.75%	14.07% to 14.24%
American Century VP Ultra Fund Class I	13,059	$109.99 to $1,104.35	1,521,673	0.00%	0.60% to 0.75%	9.85% to 10.01%
American Century VP Value Fund Class I	33,418	$126.89 to $1,274.03	4,856,439	0.98%	0.60% to 0.75%	13.48% to 13.65%
American Century VP Income and Growth Fund Class I	8,225	$136.35 to $1,397.29	1,220,343	1.09%	0.60% to 0.75%	12.15% to 12.32%
American Century VP International Fund Class III	5,088	$113.19 to $113.27	576,126	0.00%	0.65% to 0.75%	13.19% to 13.27%	(a)
American Century Variable Portfolios II, Inc.:
American Century VP Inflation Protection Fund Class II	10,112	$107.88 to $1,081.48	1,163,323	3.32%	0.60% to 0.75%	5.02% to 5.18%
Janus Aspen Series:
Janus Aspen Capital Appreciation Portfolio Service Shares	12,839	$122.66 to $1,231.57	1,706,618	0.03%	0.60% to 0.75%	17.09% to 17.26%
Janus Aspen International Growth Portfolio Service Shares	5,556	$122.23 to $1,227.17	717,229	0.84%	0.60% to 0.75%	17.8% to 17.98%
Janus Aspen Global Technology Portfolio Service Shares	3,169	$103.25 to $1,036.66	354,583	0.00%	0.60% to 0.75%	-0.19% to -0.04%
Janus Aspen Balanced Portfolio Service Shares	4,775	$117.97 to $1,182.65	776,451	2.32%	0.60% to 0.75%	7.48% to 7.65%
Janus Aspen Risk Managed Core Portfolio Service Shares	487	$142.71 to $1,430.7	102,404	1.99%	0.60% to 0.75%	16.59% to 16.76%
Janus Aspen International Growth Portfolio Service II Shares	2,868	$114.40 to $114.47	328,151	0.64%	0.65% to 0.75%	14.4% to 14.47%	(a)
Janus Aspen Global Technology Portfolio Service II Shares	725	$105.32 to $105.39	76,312	0.00%	0.65% to 0.75%	5.32% to 5.39%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund VA Initial Class	30,951	$110.25 to $1,106.88	3,670,077	0.23%	0.60% to 0.75%	6.14% to 6.3%
Oppenheimer Global Securities Fund VA Initial Class	14,246	$130.60 to $1,311.22	2,469,922	1.40%	0.60% to 0.75%	18.27% to 18.45%
Oppenheimer Main Street Fund VA Initial Class	16,479	$111.56 to $1,120.07	2,255,655	0.77%	0.60% to 0.75%	8.64% to 8.8%
Oppenheimer High Income Fund VA Initial Class	4,614	$120.33 to $1,206.31	637,680	4.83%	0.60% to 0.75%	8.15% to 8.31%
Oppenheimer Main Street Small Cap Fund VA Initial Class	5,183	$163.58 to $1,639.87	1,029,299	0.00%	0.60% to 0.75%	18.53% to 18.71%
Oppenheimer Global Securities Fund/ VA Class III	25,810	$116.02 to $116.09	2,995,079	0.00%	0.65% to 0.75%	16.02% to 16.09%	(a)
AIM Variable Insurance Funds:
AIM V.I. Basic Value Fund Series I	17,298	$143.34 to $1,436.99	2,690,650	0.00%	0.60% to 0.75%	10.24% to 10.41%
AIM V.I. Capital Appreciation Fund Series I	720	$130.51 to $1,308.34	94,116	0.00%	0.60% to 0.75%	5.83% to 5.99%
AIM V.I. Capital Development Fund Series I	2,451	$148.39 to $1,487.61	431,652	0.00%	0.60% to 0.75%	14.64% to 14.81%
Federated Insurance Series:
Federated Quality Bond Fund II Primary Shares	11,823	$104.35 to $1,044.40	1,371,751	3.27%	0.60% to 0.75%	2.85% to 3.00%
Federated American Leaders Fund II Primary Shares	467	$136.59 to $1,369.34	63,671	1.22%	0.60% to 0.75%	8.96% to 9.12%
Federated Capital Appreciation Fund II Primary Shares	835	$127.83 to $1,281.55	106,720	0.48%	0.60% to 0.75%	6.59% to 6.75%
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund Class I	22,889	$163.69 to $1,641.03	4,509,111	0.24%	0.60% to 0.75%	23.16% to 23.35%
Franklin Rising Dividends Securities Fund Class I	42,426	$135.21 to $1,355.47	6,747,251	0.59%	0.60% to 0.75%	10.42% to 10.58%
Templeton Foreign Securities Fund Class I	5,670	$155.77 to $1,561.64	1,342,404	1.34%	0.60% to 0.75%	17.98% to 18.16%
Franklin Templeton Variable Insurance Products Trust:
AllianceBernstein Growth and Income Portfolio Class A	18,410	$136.96 to $1,372.98	2,915,703	0.87%	0.60% to 0.75%	10.63% to 10.80%
AllianceBernstein Small Cap Value Portfolio Class A	8,356	$162.55 to $1,629.57	1,562,996	0.22%	0.60% to 0.75%	18.41% to 18.59%
MFS Variable Insurance Trust:
MFS Investors Growth Stock Series Initial Class	4,011	$125.06 to $1,253.71	550,065	0.00%	0.60% to 0.75%	8.37% to 8.53%
MFS Value Series Initial Class	14,385	$140.68 to $1,410.33	2,339,582	0.45%	0.60% to 0.75%	14.32% to 14.49%
Putnam Variable Trust:
Putnam VT Growth & Income Fund Class IB	1,191	$136.34 to $1,366.84	165,116	1.01%	0.60% to 0.75%	10.28% to 10.45%
Putnam VT International Equity Fund Class IB	955	$146.87 to $1,472.35	297,222	1.70%	0.60% to 0.75%	15.33% to 15.50%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2004			For the Year Ended December 31, 2004

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam VT Voyager Fund Class IB	2,733	$122.96 to $1,232.65	777,349	0.21%	0.60% to 0.75%	4.25% to 4.40%
Vanguard Variable Insurance Fund:
Vanguard Equity Income Portfolio	6,172	$133.09	821,499	1.24%	0.95%	12.25%
Vanguard Total Bond Market Index Portfolio	4,128	$107.20	442,482	3.52%	0.95%	3.22%
Vanguard High Yield Bond Portfolio	3,298	$122.54	404,091	4.53%	0.95%	7.50%
Vanguard Mid Cap Index Portfolio	4,286	$153.38	657,363	0.48%	0.95%	19.18%
Van Kampen — The Universal Institutional Funds, Inc.:
Van Kampen Core Plus Fixed Income Portfolio Class I	4,885	$105.48 to $1,057.43	579,942	3.75%	0.60% to 0.75%	3.59% to 3.74%
Van Kampen Emerging Markets Debt Portfolio Class I	1,732	$124.06 to $1,243.75	270,709	6.72%	0.60% to 0.75%	9.24% to 9.40%
Van Kampen U.S. Real Estate Portfolio Class I	14,908	$174.02 to $1,744.52	2,902,313	1.53%	0.60% to 0.75%	35.38% to 35.58%

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore Variable Insurance Trust:
Gartmore GVIT Nationwide Fund	213,714	$246.18 to $6,779.59	$148,333,837	1.19%	0.00% to 0.75%	26.51% to 27.47%	(b)
Gartmore GVIT Money Market Fund	296,367	$150.49 to $2,828.93	$55,967,286	0.74%	0.00% to 0.75%	-0.01% to 0.74%	(b)
Gartmore GVIT Government Bond Fund (Class IV)	75,037	$209.28 to $4,530.64	$24,247,532	7.75%	0.00% to 0.75%	2.41% to 3.18%	(b)
JP Morgan GVIT Balanced Fund	71,769	$242.08 to $3,680.35	$37,298,024	4.39%	0.35% to 0.75%	17.48% to 17.95%	(b)
Gartmore GVIT Mid Cap Growth Fund	122,176	$352.80 to $5,286.47	$64,810,824	0.00%	0.60% to 0.75%	37.77% to 37.98%	(b)
Dreyfus GVIT International Value Fund	168,170	$233.75 to $2,380.50	$56,528,319	2.54%	0.60% to 0.75%	37.48% to 37.69%	(b)
Gartmore GVIT Growth Fund	231,611	$85.07 to $857.99	$26,054,589	0.04%	0.60% to 0.75%	30.73% to 30.92%	(b)
Comstock GVIT Value Fund	162,374	$109.39 to $1,103.27	$24,148,796	1.51%	0.60% to 0.75%	30.48% to 30.68%	(b)
Gartmore GVIT Small Company Fund	192,737	$110.44 to $1,113.79	$26,817,376	0.00%	0.60% to 0.75%	43.96% to 44.17%	(b)
Gartmore GVIT Small Cap Value Fund	190,383	$126.31 to $1,273.85	$31,906,956	0.00%	0.60% to 0.75%	49.63% to 49.86%	(b)
Gartmore GVIT Equity 500 Index Fund	538,787	$268.87 to $2,731.07	$188,161,419	1.86%	0.60% to 0.75%	27.37% to 27.56%	(b)
Gartmore GVIT Government Bond Fund (Class I)	880	$102.68	$90,325	1.78%	0.75%	2.68%	(a)
Gartmore GVIT Investor Destinations Aggressive Fund	9,674	$126.41 to $1,275.88	$1,225,946	1.21%	0.60% to 0.75%	26.41% to 27.59%	(a)
Gartmore GVIT Investor Destinations Conservative Fund	6,061	$106.58 to $1,056.95	$667,371	2.03%	0.60% to 0.75%	5.69% to 6.58%	(a)
Gartmore GVIT Investor Destinations Moderate Fund	10,132	$116.57 to $1,165.47	$1,208,295	1.35%	0.60% to 0.75%	16.55% to 16.57%	(a)
Gartmore GVIT Investor Destinations Moderately Aggressive Fund	18,821	$122.13 to $1,228.76	$2,393,156	0.96%	0.60% to 0.75%	22.13% to 22.88%	(a)
Gartmore GVIT Investor Destinations Moderately Conservative Fund	1,729	$111.45 to $1,108.78	$192,693	1.59%	0.60% to 0.75%	10.88% to 11.45%	(a)
Gartmore GVIT Emerging Markets Fund	4,413	$160.40 to $1,605.59	$712,839	0.27%	0.60% to 0.75%	60.40% to 60.56%	(a)
Dreyfus GVIT Mid Cap Index Fund	4,848	$131.32 to $1,314.51	$811,369	0.34%	0.60% to 0.75%	31.32% to 31.45%	(a)
Federated GVIT High Income Bond Fund	4,386	$110.63 to $1,107.46	$612,240	5.60%	0.60% to 0.75%	10.63% to 10.75%	(a)
Gartmore GVIT Global Financial Services Fund	2,201	$133.87 to $1,340.06	$304,960	0.60%	0.60% to 0.75%	33.87% to 34.01%	(a)
Gartmore GVIT Global Health Sciences Fund	3,010	$125.16 to $1,252.87	$806,163	0.00%	0.60% to 0.75%	25.16% to 25.29%	(a)
Gartmore GVIT Global Technology and Communications Fund	3,023	$138.78 to $1,389.17	$421,347	0.00%	0.60% to 0.75%	38.78% to 38.92%	(a)
Gartmore GVIT Global Utilities Fund	256	$119.56 to $1,196.83	$30,760	0.48%	0.60% to 0.75%	19.56% to 19.68%	(a)
GVIT Small Cap Growth Fund	4,888	$125.66 to $1,257.86	$705,994	0.00%	0.60% to 0.75%	25.66% to 25.79%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Gartmore GVIT U.S. Growth Leaders Fund	3,096	$133.38 to $1,335.14	$519,168	0.00%	0.60% to 0.75%	33.38% to 33.51%	(a)
Van Kampen GVIT Multi Sector Bond Fund	5,508	$105.79 to $1,058.93	$731,628	3.86%	0.60% to 0.75%	5.79% to 5.89%	(a)
The Stripped (“Zero”) U.S. Treasury Securities Fund, Nationwide Provident Series A:
2006 Series	30,237	$287.92 to $4,522.06	$14,133,425	0.00%	0.60% to 1.00%	1.65% to 2.06%
Fidelity Variable Insurance Products Funds (Initial Class):
Equity-Income Portfolio	379,124	$271.66 to $2,759.43	$141,817,020	1.81%	0.60% to 0.75%	29.36% to 29.55%
Growth Portfolio	589,450	$247.42 to $2,513.19	$198,925,472	0.27%	0.60% to 0.75%	31.86% to 32.05%
High Income Portfolio	113,576	$140.04 to $1,466.25	$21,281,074	6.83%	0.60% to 0.75%	26.31% to 26.50%
Overseas Portfolio	240,885	$145.61 to $1,477.40	$47,284,662	0.83%	0.60% to 0.75%	42.30% to 42.51%
Asset Manager Portfolio	166,379	$196.03 to $1,991.14	$47,793,743	3.60%	0.60% to 0.75%	17.09% to 17.27%
Investment Grade Bond Portfolio	190,772	$185.21 to $1,879.16	$44,759,066	3.86%	0.60% to 0.75%	4.42% to 4.57%
Contrafund Portfolio	380,422	$203.07 to $2,054.22	$101,418,387	0.46%	0.60% to 0.75%	27.50% to 27.70%
Mid Cap Growth Portfolio	17,123	$140.15 to $1,402.91	$2,780,517	0.00%	0.60% to 0.75%	40.15% to 40.29%	(a)
Value Strategies Portfolio	6,778	$148.72 to $1,488.67	$1,218,600	0.00%	0.60% to 0.75%	48.72% to 48.87%	(a)
Fidelity Variable Insurance Products Funds (Service Shares):
Investment Grade Bond Portfolio	3,267	$104.91	$342,790	0.00%	0.75%	4.91%	(a)
Equity-Income Portfolio	1,099	$123.67	$135,958	0.00%	0.75%	23.67%	(a)
Growth Portfolio	2,128	$124.96	$265,945	0.00%	0.75%	24.96%	(a)
Overseas Portfolio	1,317	$138.37	$182,287	0.00%	0.75%	38.37%	(a)
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	83,989	$154.61 to $1,568.69	$16,279,916	4.27%	0.60% to 0.75%	1.66% to 1.81%
Partners Portfolio	196,982	$96.60 to $1,988.94	$26,127,524	0.00%	0.60% to 0.75%	34.08% to 34.28%
Fasciano Portfolio	6,391	$125.45 to $1,255.76	$846,516	0.00%	0.60% to 0.75%	25.45% to 25.58%	(a)
Mid Cap Growth Portfolio	784	$122.91 to $1,230.36	$106,371	0.00%	0.60% to 0.75%	22.91% to 23.04%	(a)
Socially Responsive Portfolio	594	$123.13 to $1,232.53	$73,178	0.00%	0.60% to 0.75%	23.13% to 23.25%	(a)
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	36,877	$169.10 to $1,715.64	$8,539,278	1.56%	0.60% to 0.75%	17.28% to 17.46%
Van Eck Worldwide Hard Assets Portfolio	23,902	$143.39 to $1,454.82	$5,224,572	0.44%	0.60% to 0.75%	44.00% to 44.21%
Van Eck Worldwide Emerging Markets Portfolio	131,140	$107.86 to $1,091.05	$20,706,415	0.12%	0.60% to 0.75%	53.04% to 53.27%
Van Eck Worldwide Real Estate Portfolio	27,885	$129.66 to $1,307.67	$4,618,458	2.00%	0.60% to 0.75%	33.50% to 33.70%
Alger American Fund:
Small Capitalization Portfolio	257,766	$87.58 to $885.98	$29,354,050	0.00%	0.60% to 0.75%	41.28% to 41.49%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	159,693	$47.50 to $477.59	$7,956,777	0.00%	0.60% to 0.75%	33.21% to 33.41%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	82,123	$93.74 to $942.56	$8,438,426	0.08%	0.60% to 0.75%	35.98% to 36.19%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	17,412	$102.29 to $1,025.42	$1,949,592	1.40%	0.60% to 0.75%	20.26% to 20.45%
Developing Leaders Portfolio	264	$128.37 to $1,284.94	$43,821	0.05%	0.60% to 0.75%	28.37% to 28.49%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Dreyfus Investment Portfolios:
Small Cap Stock Index Portfolio	11,382	$133.44 to $1,346.95	$1,662,627	0.29%	0.60% to 0.75%	33.44% to 34.69%	(a)
Dreyfus Stock Index Fund, Inc.:
Dreyfus Stock Index Fund	16,022	$121.95 to $1,220.75	$2,272,717	1.21%	0.60% to 0.75%	21.95% to 22.07%	(a)
American Century Variable Portfolios, Inc. (Class I):
VP International Fund	6,241	$100.25 to $1,005.04	$743,469	0.73%	0.60% to 0.75%	23.58% to 23.77%
VP Ultra Fund	17,496	$100.13 to $1,003.83	$1,834,534	0.00%	0.60% to 0.75%	23.97% to 24.15%
VP Value Fund	29,965	$111.82 to $1,121.02	$3,794,422	0.00%	0.60% to 0.75%	28.00% to 28.19%
American Century Variable Portfolios II, Inc. (Class II):
VP Income and Growth Fund	5,783	$121.58 to $1,244.06	$763,320	0.00%	0.60% to 0.75%	21.58% to 24.41%	(a)
VP Inflation Protection Portfolio	2,762	$102.72 to $1,028.26	$336,009	0.42%	0.60% to 0.75%	2.72% to 2.83%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	11,805	$104.76 to $1,050.27	$1,349,456	0.27%	0.60% to 0.75%	19.34% to 19.51%
International Growth Portfolio	6,892	$103.76 to $1,040.18	$750,310	1.10%	0.60% to 0.75%	33.53% to 33.73%
Global Technology Portfolio	4,113	$103.44 to $1,037.03	$467,076	0.00%	0.60% to 0.75%	45.38% to 45.60%
Balanced Portfolio	4,529	$109.76 to $1,098.66	$582,373	1.68%	0.60% to 0.75%	9.76% to 9.87%	(a)
Risk Managed Large Cap Core Portfolio	1,094	$122.41 to $1,225.31	$133,943	0.12%	0.60% to 0.75%	22.41% to 22.53%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	15,315	$103.87 to $1,041.32	$1,802,650	0.31%	0.60% to 0.75%	29.97% to 30.16%
Global Securities Fund VA	21,549	$110.42 to $1,106.98	$2,571,375	0.50%	0.60% to 0.75%	41.95% to 42.17%
Main Street Fund VA	12,151	$102.69 to $1,029.43	$1,511,997	0.77%	0.60% to 0.75%	25.77% to 25.96%
High Income Fund VA	1,478	$111.26 to $1,113.71	$253,269	0.00%	0.60% to 0.75%	11.26% to 11.37%	(a)
Main Street Small Cap Fund VA	2,249	$138.01 to $1,381.46	$482,949	0.00%	0.60% to 0.75%	38.01% to 38.15%	(a)
AIM Variable Insurance Funds, Inc. (Series I):
AIM V.I. Basic Value Fund	2,782	$130.03 to $1,301.56	$439,431	0.04%	0.60% to 0.75%	30.03% to 30.16%	(a)
AIM V.I. Capital Appreciation Fund	328	$123.32 to $1,234.42	$40,542	0.00%	0.60% to 0.75%	23.32% to 23.44%	(a)
AIM V.I. Capital Development Fund	280	$129.44 to $1,295.72	$77,587	0.00%	0.60% to 0.75%	29.44% to 29.57%	(a)
Federated Insurance Series:
Quality Bond Fund II	5,200	$104.78 to $1,013.98	$622,734	0.00%	0.60% to 0.75%	1.40% to 4.78%	(a)
American Leaders Fund II	302	$125.36 to $1,254.86	$37,821	0.00%	0.60% to 0.75%	25.36% to 25.49%	(a)
Capital Appreciation Fund II	270	$119.93 to $1,200.48	$32,340	0.00%	0.60% to 0.75%	19.93% to 20.05%	(a)
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities Fund	9,784	$132.91 to $1,330.40	$1,472,405	0.02%	0.60% to 0.75%	32.91% to 33.04%	(a)
Franklin Rising Dividends Securities Fund	19,390	$122.45 to $1,225.73	$2,661,981	0.24%	0.60% to 0.75%	22.45% to 22.57%	(a)
Templeton Foreign Securities Fund	9,113	$132.03 to $1,321.61	$1,558,822	0.27%	0.60% to 0.75%	32.03% to 32.16%	(a)
AllianceBernstein Variable Products Series Fund (Class A):
Growth and Income Portfolio	7,766	$123.80 to $1,239.20	$1,133,377	0.04%	0.60% to 0.75%	23.80% to 23.92%	(a)
Small Cap Value Portfolio	7,401	$137.28 to $1,374.13	$1,071,615	0.04%	0.60% to 0.75%	37.28% to 37.41%	(a)
MFS Variable Insurance Trust:
Investors Growth Stock Series	1,359	$115.40 to $1,155.15	$197,272	0.00%	0.60% to 0.75%	15.40% to 15.52%	(a)
Value Series	11,921	$123.06 to $1,231.84	$1,526,747	0.00%	0.60% to 0.75%	23.06% to 23.18%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2003			For the Year Ended December 31, 2003

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Putnam Variable Trust:
Growth and Income Fund	384	$123.63 to $1,237.56	$49,437	0.00%	0.60% to 0.75%	23.63% to 23.76%	(a)
International Equity Fund	2,269	$127.35 to $1,274.76	$332,401	0.00%	0.60% to 0.75%	27.35% to 27.48%	(a)
Voyager Fund	1,315	$117.95 to $1,180.65	$566,946	0.00%	0.60% to 0.75%	17.95% to 18.07%	(a)
Vanguard Variable Insurance Fund:
Equity Income Portfolio	1,691	$118.57	$200,545	0.00%	0.95%	18.57%	(a)
Total Bond Market Index Portfolio	1,652	$103.86	$171,533	0.00%	0.95%	3.86%	(a)
High Yield Bond Portfolio	897	$113.99	$102,220	0.00%	0.95%	13.99%	(a)
Mid Cap Index Portfolio	966	$128.70	$124,312	0.00%	0.95%	28.70%	(a)
Van Kampen — The Universal Institutional Funds, Inc.:
Core Plus Fixed Income Portfolio	1,386	$101.83 to $1,019.28	$160,003	0.00%	0.60% to 0.75%	1.83% to 1.93%	(a)
Emerging Markets Debt Portfolio	1,619	$113.57 to $1,136.85	$247,795	0.00%	0.60% to 0.75%	13.57% to 13.68%	(a)
U.S. Real Estate Portfolio	7,147	$128.54 to $1,286.71	$1,093,253	0.00%	0.60% to 0.75%	28.54% to 28.67%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

Market Street Fund:
All Pro Broad Equity Portfolio	230,041	$194.59 to $5,318.78	$126,628,450	0.96%	0.00% to 0.75%	-23.78% to -23.21%
Money Market Portfolio	311,860	$150.51 to $2,808.09	$61,327,087	1.34%	0.00% to 0.75%	0.60% to 1.36%
Bond Portfolio	77,406	$204.36 to $4,391.09	$24,356,964	4.23%	0.00% to 0.75%	8.25% to 9.07%
Balanced Portfolio	74,085	$206.05 to $3,120.16	$33,344,330	3.08%	0.35% to 0.75%	-10.94% to -10.59%
Mid Cap Growth Portfolio	128,129	$256.07 to $3,831.31	$50,885,139	0.00%	0.60% to 0.75%	-22.96% to -22.84%
International Portfolio	176,991	$170.02 to $1,728.88	$43,455,264	1.09%	0.60% to 0.75%	-11.76% to -11.62%
All Pro Large Cap Growth Portfolio	224,301	$65.08 to $655.34	$18,548,484	0.00%	0.60% to 0.75%	-28.65% to -28.54%
All Pro Large Cap Value Portfolio	156,395	$83.84 to $844.28	$16,278,629	2.48%	0.60% to 0.75%	-15.08% to -14.95%
All Pro Small Cap Growth Portfolio	205,299	$76.71 to $772.54	$20,413,737	0.00%	0.60% to 0.75%	-36.87% to -36.78%
All Pro Small Cap Value Portfolio	196,048	$84.41 to $850.04	$22,254,084	7.25%	0.60% to 0.75%	-16.11% to -15.99%
Equity 500 Index Portfolio	543,464	$211.09 to $2,140.94	$149,632,576	1.22%	0.60% to 0.75%	-22.90% to -22.78%
The Stripped (“Zero”) U.S. Treasury Securities Fund, Provident Mutual Series A:
2006 Series	37,269	$283.23 to $4,430.71	$16,407,833	0.00%	0.60% to 1.00%	9.99% to 10.43%
Fidelity Variable Insurance Products Fund:
Equity-Income Portfolio	389,518	$210.01 to $2,129.99	$113,315,798	1.72%	0.60% to 0.75%	-17.57% to -17.44%
Growth Portfolio	609,480	$187.64 to $1,903.15	$156,265,016	0.25%	0.60% to 0.75%	-30.63% to -30.52%
High Income Portfolio	110,033	$110.86 to $1,159.06	$16,137,943	11.29%	0.60% to 0.75%	2.67% to 2.82%
Overseas Portfolio	257,152	$102.33 to $1,036.68	$35,533,285	0.81%	0.60% to 0.75%	-20.88% to -20.76%
Fidelity Variable Insurance Products Fund II:
Asset Manager Portfolio	174,083	$167.41 to $1,697.92	$43,298,551	3.93%	0.60% to 0.75%	-9.41% to -9.27%
Investment Grade Bond Portfolio	200,554	$177.38 to $1,796.95	$44,848,969	3.45%	0.60% to 0.75%	9.52% to 9.68%
Contrafund Portfolio	392,710	$159.27 to $1,608.68	$80,800,244	0.83%	0.60% to 0.75%	-10.03% to -9.89%
Neuberger Berman Advisers Management Trust:
Limited Maturity Bond Portfolio	91,677	$152.09 to $1,540.78	$18,208,939	4.13%	0.60% to 0.75%	4.55% to 4.71%
Partners Portfolio	207,774	$72.05 to $1,481.18	$20,735,329	0.53%	0.60% to 0.75%	-24.71% to -24.60%
Van Eck Worldwide InsuranceTrust:
Van Eck Worldwide Bond Portfolio	35,359	$144.18 to $1,460.66	$7,133,219	0.00%	0.60% to 0.75%	20.75% to 20.93%
Van Eck Worldwide Hard Assets Portfolio	23,725	$99.58 to $1,008.81	$3,393,066	0.79%	0.60% to 0.75%	-3.57% to -3.43%
Van Eck Worldwide Emerging Markets Portfolio	138,216	$70.48 to $711.86	$14,126,406	0.17%	0.60% to 0.75%	-3.63% to -3.48%
Van Eck Worldwide Real Estate Portfolio	27,137	$97.13 to $978.10	$3,405,638	2.31%	0.60% to 0.75%	-5.20% to -5.06%
Alger American Fund:
Alger American Small Capitalization Portfolio	268,910	$61.99 to $626.17	$21,388,335	0.00%	0.60% to 0.75%	-26.78% to -26.67%
Strong Variable Insurance Funds, Inc.:
Strong Mid Cap Growth Fund II	150,762	$35.65 to $357.98	$5,703,795	0.00%	0.60% to 0.75%	-38.01% to -37.92%
Strong Opportunity Fund II, Inc.:
Strong Opportunity Fund II	82,086	$68.93 to $692.10	$6,178,408	0.50%	0.60% to 0.75%	-27.11% to -27.00%
Dreyfus Variable Investment Fund:
Appreciation Portfolio	16,212	$85.05 to $851.36	$1,532,445	1.63%	0.60% to 0.75%	-17.34% to - 17.21%	(a)

The Nationwide Provident VLI Separate Account 1
      of Nationwide Life Insurance Company of America
      Notes to Financial Statements — continued
6. Financial Highlights, continued

	At December 31, 2002			For the Year Ended December 31, 2002

		Unit Fair Value	Policyholders’	Net Investment	Expense Ratio**	Total Return***
	Units	Lowest to Highest	Equity	Income Ratio*	Lowest to Highest	Lowest to Highest

American Century Variable Portfolios, Inc.:
VP International Portfolio	8,088	$81.12 to $812.05	$730,403	0.00%	0.60% to 0.75%	-20.97% to - 20.85%	(a)
VP Ultra Portfolio	2,150	$80.77 to $808.55	$237,827	0.82%	0.60% to 0.75%	-23.29% to - 23.17%	(a)
VP Value Portfolio	17,209	$87.36 to $874.51	$1,795,765	0.00%	0.60% to 0.75%	-13.27% to - 13.14%	(a)
Janus Aspen Series:
Capital Appreciation Portfolio	3,192	$87.79 to $878.78	$372,733	0.29%	0.60% to 0.75%	-16.56% to - 16.43%	(a)
International Growth Portfolio	2,439	$77.70 to $777.82	$200,921	0.91%	0.60% to 0.75%	-26.31% to - 26.20%	(a)
Global Technology Portfolio	2,052	$71.15 to $712.25	$153,624	0.00%	0.60% to 0.75%	-41.37% to - 41.29%	(a)
Oppenheimer Variable Account Funds:
Capital Appreciation Fund VA	6,684	$79.92 to $800.02	$637,868	0.00%	0.60% to 0.75%	-27.41% to - 27.30%	(a)
Global Securities Fund VA	8,173	$77.79 to $778.65	$689,946	0.00%	0.60% to 0.75%	-22.72% to - 22.60%	(a)
Main Street Growth & Income Fund VA	5,550	$81.64 to $817.26	$563,449	0.00%	0.60% to 0.75%	-19.40% to - 19.28%	(a)

*	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values on redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

**	These ratios represent the range of annualized policy expenses of the Separate Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policyholder accounts through the redemption of units and expenses of the underlying fund are excluded.

***	These ratios represent the range of minimum and maximum total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation (included in the expense ratio). The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

(a)	Note that these funds were added during the year and the total returns are not annualized. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate is representative of all units issued and outstanding at period end.

(b)	Effective following the close of business on April 25, 2003, the Market Street Fund merged with and into the Gartmore Variable Insurance Trust. Subaccount performance prior to the close of business on April 25, 2003 reflects performance for the corresponding Market Street Fund.

(c)	Effective the close of business on April 8, 2005, Strong Variable Insurance Funds Inc merged with Wells Fargo Advantage Variable Trust Funds. As a result of the merger at the close of business on April 8, 2005, this fund replaced the corresponding Strong Variable Insurance Fund (See Note 1). Performance for the funds are reported separately.

(d)	Effective the close of business on April 8, 2005, Strong Opportunity Fund II, Inc merged with Wells Fargo Advantage Variable Trust Funds. Subaccount performance prior to the close of business on April 8, 2005 reflects performance for the corresponding Strong Opportunity Fund II (See Note 1).

Nationwide Life Insurance
Company of America
and Subsidiaries
Consolidated Financial Statements
For the Years Ended December 31, 2006, 2005 and 2004
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
The Board of Directors and Shareholder
Nationwide Life Insurance Company of America:
We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company of America (a wholly owned subsidiary of Nationwide Financial Services, Inc.) and subsidiaries (collectively the Company) as of December 31, 2006 and 2005, and the related consolidated statements of income, shareholder’s equity, and cash flows for each of the years in the three-year period ended December 31, 2006. In connection with our audits of the consolidated financial statements, we have also audited financial statement schedules I, IV and V. These consolidated financial statements and financial statement schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on these consolidated financial statements and financial statement schedules based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company of America and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2006, in conformity with U.S. generally accepted accounting principles. Also in our opinion, the related financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.
As discussed in notes 2 and 10 to the consolidated financial statements, effective December 31, 2006, the Company adopted Statement of Financial Accounting Standards 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans.
/s/ KPMG LLP
April 23, 2007

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Income
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2006	2005	2004

Revenues:
Policy charges	$183.2	$186.7	$197.5
Traditional life insurance and immediate annuity premiums	118.2	132.1	130.7
Net investment income	227.0	229.5	225.8
Other income	58.1	49.3	46.1
Net realized (losses) gains on investments	(3.6)	8.8	27.4

Total Revenues	582.9	606.4	627.5

Benefits and expenses:
Interest credited to policyholder account values	50.2	50.0	51.2
Life insurance and annuity benefits	184.0	192.2	178.9
Policyholder dividends on participating policies	65.1	74.3	65.3
Amortization of deferred policy acquisition costs	12.5	13.9	20.2
Amortization of value of business acquired	45.9	45.0	52.7
Other operating expenses	127.7	119.2	124.2

Total Benefits and Expenses	485.4	494.6	492.5

Income before federal income tax expense	97.5	111.8	135.0
Federal income tax expense	22.2	28.3	45.6

Cumulative effect of adoption of accounting principles, net of tax	—	—	(0.1)

Net income	$75.3	$83.5	$89.3

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Balance Sheets
(in millions, except par value amounts)

	December 31,
	2006	2005

Assets:
Investments:
Securities available-for-sale, at fair value:
Fixed maturity securities (cost $2,643.8 in 2006; $2,843.5 in 2005)	$2,647.0	$2,863.1
Equity securities (cost $28.6 in 2006; $29.8 in 2005)	33.1	33.5
Mortgage loans on real estate, net	707.6	689.7
Real estate, net	21.9	23.8
Policy loans	327.7	325.9
Other long-term investments	177.9	47.3
Short-term investments	190.5	203.5

Total Investments	4,105.7	4,186.8

Cash	11.4	5.9
Accrued investment income	48.5	51.4
Deferred policy acquisition costs	93.0	87.4
Value of business acquired	392.7	449.7
Other intangible assets	39.0	40.7
Goodwill	199.8	199.8
Other assets	309.9	279.8
Assets held in separate accounts	3,343.4	3,331.2

Total Assets	$8,543.4	$8,632.7

Liabilities and Shareholder’s Equity:
Future policy benefits and claims	$3,690.0	$3,814.0
Other liabilities	258.3	200.6
Liabilities related to separate accounts	3,343.4	3,331.2

Total Liabilities	7,291.7	7,345.8

Shareholder’s equity:
Common stock, $1.00 par value. Authorized 50.0 shares; 10.0 shares issued and outstanding	10.0	10.0
Additional paid-in capital	1,103.7	1,103.7
Retained earnings	142.0	176.7
Accumulated other comprehensive loss	(4.0)	(3.5)

Total Shareholder’s Equity	1,251.7	1,286.9

Total Liabilities and Shareholder’s Equity	$8,543.4	$8,632.7

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Shareholder’s Equity
(in millions)

				Accumulated
		Additional		Other	Total
	Common	Paid-in	Retained	Comprehensive	Shareholder’s
	Stock	Capital	Earnings	Income/(Loss)	Equity

Balance as of December 31, 2003	$10.0	$1,109.9	$103.9	$25.1	$1,248.9
Comprehensive income:
Net income	—	—	89.3	—	89.3
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(7.4)	(7.4)

Total comprehensive income			—		81.9

Cash dividend paid to parent	—	—	(50.0)	—	(50.0)
Purchase accounting adjustments	—	(6.2)	—	—	(6.2)

Balance as of December 31, 2004	$10.0	$1,103.7	$143.2	$17.7	$1,274.6

Comprehensive income:
Net income	—	—	83.5	—	83.5
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(21.2)	(21.2)

Total comprehensive income					62.3

Cash dividend paid to parent	—	—	(50.0)	—	(50.0)

Balance as of December 31, 2005	$10.0	$1,103.7	$176.7	$(3.5)	$1,286.9

Comprehensive income:
Net income	—	—	75.3	—	75.3
Net unrealized losses on securities available-for-sale arising during the period, net of tax	—	—	—	(8.5)	(8.5)

Total comprehensive income					66.8

Adjustment to initially adopt FASB Statement No. 158, net of taxes	—	—	—	8.0	8.0
Cash dividend paid to parent			(110.0)		(110.0)

Balance as of December 31, 2006	$10.0	$1,103.7	$142.0	$(4.0)	$1,251.7

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
Consolidated Statements of Cash Flows
(in millions)

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2006	2005	2004

Cash flows from operating activities
Net income	$75.3	$83.5	$89.3
Adjustments to reconcile net income to net cash provided by operating activities:
Interest credited to policyholder account balances	50.2	50.0	51.2
Capitalization of deferred policy acquisition costs	(19.0)	(28.4)	(42.8)
Amortization of deferred policy acquisition costs and value of business acquired	58.4	58.9	72.9
Amortization and depreciation	19.3	26.7	37.4
Realized losses (gains) on investments	3.6	(8.8)	(27.4)
Decrease in accrued investment income	2.9	1.8	9.7
Decrease (increase) in other assets	1.8	(6.2)	(16.4)
Increase in policy liabilities	245.3	142.2	126.5
Increase (decrease) in other liabilities	48.4	(35.6)	(17.7)
Other, net	(2.9)	(4.6)	15.1

Net cash provided by operating activities	483.3	279.5	297.8

Cash flows from investing activities
Proceeds from maturity of securities available-for-sale	175.3	215.9	317.9
Proceeds from sale of securities available-for-sale	375.3	175.9	1,281.7
Proceeds from repayments of mortgage loans on real estate	96.4	108.3	162.3
Proceeds from repayments of policy loans, sale of other invested assets and real estate	17.4	26.2	15.4
Cost of securities available-for-sale acquired	(369.2)	(213.3)	(1,510.2)
Cost of mortgage loans on real estate acquired	(138.8)	(191.1)	(178.5)
Cost of other invested assets acquired	(146.8)	(4.9)	(5.7)
Short-term investments, net	25.1	(65.3)	(31.3)
Collateral received (paid) -securities lending, net	12.1	(70.9)	143.2
Other, net	(12.1)	70.7	(138.7)

Net cash provided by investing activities	34.7	51.5	56.1

Cash flows from financing activities
Investment and universal life insurance product deposits	380.9	423.1	613.8
Investment and universal life insurance product withdrawals	(783.4)	(702.6)	(914.5)
Cash dividends paid to parent	(110.0)	(50.0)	(50.0)

Net cash used in financing activities	(512.5)	(329.5)	(350.7)

Net increase in cash	5.5	1.5	3.2
Cash, beginning of period	5.9	4.4	1.2

Cash, end of period	$11.4	$5.9	$4.4

See accompanying notes to consolidated financial statements, including note 12 which describes related party transactions.

Nationwide Life Insurance Company of America
and Subsidiaries
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to Consolidated Financial Statements
December 31, 2006, 2005 and 2004
(1)     Nature of Operations
Nationwide Life Insurance Company of America (NLICA, or collectively with its subsidiaries, the Company), a financial services provider, became a wholly owned subsidiary of Nationwide Financial Services, Inc. (NFS) on October 1, 2002. Prior to October 1, 2002, NLICA was known as Provident Mutual Life Insurance Company (Provident Mutual).
NLICA’s wholly owned subsidiaries are Nationwide Life and Annuity Company of America (NLACA), Nationwide Life Insurance Company of Delaware (NLICD) and Nationwide Provident Holding Company (NPHC).
The Company sells individual variable and traditional life insurance products, group annuity products and other investment products (subsidiary products summarized below). The Company also maintains blocks of individual variable and fixed annuities and a block of direct response-marketed life and health insurance products. The Company distributes its products through a variety of distribution channels, principally career agents, personal producing general agents and brokers. The Company is licensed to operate in 50 states, the District of Columbia, Puerto Rico, and the United States Virgin Islands, each of which has regulatory oversight. Sales in 17 states accounted for 84% of the Company’s sales (based on statutory premiums and annuity considerations) for the twelve months ended December 31, 2006. The Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position. For many of the life insurance products, the insurance departments of the states in which the Company conducts business must approve products and policy forms in advance of sales. In addition, statutes and regulations in each of these states determine selected benefit elements and policy provisions. The Company no longer sells individual fixed and variable annuity products as of October 1, 2002.
NLACA sells certain variable and traditional life insurance products, also sold by NLICA, through a personal producing general agency sales force. NLACA also maintains blocks of individual variable and fixed annuities.
NLICD’s business consists of life insurance assumed from NLICA.
NPHC is a downstream holding company whose major subsidiary is 1717 Capital Management Company (1717CMC). 1717CMC is a full-service broker/dealer, engaged in the distribution of investment company shares, general securities, and other securities and services. 1717CMC is the principal distributor of variable life insurance policies issued by both NLICA and NLACA.
(2)     Summary of Significant Accounting Policies
The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. NLICA and its insurance subsidiaries separately prepare financial statements for filing with regulatory authorities in conformity with the accounting practices prescribed or permitted by the Insurance Departments of the Commonwealth of Pennsylvania and the State of Delaware (SAP). Both of the states of domicile have adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis for statutory accounting practices. Practices under SAP vary from GAAP primarily with respect to the establishment and subsequent amortization of value of

Notes to Consolidated Financial Statements — (Continued)
business acquired (VOBA) and intangible assets, deferral and subsequent amortization of policy acquisition costs (DAC), the valuation of policy reserves, the accounting for deferred taxes, goodwill, pension and other postretirement employee benefits, the inclusion of statutory asset valuation and interest maintenance reserves and the establishment of certain investment valuation allowances. The Company’s insurance subsidiaries have no statutory accounting practices that differ from NAIC SAP or the accounting practices prescribed by their domiciliary states.
In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ significantly from those estimates.
The Company’s most significant estimates include those used in determining the balance and amortization of DAC for investment products, traditional products, group annuity products and universal life insurance products, the balance and amortization of VOBA, valuation allowances for mortgage loans on real estate, the liability for future benefits and claims, impairment losses on investments, goodwill and other intangible assets, accruals related to federal income taxes, pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management’s best estimates based on the facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.
(a) Consolidation Policy
The consolidated financial statements include the accounts of NLICA and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated. Certain items in the 2005 footnotes have been reclassified to conform to the 2006 presentation.
(b) Valuation of Investments, Investment Income and Related Gains and Losses
The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. The Company classifies fixed maturity and marketable equity securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to VOBA, DAC, future policy benefits and claims, policyholder dividend obligation and deferred federal income tax, reported as a separate component of accumulated other comprehensive income (AOCI) in shareholder’s equity. The adjustments to VOBA and DAC represent the change in amortization that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required had such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate.
The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or “corporate pricing matrix” is most often used. The corporate pricing matrix is developed by obtaining spreads versus the US Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the US Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgaged-backed and asset-backed securities, a “structured product” model is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company’s structured product pricing

Notes to Consolidated Financial Statements — (Continued)
matrix is not suitable for estimating fair values, the fair value is determined using other modeling techniques, primarily using commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2006, 77.4% of the fair values of fixed maturity securities were obtained from independent pricing services, 18.6% from the above described matrices and 4.0% from other sources, compared to 77.8%, 18.4% and 3.8%, respectively, as of December 31, 2005.
Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.
Under the Company’s accounting policy, for debt and equity securities that can be contractually prepaid or otherwise settled in a way that may limit the Company’s ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment until the security’s forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities management estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If management estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.
For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security, the amount and length of time the security’s fair value has been below amortized cost or cost, specific credit issues and financial prospects related to the issuer, management’s intent to hold or dispose of the security and current economic conditions.
Other-than-temporary impairment losses result in a permanent reduction of the cost basis of the underlying investment.
For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.
The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains and losses on investments. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

Notes to Consolidated Financial Statements — (Continued)
The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by management and reflects management’s best estimate of probable credit losses, including losses incurred at the balance sheet date but not yet identified by specific loan. Management’s periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower’s ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.
Real estate to be held and used is carried at cost less accumulated depreciation. The straight-line method of depreciation is used for all real estate occupied by the Company and held for investment. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.
Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets’ carrying amounts.
Policy loans are reported at unpaid principal balances.
Interest income is recognized when earned while dividends are recognized when declared. All other investment income is recorded on the accrual basis.
Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company’s mortgage loan valuation allowance and recognition of impairment losses for other-than-temporary declines in fair values of applicable investments are included in realized gains and losses on investments.
(c) Revenues and Benefits
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual variable and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance charges, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.
Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.
(d) Goodwill
In connection with acquisitions of operating entities, the Company recognizes the excess of the purchase price over the fair value of the net assets acquired as goodwill. Goodwill is not amortized, but is evaluated

Notes to Consolidated Financial Statements — (Continued)
for impairment periodically, at the reporting unit level, annually in the third quarter. Goodwill of a reporting unit also is tested for impairment on an interim basis in addition to the annual evaluation if an event occurs or circumstances change which would more likely than not reduce the fair value of a reporting unit below its carrying amount.
The process of evaluating goodwill for impairment requires several judgments and assumptions to be made to determine the fair value of the reporting units, including the method used to determine fair value, discount rates, expected levels of cash flows, revenues and earnings, and the selection of comparable companies used to develop market based assumptions.
During the quarter ended September 30, 2006, the Company changed the timing of its annual goodwill impairment testing from the fourth quarter (based on September 30 financial information) to the third quarter (based on June 30 financial information). This change allows the Company to complete its annual goodwill impairment testing prior to its year-end closing activities for the current year and annual financial planning for the subsequent year. In addition, this change did not delay, accelerate or avoid an impairment charge. Accordingly, management believes that the accounting change described above is preferable under the circumstances.
(e) Deferred Policy Acquisition Costs
The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses that relate to and vary with the production of new and renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.
DAC for investment products and universal life insurance products are amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration, surrender charges and net realized gains and losses less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b).
The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is currently 8 percent growth per year. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor’s (S&P) 500 Index, the Company’s policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

Notes to Consolidated Financial Statements — (Continued)
DAC on traditional participating life insurance policies is amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined regularly, based on actual experience and current assumptions of mortality, persistency, expenses, and investment experience. DAC on traditional non-participating life insurance policies are amortized in proportion to the expected premium revenue. The effect on the amortization of DAC of revisions in estimated experience is reflected in earnings in the period such estimates are revised. In addition, the effect on the DAC asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
(f) Value of Business Acquired and Other Intangible Assets
As a result of the acquisition by NFS in 2002 and the application of purchase accounting, the Company has established separate intangible assets representing VOBA and the value of all other identified intangible assets.
VOBA reflects the estimated fair value of the business in-force at the date of acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts existing as of the closing date of the acquisition by NFS. The value assigned to VOBA was supported by an independent valuation study that was commissioned by NFS and executed by a team of qualified valuation experts, including actuarial consultants. The expected future cash flows used in determining such value were based on actuarially determined projections, by each major line of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, changes in reserves, operating expenses, investment income and other factors. These projections considered all known or expected factors at the valuation date, based on the judgment of management. The actual experience on purchased business, to some extent, has and may continue to vary from projections due to differences in renewal premiums, investment spreads, investment gains or losses, mortality and morbidity costs, or other factors.
Intangible assets include the Company’s career agency force, independent agency force, retirement services distribution channel, state licenses and certain other contracts and relationships. These intangible assets have been assigned values using various methodologies, including present value of projected future cash flows, analysis of similar transactions that have occurred or could be expected to occur in the market, and replacement or reproduction cost. Other factors considered in the valuation include the relative risk profile of each asset, the deterioration of the economic life, and the enhancement to other associated assets. The initial valuation of these intangible assets was also supported by an independent valuation study that was commissioned by NFS and executed by qualified valuation experts.
The use of discount rates was necessary to establish fair values of VOBA and other intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital as well as the weighted average cost of capital required by market participants. In addition, consideration was given to the perceived risk of the assets acquired, including the expected growth and competitive profile of the life insurance market and the nature of the assumptions used in the valuation process. An after-tax discount rate of 11.0% was used to initially value the VOBA, while after-tax discount rates ranging from 11.0% to 12.5% were used to initially value the other intangible assets, as well as for net realized gains and losses, net of taxes, allocated to the closed block.
Amortization of VOBA occurs with interest over the anticipated lives of the major lines of business to which it relates (ranging from 9 to 26 years) in relation to estimated gross profits, gross margins or premiums, as appropriate. If estimated gross profits, gross margins or premiums differ from expectations, the amortization of VOBA is adjusted on a retrospective or prospective basis, as appropriate. The VOBA asset related to investment products and universal life insurance products is also adjusted for the impact of net unrealized gains and losses on securities available-for-sale had such gains and losses been realized and

Notes to Consolidated Financial Statements — (Continued)
allocated to the product lines, also as described in note 2(b), as well as for net realized gains and losses, net of taxes, allocated to the closed block. VOBA is adjusted each quarter to reflect differences between actual results and those expected for the period just ending. The recoverability of VOBA is evaluated annually. If the evaluation indicates that the existing insurance liabilities, together with the present value of future net cash flows from the blocks of business acquired, is insufficient to recover VOBA, the difference, if any, is charged to expense as accelerated amortization of VOBA.
For those products amortized in relation to estimated gross profits, the most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company’s long-term assumption for net separate account performance is 8 percent. If actual net separate account performance varies from the 8 percent assumption, the Company assumes different performance levels over the next three years, such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the VOBA models are intended to reflect what is anticipated. However, based on historical returns of the S&P 500 Index, the Company’s policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15 percent during the three-year reversion period.
Changes in assumptions can have a significant impact on the amount of VOBA reported for all products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in VOBA amortization expense (VOBA unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of VOBA amortization, while increases in surrender/lapse and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of VOBA amortization.
For traditional participating life insurance products, VOBA is being amortized in proportion to the present value of expected gross margins. Gross margins include margins from mortality, investments and expenses, net of policyholder dividends. Expected gross margins are redetermined annually, based on actual experience and current assumptions of mortality, persistency, expenses and investment experience. In addition, the effect on the VOBA asset that would result from the realization of unrealized gains and losses is recognized through an offset to other comprehensive income as of the balance sheet date.
The interest on the unamortized VOBA balance (interest rates range from 4.5% to 7.56%) during the twelve months ended December 31, 2006, 2005 and 2004 was $27.5 million, $30.0 million and $33.0 million, respectively.
The other identified intangible assets with finite lives are amortized over their estimated useful lives, which initially, range from 5 to 22 years (weighted average 19 years), primarily based on the cash flows generated by these assets.
(g) Closed Block
In connection with the demutualization of Provident Mutual, immediately prior to its acquisition by NFS, the Company established a closed block for the benefit of certain classes of individual participating policies that had a dividend scale payable in 2001. Assets were allocated to the closed block in an amount that produces cash flows which, together with anticipated revenues from closed block business, is reasonably expected to be sufficient to provide for (a) payment of policy benefits, specified expenses and taxes and (b) the continuation of dividends throughout the life of the policies included in the closed block based upon the dividend scales payable for 2001, if the experience underlying such dividend scales continues.
Assets allocated to the closed block inure solely to the benefit of the holders of the policies included in the closed block and will not revert to the benefit of the Company. No reallocation, transfer, borrowing, or lending of assets can be made between the closed block and other portions of the Company’s general

Notes to Consolidated Financial Statements — (Continued)
account, any of its separate accounts, or any affiliate of the Company without the approval of the Insurance Department of the Commonwealth of Pennsylvania. The closed block will remain in effect as long as any policy in the closed block is in force.
If, over time, the aggregate performance of the closed block assets and policies is better than was assumed in funding the closed block, dividends to policyholders will be increased. If, over time, the aggregate performance of the closed block assets and policies is less favorable than was assumed in the funding, dividends to policyholders could be reduced. If the closed block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from the Company’s assets outside of the closed block, which are general account assets.
The assets and liabilities allocated to the closed block are recorded in the Company’s consolidated financial statements on the same basis as other similar assets and liabilities. The carrying amount of closed block liabilities in excess of the carrying amount of closed block assets at the date the Company was acquired by NFS, represents the maximum future earnings from the assets and liabilities designated to the closed block that can be recognized in income for the benefit of stockholders over the period the policies in the closed block remain in force.
If actual cumulative earnings exceed expected cumulative earnings, the expected earnings are recognized in income. This is because the excess actual cumulative earnings over expected cumulative earnings, which represents undistributed accumulated earnings attributable to policyholders, is recorded as a policyholder dividend obligation. Therefore, the excess will be paid to closed block policyholders as an additional policyholder dividend in the future unless it is otherwise offset by future performance of the closed block that is less favorable than originally expected. If actual cumulative performance is less favorable than expected, actual earnings will be recognized in income.
The principal cash flow items that affect the amount of closed block assets and liabilities are premiums, net investment income, purchases and sales of investments, policyholder benefits, policyholder dividends, premium taxes and income taxes. The principal income and expense items excluded from the closed block are management and maintenance expenses, commissions, and net investment income and realized investment gains and losses on investments held outside of the closed block that support the closed block business, all of which enter into the determination of total gross margins of closed block policies for the purpose of the amortization of VOBA.
(h) Separate Accounts
Separate account assets and liabilities represent policyholders’/ contractholders’ funds which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the policyholders/contractholders. The activity of the separate accounts is not reflected in the consolidated statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB), which is a rider to existing variable annuity contacts.
(i) Future Policy Benefits
The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies, is the policy account balance, which represents participants’ net premiums and deposits plus investment performance and interest credited less applicable contract charges.
Reserves on traditional life insurance products are calculated by using the net level premium method. For participating traditional life insurance policies, reserve assumptions are based on mortality rates consistent

Notes to Consolidated Financial Statements — (Continued)
with those underlying the cash values, and investment rates consistent with the Company’s dividend practices. For most such policies, reserves are based on the 1958 or 1980 Commissioners’ Standard Ordinary (CSO) mortality tables at interest rates ranging from 3.5% to 5.5%. The adjustment to future policy benefits and claims represents the change in the policy reserves from using a discount rate that would have been required if such unrealized amounts had been realized and the proceeds reinvested at then current market interest rates, which were different than the current effective portfolio rate, as discussed in note 2(b).
The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 4.5% to 5.0%. Also, as of December 31, 2006 and 2005, the calculated reserve is adjusted to reflect the incremental reserve that would be required if unrealized gains and losses had been realized and the proceeds reinvested at higher/lower interest rates, which would have resulted in the use of a higher/lower discount rate, as discussed in note 2(b).
(j) Participating Business
Participating business represented approximately 64.1% as of December 31, 2006 (65.3% as of December 31, 2005 and 66.7% as of December 31, 2004) of the Company’s life insurance in force, 84.2% as of December 31, 2006 (84.6% as of December 31, 2005 and 85.2% at 2004) of the number of life insurance policies in force, and 34.2% in 2006 (34.6% in 2005 and 33.5% at December 31, 2004) of life insurance statutory premiums. The provision for policyholder dividends was based on then current dividend scales and has been included in “Future policy benefits and claims” in the accompanying consolidated balance sheets.
(k) Federal Income Tax
The Company and its life insurance subsidiaries file a consolidated federal income tax return and the Company’s non-life insurance subsidiaries file a separate consolidated federal income tax return. The members of the consolidated tax return groups have a tax sharing arrangement that provides, in effect, allocated tax balances to the subsidiaries along with any benefits from carryforward amounts utilized by the parent of the subsidiaries. In 2008, NFS expects to be able to file a single consolidated federal income tax return with all of its subsidiaries.
The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain expenses or the realization of certain tax credits differ from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the consolidated financial statements. Any such change could significantly affect the amounts reported in the consolidated statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.
The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation

Notes to Consolidated Financial Statements — (Continued)
allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.
(l) Reinsurance Ceded
Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the consolidated balance sheets on a gross basis.
(m) Recently Issued Accounting Pronouncements
In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities, Including an amendment of FASB Statements No. 115 (SFAS 159). SFAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. SFAS 159 is expected to expand the use of fair value measurement, which is consistent with the FASB’s long-term measurement objectives for accounting for financial instruments. SFAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. SFAS 159 does not affect any existing accounting literature that requires certain assets and liabilities to be carried at fair value. In addition, SFAS 159 does not establish requirements for recognizing and measuring dividend income, interest income or interest expense, nor does it eliminate disclosure requirements included in other accounting standards, including requirements for disclosures about fair value measurements included in SFAS No. 157, Fair Value Measurements (SFAS 157), and SFAS No. 107, Disclosures about Fair Value of Financial Instruments. SFAS 159 is effective as of the beginning of an entity’s first fiscal year beginning after November 15, 2007. The Company currently is evaluating the impact of adopting SFAS 159.
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 158, Employers’ Accounting for Defined Benefit Pension and Other Postretirement Plans — an amendment of FASB Statements No. 87, 88, 106, and 132(R) (SFAS 158). SFAS 158 requires an employer to recognize the overfunded or underfunded status of a defined benefit postretirement plan (other than a multiemployer plan) as an asset or liability on its balance sheet and to recognize changes in that funded status in the year in which the changes occur through comprehensive income. SFAS 158 also requires an employer to measure the funded status of a plan as of the date of its year-end balance sheet, with limited exceptions. An employer with publicly traded equity securities is required to initially recognize the funded status of a defined benefit postretirement plan and to provide the required disclosures as of the end of the fiscal year ending after December 15, 2006. The requirement to measure plan assets and benefit obligations as of the date of the employer’s fiscal year-end balance sheet is effective for fiscal years ending after December 15, 2008. If in the last quarter of the preceding fiscal year an employer enters into a transaction that results in a settlement or experiences an event that causes a curtailment of the plan, the related gain or loss pursuant to Statement 88 or 106 is required to be recognized in earnings that quarter. The impact of the adoption of SFAS 158 on the Company’s financial position or results of operations is outlined in note 10.
In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements (SFAS 157). SFAS 157 provides enhanced guidance for using fair value to measure assets and liabilities. SFAS 157 also provides guidance regarding the extent to which companies measure assets and liabilities at fair value, the information used to measure fair value, and the effect of fair value measurements on earnings. SFAS 157 applies whenever other standards require (or permit) assets or liabilities to be measured at fair value but does not expand the use of fair value in any new circumstances. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption

Notes to Consolidated Financial Statements — (Continued)
permitted. SFAS 157 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In September 2006, the United States Securities and Exchange Commission (SEC) issued Staff Accounting Bulletin (SAB) No. 108 (SAB 108). SAB 108 addresses how the effects of prior year uncorrected misstatements should be considered when quantifying misstatements in current-year financial statements. SAB 108 requires registrants to quantify misstatements using both the balance sheet and income-statement approaches and to evaluate whether either approach results in quantifying an error that is material in light of relevant quantitative and qualitative factors. SAB 108 does not change the SEC’s previous guidance in SAB No. 99 on evaluating the materiality of misstatements. A registrant applying the new guidance for the first time that identifies material errors in existence at the beginning of the first fiscal year ending after November 15, 2006, may correct those errors through a one-time cumulative effect adjustment to beginning-of-year retained earnings. The cumulative effect alternative is available only if the application of the new guidance results in a conclusion that a material error exists as of the beginning of the first fiscal year ending after November 15, 2006, and those misstatements were determined to be immaterial based on a proper application of the registrant’s previous method for quantifying misstatements. Because of the beginning-of-year recognition of the cumulative effect adjustment, misstatements occurring in the year of adoption cannot be included in that adjustment. SAB 108 requires the following disclosures if a cumulative effect adjustment is recorded: the nature and amount of each individual error included in the cumulative effect adjustment; when and how each error arose; and the fact that the errors had previously been considered immaterial. The cumulative effect adjustment is available only for prior-year uncorrected misstatements. The adjustment should not include amounts related to changes in accounting estimates. SAB 108 did not have a material impact on the Company’s financial position or results of operations.
In June 2006, the FASB issued FASB Interpretation (FIN) No. 48, Accounting for Uncertainty in Income Taxes, an Interpretation of FASB Statement No. 109, Accounting for Income Taxes (FIN 48). FIN 48 clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements in accordance with FASB Statement No. 109, Accounting for Income Taxes. FIN 48 prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. FIN 48 also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. FIN 48 is effective for fiscal years beginning after December 15, 2006. The Company plans to adopt FIN 48 effective January 1, 2007. FIN 48 is not expected to have a material impact on the Company’s financial position or results of operations upon adoption.
In February 2006, the FASB issued SFAS No. 155, Accounting for Certain Hybrid Financial Instruments (SFAS 155). SFAS 155 amends SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133), and SFAS 140. SFAS 155 also resolves issues addressed in SFAS 133 Implementation Issue No. D1, Application of Statement 133 to Beneficial Interests in Securitized Financial Assets. In summary, SFAS 155: (1) permits an entity to make an irrevocable election to measure any hybrid financial instrument that contains an embedded derivative that otherwise would require bifurcation at fair value in its entirety, with changes in fair value recognized in earnings; (2) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133; (3) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation; (4) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and (5) amends SFAS 140 to eliminate the prohibition on a qualifying special purpose entity from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial instrument. SFAS 155 is effective for all financial instruments acquired or issued after the beginning of an entity’s first fiscal year that begins after September 15, 2006. Earlier adoption is permitted as of the beginning of an entity’s fiscal year, provided the entity has not yet issued financial

Notes to Consolidated Financial Statements — (Continued)
statements, including financial statements for any interim period for that fiscal year. Provisions of SFAS 155 may be applied to instruments that an entity holds at the date of adoption on an instrument-by-instrument basis. The Company elected to early adopt SFAS 155 as of January 1, 2006. On the date of adoption, there was no impact to the Company’s financial position or results of operations.
In September 2005, the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 05-1,Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts (SOP 05-1). SOP 05-1 provides guidance on accounting by insurance enterprises for deferred acquisition costs on internal replacements of insurance and investment contracts other than those specifically described in Statement of Financial Accounting Standards (SFAS) No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, issued by the Financial Accounting Standards Board (FASB). SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement or rider to a contract, or by the election of a feature or coverage within a contract. SOP 05-1 is effective for internal replacements occurring in fiscal years beginning after December 15, 2006, with earlier adoption encouraged. Retrospective application of SOP 05-1 to previously issued financial statements is not permitted. Initial application of SOP 05-1 should be as of the beginning of an entity’s fiscal year. The Company will adopt SOP 05-1 effective January 1, 2007. Although the Company is currently unable to quantify the impact of adoption, SOP 05-1 is not expected to have a material impact on the Company’s financial position and/or results of operations.
In May 2005, the FASB issued SFAS No. 154, Accounting Changes and Error Corrections (SFAS 154), which replaces Accounting Principles Board (APB) Opinion No. 20, Accounting Changes (APB 20), and SFAS No. 3, Reporting Accounting Changes in Interim Financial Statements. SFAS 154 applies to all voluntary changes in accounting principle as well as to changes required by an accounting pronouncement in the unusual instance that the pronouncement does not include specific transition provisions. SFAS 154 is effective for accounting changes and corrections of errors made in fiscal years beginning after December 15, 2005, with earlier adoption permitted. The Company adopted SFAS 154 effective January 1, 2006. SFAS 154 has not had any impact on the Company’s financial position or results of operations since adoption.
At its June 29, 2005 meeting, the FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment. Instead, the FASB decided to issue proposed FASB Staff Position (FSP) Emerging Issues Task Force (EITF) 03-1-a,Implementation Guidance for the Application of Paragraph 16 of EITF Issue No. 03-1, as final. The final FSP supersedes EITF 03-1 and EITF Topic No. D-44,Recognition of Other-Than-Temporary Impairment upon the Planned Sale of a Security Whose Cost Exceeds Fair Value (EITF Topic D-44). The final FSP, retitled FSP FAS 115-1,The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (FSP FAS 115-1), was issued on November 3, 2005 and replaces the guidance set forth in paragraphs 10-18 of EITF 03-1 with references to existing other-than-temporary impairment guidance. FSP FAS 115-1 codifies the guidance set forth in EITF Topic D-44 and clarifies that an investor should recognize an impairment loss no later than when the impairment is deemed other-than-temporary, even if a decision to sell has not been made. At its September 14, 2005 meeting, the FASB decided that FSP FAS 115-1 would be applied prospectively effective for periods beginning after December 15, 2005. FSP FAS 115-1 does not address when a debt security should be designated as non-accrual or how to subsequently report income on a non-accrual debt security. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired based on the guidance in SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, and SEC SAB No. 59, Accounting for Noncurrent Marketable Equity Securities. Because the Company’s existing policies are consistent with the guidance in

Notes to Consolidated Financial Statements — (Continued)
FSP FAS 115-1, the adoption of FSP FAS 115-1 had no impact on the Company’s financial position or results of operations.
In July 2003, the AICPA issued SOP 03-1,Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts to address many topics. The most significant topic to the Company is the accounting for contracts with guaranteed minimum death benefits (GMDB). SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in a $0.1 million charge, net of tax, as the cumulative effect of adoption of this accounting principle.
The following table summarizes the components of cumulative effect adjustments recorded in the Company’s 2004 consolidated statement of income:

(in millions)	January 1, 2004

Increase in future policy benefits
GMDB claim reserves	$(0.2)
Less: deferred federal income taxes	0.1

Cumulative effect of adoption of accounting principle, net of tax	$(0.1)

Notes to Consolidated Financial Statements — (Continued)

(3)	Investments
The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 2006 and 2005 were:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Estimated
(in millions)	Cost	Gains	Losses	Fair Value

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$40.1	$0.7	$0.6	$40.2
Agencies not backed by full faith and credit of U.S. Government	5.0	—	0.1	4.9
Obligations of states and political subdivisions	8.7	—	0.2	8.5
Debt securities issued by foreign governments	1.3	—	0.1	1.2
Corporate securities:
Public	1,142.8	39.1	17.5	1,164.4
Private	589.7	2.7	12.4	580.0
Mortgage-backed securities — U.S. Government backed	653.7	2.2	9.0	646.9
Asset-backed securities	202.5	2.2	3.8	200.9

Total fixed maturity securities	2,643.8	46.9	43.7	2,647.0
Equity securities	28.6	4.8	0.3	33.1

Total securities available for sale	$2,672.4	$51.7	$44.0	$2,680.1

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$23.9	$—	$0.6	$23.3
Agencies not backed by full faith and credit of U.S. Government	32.6	—	0.5	32.1
Obligations of states and political subdivisions	14.2	—	0.1	14.1
Debt securities issued by foreign governments	1.3	—	—	1.3
Corporate securities:
Public	1,225.3	51.5	15.8	1,261.0
Private	627.1	5.4	12.2	620.3
Mortgage-backed securities — U.S. Government backed	740.6	3.1	8.8	734.9
Asset-backed securities	178.5	1.6	4.0	176.1

Total fixed maturity securities	2,843.5	61.6	42.0	2,863.1
Equity securities	29.8	4.2	0.5	33.5

Total securities available for sale	$2,873.3	$65.8	$42.5	$2,896.6

Notes to Consolidated Financial Statements — (Continued)
The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 2006, by maturity. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Estimated
(in millions)	Cost	Fair Value

Fixed maturity securities available-for-sale:
Due in one year or less	$85.0	$84.4
Due after one year through five years	672.0	665.3
Due after five years through ten years	491.7	487.2
Due after ten years	538.9	562.3

Subtotal	1,787.6	1,799.2
Mortgage-backed securities — U.S. Government backed	653.7	646.9
Asset-backed securities	202.5	200.9

Total	$2,643.8	$2,647.0

The components of unrealized (losses) gains on securities available-for-sale, net, were as follows as of December 31:

(in millions)	2006	2005

Net unrealized gains, before adjustments and taxes	$7.7	$23.3
Adjustment to VOBA	(6.6)	6.9
Adjustment to policyholder dividend obligation	(15.9)	(30.7)
Adjustment to DAC	(0.5)	0.4
Adjustment to future policy benefits and claims	(3.2)	(5.3)
Deferred federal income taxes	6.5	1.9

Net unrealized losses	$(12.0)	$(3.5)

The following table presents an analysis of the change in net unrealized (losses) gains on securities available-for-sale, before taxes, for the years ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Securities available-for-sale:
Fixed maturity securities	$(16.4)	$(81.4)	$2.9
Equity securities	0.8	0.4	1.4

Net change	$(15.6)	$(81.0)	$4.3

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes by time the gross unrealized losses on available-for-sale securities in an unrealized loss position, as of December 31, 2006 and 2005:

	Less than or Equal to
	One Year		More than One Year

	Estimated	Gross	Estimated	Gross
	Fair	Unrealized	Fair	Unrealized
(in millions)	Value	Losses	Value	Losses

December 31, 2006
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$8.9	$0.1	$10.8	$0.5
Agencies not backed by full faith and credit of U.S. Government	—	—	4.9	0.1
Obligations of states and political subdivisions	2.1	—	5.6	0.2
Debt securities issued by foreign governments	—	—	1.2	0.1
Corporate securities:
Public	182.7	3.5	561.2	14.0
Private	125.9	1.5	292.8	10.9
Mortgage-backed securities — U.S. Government backed	131.1	0.9	357.9	8.1
Asset-backed securities	36.0	0.3	138.4	3.5

Total fixed maturity securities	486.7	6.3	1,372.8	37.4
Equity securities	17.5	0.3	—	—

Total	$504.2	$6.6	$1,372.8	$37.4

% of gross unrealized loss		15.0%		85.0%

December 31, 2005
Fixed maturity securities:
U.S. Treasury securities and obligations of U.S. Government corporations	$10.8	$0.3	$7.9	$0.3
Agencies not backed by full faith and credit of U.S. Government	32.1	0.5	—	—
Obligations of states and political subdivisions	7.1	0.1	—	—
Debt securities issued by foreign governments	1.3	—	—	—
Corporate securities:
Public	520.6	10.2	158.8	5.6
Private	267.0	7.4	95.1	4.8
Mortgage-backed securities — U.S. Government backed	440.1	6.8	66.9	2.0
Asset-backed securities	95.7	2.1	57.7	1.9

Total fixed maturity securities	1,374.7	27.4	386.4	14.6
Equity securities	16.9	0.5	—	—

Total	$1,391.6	$27.9	$386.4	$14.6

% of gross unrealized loss		65.6%		34.4%

Notes to Consolidated Financial Statements — (Continued)
Increases in unrealized losses more than one year are primarily due to changes in the interest rate environment. Those securities are not considered other-than-temporarily impaired because the decline in market value is attributed primarily to changes in interest rates and not credit quality, and because the Company has the ability and intent to hold those investments until recovery.
Proceeds from the sale of securities available-for-sale during 2006, 2005 and 2004 were $375.3 million, $175.9 million and $1,281.7 million, respectively. During 2006, 2005 and 2004, gross gains of $3.0 million, $16.5 million and $52.2 million and gross losses of $7.1 million, $1.4 million and $4.5 million were realized on those sales, respectively.
The Company had no real estate investments that were non-income producing for the twelve months ended December 31, 2006 and 2005.
Real estate held for use is presented at cost less accumulated depreciation of $3.8 million and $2.9 million as of December 31, 2006 and 2005, respectively. The carrying value of real estate held for disposal totaled $0.9 million and $5.2 million as of December 31, 2006 and 2005, respectively.
There were no recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 2006 ($2.5 million as of December 31, 2005), and no related valuation allowance ($1.9 million as of December 31, 2005). Impaired mortgage loans with no valuation allowance are a result of collateral dependent loans where the fair value of the collateral is estimated to be greater than the recorded investment of the loan. As of December 31, 2006, the average recorded investment in impaired mortgage loans on real estate was $4.1 million ($1.2 million as of December 31, 2005) and there was no interest income recognized on those loans in 2006 ($0.4 million in 2005 and $0.7 million for 2004), which is equal to interest income recognized using a cash-basis method of income recognition.
Activity in the valuation allowance account for mortgage loans on real estate for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Allowance, beginning of period	$3.8	$3.7	$3.3
Net (reductions) additions (credited) charged to allowance	(2.1)	0.1	0.4

Allowance, end of period	$1.7	$3.8	$3.7

The following table summarizes net investment income by investment type for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Gross investment income:
Securities available-for-sale:
Fixed maturity securities	$160.2	$162.3	$168.5
Equity securities	1.7	2.0	0.1
Mortgage loans on real estate	42.3	42.2	37.6
Real estate	0.8	1.0	0.5
Policy loans	21.4	21.5	21.7
Short-term investments	3.8	2.3	1.1
Other	2.4	5.3	4.3

Gross investment income	232.6	236.6	233.8
Less investment expenses	5.6	7.1	8.0

Net investment income	$227.0	$229.5	$225.8

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes net realized gains (losses) on investments by investment type for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Realized gains (losses) on sale of securities available-for-sale:
Fixed maturity securities — gains	$1.7	$15.6	$49.3
Fixed maturity securities — losses	(7.1)	(1.2)	(4.5)
Equity securities — gains	1.3	0.9	2.9
Equity securities — losses	—	(0.2)	—
Other-than-temporary impairments of securities available-for-sale:
Fixed maturity securities	—	(2.7)	(7.8)
Equity securities	(0.1)	(0.4)	—
Real estate	(0.8)	1.3	—
Mortgage loans on real estate	(1.1)	(4.7)	(9.9)

Total realized (losses) gains before adjustments	(6.1)	8.6	30.0
Amortization adjustment for VOBA	2.4	2.3	4.6
Amounts credited to the policyholder dividend obligation	0.1	(5.2)	(7.2)
Other	—	3.1	—

Net realized (losses) gains on investments	$(3.6)	$8.8	$27.4

Fixed maturity securities with an amortized cost of $13.2 million and $13.3 million as of December 31, 2006 and 2005 were on deposit with various regulatory agencies as required by law, respectively.
As of December 31, 2006 and 2005, the Company had loaned securities with a fair value of $81.3 million and $70.0 million, respectively. As of December 31, 2006 and 2005, the Company held collateral of $84.4 million and $72.3 million, respectively. This amount is included in short-term investments with a corresponding liability recorded in other liabilities.

(4)	Deferred Policy Acquisition Costs
A reconciliation of the DAC asset for the twelve months ended December 31, 2006 and 2005 is as follows:

(in millions)	2006	2005

Balance at beginning of period	$87.4	$73.1
Expenses deferred	19.0	28.4
Amortization of DAC	(12.5)	(13.9)

	93.9	87.6
Effect on DAC from unrealized gains/losses	(0.9)	(0.2)

Balance at end of period	$93.0	$87.4

Notes to Consolidated Financial Statements — (Continued)

(5)	Value of Business Acquired and Other Intangible Assets
A reconciliation of VOBA for the twelve months ended December 31, 2006 and 2005 is as follows:

(in millions)	2006	2005

Balance at beginning of period	$449.7	$480.4
Amortization of VOBA allocated to:
Net realized gains/losses on investments	2.4	2.3
Amortization of value of business acquired	(45.9)	(45.0)

	406.2	437.7
Change in unrealized gain/loss on available-for-sale securities	(13.5)	12.0

Balance at end of period	$392.7	$449.7

Intangible assets as of December 31, 2006 and 2005 are summarized as follows:

	December 31,
	2006 and 2005	December 31,	December 31,
	Gross	2006	2005
	Carrying	Accumulated	Accumulated	Initial
(in millions)	Amount	Amortization	Amortization	Useful Life[1]

Amortizing intangible assets:
VOBA	$594.9	$195.6	$152.1	28 years
Career financial consultant distribution force	17.5	1.4	0.9	20 years
Independent agency force	5.9	0.5	0.3	20 years
Retirement services distribution force	7.0	0.7	0.4	20 years
1717 Capital Management Company licenses and agreements	4.1	1.2	0.9	22 years
Other	3.3	3.0	2.6	5 years

Total	632.7	202.4	157.2
Non-amortizing intangible assets:
State insurance licenses	8.0	0.0	0.0	Indefinite

Total	8.0	0.0	0.0

Grand total	$640.7	$202.4	$157.2

1	The initial useful life was based on applicable assumptions. Actual periods are subject to revision based on variances from assumptions and other relevant factors. The state insurance licenses have indefinite lives and therefore are not amortized.

Notes to Consolidated Financial Statements — (Continued)
The actual amortization for the twelve months ended December 31, 2006 and estimated amortization for the next five years, using current assumptions, which are subject to change, for VOBA and for intangible assets with finite lives is as follows:

		Intangible
		Assets with
(in millions)	VOBA	Finite Lives	Total

2006	$45.9	$1.7	$47.6
2007	$36.8	$1.7	$38.5
2008	$33.8	$1.6	$35.4
2009	$32.0	$1.7	$33.7
2010	$26.4	$1.9	$28.3
2011	$24.7	$2.0	$26.7
The Company completed its annual impairment testing and concluded that there were no impairment losses on existing intangibles in 2006 and 2005. In 2004, the only impairment related to certain internally developed software in the amount of $0.7 million, otherwise, there were no impairment losses on existing intangible assets in 2004.
(6)     Goodwill
The following table summarizes the changes in the carrying amount of goodwill by segment for years indicated:

	Individual	Retirement	Individual
(in millions)	Investments	Plans	Protection	Corporate	Total

Balance as of December 31, 2004	$—	$25.4	$174.4	$—	$199.8

Adjustments	—	—	—	—	—

Balance as of December 31, 2005	$—	$25.4	$174.4	$—	$199.8

Balance as of January 1, 2006	$—	$25.4	$174.4	$—	$199.8

Adjustments	—	—	—	—	—

Balance as of December 31, 2006	$—	$25.4	$174.4	$—	$199.8

In 2004, the fair values of certain tax reserve balances resulting from the completion of IRS audits for the periods prior to the NFS acquisition have been adjusted to the final fair value calculations. These adjustments resulted in a decrease in goodwill of $23.9 million, net of taxes in 2004 and a decrease in additional paid in capital of $6.2 million, related to the push-down accounting effect of the adjustments to the goodwill generated as a result of book/ tax basis differences related to the acquisition.
The Company completed its annual impairment testing and concluded there were no impairment losses on existing goodwill in 2006, 2005 or 2004.

Notes to Consolidated Financial Statements — (Continued)
(7)     Federal Income Tax
The tax effects of temporary differences that give rise to significant components of the net deferred tax (liability) asset as of December 31, 2006 and 2005 were as follows:

(in millions)	2006	2005

Deferred tax assets
Future policy benefits	$92.0	$113.9
Policyholder dividend obligation	16.8	14.9
Other assets and other liabilities	73.3	75.6

Gross deferred tax assets	182.1	204.4
Less valuation allowance	(16.7)	(16.7)

Deferred tax assets net of valuation allowance	165.4	187.7

Deferred tax liabilities
VOBA	137.4	157.4
Fixed maturity securities	—	2.7
Equity securities and other long-term investments	4.3	12.4
Other	34.6	30.1

Gross deferred tax liabilities	176.3	202.6

Net deferred tax liability	$(10.9)	$(14.9)

Realized capital losses may be used only to offset realized capital gains. Realized capital losses may be carried back three years and forward five years. As of December 31, 2006, the Company had no realized capital loss carry-forwards.
In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. As a result of the acquisition by NFS, certain merger costs were capitalized for tax purposes thus creating a deferred tax asset. Because it is more likely than not that the deferred tax asset related to these costs will not be realized, a valuation allowance of $16.7 million at December 31, 2006 and 2005 is carried.
The Company’s current federal income tax liability/ (asset) was $4.3 million and $(16.5) million as of December 31, 2006 and 2005, respectively.
Through June 2006, the Company’s federal income tax returns for tax years 2000-2002 were under IRS examination pursuant to a routine audit. In accordance with its regular practice, management established tax reserves representing its best estimate of additional amounts the Company could be required to pay if certain positions it has taken were challenged and ultimately denied by the IRS with respect to these tax years. These reserves are reviewed regularly and are adjusted as events occur that management believes impacts the Company’s liability for additional taxes, such as lapsing of applicable statutes of limitations; conclusion of tax audits or substantial agreement on the deductibility/ non-deductibility of uncertain items; additional exposure based on current calculations; identification of new issues; release of administrative guidance; or rendering of a court decision affecting a particular tax issue. A significant component of the Company’s tax reserve was related to the separate account dividends received deduction (DRD).
In July 2006, the Company reached substantial agreement with the IRS on all open issues for tax years 2000-2002, including issues related to the DRD. Accordingly, the Company revised its estimate of amounts that may be due in connection with certain tax positions, including the DRD, for all open tax

Notes to Consolidated Financial Statements — (Continued)
years. As a result of the revised estimate, $3.4 million of tax reserves were released into earnings during the quarter ended June 30, 2006.
Federal income tax expense for the years ended December 31, 2006, 2005 and 2004 which includes including a $0.1 million benefit related to cumulative effect of adoption of accounting principles, was as follows:

(in millions)	2006	2005	2004

Current	$25.7	$26.5	$22.1
Deferred	(3.5)	1.8	23.4

Federal income tax expense	$22.2	$28.3	$45.5

Total federal income tax expense for the twelve months ended December 31, 2006, 2005 and 2004 differs from the amount computed by applying the U.S. federal income tax rate to income before federal income tax expense as follows:

	2006		2005		2004

(in millions)	Amount	%	Amount	%	Amount	%

Computed (expected) tax expense	$34.1	35.0	$39.1	35.0	$47.2	35.0
Tax exempt interest and dividends received deduction	(5.4)	(5.5)	(7.9)	(7.1)	(3.3)	(2.5)
Reserve	(3.4)	(3.5)	(0.9)	(0.8)	4.9	3.6
Income tax credits	(3.2)	(3.4)	(2.1)	(1.9)	(4.0)	(2.9)
Other, net	0.1	0.1	0.1	0.1	0.7	0.5

Total (effective rate of each year)	$22.2	22.7	$28.3	25.3	$45.5	33.7

The federal income tax paid during the twelve months ended December 31, 2006, 2005 and 2004 was $4.9 million, $52.8 million, and $7.0 million, respectively.
(8)     Fair Value of Financial Instruments
The following disclosures summarize the carrying amount and estimated fair value of the Company’s financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Consequently, the aggregate fair value amounts presented do not represent the underlying value of the Company.
The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with risks involved, matrix pricing and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues and future expenses, including assumptions about interest rates, default, prepayment, and volatility.
Many of the Company’s assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using

Notes to Consolidated Financial Statements — (Continued)
assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.
Although insurance contracts are specifically exempted from the disclosure requirements, (other than policies such as annuities that are classified as investment contracts), the Company’s estimate of the fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.
The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value estimates and have not been considered in arriving at such estimates.
In estimating its fair value disclosures, the Company used the following methods and assumptions:

Fixed maturity and equity securities available-for-sale assets: See note 2(b).

Mortgage loans on real estate, net: The fair value of mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan’s effective interest rate.

Policy loans, short-term investments and cash: Policy loans are issued with either fixed or variable interest rates, depending upon the terms of the policies. For those loans with fixed rates, the interest rates range from 5% to 8%. For loans with variable interest rates, the interest rates are primarily adjusted quarterly based upon changes in a corporate bond index. Future cash flows of policy loans are uncertain and difficult to predict. The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Separate account assets and liabilities: The fair value of assets held in separate accounts is based on quoted market prices of underlying securities. The fair value of liabilities related to separate accounts is the amount payable on demand, which is net of certain surrender charges.

Investment contracts: For investment contracts without defined maturities, fair values are the amounts payable on demand net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

The fair value of group annuities is primarily based upon termination value, which is calculated by applying contractual market value adjustments to the account balances. For those contracts not subject to market value adjustments at termination, book value is most representative of fair value.

Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, universal life insurance, supplementary contracts and health insurance for which the estimated fair value is the amount payable on demand.

Individual annuities and supplementary contracts: The fair value of individual annuities and supplementary contracts without life contingencies is based primarily on surrender values. For those individual annuities and supplementary contracts that are not surrenderable, discounted future cash flows are used for calculating fair value.

Collateral received — securities lending: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair value.

Notes to Consolidated Financial Statements — (Continued)

Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31, 2006 and 2005:

	2006		2005

		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
(in millions)	Amount	Value	Amount	Value

Assets
Investments:
Securities available-for-sale:
Fixed maturity securities	$2,647.0	$2,647.0	$2,863.1	$2,863.1
Equity securities	33.1	33.1	33.5	33.5
Mortgage loans on real estate, net	707.6	689.1	689.7	692.3
Policy loans	327.7	327.7	325.9	325.9
Short-term investments	190.5	190.5	203.5	203.5
Cash	11.4	11.4	5.9	5.9
Assets held in separate accounts	3,343.4	3,343.4	3,331.2	3,331.2

Liabilities
Investment contracts	1,268.2	1,155.0	1,337.2	1,218.7
Policy reserves on life insurance contracts	2,421.8	2,251.1	2,476.8	2,304.1
Collateral received — securities lending	84.4	84.4	72.3	72.3
Liabilities related to separate accounts	3,343.4	3,112.4	3,331.2	3,091.8
(9)     Risk Disclosures
The following is a description of the most significant risks facing the Company and how it mitigates those risks:
Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer’s investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g., increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company attempts to mitigate this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.
Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans, to provide funding for other long-term investments and to purchase fixed maturity securities. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.
Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contracts. Commitments generally have fixed

Notes to Consolidated Financial Statements — (Continued)
expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management’s case-by-case credit evaluation of the borrower and the borrower’s loan collateral. The underlying mortgaged property represents the collateral if the commitment is funded. The Company’s policy for new mortgage loans on real estate is to generally lend no more than 80% of collateral value. Should the commitment be funded, the Company’s exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $17.6 million extending into 2007 were outstanding as of December 31, 2006. At December 31, 2006, the Company had outstanding limited partnership commitments and commitments to purchase fixed maturity securities of $97.1 million.
Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2006, 87.2% (86.2% as of December 31, 2005) of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company’s separate account assets and asset fee revenue. In addition, a decrease in separate account assets may decrease the Company’s expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of VOBA and/or DAC.
The Company’s long-term assumption for net separate account returns is 8% annual growth, earned evenly throughout the year. However, as it does each quarter, the Company would evaluate its DAC balance and underlying assumptions to determine whether unlocking is appropriate. The Company can provide no assurance that the experience of flat equity market returns would not result in changes to other factors affecting profitability, including the possibility of unlocking of DAC assumptions.
Many of the Company’s individual variable annuity contracts offer GMDB features. The GMDB generally provides a benefit if the annuitant dies and the policyholder contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or policyholder contract value on a specified anniversary date. A decline in the stock market causing the policyholder contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the policyholder contract value. This could result in additional GMDB claims. As of December 31, 2006, the net amount at risk, defined as the excess of the death benefit over the account value, was $11.9 million before reinsurance and $3.1 million net of reinsurance. As of December 31, 2005, the net amount at risk, defined as the excess of the death benefit over the account value, was $21.3 million before reinsurance and $5.7 million net of reinsurance. As of December 31, 2006 and December 31, 2005, the Company’s reserve for GMDB claims, net of reinsurance, was $0.3 million and $0.3 million, respectively.
Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2006, the Company had a diversified portfolio with no more than 21.8% (21.0% in 2005) in any geographic area and no more than 7.4% (4.4% in 2005) with any one borrower. As of December 31, 2006, 34.5% (31.3% in 2005) of the carrying value of the Company’s commercial mortgage loan portfolio financed retail properties in 2006.
Significant Business Concentrations: As of December 31, 2006 and 2005, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region in the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender or distribution source, a market or geographic region in the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company’s financial position.

Notes to Consolidated Financial Statements — (Continued)
Reinsurance: In the normal course of business, the Company assumes risks from and cedes certain parts of its risks to other insurance companies. The primary purpose of ceded reinsurance is to limit losses from large exposures. For life insurance, the Company retains no more than $1.5 million on any single life for business prior to 2005 and $5.3 million for new 2006 and 2005 business.
Reinsurance contracts do not relieve the Company of its obligations to policyholders. To the extent that reinsuring companies are later unable to meet obligations under reinsurance agreements, the Company would be liable for these obligations. The Company evaluates the financial condition of its reinsurers and limits its exposure to any one reinsurer.
The tables below highlight the amounts shown in the accompanying consolidated financial statements and other information, that are net of reinsurance activity (in millions):

		Ceded to	Assumed
	Gross	Other	from Other	Net
	Amount	Companies	Companies	Amount

For the Year Ended
December 31, 2006:
Life insurance in force	$45,787.3	$18,458.8	$11.7	$27,340.2

Life insurance premiums	$139.3	$22.7	$1.6	$118.2

Accident & health premiums	$2.9	$1.3	$—	$1.6

For the Year Ended
December 31, 2005:
Life insurance in force	$48,027.7	$19,555.8	$462.7	$28,934.6

Life insurance premiums	$149.2	$17.8	$0.7	$132.1

Accident & health premiums	$3.3	$1.5	$—	$1.8

For the Year Ended
December 31, 2004:
Life insurance in force	$50,072.6	$20,282.5	$458.0	$30,248.1

Life insurance premiums	$152.4	$22.0	$0.3	$130.7

Accident & health premiums	$3.3	$1.4	$—	$1.9

Collateral-Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company’s policy requires a minimum of 102% of the fair value of the securities loaned be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received during the loan term. Securities on loan as of December 31, 2006 and 2005 were $81.3 million and $70.0 million, respectively.

(10)	Pension Plan, Postretirement Benefits Other than Pensions and Retirement Savings Plan
The Company sponsors the Nationwide Life Insurance Company of America retirement Plan, several nonqualified defined benefit arrangements and the Nationwide Life Insurance Company of America Producers Pension Plan. The Nationwide Life Insurance Company of America Retirement Plan covers all the Company’s employees of participating companies who have completed at least one year of service. All participants are eligible for benefits based on an account balance feature. Participants hired before 2002

Notes to Consolidated Financial Statements — (Continued)
are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if such benefits are of greater value than the account balance feature. Plan contributions are invested in a group annuity contract of NLICA.
Pension benefits credited to operations by the Company during the years ended December 31, 2006, 2005 and 2004 were $(1.7) million, $(1.4) and $(2.0) million, respectively.
The following table summarizes information regarding the funded status of the Company’s pension plans (all are U.S. plans), as of the years ended December 31:

(in millions)	2006	2005

Change in benefit obligation
Benefit obligation at beginning of year	$102.9	$102.5
Service cost	2.6	2.4
Interest cost	4.8	4.8
Plan amendment[1]	0.3	—
Actuarial loss	0.1	3.4
Benefits paid	(9.4)	(10.2)

Benefit obligation at end of year	$101.3	$102.9

Change in plan assets
Fair value of plan assets at beginning of year	$135.8	$136.9
Actual return on plan assets	17.5	8.2
Employer contribution	2.8	0.9
Benefits paid	(9.4)	(10.2)

Fair value of plan assets at end of year	146.7	135.8

Funded status	45.4	32.9
Amounts not yet reflected in net periodic benefit cost and included in accumulated other comprehensive income:
Unrecognized prior service cost[1]	(0.3)
Unrecognized net gains	12.6

Accumulated other comprehensive income, pre tax	$12.3

Cumulative employer contributions in excess of net periodic benefit cost	$33.1

Net amount recognized in statement of financial position	$45.4

Accumulated benefit obligation	$94.1	$96.9

1	Represents the increase in the projected benefit obligation related to the application of the Pension Protection Act effective December 31, 2006.

Notes to Consolidated Financial Statements — (Continued)
The following table shows the incremental effect of applying FASB Statement No. 158 on individual line items in the statement of financial position:

	Before		After
	Application of		Application of
(in millions)	Statement 158	Adjustments	Statement 158

Other assets	$297.8	$12.1	$309.9
Total assets	8,531.3	12.1	8,543.4
Other liabilities	254.2	4.1	258.3
Total liabilities	7,287.6	4.1	7,291.7
Accumulated other comprehensive income	(12.0)	8.0	(4.0)
Total shareholders equity	1,243.7	8.0	1,251.7
Total liabilities and shareholders equity	$8,531.3	$12.1	$8,543.4

The Company expects to contribute $1.0 million to the plans in 2007.
The following table summarizes the Company’s benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter:

Pension
Benefits

2007	$9.0
2008	8.4
2009	8.3
2010	11.8
2011	9.6
2012-2016	39.7
The following table presents aggregate information for the Company’s pension plans with accumulated and projected benefit obligations in excess of plan assets as of December 31:

(in millions)	2006	2005

Projected benefit obligation	$14.9	$16.1
Accumulated benefit obligation	14.3	15.8
Fair value of plan assets	—	—
The following table summarizes the weighted average assumptions used to calculate the benefit obligation and funded status of the Company’s pension plans as of the December 31 measurement date:

	2006	2005

Weighted average discount rate	5.25%	4.75%
Rate of increase in future compensation levels	4.75%	4.25%

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes the asset allocation for the Company’s qualified pension plan at the end of 2006 and 2005 and the target allocation for 2007, by asset category:

	Target
	Allocation	Percentage of
	Percentage	Plan Assets

Asset Category	2007	2006	2005

Equity securities	62-68%	67%	68%
Debt securities	32-38%	33%	32%
Real Estate	0-10%	0%	0%

Total		100%	100%

The Company’s pension plan employs a total return investment approach using a mix of equities and fixed income investments to maximize the long-term return of plan assets in exchange for a prudent level of risk. Risk tolerance is established through careful consideration of plan liabilities and funded status. On a quarterly basis, the portfolio of investments within the annuity contract issued by the Company is analyzed in light of current market conditions and rebalanced to match the target allocations.
The following table summarizes the components of net periodic benefit income for the Company’s pension plans for the years ended December 31:

	Pension Benefits

(in millions)	2006	2005	2004

Service cost (benefits attributed to employee service during the period)	$2.6	$2.4	$1.5
Interest cost on accumulated postretirement benefit obligation	4.8	4.8	5.6
Expected return on plan assets	(9.1)	(8.6)	(9.1)

Net periodic pension income for the postretirement benefit plan	$(1.7)	$(1.4)	$(2.0)

The following table shows the amounts in accumulated other comprehensive income expected to be recognized in the next fiscal year:

Unrecognized transition asset (obligation)	$—
Unrecognized prior service credit (cost)	$(0.1)
Unrecognized net gain (loss)	$—

Total	$(0.1)

The following table summarizes the weighted average assumptions used to calculate net periodic benefit income, set at the beginning of each year, for the Company’s pension plans as a whole:

	2006	2005	2004

Discount rate	4.75%	5.00%	5.50%
Rate of increase in future compensation levels	4.25%	3.50%	4.00%
Long-term rate of return on plan assets	7.00%	6.50%	7.00%
The Company’s pension plan employs a prospective building block approach in determining the expected long-term rate of return on plan assets. This process is integrated with the determination of other economic assumptions such as discount rate and salary scale. Historical markets are studied, and long-term historical relationships between equities and fixed income investments are preserved consistent with the widely accepted capital market principle that assets with higher volatility generate a greater return over the long run (called a risk premium). Historical risk premiums are used to develop expected real rates of return for each asset sub-class. The expected real rates of return, reduced for investment expenses, are applied to the target allocation of each asset sub-class to produce an expected real rate of return for the

Notes to Consolidated Financial Statements — (Continued)
target portfolio. This expected real rate of return will vary by plan and will change when the plan’s target investment portfolio changes. Current market factors such as inflation and interest rates are incorporated into the process. For a given measurement date, the discount rate is set by reference to the yield on high-quality corporate bonds to approximate the rate at which plan benefits could effectively be settled. The historical real rate of return is subtracted from these bonds to generate an assumed inflation rate. The expected long-term rate of return on plan assets is the assumed inflation rate plus the expected real rate of return. This process effectively sets the expected return for the plan’s portfolio at the yield for the reference bond portfolio, adjusted for expected risk premiums of the target asset portfolio. Given the prospective nature of this calculation, short-term fluctuations in the market do not impact the expected risk premiums. However, as the yield for the reference bond fluctuates, the assumed inflation rate and the expected long-term rate are adjusted in tandem.
Effective December 31, 2005, the historical risk premiums and expected real rates of return were re-evaluated affecting December 31, 2005 benefit obligations and 2006 costs. For benefits obligations, a lower real rate of return on corporate bonds led to a higher implied inflation rate and a higher rate of future compensation increase.
The Company also participates in life and health care defined benefit plans sponsored by Nationwide Mutual Insurance Company (NMIC) for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company’s portion of the per-participant cost of the postretirement health care benefits. The Company’s policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by Nationwide Life Insurance Company (NLIC), a subsidiary of NFS.
The net periodic benefit cost for the Company’s postretirement benefits plan was $1.2 million, $1.0 million and $2.2 million for the years ended December 31, 2006, 2005 and 2004, respectively.
Defined Contribution Plans
The Company and certain affiliated companies sponsor defined contribution retirement savings plans covering substantially all employees of the Company. Employees may make salary deferral contributions of up to 80%. Salary deferrals of up to 6% are subject to a 50% Company match. The Company’s expense for contributions to these plans was $0.7 million, $0.7 million and $0.9 million for 2006, 2005 and 2004, respectively.
The Company also provides a funded noncontributory defined contribution plan that covers substantially all of its agents. The Company’s expense for contributions to this plan was $0.7 million, $0.6 million and $0.7 million for 2006, 2005 and 2004, respectively.

(11)	Shareholder’s Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
Regulatory Risk-Based Capital
The Commonwealth of Pennsylvania and the State of Delaware, where the Company and its subsidiaries are domiciled, impose minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios

Notes to Consolidated Financial Statements — (Continued)
are classified within certain levels, each of which requires specified corrective action. The Company exceeds the minimum risk-based capital requirements for the periods presented herein.
The statutory capital and surplus of the Company as of December 31, 2006 and 2005 was $654.3 million and $660.2 million, respectively. The statutory net income of the Company for the twelve months ended December 31, 2006, 2005 and 2004 was $98.8 million, $120.4 million and $138.6 million, respectively.
Dividend Restrictions
Insurance laws in each state of domicile limit the payment of dividends in excess of specified amounts without prior regulatory approval. In connection with the Company’s acquisition by NFS, the Insurance Department of the Commonwealth of Pennsylvania has conditioned that no dividends can be paid out of the Company for a period of three years without prior approval. The Company sought and received permission from the Insurance Department to pay $110 million of dividends to NFS during 2006 and $50 million in 2005, respectively. As of January 1, 2007, based on the statutory financial results as of and for the year ended December 31, 2006, NLICA may not pay dividends without obtaining prior approval.
In addition, the payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.
The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses, interest and shareholder dividends in the future.

Notes to Consolidated Financial Statements — (Continued)
Comprehensive Income
Comprehensive income (loss) includes net income as well as certain items that are reported directly within separate components of shareholder’s equity that bypass net income. Other comprehensive income (loss) is comprised of unrealized gains (losses) on securities available-for-sale and unrecognized pension amounts. The related before and after federal income tax amounts for the twelve months ended December 31, 2006, 2005 and 2004:

(in millions)	2006	2005	2004

Net unrealized (losses) gains on securities available-for-sale arising during the period:
Net unrealized (losses) gains before adjustment	$(19.8)	$(69.0)	$44.2
Adjustment to VOBA	(13.5)	12.0	5.5
Adjustment to policy dividend obligation	14.8	34.7	(23.2)
Adjustment to policy acquisition costs	(0.9)	(0.2)	0.2
Adjustment to future policy benefits and claims	2.1	1.9	1.8
Related federal income tax expense	6.0	7.2	(10.0)

Net unrealized (losses) gains	(11.3)	(13.4)	18.5

Reclassification adjustment for net (gains) losses on securities available-for-sale realized during the period:
Net unrealized losses (gains) before adjustment	4.2	(12.0)	(39.9)
Related federal income tax benefit	(1.4)	4.2	14.0

Net reclassification adjustment	2.8	(7.8)	(25.9)

Other comprehensive loss on securities available-for-sale	(8.5)	(21.2)	(7.4)

Unrecognized amounts on pension plans:
Net unrecognized amounts	12.3	—	—
Related federal income tax expense	(4.3)	—	—

Adjustment to initially adopt FASB Statement No. 158, net of taxes	8.0	—	—

Change in accumulated other comprehensive loss	$(0.5)	$(21.2)	$(7.4)

(12)     Related Party Transactions
Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC and NFS, a subsidiary of NMIC, provides certain operational and administrative services, such as investment management, advertising, personnel and general management services, to those subsidiaries. Expenses covered by such agreement are subject to allocation among NMIC and such subsidiaries. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies and other methods agreed to by the participating companies that are within industry guidelines and practices. In addition, Nationwide Services Company LLC, a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration, and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the twelve months ended December 31, 2006, 2005 and 2004, the Company incurred expenses relating to these cost sharing agreements with NMIC, NFS and Nationwide Services Company LLC totaling $77.0 million, $80.9 million and $94.0 million, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

Notes to Consolidated Financial Statements — (Continued)
The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $9.0 million and $9.8 million as of December 31, 2006 and 2005 and are included in short-term investments on the accompanying consolidated balance sheets.
The Company has issued group annuity contracts and performs administrative and investment services for various employee benefit plans that it sponsors on behalf of its employees. Total account values of these contracts were $161.5 million and $213.6 million as of December 31, 2006 and 2005. Total revenues from these contracts were $0.8 million, $1.0 million and $1.2 million for the twelve months ended December 31, 2006, 2005 and 2004, and included policy charges and net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances was $0.7 million, $1.0 million and $1.3 million for the twelve months ended December 31, 2006, 2005 and 2004. The terms of these contracts are consistent in all material respects with what the Company offers to unaffiliated parties who are similarly situated.
Approximately $181.2 million and $27.8 million for the twelve months ended December 31, 2006, $96.1 million and $18.8 million for the twelve months ended December 31, 2005 and $98.7 million and $17.4 million for the twelve months ended December 31, 2004 of Nationwide Life Insurance Company, (NLIC), variable life and annuities and fixed life and annuities, respectively, were sold through the Company’s distribution channels.
Approximately $829.9 million of the proceeds from sale of available-for-sale securities and $23.4 million of gross realized gains for the twelve months ended December 31, 2004, related to inter-company fixed maturity sales to NLIC and Nationwide Life and Annuity Insurance Company.
The Company leases office space to an affiliate of NMIC. For the year ended December 31, 2006 and 2005, the company received lease payments totaling $0.2 million and $0.2 million, respectively.
The Company transferred its fixed assets to NMIC in 2006 for $2.4 million, which was the value of the fixed assets as of March 31, 2006.
(13)     Contingencies
Legal Matters
The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is often not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses with any degree of certainty. Some matters, including certain of those referred to below, are in very preliminary stages, and the Company does not have sufficient information to make an assessment of the plaintiffs’ claims for liability or damages. In many of the cases, the plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, which are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company’s consolidated financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company’s consolidated financial results in a particular quarterly or annual period.
In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements against life insurers other than the Company.

Notes to Consolidated Financial Statements — (Continued)
The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past few years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by regulatory agencies and state attorneys general with respect to market timing and late trading matters, and is cooperating and responding to such inquiries.
In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales and replacements by producers on behalf of the issuer. Also under investigation are compensation and revenue sharing arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company’s ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations. These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies.
On October 9, 2003, NLICA was named as one of twenty-six defendants in a lawsuit filed in the United States District Court for the Middle District of Pennsylvania entitled Steven L. Flood, Luzerne County Controller and the Luzerne County Retirement Board on behalf of the Luzerne County Employee Retirement System v. Thomas A. Makowski, Esq., et al. NLICA is a defendant as the successor in interest to Provident Mutual Life Insurance Company, which is alleged to have entered into four agreements to manage assets and investments of the Luzerne County Employee Retirement System (the Plan). In their complaint, the plaintiffs allege that NLICA aided and abetted certain other defendants in breaching their fiduciary duties to the Plan. The plaintiffs also allege that NLICA violated the Federal Racketeer Influenced and Corrupt Organizations Act (RICO) by engaging in and conspiring to engage in an improper scheme to mismanage funds in order to collect excessive fees and commissions and that NLICA was unjustly enriched by the allegedly excessive fees and commissions. The complaint seeks treble compensatory damages, punitive damages, a full accounting, imposition of a constructive trust on all funds paid by the Plan to all defendants, pre- and post-judgment interest, and costs and disbursements, including attorneys’ fees. On August 24, 2004, the District Court issued an order dismissing the count alleging aiding and abetting a breach of fiduciary duty and one of the RICO counts. Fact and expert discovery has been completed. On October 11, 2006, NLICA filed a motion for summary judgment on all relevant counts contained in the complaint. Additionally, all other remaining defendants have filed a motion for summary judgment on all remaining claims. Those motions are pending before the court. NLICA continues to defend this lawsuit vigorously.
Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company’s consolidated financial statements, have arisen in the course of the Company’s business, including, but not limited to, its connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other Federal and state authorities regularly make inquiries and conduct investigations concerning the Company’s compliance with applicable insurance and other laws and regulations.

Notes to Consolidated Financial Statements — (Continued)
Tax Matters
The Company’s federal income tax returns are routinely audited by the IRS. Management has established tax reserves representing its best estimate of additional amounts it may be required to pay if certain tax positions it has taken are challenged and ultimately denied by the IRS. These reserves are reviewed regularly and are adjusted as events occur that management believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement on the deductibility/ non-deductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. Management believes its tax reserves reasonably provide for potential assessments that may result from IRS examinations and other tax-related matters for all open tax years.
(14)     Lease Commitments
The Company leases office space, data processing equipment and certain other furniture and equipment under operating leases expiring on various dates between 2007 and 2011. Most of the leases contain renewal and purchase options based on prevailing fair market values.
Future minimum rental payments required and related sublease rentals receivable under non-cancelable operating leases in effect at December 31, 2006, and which have initial or remaining terms of one year or more, are summarized as follows (in millions):

	Rental	Sublease
	Payments	Rentals

Year ending December 31:
2007	$9.3	$2.4
2008	7.9	2.2
2009	6.3	1.9
2010	1.0	0.1
2011	0.1	—
Thereafter	—

	$24.6	$6.6

Total related rent expense was $7.6 million, $7.4 million and $10.3 million, which was net of sublease income of $2.6 million, $1.4 million and $0.5 million, for the twelve months ended December 31, 2006, 2005 and 2004, respectively.

Notes to Consolidated Financial Statements — (Continued)
(15)     Closed Block
The amounts shown in the following tables for assets, liabilities, revenues, and expenses of the closed block are those that enter into the determination of amounts that are to be paid to policyholders.
Summarized financial information for the closed block follows:

	As of	As of
(in millions)	December 31, 2006	December 31, 2005

Closed block liabilities:
Future policyholder benefits	$1,881.0	$1,903.3
Policyholder funds and accumulated dividends	141.5	144.3
Policyholder dividends payable	30.1	28.1
Policyholder dividend obligation (including the adjustment for unrealized gains on available for sale securities)	64.0	73.2
Other policy obligations	10.2	8.1
Other closed block liabilities	0.4	0.9

Total closed block liabilities	2,127.2	2,157.9

Assets designated to the closed block:
Fixed maturity securities available-for-sale, at estimated fair value (cost $1,138.6 in 2006; $1,178.8 in 2005)	1,154.5	1,209.5
Mortgage loans on real estate	344.9	363.1
Policy loans	206.8	213.1
Other closed block assets	159.2	98.2

Total closed block assets	1,865.4	1,883.9

Excess of reported closed block liabilities over assets designated to the closed block	261.8	274.0

Portion of above representing other comprehensive income
(Decrease) increase in unrealized appreciation on fixed maturities available-for-sale	(14.8)	(34.7)
Adjustment to policyholder dividend obligation	14.8	34.7
Total	—	—

Maximum future earnings to be recognized from closed block assets and liabilities	$261.8	$274.0

Other comprehensive income:
Fixed maturity securities available-for-sale:
Fair value	$1,154.5	$1,209.5
Amortized cost	1,138.6	1,178.8
Net unrealized (gains)/losses policyholder dividend obligation	(15.9)	(30.7)

Unrealized appreciation	$—	$—

Notes to Consolidated Financial Statements — (Continued)

	For the Year	For the Year	For the Year
	Ended	Ended	Ended
(in millions)	December 31, 2006	December 31, 2005	December 31, 2004

Closed block operations:
Closed block revenues:
Premiums	$98.0	$104.4	$107.3
Net investment income	105.0	110.2	110.8
Realized investment (losses) gains	(4.1)	1.2	(1.7)
Realized gains (losses) credited to policyholder dividend obligation	0.1	(5.2)	(7.2)

Total closed block revenues	199.0	210.6	209.2

Closed block benefits and expenses:
Policy and contract benefits	137.9	142.7	136.8
Change in future policyholder benefits and interest credited to policyholder account values	(22.8)	(28.5)	(19.6)
Dividends to policyholders	58.3	55.6	57.1
Change in policyholder dividend obligation	5.7	17.7	7.0
Other closed block expenses	1.2	1.2	1.4

Total closed block benefits and expenses	180.3	188.7	182.7

Total closed block revenues, net of closed block benefits and expenses, before federal income taxes	18.7	21.9	26.5
Federal income taxes	6.5	7.7	9.3

Closed block revenues, net of closed block benefits and expenses and federal income taxes	$12.2	$14.2	$17.2

Maximum future earnings from closed block assets and liabilities:
Beginning of period	$274.0	$288.2	$305.4
Change during period	(12.2)	(14.2)	(17.2)
Other adjustments	—	—	—

End of period	$261.8	$274.0	$288.2

Cumulative closed block earnings from inception through December 31, 2006 and 2005 were higher than expected in the actuarial calculation. Therefore, a policyholder dividend obligation of $48.1 million (excluding the adjustment for unrealized gains on available for sale securities) exists at December 31, 2006 and $42.5 at December 31, 2005. Other adjustments include revisions to the prior year end balances including primarily policyholder dividends payable and adjustments to current and deferred taxes.

(16)	Segment Information
Management views the Company’s business primarily based on its underlying products and uses this basis to define its four reportable segments: Individual Investments, Retirement Plans, Individual Protection, and Corporate and Other.
The primary segment profitability measure that management uses is pre-tax operating earnings, which is calculated by adjusting income before income taxes and the cumulative effect of adoption of accounting

Notes to Consolidated Financial Statements — (Continued)
principles to exclude: (1) net realized gains on investments and (2) the adjustment to amortization of DAC and VOBA related to net realized gains/losses.
The Individual Investments segment consists of fixed, variable and income products no longer marketed by the Company. Individual deferred annuity contracts provide the customer with tax-deferred accumulation of savings and flexible payout options including lump sum, systematic withdrawal or a stream of payments for life. In addition, variable annuity contracts provide the customer with access to a wide range of investment options and asset protection in the event of an untimely death, while fixed annuity contracts generate a return for the customer at a specified interest rate fixed for prescribed periods.
The Retirement Plans segment is comprised of group (pension) annuity products.
The Individual Protection segment markets traditional and variable life insurance products and maintains a block of direct response-marketed life insurance products. Life insurance products provide a death benefit and generally also allow the customer to build cash value on a tax-advantaged basis.
In addition to the product segments, the Company reports a Corporate & Other segment. The Corporate & Other segment includes net investment income not allocated to the three product segments, unallocated expenses, and revenue and expenses of the Company’s health products and noninsurance operations. In addition to these operating revenues and expenses, the Company also reports net realized gains and losses on investments not attributable to the closed block.

Notes to Consolidated Financial Statements — (Continued)
The following tables summarize the financial results of the Company’s business segments for the twelve months ended December 31, 2006, 2005 and 2004.

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2006
Policy charges	$6.7	$14.1	$162.4	$—	$183.2
Traditional life insurance and immediate annuity premiums	—	—	118.2	—	118.2
Net investment income	41.6	16.1	139.3	30.0	227.0
Other income	—	—	—	58.1	58.1
Net realized losses on investments	—	—	(1.6)	(2.0)	(3.6)

Total revenues	48.3	30.2	418.3	86.1	582.9

Interest credited to policyholder account values	26.6	11.0	12.6	—	50.2
Life insurance and annuity benefits	(0.5)	—	184.5	—	184.0
Policyholder dividends on participating policies	—	—	65.1	—	65.1
Amortization of deferred policy acquisition costs	—	0.5	12.0	—	12.5
Amortization of value of business acquired	6.3	6.7	32.7	0.2	45.9
Other operating expenses	3.7	6.5	50.0	67.5	127.7

Total benefits and expenses	36.1	24.7	356.9	67.7	485.4

Income before Federal income tax expense	12.2	5.5	61.4	18.4	$97.5

Adjustments to amortization of DAC/ VOBA on capital gains/(losses)	0.1	0.1	—	—
Net realized losses on investments	—	—	1.6	2.0

Pre-Tax operating earnings	$12.1	$5.4	$63.0	$20.4

Assets as of December 31, 2006	$1,112.0	$1,308.5	$5,128.8	$994.1	$8,543.4

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2005
Policy charges	$8.0	$9.7	$169.0	$—	$186.7
Traditional life insurance and immediate annuity premiums	0.3	—	131.8	—	132.1
Net investment income	44.3	17.8	145.8	21.6	229.5
Other income	—	—	—	49.3	49.3
Net realized (losses) gains on investments	—	—	(1.8)	10.6	8.8

Total revenues	52.6	27.5	444.8	81.5	606.4

Interest credited to policyholder account values	28.2	10.1	11.7	—	50.0
Life insurance and annuity benefits	0.7	—	191.5	—	192.2
Policyholder dividends on participating policies	—	—	74.3	—	74.3
Amortization of deferred policy acquisition costs	(0.2)	1.0	13.1	—	13.9
Amortization of value of business acquired	7.2	3.5	34.1	0.2	45.0
Other operating expenses	4.5	8.1	55.6	51.0	119.2

Total benefits and expenses	40.4	22.7	380.3	51.2	494.6

Income before Federal income tax expense	12.2	4.8	64.5	30.3	$111.8

Adjustments to amortization of DAC/ VOBA on capital gains/(losses)	0.2	(0.7)	0.6	—
Net realized losses (gains) on investments	—	—	1.8	(10.6)

Pre-Tax operating earnings	$12.0	$5.5	$65.7	$19.7

Assets as of December 31, 2005	$1,356.3	$1,431.0	$5,156.3	$689.1	$8,632.7

Notes to Consolidated Financial Statements — (Continued)

	Individual	Retirement	Individual	Corporate
(in millions)	Investments	Plans	Protection	& Other	Total

Year Ended December 31, 2004
Policy charges	$9.9	$14.8	$172.8	$—	$197.5
Traditional life insurance and immediate annuity premiums	0.2	—	130.5	—	130.7
Net investment income	44.8	18.8	145.0	17.2	225.8
Other income	—	—	—	46.1	46.1
Net realized gains on investments	—	—	(4.3)	31.7	27.4

Total revenues	54.9	33.6	444.0	95.0	627.5

Interest credited to policyholder account values	29.5	10.4	11.3	—	51.2
Life insurance and annuity benefits	—	—	178.9	—	178.9
Policyholder dividends on participating policies	—	—	65.3	—	65.3
Amortization of deferred policy acquisition costs	—	0.2	20.0	—	20.2
Amortization of value of business acquired	7.5	4.7	40.3	0.2	52.7
Other operating expenses	5.5	10.0	61.6	47.1	124.2

Total benefits and expenses	42.5	25.3	377.4	47.3	492.5

Income before Federal income tax expense	12.4	8.3	66.6	47.7	$135.0

Net realized losses (gains) on investments	—	—	4.3	(31.7)

Pre-Tax operating earnings	$12.4	$8.3	$70.9	$16.0

Assets as of December 31, 2004	$1,543.7	$1,532.1	$5,118.8	$756.7	$8,951.3

The Company has no significant revenue from customers located outside of the U.S. nor does the Company have any significant long-lived assets located outside the U.S.
(17)     Variable Interest Entities
The Company holds variable interests, in the form of limited partnership (LP) investments, in five tax credit funds. These investments have been held by the Company for periods ranging from 1 to 6 years and allows the Company to experience certain tax credits and other tax benefits from affordable housing projects. The total exposure to loss on these VIE’s where the Company is not the primary beneficiary is $56.1 million and $13.1 million as of December 31, 2006 and 2005, respectively.
(18)     Variable Annuity Contracts
The Company maintains traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also maintains non-traditional variable annuity contracts in which the

Notes to Consolidated Financial Statements — (Continued)
Company provides a guarantee to benefit the related contract holders or GMDB. The GMDB provides a specified minimum return upon death. The Company offers four primary GMDB types:

•	Return of premium — provides the greater of account value or total deposits made to the contract less any partial withdrawals.

•	Reset — provides the greater of a return of premium death benefit or the anniversary (generally the sixth or eighth year) account value adjusted for withdrawals.

•	Ratchet — provides the greater of a return of premium death benefit or the highest specified “anniversary” account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary — evaluated monthly; annual — evaluated annually; and five-year — evaluated every fifth year.

•	Rollup — provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 74 or 200% of adjusted premiums.
The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

	December 31, 2006			December 31, 2005

	Account	Net Amount	Wtd. Avg.	Account	Net Amount	Wtd. Avg.
(in millions)	Value	at Risk[1]	Attained Age	Value	at Risk[1]	Attained Age

GMDB:
Return of premium	$3.9	$0.0	62	$4.0	$0.0	61
Reset	140.1	1.7	61	166.9	2.9	61
Ratchet	44.2	1.4	56	54.5	2.7	56
Roll-up	0.7	0.0	56	1.1	0.1	56

Total — GMDB	$188.9	$3.1	60	$226.5	$5.7	60

1	Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value, less any reinsurance recoverable and zero.
Following is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company’s general account for the year ended December 31, 2006 and 2005:

	December 31,	December 31,
(in millions)	2006	2005

Balance at beginning of period	$0.3	$0.2
Expense provision	0.3	0.3
Net claims paid	(0.3)	(0.2)
Value of new business sold	—	—
Change in fair value	—	—

Balance at end of period	$0.3	$0.3

Notes to Consolidated Financial Statements — (Continued)
The following table summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

(in millions)	December 31, 2006	December 31, 2005

Mutual funds:
Bond	$32.0	$42.5
Domestic equity	275.8	332.9
International equity	26.3	27.4

Total mutual funds	334.1	402.8
Money market funds	14.7	21.0

Total	$348.8	$423.8

The Company’s GMDB claim reserves are determined by estimating the expected value of death benefits on contracts that trigger a policy benefit and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised.
The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2006 and December 31, 2005 (except where noted otherwise):

•	Data used was based on a combination of historical numbers and future projections involving 25 stochastically generated economic scenarios

•	Mean gross equity performance — 8.1%

•	Equity volatility — 18.7%

•	Mortality — 100% of Annuity 2000 table

•	Asset fees — equivalent to mutual fund and product loads

•	Discount rate — 8.0%
Lapse rate assumptions vary by duration as shown below:

Duration	1	2	3	4	5	6	7	8	9+

Minimum	5.50%	8.00%	12.50%	13.50%	14.50%	18.50%	25.00%	22.00%	21.50%
Maximum	12.50%	17.50%	23.50%	21.00%	25.50%	25.00%	30.00%	35.00%	38.00%

Nationwide Life Insurance Company of America and Subsidiaries
Schedule I Summary of Investments — Other than Investments in Related Parties
December 31, 2006

Column A	Column B	Column C	Column D

			Amount at
			Which Shown
			in the
		Market	Consolidated
Type of Investment	Cost	Value	Balance Sheet

Fixed maturity securities available-for-sale:
Bonds:
U.S. Government and government agencies and authorities	$40.1	$40.2	$40.2
Agencies not backed by the full faith and credit of the U.S. Government	5.0	4.9	4.9
States, municipalities and political subdivisions	8.7	8.5	8.5
Foreign governments	1.3	1.2	1.2
Public utilities	228.9	230.5	230.5
All other corporate	2,359.8	2,361.7	2,361.7

Total fixed maturity securities available-for-sale	2,643.8	2,647.0	2,647.0

Equity securities available-for-sale:
Common stocks:
Public Utilities	—	—	—
Banks, trust and insurance companies	10.2	13.5	13.5
Industrial, miscellaneous and all other	18.4	19.6	19.6
Nonredeemable preferred stocks	—	—	—

Total equity securities available-for-sale	28.6	33.1	33.1

Mortgage loans on real estate, net	709.3		707.6	[1]
Real estate, net:
Investment properties	4.4		3.5	[2]
Acquired in satisfaction of debt	0.9		0.9	[2]
Properties occupied by entity	20.4		17.5	[2]

Total real estate, net	25.7		21.9

Policy loans	327.7		327.7
Other long-term investments	189.7		177.9	[3]
Short-term investments, including amounts managed by a related party	190.5		190.5

Total investments	$4,115.3		$4,105.7

1	Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate (see note 3 to the consolidated financial statements).

2	Difference from Column B primarily results from adjustments for accumulated depreciation.

3	Difference from Column B is primarily due to operating gains and/or losses of investments in limited partnerships.
See accompanying report of independent registered public accounting firm.

Nationwide Life Insurance Company of America and Subsidiaries
Schedule IV — Reinsurance
December 31, 2006

					Percentage
		Ceded	Assumed		of Amount
		to Other	from Other		Assumed
(in 000’s)	Gross Amount	Company’s	Company’s	Net Amount	to Net

2006
Life insurance in force	45,787,290	18,458,823	11,759	27,340,226	0.0%

Premiums:
Life insurance	$139,342	$22,720	$1,581	$118,203	1.3%
Accident & health insurance	$2,882	$1,318	—	$1,564	0.0%

Total premiums	$142,224	$24,038	$1,581	$119,767	1.3%

2005
Life insurance in force	48,027,710	19,555,834	462,670	28,934,546	1.6%

Premiums:
Life insurance	$149,257	$17,827	$692	$132,122	0.5%
Accident & health insurance	$3,261	$1,488	—	$1,773	0.0%

Total premiums	$152,518	$19,315	$692	$133,895	0.5%

2005
Life insurance in force	50,072,633	20,282,539	457,961	30,248,055	1.5%

Premiums:
Life insurance	$152,429	$22,045	$336	$130,720	0.3%
Accident & health insurance	$3,361	$1,426	—	$1,935	0.0%

Total premiums	$155,790	$23,471	$336	$132,655	0.3%

See accompanying report of independent registered public accounting firm.

Nationwide Life Insurance Company of America and Subsidiaries
Schedule V — Valuation and Qualifying Accounts
Years Ended December 31, 2006, 2005 and 2004

Column A	Column B	Column C		Column D	Column E

		Charged
	Balance at	(Credited) to	Charged		Balance
	Beginning of	Costs and	to Other		at End of
Description	Period	Expenses	Accounts	Deductions*	Period

2006
Valuation allowances — mortgage loans on real estate	$3,761,846	$(93,640)		$1,933,322	$1,734,884
2005
Valuation allowances — mortgage loans on real estate	$3,707,391	$578,205		$523,750	$3,761,846
2004
Valuation allowances — mortgage loans on real estate	$3,264,176	$443,215			$3,707,391

*	Amounts represent recoveries.
See accompanying report of independent registered public accounting firm.

PART C
OTHER INFORMATION

Item 26. Exhibits

(a)	Board of Directors Resolutions.
(1)
Resolution adopted by the Board of Directors of Provident Mutual Life Insurance Company authorizing establishment of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Managed Separate Account, and Provident Mutual Variable Zero Coupon Bond Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(2)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Aggressive Growth Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(3)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable International Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(4)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company establishing the Provident Mutual Variable Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(5)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(6)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of additional Subaccounts of Provident Mutual Variable Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(7)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.

(8)
Resolutions of the Board of Directors of Provident Mutual Life Insurance Company Approving Reorganization of the Provident Mutual Variable Growth Separate Account, Provident Mutual Variable Money Market Separate Account, Provident Mutual Variable Bond Separate Account, Provident Mutual Variable Zero Coupon Bond Separate Account, Provident Mutual Variable Aggressive Growth Separate Account, Provident Mutual Variable International Separate Account, Provident Mutual Variable Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 25, 2000.

(9)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company authorizing the filing of Registration Statements and Post-Effective Amendments.  Incorporated herein by reference to corresponding exhibits to the initial filing to the Form N-4 registration statement (File No. 333-58308) for Provident Mutual Life Insurance Company filed on April 5, 2001.

(10)
Resolution of the Board of Directors of Provident Mutual Life Insurance Company Approving Creation of Additional Subaccounts of Provident Mutual Variable Life Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Life Insurance Company, filed on April 19, 2002.

(11)
Resolution of the Board of Directors of Nationwide Life Insurance Company of America Approving Creation of Additional Subaccounts of Nationwide Provident VLI Separate Account 1.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(b)	Custodian Agreements. Not applicable.

(c)	Underwriting Contracts.
(1)
Form of Underwriting Agreement among Provident Mutual Life Insurance Company, PML Securities, Inc. and Provident Mutual Variable Separate Account.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(2)
Personal Producing General Agent's Agreement and Supplement.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(3)
Personal Producing Agent's Agreement and Supplement.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(4)
Producing General Agent's Agreement and Supplement.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(5)
Form of Selling Agreement between PML Securities, Inc. and Broker/Dealers.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 33-42133) for Provident Mutual Variable Growth Separate Account, et al. filed on May 1, 1998.

(d)	Contracts.
(1)
Flexible Premium Adjustable Survivorship Variable Life Insurance Policy (Form VL103).  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-84475) for Provident Mutual Variable Growth Separate Account, et al., filed October 25, 1999.

(2)
Convertible Term Life Rider (Form C308).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 33-42133) for Provident Mutual Variable Growth Separate Account, et al. filed on May 1, 1998.

(3)
Extension of Final Policy Date Rider (Form C822).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 11 to the Form S-6 registration statement (File No. 33-42133) for Provident Mutual Variable Growth Separate Account, et al. filed on May 1, 1998.

(4)
Guaranteed Minimum Death Benefit Rider (Form C320).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 333-55470) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(5)
Policy Split Rider (Form R1615).  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-84475) for Provident Mutual Variable Growth Separate Account, et al., filed October 25, 1999.

(6)
Disability Waiver Benefit Rider (Form R1901).  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form S-6 registration statement (File No. 333-71763) for Provident Mutual Variable Growth Separate Account, et al., filed on March 16, 1999.

(7)
Additional Insurance Benefit Rider (Form R1310).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-84475) for Provident Mutual Life Insurance Company, filed on April 19, 2001.

(8)
Change of Insured Rider (Form C905).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-6 registration statement (File No. 333-82613) for Nationwide Life Insurance Company of America, filed on April 24, 2003.

(9)
4-Year Term Rider (Form C309).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-6 registration statement (File No. 333-82613) for Nationwide Life Insurance Company of America, filed on April 24, 2003.

(10)
Guaranteed Minimum Death Benefit Rider (Form R1320).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 5 to the Form N-6 registration statement (File No. 333-82613) for Nationwide Life Insurance Company of America, filed on April 24, 2003.

(e)   Applications.
(1)
Form of Application.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-67775) for Providentmutual Life and Annuity Company of America filed on April 24, 2000.

(2)
Initial Allocation Selection.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(3)
Initial Allocation Schedule (A64 1.03).  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 7 to the Form N-6 registration statement (File No. 333-71763) for Nationwide Life Insurance Company of America, filed on April 24, 2003.

(f)    Depositor's Certificate of Incorporation and By-Laws.
(1)
Charter of Provident Mutual Life Insurance Company.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(2)
By-Laws of Provident Mutual Life Insurance Company.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 18 to the Form S-6 registration statement (File No. 33-2625) for Provident Mutual Variable Growth Separate Account, et al., filed on May 1, 1998.

(3)
Charter of Nationwide Life Insurance Company of America.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(4)
By-Laws of Nationwide Life Insurance Company of America.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(g)	Reinsurance Contracts.
(1)
Single Life Permanent Pool (ERC).  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(2)
Single Life Permanent Pool (RGA).  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(3)
Automatic and Facultative YRT Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(4)
Addendum to the Automatic and Facultative Reinsurance Agreement between Provident Mutual Life Insurance Company, Providentmutual Life and Annuity Company of America, and RGA Reinsurance Company.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(5)
Automatic Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and Phoenix Home Life Mutual Insurance Company.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(6)
Amendment Number 3 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(7)
Amendment Number 4 to the Reinsurance Agreement No. 2727 between Provident Mutual Life Insurance Company and ERC Life Reinsurance Corporation.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(8)
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-105 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(9)
Automatic Yearly Renewable Term Reinsurance Agreement No. P226-106 between Provident Mutual Life Insurance Company and General & Cologne Life Re of America.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(10)
YRT Agreement No. 5918-14 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(11)
YRT Agreement No. 5918-15 between Provident Mutual Life Insurance Company and AUSA Life Insurance Company, Inc.  Incorporated herein by reference to corresponding exhibits to pre-effective amendment number 1 to the Form N-6 registration statement (File No. 333-98629) for Nationwide Life Insurance Company of America, filed on December 16, 2002.

(h)	Form of Participation Agreements – Filed with Post-Effective Amendment No. 8 on April 28, 2006 (File No. 333-84475) and hereby incorporated by reference.

(i)	Administrative Contracts. Not applicable.

(j)	Other Material Contracts. Not applicable.

(k)
Legal Opinion. Opinion and Consent of James Bernstein, Esquire.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-84475) for Provident Mutual Life Insurance Company, filed on April 19, 2001.

(l)	Actuarial Opinion. Not applicable.

(m)	Calculations. Not applicable.

(n)	Other Opinions.
(1)	Consent of Independent Registered Public Accounting Firm - Attached hereto.

(o)	Omitted Financial Statements. Not applicable.

(p)	Initial Capital Agreements. Not applicable.

(q)
Redeemability Exemption. Description of Nationwide Life Insurance Company of America's Issuance, Transfer and Redemption Procedures for Policies.  Incorporated herein by reference to corresponding exhibits to post-effective amendment number 2 to the Form S-6 registration statement (File No. 333-84475) for Provident Mutual Life Insurance Company, filed on April 19, 2001.

(99) Power of Attorney – Attached hereto.

Item 27.  Directors and Officers of the Depositor

Chairperson of the Board, Chief Executive Officer, and Director	W. G. Jurgensen
Vice Chairperson of the Board and Director	Mark R. Thresher
President and Director	Peter A. Golato
Executive Vice President and Chief Legal and Governance Officer	Patricia R. Hatler
Executive Vice President	Terri L. Hill
Executive Vice President–Finance, Investments and Strategy, and Director	Robert A. Rosholt
Senior Vice President – Information Technology	Denise Sortino
Senior Vice President and Assistant Treasurer and Director	Timothy G. Frommeyer
Senior Vice President and Assistant Treasurer	Harry H. Hallowell
Senior Vice President–Chief Investment Officer	Gail G. Snyder
Senior Vice President and Treasurer	James D. Benson
Vice President and Assistant Secretary	Thomas E. Barnes
Director	John Laughlin Carter

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

Item 28.                 Persons Controlled by or Under Common Control with the Depositor or Registrant.
*	Subsidiaries for which separate financial statements are filed
**	Subsidiaries included in the respective consolidated financial statements
***	Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries
****	Other subsidiaries
COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
1717 Advisory Services, Inc.	Pennsylvania		The company was formerly registered as an investment advisor and is currently inactive.
1717 Brokerage Services, Inc.	Pennsylvania		The company is a multi-state licensed insurance agency.
1717 Capital Management Company*	Pennsylvania		The company is registered as a broker-dealer and investment advisor.
1717 Insurance Agency of Massachusetts, Inc.	Massachusetts		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Massachusetts.
1717 Insurance Agency of Texas, Inc.	Texas		The company is established to grant proper licensing to the Nationwide Life Insurance Company of America affiliates in Texas.
AGMC Reinsurance, Ltd.	Turks & Caicos Islands		The company is in the business of reinsurance of mortgage guaranty risks.
AID Finance Services, Inc.	Iowa		The company operates as a holding company.
ALLIED General Agency Company	Iowa		The company acts as a general agent and surplus lines broker for property and casualty insurance products.
ALLIED Group, Inc.	Iowa		The company is a property and casualty insurance holding company.
ALLIED Property and Casualty Insurance Company	Iowa		The company underwrites general property and casualty insurance.
ALLIED Texas Agency, Inc.	Texas		The company acts as a managing general agent to place personal and commercial automobile insurance with Colonial County Mutual Insurance Company for the independent agency companies.
Allnations, Inc.	Ohio		The company engages in promoting, extending, and strengthening cooperative insurance organizations throughout the world.
AMCO Insurance Company	Iowa		The company underwrites general property and casualty insurance.
American Marine Underwriters, Inc.	Florida		The company is an underwriting manager for ocean cargo and hull insurance.
Atlantic Floridian Insurance Company (f.k.a Nationwide Atlantic Insurance Company)	Ohio		The company writes personal lines residential property insurance in the State of Florida.
Audenstar Limited	England and Wales		The company is an investment holding company.
BlueSpark, LLC	Ohio		The company is currently inactive.
Cal-Ag Insurance Services, Inc.	California		The company is an insurance agency.
CalFarm Insurance Agency	California		The company is an insurance agency.
Colonial County Mutual Insurance Company*	Texas		The company underwrites non-standard automobile and motorcycle insurance and other various commercial liability coverages in Texas.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Corviant Corporation	Delaware
The purpose of the company is to create a captive distribution network through which affiliates can sell multi-manager investment products, insurance products and sophisticated estate planning services.

Crestbrook Insurance Company* (f.k.a. CalFarm Insurance Company)	Ohio		The company is an Ohio-based multi-line insurance corporation that is authorized to write personal, automobile, homeowners and commercial insurance.
Depositors Insurance Company	Iowa		The company underwrites general property and casualty insurance.
DVM Insurance Agency, Inc.	California		This company places pet insurance business not written by Veterinary Pet Insurance Company outside of California with National Casualty Company.
F&B, Inc.	Iowa		The company is an insurance agency that places business with carriers other than Farmland Mutual Insurance Company and its affiliates.
Farmland Mutual Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Financial Settlement Services Agency, Inc.	Ohio		The company is an insurance agency in the business of selling structured settlement products.
FutureHealth Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
FutureHealth Holding Company	Maryland		The company provides population health management.
FutureHealth Technologies Corporation	Maryland		The company is a wholly-owned subsidiary of FutureHealth Holding Company, which provides population health management.
Gartmore Distribution Services, Inc.*	Delaware		The company is a limited purpose broker-dealer.
Gartmore Investor Services, Inc.	Ohio		The company provides transfer and dividend disbursing agent services to various mutual fund entities.
Gartmore Morley Capital Management, Inc.	Oregon		The company is an investment advisor and stable value money manager.
Gartmore Mutual Fund Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gartmore S.A. Capital Trust	Delaware		The trust acts as a registered investment advisor.
Gates, McDonald & Company	Ohio		The company provides services to employers for managing workers' compensation matters and employee benefits costs.
Gates, McDonald & Company of New York, Inc.	New York		The company provides workers' compensation and self-insured claims administration services to employers with exposure in New York.
GatesMcDonald DTAO, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald DTNHP, LLC	Ohio		The company provides disability tax reporting services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
GatesMcDonald DTC, LLC	Ohio		The company provides disability tax reporting services.
GatesMcDonald Health Plus Inc.*	Ohio		The company provides medical management and cost containment services to employers.
GVH Participacoes e Empreedimientos Ltda.	Brazil		The company acts as a holding company.
Insurance Intermediaries, Inc.	Ohio		The company is an insurance agency and provides commercial property and casualty brokerage services.
Life REO Holdings, LLC	Ohio		The company serves as a holding company for foreclosure entities.
Lone Star General Agency, Inc.	Texas		The company acts as general agent to market automobile and motorcycle insurance for Colonial County Mutual Insurance Company.
Morely & Associates, Inc. (f.k.a. Gartmore Morley & Associates, Inc.)	Oregon		The company brokers or places book-value maintenance agreements (wrap contracts) and guarantee investment contracts for collective investment trusts and accounts.
Morley Financial Services, Inc. (f.k.a. Gartmore Morley Financial Services, Inc.)	Oregon		The company is a holding company.
Mullen TBG Insurance Agency Services, LLC	Delaware		The company is a joint venture between TBG Insurance Services Corporation and MC Insurance Agency Services LLC. The Company provides financial products and services to executive plan participants.
National Casualty Company	Wisconsin		The company underwrites various property and casualty coverage, as well as individual and group accident and health insurance.
National Casualty Company of America, Ltd.	England
This is a limited liability company organized for profit under the Companies Act of 1948 of England for the purpose of carrying on the business of insurance, reinsurance, indemnity, and guarantee of various kinds.  This company is currently inactive.

Nationwide Advantage Mortgage Company*	Iowa		The company makes residential mortgage loans.
Nationwide Affinity Insurance Company of America*	Ohio		The company provides property and casualty insurance products.
Nationwide Agribusiness Insurance Company	Iowa		The company provides property and casualty insurance primarily to agricultural businesses.
Nationwide Arena, LLC*	Ohio		The purpose of the company is to develop Nationwide Arena and to engage in related development activity.
Nationwide Asset Management Holdings	England and Wales		The company operates as a holding company.
Nationwide Global Asset Management, Inc. (f.k.a. Gartmore Global Asset Management , Inc.)	Delaware		The company operates as a holding company.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Assurance Company	Wisconsin		The company underwrites non-standard automobile and motorcycle insurance.
Nationwide Bank
This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending agency custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan act of 1933.

Nationwide Better Health, Inc.	Ohio		The company is a holding company for the health and productivity operations of Nationwide.
Nationwide Cash Management Company*	Ohio		The company buys and sells investment securities of a short-term nature as the agent for other Nationwide corporations, foundations, and insurance company separate accounts.
Nationwide Community Development Corporation, LLC	Ohio		The company holds investments in low-income housing funds.
Nationwide Corporation	Ohio		The company acts primarily as a holding company for entities affiliated with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.
Nationwide Document Solutions, Inc. (f.k.a. ALLIED Document Solutions, Inc.)	Iowa		The company provides general printing services to its affiliated companies as well as to certain unaffiliated companies.
Nationwide Emerging Managers, LLC (f.k.a. Gartmore Emerging Managers, LLC)	Delaware		The company acquires and holds interests in registered investment advisors and provides investment management services.
Nationwide Exclusive Agent Risk Purchasing Group, LLC	Ohio		The company's purpose is to provide a mechanism for the purchase of group liability insurance for insurance agents operating nationwide.
Nationwide Financial Assignment Company	Ohio		The company is an administrator of structured settlements.
Nationwide Financial Institution Distributors Agency, Inc.	Delaware		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of Massachusetts	Massachusetts		The company is an insurance agency.
Nationwide Financial Institution Distributors Insurance Agency, Inc. of New Mexico	New Mexico		The company is an insurance agency.
Nationwide Financial Services Capital Trust	Delaware		The trust's sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust.
Nationwide Financial Services, Inc.*	Delaware		The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute long-term savings and retirement products.
Nationwide Financial Sp. Zo.o	Poland		The company is currently inactive.
Nationwide Financial Structured Products, LLC	Ohio		The company captures and reports the results of the structured products business unit.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Foundation*	Ohio		The company contributes to non-profit activities and projects.
Nationwide General Insurance Company	Ohio		The company transacts a general insurance business, except life insurance, and primarily provides automobile and fire insurance to select customers.
Nationwide Global Finance, LLC	Ohio		The company acts as a support company for Nationwide Global Holdings, Inc. in its international capitalization efforts.
Nationwide Global Funds	Luxembourg		This company issues shares of mutual funds.
Nationwide Global Holdings, Inc.	Ohio		The company is a holding company for the international operations of Nationwide.
Nationwide Global Ventures, Inc. (f.k.a. Gartmore Global Ventures, Inc.)	Delaware		The company acts as a holding company.
Nationwide Indemnity Company*	Ohio		The company is involved in the reinsurance business by assuming business from Nationwide Mutual Insurance Company and other insurers within the Nationwide Insurance organization.
Nationwide Insurance Company of America	Wisconsin		The company underwrites general property and casualty insurance.
Nationwide Insurance Company of Florida*	Ohio		The company transacts general insurance business except life insurance.
Nationwide International Underwriters	California		The company is a special risk, excess and surplus lines underwriting manager.
Nationwide Investment Advisors, LLC	Ohio		The company provides investment advisory services.
Nationwide Investment Services Corporation**	Oklahoma		This is a limited purpose broker-dealer and acts as an investment advisor.
Nationwide Life and Annuity Company of America**	Delaware		The company provides individual life insurance products.
Nationwide Life and Annuity Insurance Company**	Ohio		The company engages in underwriting life insurance and granting, purchasing, and disposing of annuities.
Nationwide Life Insurance Company*	Ohio		The company provides individual life insurance, group life and health insurance, fixed and variable annuity products, and other life insurance products.
Nationwide Life Insurance Company of America*	Pennsylvania		The company provides individual life insurance and group annuity products.
Nationwide Life Insurance Company of Delaware*	Delaware		The company insures against personal injury, disability or death resulting from traveling, sickness or other general accidents, and every type of insurance appertaining thereto.
Nationwide Lloyds	Texas		The company markets commercial and residential property insurance in Texas.
Nationwide Management Systems, Inc.	Ohio		The company offers a preferred provider organization and other related products and services.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Mutual Capital, LLC	Ohio		The company acts as a private equity fund investing in companies for investment purposes and to create strategic opportunities for Nationwide.
Nationwide Mutual Capital I, LLC*	Delaware		The business of the company is to achieve long term capital appreciation through a portfolio of primarily domestic equity investments in financial service and related companies.
Nationwide Mutual Fire Insurance Company	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Mutual Insurance Company*	Ohio		The company engages in a general insurance and reinsurance business, except life insurance.
Nationwide Private Equity Fund, LLC	Ohio		The company invests in private equity funds.
Nationwide Properties, Ltd.	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investments.
Nationwide Property and Casualty Insurance Company	Ohio		The company engages in a general insurance business, except life insurance.
Nationwide Property Protection Services, LLC	Ohio		The company provides alarm systems and security guard services.
Nationwide Provident Holding Company*	Pennsylvania		The company is a holding company for non-insurance subsidiaries.
Nationwide Realty Investors, Ltd.*	Ohio		The company is engaged in the business of developing, owning and operating real estate and real estate investment.
Nationwide Retirement Solutions, Inc.*	Delaware		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Arizona	Arizona		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Inc. of Ohio	Ohio		The company provides retirement products, marketing and education and administration to public employees.
Nationwide Retirement Solutions, Inc. of Texas	Texas		The company markets and administers deferred compensation plans for public employees.
Nationwide Retirement Solutions, Insurance Agency, Inc.	Massachusetts		The company markets and administers deferred compensation plans for public employees.
Nationwide Sales Solutions, Inc.	Iowa		The company engages in direct marketing of property and casualty insurance products.
Nationwide Securities, Inc.*	Ohio		The company is a registered broker-dealer and provides investment management and administrative services.
Nationwide Separate Accounts, LLC (f.k.a. Gartmore Separate Accounts, LLC)	Delaware		The company acts as a registered investment advisor.
Nationwide Services Company, LLC	Ohio		The company performs shared services functions for the Nationwide organization.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Nationwide Services For You, LLC	Ohio		The company provides consumer services that are related to the business of insurance, including services that help consumers prevent losses and mitigate risks.
Nationwide Services Sp. Zo.o.	Poland		The company is currently inactive.
Newhouse Capital Partners, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Capital Partners II, LLC	Delaware		The company invests in financial services companies that specialize in e-commerce and promote distribution of financial services.
Newhouse Special Situations Fund I, LLC	Delaware
The company owns and manages contributed securities in order to achieve long-term capital appreciation from the contributed securities and through investments in a portfolio of other equity investments in financial service and other related companies.

NF Reinsurance Ltd.*	Bermuda		The company serves as a captive reinsurer for Nationwide Life Insurance Company’s universal life, term life and annuity business.
NFS Distributors, Inc.	Delaware		The company acts primarily as a holding company for Nationwide Financial Services, Inc.'s distribution companies.
NGH UK, Ltd.*	United Kingdom		The company is currently inactive.
NMC CPC WT Investment, LLC	Delaware		The business of the company is to hold and exercise rights in a specific private equity investment.
NorthPointe Capital LLC	Delaware		The company acts as a registered investment advisor.
NWD Investment Management, Inc. (f.k.a. Gartmore Global Investments, Inc.)	Delaware		The company acts as a holding company and provides other business services for the NWD Investments group of companies.
NWD Management & Research Trust (f.k.a. Gartmore Global Asset Management Trust)	Delaware		The company acts as a holding company for the NWD Investments group of companies and as a registered investment advisor.
NWD MGT, LLC (f.k.a. GGI MGT LLC)	Delaware
The company is a passive investment holder in Newhouse Special Situations Fund I, LLC for the purpose of allocation of earnings to the NWD Investments management team as it relates to the ownership and management of Newhouse Special Situations Fund I, LLC.

Pension Associates, Inc.	Wisconsin		The company provides pension plan administration and record keeping services, and pension plan and compensation consulting.
Premier Agency, Inc.	Iowa		This company is an insurance agency.
Provestco, Inc.	Delaware		The company serves as a general partner in certain real estate limited partnerships invested in by Nationwide Life Insurance Company of America.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
Quick Sure Auto Agency, Inc.	Texas		The company is an insurance agency and operates as an employee agent "storefront" for Titan Insurance Services.
RCMD Financial Services, Inc.	Delaware		The company is a holding company.
Registered Investment Advisors Services, Inc.	Texas		The company facilitates third-party money management services for plan providers.
Retention Alternatives, Ltd.*	Bermuda		The company is a captive insurer and writes first dollar insurance policies in workers’ compensation, general liability and automobile liability for its affiliates in the United States.
Riverview Alternative Investment Advisors, LLC (f.k.a. Gartmore Riverview, LLC)	Delaware		The company provides investment management services to a limited number of institutional investors.
Riverview Alternative Investment Advisors II LLC (f.k.a. Gartmore riverview II, LLC)	Delaware		The company is a holding company.
Riverview International Group, Inc.	Delaware		The company is a holding company.
RP&C International, Inc.	Ohio		The company is an investment-banking firm that provides specialist advisory services and innovative financial solutions to public and private companies internationally.
Scottsdale Indemnity Company	Ohio		The company is engaged in a general insurance business, except life insurance.
Scottsdale Insurance Company	Ohio		The company primarily provides excess and surplus lines of property and casualty insurance.
Scottsdale Surplus Lines Insurance Company	Arizona		The company provides excess and surplus lines coverage on a non-admitted basis.
TBG Advisory Services Corporation (d.b.a. TBG Advisors)	California		The company is an investment advisor.
TBG Aviation, LLC	California		The company holds an investment in a leased airplane and maintains an operating agreement with Flight Options.
TBG Danco Insurance Services Corporation	California		The corporation provides life insurance and individual executive estate planning.
TBG Financial & Insurance Services Corporation*	California
The company consults with corporate clients and financial institutions on the development and implementation of proprietary and/or private placement insurance products for the financing of executive benefit programs and individual executive's estate planning requirements.  As a broker dealer, TBG Financial & Insurance Services Corporation provides access to institutional insurance investment products.

TBG Financial & Insurance Services Corporation of Hawaii	Hawaii		The corporation consults with corporate clients and financial institutions on the development and implementation of proprietary, private placement and institutional insurance products.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
TBG Insurance Services Corporation*	Delaware		The company markets and administers executive benefit plans.
THI Holdings (Delaware), Inc.*	Delaware		The company acts as a holding company for subsidiaries of the Nationwide group of companies.
Titan Auto Agency, Inc. (d.b.a. Arlans Agency)	Michigan		The company is an insurance agency that primarily sells non-standard automobile insurance for Titan Insurance Company in Michigan.
Titan Auto Insurance of New Mexico, Inc.	New Mexico		The company is an insurance agency that operates employee agent storefronts.
Titan Holdings Service Corporation	Texas		The company is currently inactive.
Titan Indemnity Company	Texas		The company is a multi-line insurance company and is operating primarily as a property and casualty insurance company.
Titan Insurance Company	Michigan		This is a property and casualty insurance company.
Titan Insurance Services, Inc.	Texas		The company is a Texas grandfathered managing general agency.
Titan National Auto Call Center, Inc.	Texas		The company is licensed as an insurance agency that operates as an employee agent "call center" for Titan Indemnity Company.
Union Bond & Trust Company (f.k.a. Gartmore Trust Company)	Oregon		The company is an Oregon state bank with trust powers.
Veterinary Pet Insurance Company*	California		The company provides pet insurance.
Victoria Automobile Insurance Company	Indiana		The company is a property and casualty insurance company.
Victoria Financial Corporation	Delaware		The company acts as a holding company specifically for holding insurance companies of Victoria group of companies.
Victoria Fire & Casualty Company	Ohio		The company is a property and casualty insurance company.
Victoria Insurance Agency, Inc.	Ohio		The company is an insurance agency that acts as a broker for independent agents appointed with the Victoria companies in the State of Ohio.
Victoria National Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Select Insurance Company	Ohio		The company is a property and casualty insurance company.
Victoria Specialty Insurance Company	Ohio		The company is a property and casualty insurance company.
Vida Seguradora SA	Brazil		The company operates as a licensed insurance company in the categories of life and unrestricted private pension plan in Brazil.

COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
VPI Services, Inc.	California		The company operates as a nationwide pet registry service for holders of Veterinary Pet Insurance Company policies, including pet indemnification and a lost pet recovery program.
Washington Square Administrative Services, Inc.	Pennsylvania		The company provides administrative services to Nationwide Life and Annuity Company of America.
Western Heritage Insurance Company	Arizona		The company underwrites excess and surplus lines of property and casualty insurance.
Whitehall Holdings, Inc.	Texas		The company acts as a holding company for the Titan group of agencies.
W.I. of Florida (d.b.a. Titan Auto Insurance)	Florida		The company is an insurance agency and operates as an employee agent storefront for Titan Indemnity Company in Florida.

	COMPANY	STATE/COUNTRY OF ORGANIZATION	NO. VOTING SECURITIES (see attached chart unless otherwise indicated)	PRINCIPAL BUSINESS
*	MFS Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Multi-Flex Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-A	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-B	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-C	Ohio		Issuer of Annuity Contracts
*	Nationwide VA Separate Account-D	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-II	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-3	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-4	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-5	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-6	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-7	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-8	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-9	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-10	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-11	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-12	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-13	Ohio		Issuer of Annuity Contracts
*	Nationwide Variable Account-14	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-15	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-16	Ohio		Issuer of Annuity Contracts
	Nationwide Variable Account-17	Ohio		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account 1	Pennsylvania		Issuer of Annuity Contracts
*	Nationwide Provident VA Separate Account A	Delaware		Issuer of Annuity Contracts
	Nationwide VL Separate Account-A	Ohio		Issuer of Life Insurance Policies
	Nationwide VL Separate Account-B	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-C	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-D	Ohio		Issuer of Life Insurance Policies
*	Nationwide VL Separate Account-G	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-2	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-3	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-4	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-5	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-6	Ohio		Issuer of Life Insurance Policies
*	Nationwide VLI Separate Account-7	Ohio		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account 1	Pennsylvania		Issuer of Life Insurance Policies
*	Nationwide Provident VLI Separate Account A	Delaware		Issuer of Life Insurance Policies

Item 29.  Indemnification

The By-Laws of Nationwide Life Insurance Company of America provide as follows:

ARTICLE IX

INDEMNIFICATION OF DIRECTORS, OFFICERS AND OTHER PERSONS

Section 9.01.  Indemnification.  The Corporation shall indemnify any present, former or future Director, officer, employee or agent of the Corporation or any person who may serve or have served at its request as a Director, officer, employee, member, fiduciary, trustee, or agent of another corporation, partnership, joint venture, trust or other enterprise or association, to the extent provided in the Corporation's Articles of Incorporation.

Section 9.02.  Non-exclusivity and Supplementary Coverage.  The indemnification and advancement of expenses provided for in this Article IX and the Corporation's Articles of Incorporation shall not be deemed exclusive of any other rights to which those persons seeking indemnification and advancement of expenses may be entitled under any By-Law, agreement, vote of the shareholders or disinterested Directors or otherwise, both as to action in their official capacities and as to action in another capacity while holding that office, and shall continue as to a person who has ceased to be a Director, officer or employee and shall inure to the benefit of the heirs, executors, administrators and personal representatives of such a person; provided, however that indemnification pursuant to this Article IX and the Articles of Incorporation shall not be made in any case where the act or failure to act giving rise to the claim for indemnification is determined by a court to have constituted willful misconduct or recklessness.  The Corporation may create a fund of any nature, which may, but need not be, under the control of a trustee, or otherwise secure or ensure in any manner its indemnification obligations.

Section 9.03.  Payment of Indemnification.  An indemnified Director, officer or employee shall be entitled to indemnification within thirty days after a determination that such Director, officer or employee is so entitled under any bylaw, agreement, vote of shareholders or disinterested directors or otherwise as permitted under Section 1746 of the Pennsylvania Business Corporation Law of 1988, as amended, or any successor provision.

Section 9.04.  Payment of Expenses.  Expenses incurred by a Director, officer or employee in defending any such action, suit or proceeding shall be paid by the Corporation in advance of the final disposition of such action, suit or proceeding upon receipt of an undertaking by or on behalf of such person to repay such amount if it shall ultimately be determined that said Director, officer or employee is not entitled to be indemnified by the Corporation.  Advancement of expenses shall be authorized by the Board of Directors.

Section 9.05.  Proceedings Initiated by a Director, Officer and Other Persons.  Notwithstanding the provisions of Sections 9.01 and 9.02, the Corporation shall not indemnify a Director, officer or employee for any liability incurred in an action, suit or proceeding initiated (which shall not be deemed to include counterclaims or affirmative defenses) or participated in as an intervenor or amicus curiae by the person seeking indemnification unless such initiation of or participation in the action, suit or proceeding is authorized, either before or after its commencement, by the affirmative vote of a majority of Directors in office.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30.  Principal Underwriter

(a)	1717 Capital Management Company ("1717") is the principal underwriter and general distributor for the following separate investment accounts:

Nationwide Provident VA Separate Account 1	Nationwide Provident VLI Separate Account 1
Nationwide Provident VA Separate Account A	Nationwide Provident VLI Separate Account A

(b) Directors and Officers of 1717:

Senior Vice President	Denise M. Sortino**
Senior Vice President and Treasurer	James D. Benson
Vice President	Margaret J. Caucci**
Vice President	Douglas W. Foster**
Vice President	Florence Lathen-Harris*
Vice President and Assistant Secretary	Thomas E. Barnes
Vice President and Assistant Treasurer	Carol L. Dove
Vice President and Chief Financial Officer	Jerry L. Greene
Associate Vice President	Charles R. Locher**
Associate Vice President and Secretary	Glenn W. Soden
Associate Vice President-Chief Compliance Officer-NSI/1717	Elaine F. Duffus**
Associate Vice President-Supply Management Services	Vaughn W. Hovey
Assistant Secretary	Michael A. Bazany*
Assistant Secretary	Katherine DePeri Gibson
Assistant Secretary	Robert L. Tuch
Assistant Treasurer	Timothy J. Dwyer
Assistant Treasurer	J. Morgan Elliott
Assistant Treasurer	Daniel J. Murphy, Jr.
Assistant Treasurer	Terry C. Smetzer
Director	John Laughlin Carter
Director	Timothy G. Frommeyer
Director	Peter A. Golato
Director	Michael Hamilton
Director	William S. Jackson
Director	Michael A. Lex
Director	Keith I. Millner
Director	R. Dennis Noice

Principal business address is One Nationwide Plaza, Columbus, OH 43215 unless otherwise noted.
*Principal business address is 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.
**Principal business address is 300 Continental Drive, Newark, DE 19713.

(c) Compensation From the Registrant.  The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
1717	N/A	None	N/A	N/A

Item 31.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder are maintained by Nationwide Life Insurance Company of America at 300 Continental Drive, Newark, DE 19713 or at 1000 Chesterbrook Boulevard, Berwyn, PA 19312-1181.

Item 32.  Management Services

All management contracts are discussed in Part A or Part B.

Item 33.  Fee Representation

Nationwide Life Insurance Company of America hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Nationwide Life Insurance Company of America.

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, Nationwide Provident VLI Separate Account 1 and Nationwide Life Insurance Company of America certify that they meet all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and have duly caused this registration statement to be signed on their behalf by the undersigned, duly authorized, in the City of Columbus and the State of Ohio, on the 30th day of April, 2007.

NATIONWIDE PROVIDENT VLI SEPARATE ACCOUNT 1
(Registrant)

NATIONWIDE LIFE INSURANCE COMPANY OF AMERICA
(Depositor)

By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford

Pursuant to the requirements of the Securities Act, the registration statement has been signed below by the following persons in the capacities indicated on this 30th day of April, 2007.

W. G. JURGENSEN
W. G. Jurgensen Chairperson of the Board, Chief Executive Officer, and Director
MARK R. THRESHER
Mark R. Thresher Vice Chairperson of the Board and Director
PETER A. GOLATO
Peter A. Golato President and Director
ROBERT A. ROSHOLT
Robert A. Rosholt Executive Vice President–Finance, Investments and Strategy, and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer Senior Vice President and Assistant Treasurer and Director
JOHN LAUGHLIN CARTER
John Laughlin Carter Director
By: /s/ TIMOTHY D. CRAWFORD
Timothy D. Crawford
Attorney-in-Fact